UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of InvestmentAdvisory Contracts and ManagementFees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity has made several important changes to the VIP Asset Manager Portfolio's investment policies, underlying fund lineup and composite benchmark.

First, in conjunction with an adjustment to Fidelity's planning and guidance methodology, Fidelity modified the international equity exposure within the VIP Asset Manager Portfolio's target asset allocation. Effective October 2, 2009, the fund increased the international equity exposure within its target asset mix to 30% of total equity, and modified its composite performance benchmark accordingly. Fidelity believes this change improves the risk and return characteristics of the fund.

In addition, the fund began investing in a new underlying fund with dedicated exposure to commodities - Fidelity® Commodity Strategy Central Fund - in an effort to seek further diversification benefits.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager - Initial Class	29.11%	3.49%	2.19%
VIP Asset Manager - Service Class A	28.94%	3.36%	2.07%
VIP Asset Manager - Service Class 2 B	28.76%	3.23%	1.92%
VIP Asset Manager - Investor Class C	29.01%	3.38%	2.14%

A Performance for Service Class shares reflects on asset-based distribution fee (12b-1 fee).

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflect an asset based distribution fee (12b-1 fee). Returns prior to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. financial markets experienced one of their most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. The Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68% for the period. The return-to-risk theme also was present in fixed-income markets, with higher-yielding bonds posting the strongest results. The BofA Merrill Lynch US High Yield Constrained IndexSM was up 58.10% for the year. The broad investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.93%, restrained by weakness in government securities.

Comments from Geoff Stein, Lead Portfolio Manager of VIP Asset Manager Portfolio: For the year ending December 31, 2009, the fund outperformed the Fidelity Asset Manager 50% Composite Index - which returned 16.37% - by a sizable margin. (For specific portfolio results, please see the performance section of this report.) Solid domestic equity and investment-grade bond security selection fueled the fund's outperformance for the year. The domestic equity subportfolio surpassed its benchmark significantly, as did the investment-grade bond central fund. Favorable asset allocation also boosted the fund's results. A key part of my asset allocation strategy was to underweight cash in favor of credit-sensitive, non-benchmark asset classes, such as high-yield bonds and floating-rate bank loans. Even though the high-yield bond and floating-rate central funds lagged their respective indexes, their absolute returns were quite robust. Consequently, moderate exposure to these strong-performing asset classes, along with substantially underweighting cash, contributed the most to the fund's results from an asset allocation perspective. Modestly overweighting domestic equities and maintaining a small out-of-benchmark stake in emerging-markets stocks helped as well. Within the domestic equity subportfolio, stock selection in financials, energy and materials, along with overweightings in these sectors, contributed the most versus its benchmark. Lower-than-benchmark exposure to the lagging consumer staples, telecommunication services and utilities categories also helped. On the flip side, an underweighted stake in the strong-performing technology sector and adverse stock picks in this area detracted, as did security selection within health care. Top individual contributors included an underweighting in integrated oil company Exxon Mobil and an overweighting in chemical producer Dow Chemical. Investments in financial firms Bank of America and Wells Fargo also aided results. Detractors included software giant Microsoft and educational services provider DeVry. Exxon Mobil and DeVry were sold during the period. As for international equity, the central fund that represents the developed-markets portion of the foreign equity component trailed its benchmark. Similar to equities, the investment-grade central fund also benefited from the return-to-risk theme that was prevalent during most of the year. It held a diversified mix of securities that rose in value as investors snapped up bonds across the credit-risk spectrum. The fund's overweighted positions in corporate bonds and securitized products rebounded sharply following the bond market's low point in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Initial Class	.67%
Actual		$ 1,000.00	$ 1,178.30	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Service Class	.79%
Actual		$ 1,000.00	$ 1,177.20	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Service Class 2.93%
Actual		$ 1,000.00	$ 1,176.70	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.52	$ 4.74
Investor Class	.76%
Actual		$ 1,000.00	$ 1,178.20	$ 4.17
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each of Fidelity's International Equity and Fixed-Income Central Funds.

Top Five Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.5	0.3
Microsoft Corp.	1.2	0.2
Wells Fargo & Co.	1.2	2.0
Delta Air Lines, Inc.	1.1	0.9
Bank of America Corp.	1.1	1.6
	6.1
Top Five Bond Issuers as of December 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.2	8.1
Fannie Mae	9.5	13.2
Freddie Mac	1.0	1.6
Morgan Stanley	0.3	0.4
JPMorgan Chase Commercial Mortgage Securities Trust	0.3	0.3
	22.3
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.7	20.8
Information Technology	13.1	7.2
Industrials	6.9	4.6
Consumer Discretionary	6.7	8.0
Energy	6.2	8.0
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stock class*** 54.0%		Stock class 50.7%
	Bond class 40.3%		Bond class 45.7%
	Short-term class 5.7%		Short-term class 3.6%
* Foreign investments	22.7%	** Foreign investments	17.5%

***Includes Commodities & Related Investments of 1.0%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying International Equity and Fixed-Income Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 38.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
Autoliv, Inc.	66,100	$ 2,866,096
The Goodyear Tire & Rubber Co. (a)	166,200	2,343,420
		5,209,516
Hotels, Restaurants & Leisure - 0.6%
Ctrip.com International Ltd. sponsored ADR (a)	112,900	8,112,994
Household Durables - 0.6%
Cyrela Brazil Realty SA	188,200	2,606,511
Gafisa SA sponsored ADR (d)	148,600	4,808,696
Lennar Corp. Class A	17,500	223,475
		7,638,682
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	71,400	9,604,728
Priceline.com, Inc. (a)	14,700	3,211,950
		12,816,678
Media - 0.0%
VisionChina Media, Inc. ADR (a)	47,200	515,424
Multiline Retail - 0.3%
Nordstrom, Inc.	75,500	2,837,290
Target Corp.	29,700	1,436,589
		4,273,879
Specialty Retail - 0.6%
Best Buy Co., Inc.	35,600	1,404,776
TJX Companies, Inc.	58,800	2,149,140
Williams-Sonoma, Inc.	210,400	4,372,112
		7,926,028
Textiles, Apparel & Luxury Goods - 0.0%
Fuqi International, Inc. (a)(d)	22,400	402,080
TOTAL CONSUMER DISCRETIONARY		46,895,281
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	97,600	5,774,992
Wal-Mart Stores, Inc.	10,200	545,190
Whole Foods Market, Inc. (a)	30,100	826,245
		7,146,427
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	101,500	4,908,540
Hengan International Group Co. Ltd.	474,000	3,509,476
		8,418,016
TOTAL CONSUMER STAPLES		15,564,443
ENERGY - 3.3%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	37,100	2,095,408
Halliburton Co.	50,000	1,504,500

	Shares	Value
Noble Corp.	53,400	$ 2,173,380
Schlumberger Ltd.	15,100	982,859
Seadrill Ltd. (d)	252,000	6,434,838
Seahawk Drilling, Inc. (a)	39,480	889,879
Transocean Ltd. (a)	92,500	7,659,000
Weatherford International Ltd. (a)	167,800	3,005,298
		24,745,162
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.	52,530	1,359,476
Concho Resources, Inc. (a)	88,300	3,964,670
EXCO Resources, Inc.	61,600	1,307,768
Occidental Petroleum Corp.	118,100	9,607,435
SandRidge Energy, Inc. (a)	41,000	386,630
Southwestern Energy Co. (a)	84,100	4,053,620
		20,679,599
TOTAL ENERGY		45,424,761
FINANCIALS - 8.1%
Capital Markets - 0.8%
Franklin Resources, Inc.	13,800	1,453,830
Janus Capital Group, Inc.	54,300	730,335
Morgan Stanley	184,300	5,455,280
State Street Corp.	19,800	862,092
The Blackstone Group LP	167,900	2,202,848
		10,704,385
Commercial Banks - 2.3%
China Merchants Bank Co. Ltd. (H Shares)	741,000	1,927,934
Itau Unibanco Banco Multiplo SA ADR	176,500	4,031,260
PNC Financial Services Group, Inc.	154,100	8,134,939
Wells Fargo & Co.	626,100	16,898,439
		30,992,572
Consumer Finance - 0.6%
American Express Co.	219,000	8,873,880
Diversified Financial Services - 3.0%
Apollo Global Management LLC (a)(e)	315,200	1,891,200
Bank of America Corp.	969,901	14,606,709
Citigroup, Inc.	29,800	98,638
CME Group, Inc.	21,000	7,054,950
Hong Kong Exchanges and Clearing Ltd.	121,600	2,163,472
IntercontinentalExchange, Inc. (a)	15,900	1,785,570
JPMorgan Chase & Co.	327,400	13,642,758
		41,243,297
Insurance - 1.3%
Assured Guaranty Ltd.	86,000	1,871,360
Hartford Financial Services Group, Inc.	248,300	5,775,458
Lincoln National Corp.	191,000	4,752,080
XL Capital Ltd. Class A	305,300	5,596,149
		17,995,047
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	208,031	$ 1,020,656
TOTAL FINANCIALS		110,829,837
HEALTH CARE - 4.4%
Biotechnology - 0.9%
Dendreon Corp. (a)	68,600	1,802,808
Myriad Genetics, Inc. (a)	44,700	1,166,670
United Therapeutics Corp. (a)	125,600	6,612,840
Vertex Pharmaceuticals, Inc. (a)	54,900	2,352,465
		11,934,783
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG Class B	11,546	1,399,414
Health Care Providers & Services - 2.4%
Aetna, Inc.	81,100	2,570,870
CIGNA Corp.	133,700	4,715,599
Emergency Medical Services Corp. Class A (a)	26,900	1,456,635
Express Scripts, Inc. (a)	150,500	13,010,725
Humana, Inc. (a)	82,400	3,616,536
Medco Health Solutions, Inc. (a)	47,500	3,035,725
UnitedHealth Group, Inc.	159,000	4,846,320
		33,252,410
Health Care Technology - 0.3%
Cerner Corp. (a)	41,500	3,421,260
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	72,600	3,791,898
Pharmaceuticals - 0.4%
Merck & Co., Inc.	157,300	5,747,742
TOTAL HEALTH CARE		59,547,507
INDUSTRIALS - 4.5%
Air Freight & Logistics - 0.2%
FedEx Corp.	37,700	3,146,065
Airlines - 2.3%
AMR Corp. (a)	322,600	2,493,698
Continental Airlines, Inc. Class B (a)	362,500	6,496,000
Delta Air Lines, Inc. (a)	1,292,225	14,705,521
Southwest Airlines Co.	669,100	7,647,813
		31,343,032
Industrial Conglomerates - 0.2%
Textron, Inc.	155,100	2,917,431
Machinery - 1.0%
Cummins, Inc.	72,700	3,334,022
Danaher Corp.	24,900	1,872,480
Kennametal, Inc.	43,500	1,127,520
Parker Hannifin Corp.	70,300	3,787,764

	Shares	Value
SmartHeat, Inc. (a)	35,700	$ 518,364
Timken Co.	101,500	2,406,565
		13,046,715
Road & Rail - 0.7%
CSX Corp.	96,100	4,659,889
Union Pacific Corp.	69,200	4,421,880
		9,081,769
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	27,900	1,311,300
TOTAL INDUSTRIALS		60,846,312
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	366,800	8,781,192
Juniper Networks, Inc. (a)	149,500	3,987,165
Riverbed Technology, Inc. (a)	58,900	1,352,933
ZTE Corp. (H Shares)	262,000	1,610,765
		15,732,055
Computers & Peripherals - 1.9%
Apple, Inc. (a)	64,000	13,495,040
Hewlett-Packard Co.	150,600	7,757,406
Seagate Technology	238,500	4,338,315
		25,590,761
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	138,600	4,306,302
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	4,700	1,932,781
eBay, Inc. (a)	361,900	8,519,126
Google, Inc. Class A (a)	32,200	19,963,355
Tencent Holdings Ltd.	395,500	8,553,432
		38,968,694
IT Services - 0.7%
MasterCard, Inc. Class A	11,900	3,046,162
Visa, Inc. Class A	68,900	6,025,994
		9,072,156
Semiconductors & Semiconductor Equipment - 2.2%
Aixtron AG	57,700	1,941,246
Analog Devices, Inc.	107,500	3,394,850
Broadcom Corp. Class A (a)	135,400	4,258,330
Intel Corp.	316,900	6,464,760
Marvell Technology Group Ltd. (a)	359,100	7,451,325
NVIDIA Corp. (a)	159,800	2,985,064
PMC-Sierra, Inc. (a)	398,700	3,452,742
		29,948,317
Software - 2.6%
Citrix Systems, Inc. (a)	214,200	8,912,862
Informatica Corp. (a)	218,000	5,637,480
Microsoft Corp.	559,900	17,071,351
Rovi Corp. (a)	30,900	984,783
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	71,000	$ 1,669,920
VMware, Inc. Class A (a)	24,600	1,042,548
		35,318,944
TOTAL INFORMATION TECHNOLOGY		158,937,229
MATERIALS - 2.2%
Chemicals - 1.4%
Dow Chemical Co.	428,900	11,850,507
Ferro Corp.	117,500	968,200
Monsanto Co.	12,900	1,054,575
Rockwood Holdings, Inc. (a)	91,700	2,160,452
The Mosaic Co.	30,000	1,791,900
Westlake Chemical Corp.	75,000	1,869,750
		19,695,384
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	31,400	1,701,126
Alcoa, Inc.	306,800	4,945,616
Freeport-McMoRan Copper & Gold, Inc.	22,300	1,790,467
		8,437,209
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	121,200	2,235,622
TOTAL MATERIALS		30,368,215
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Vivo Participacoes SA sponsored ADR	109,000	3,379,000
TOTAL COMMON STOCKS (Cost $411,756,590)		531,792,585
Equity Funds - 15.1%

Commodity Funds - 1.0%
Fidelity Commodity Strategy Central Fund (f)	1,290,316	14,116,056
International Equity Funds - 14.1%
Fidelity Emerging Markets Equity Central Fund (f)	159,736	29,539,978
Fidelity International Equity Central Fund (f)	2,449,639	162,876,514
TOTAL INTERNATIONAL EQUITY FUNDS		192,416,492
TOTAL EQUITY FUNDS (Cost $220,340,882)		206,532,548
Fixed-Income Funds - 42.2%
	Shares	Value
Fidelity Floating Rate Central Fund (f)	175,442	$ 16,359,922
Fidelity High Income Central Fund 1 (f)	604,357	55,262,376
Fidelity VIP Investment Grade Central Fund (f)	4,828,034	504,626,110
TOTAL FIXED-INCOME FUNDS (Cost $565,750,392)		576,248,408
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.16% (b)	50,941,947	50,941,947
Fidelity Money Market Central Fund, 0.44% (b)	260,162	260,162
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	8,265,800	8,265,800
TOTAL MONEY MARKET FUNDS (Cost $59,467,909)		59,467,909
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $25,000)	$ 25,000	25,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,257,340,773)	1,374,066,450
NET OTHER ASSETS - (0.6)%	(8,765,680)
NET ASSETS - 100%	$ 1,365,300,770
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,891,200 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying International Equity and Fixed-Income Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 2,157
Mizuho Securities USA, Inc.	22,843
$ 25,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,783
Fidelity Commodity Strategy Central Fund	6,449
Fidelity Emerging Markets Equity Central Fund	313,658
Fidelity Floating Rate Central Fund	968,542
Fidelity High Income Central Fund 1	3,885,203
Fidelity International Equity Central Fund	1,782,238
Fidelity Money Market Central Fund	204,162
Fidelity Securities Lending Cash Central Fund	190,960
Fidelity VIP Investment Grade Central Fund	23,076,996
Total	$ 30,512,991
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,293,665	$ -	$ 14,116,056	8.6%
Fidelity Emerging Markets Equity Central Fund	12,143,658	7,871,400	-	29,539,978	8.4%
Fidelity Floating Rate Central Fund	35,491,726	968,535	27,955,275	16,359,922	0.5%
Fidelity High Income Central Fund 1	27,086,222	16,391,901	-	55,262,376	10.3%
Fidelity International Equity Central Fund	49,605,349	96,107,758	-	162,876,514	10.0%
Fidelity VIP Investment Grade Central Fund	504,911,591	24,396,336	72,909,463	504,626,110	12.8%
Total	$ 629,238,546	$ 159,029,595	$ 100,864,738	$ 782,780,956
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,895,281	$ 46,895,281	$ -	$ -
Consumer Staples	15,564,443	12,054,967	3,509,476	-
Energy	45,424,761	45,424,761	-	-
Financials	110,829,837	104,847,231	5,982,606	-
Health Care	59,547,507	59,547,507	-	-
Industrials	60,846,312	60,846,312	-	-
Information Technology	158,937,229	148,773,032	10,164,197	-
Materials	30,368,215	30,368,215	-	-
Telecommunication Services	3,379,000	3,379,000	-	-
Fixed-Income Funds	576,248,408	576,248,408	-	-
Money Market Funds	59,467,909	59,467,909	-	-
Cash Equivalents	25,000	-	25,000	-
Equity Funds	206,532,548	206,532,548	-	-
Total Investments in Securities:	$ 1,374,066,450	$ 1,354,385,171	$ 19,681,279	$ -
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's International Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	22.4%
AAA,AA,A	7.4%
BBB	5.8%
BB	3.0%
B	1.6%
CCC,CC,C	0.9%
D	0.0%
Not Rated	0.4%
Equities	54.0%
Short-Term Investments and Net Other Assets	4.5%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.3%
United Kingdom	3.1%
Japan	2.3%
Switzerland	2.2%
Brazil	1.8%
Bermuda	1.6%
France	1.6%
Cayman Islands	1.4%
China	1.3%
Others (individually less than 1%)	7.4%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $239,139,286 of which $205,755,465 and $33,383,821 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including securities loaned of $7,970,191 and repurchase agreements of $25,000) - See accompanying schedule: Unaffiliated issuers (cost $411,781,590)	$ 531,817,585
Fidelity Central Funds (cost $845,559,183)	842,248,865
Total Investments (cost $1,257,340,773)		$ 1,374,066,450
Cash		8,279
Receivable for fund shares sold		221,231
Dividends receivable		287,566
Distributions receivable from Fidelity Central Funds		14,508
Prepaid expenses		4,475
Other receivables		122,614
Total assets		1,374,725,123

Liabilities
Payable for fund shares redeemed	$ 303,382
Accrued management fee	575,918
Distribution fees payable	8,893
Other affiliated payables	126,490
Other payables and accrued expenses	143,870
Collateral on securities loaned, at value	8,265,800
Total liabilities		9,424,353

Net Assets		$ 1,365,300,770
Net Assets consist of:
Paid in capital		$ 1,470,269,233
Undistributed net investment income		510,507
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(222,209,494)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		116,730,524
Net Assets		$ 1,365,300,770

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($1,249,955,428 ÷ 96,135,551 shares)	$ 13.00

Service Class: Net Asset Value, offering price and redemption price per share ($8,230,020 ÷ 636,828 shares)	$ 12.92

Service Class 2: Net Asset Value, offering price and redemption price per share ($39,474,542 ÷ 3,086,046 shares)	$ 12.79

Investor Class: Net Asset Value, offering price and redemption price per share ($67,640,780 ÷ 5,220,453 shares)	$ 12.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Dividends		$ 5,973,665
Interest		1,024
Income from Fidelity Central Funds		30,512,991
Total income		36,487,680

Expenses
Management fee	$ 6,298,281
Transfer agent fees	1,035,060
Distribution fees	101,394
Accounting and security lending fees	505,748
Custodian fees and expenses	52,060
Independent trustees' compensation	4,670
Appreciation in deferred trustee compensation account	318
Audit	55,329
Legal	11,634
Interest	855
Miscellaneous	285,196
Total expenses before reductions	8,350,545
Expense reductions	(104,270)	8,246,275
Net investment income (loss)		28,241,405
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,596,413
Fidelity Central Funds	(12,035,167)
Foreign currency transactions	(82,958)
Futures contracts	(8,472,515)
Capital gain distributions from Fidelity Central Funds	1,317,159
Total net realized gain (loss)		(15,677,068)
Change in net unrealized appreciation (depreciation) on: Investment securities	302,740,832
Assets and liabilities in foreign currencies	938
Futures contracts	(960,658)
Total change in net unrealized appreciation (depreciation)		301,781,112
Net gain (loss)		286,104,044
Net increase (decrease) in net assets resulting from operations		$ 314,345,449

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,241,405	$ 43,261,967
Net realized gain (loss)	(15,677,068)	(207,933,075)
Change in net unrealized appreciation (depreciation)	301,781,112	(356,452,176)
Net increase (decrease) in net assets resulting from operations	314,345,449	(521,123,284)
Distributions to shareholders from net investment income	(29,225,472)	(41,190,249)
Distributions to shareholders from net realized gain	(2,058,644)	(172,526,461)
Total distributions	(31,284,116)	(213,716,710)
Share transactions - net increase (decrease)	(106,930,344)	12,608,857
Total increase (decrease) in net assets	176,130,989	(722,231,137)

Net Assets
Beginning of period	1,189,169,781	1,911,400,918
End of period (including undistributed net investment income of $510,507 and undistributed net investment income of $1,589,214, respectively)	$ 1,365,300,770	$ 1,189,169,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 16.58	$ 15.71	$ 15.04	$ 14.85
Income from Investment Operations
Net investment income (loss)C	.26	.36	.44	.44	.38
Net realized and unrealized gain (loss)	2.73	(4.75)	1.88	.64	.21
Total from investment operations	2.99	(4.39)	2.32	1.08	.59
Distributions from net investment income	(.28)	(.37)	(1.00)	(.41)	(.39)
Distributions from net realized gain	(.02)	(1.51)	(.45)	-	(.01)
Total distributions	(.30)	(1.88)	(1.45)	(.41)	(.40)G
Net asset value, end of period	$ 13.00	$ 10.31	$ 16.58	$ 15.71	$ 15.04
Total Return A, B	29.11%	(28.76)%	15.57%	7.32%	4.04%
Ratios to Average Net Assets D, F
Expenses before reductions	.67%	.63%	.63%	.65%	.64%
Expenses net of fee waivers, if any	.67%	.63%	.63%	.65%	.64%
Expenses net of all reductions	.66%	.63%	.62%	.63%	.63%
Net investment income (loss)	2.31%	2.62%	2.75%	2.90%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,249,955	$ 1,093,133	$ 1,791,647	$ 2,080,545	$ 2,407,113
Portfolio turnover rate E	95%	90%	99%	173%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 16.48	$ 15.61	$ 14.94	$ 14.75
Income from Investment Operations
Net investment income (loss) C	.25	.34	.42	.42	.36
Net realized and unrealized gain (loss)	2.71	(4.71)	1.86	.64	.21
Total from investment operations	2.96	(4.37)	2.28	1.06	.57
Distributions from net investment income	(.27)	(.35)	(.96)	(.39)	(.37)
Distributions from net realized gain	(.02)	(1.51)	(.45)	-	(.01)
Total distributions	(.29)	(1.86)	(1.41)	(.39)	(.38) G
Net asset value, end of period	$ 12.92	$ 10.25	$ 16.48	$ 15.61	$ 14.94
Total ReturnA, B	28.94%	(28.82)%	15.36%	7.24%	3.93%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.75%	.74%	.76%	.74%
Expenses net of fee waivers, if any	.79%	.75%	.74%	.76%	.74%
Expenses net of all reductions	.78%	.75%	.74%	.74%	.73%
Net investment income (loss)	2.18%	2.50%	2.63%	2.79%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,230	$ 7,413	$ 13,530	$ 24,021	$ 29,382
Portfolio turnover rate E	95%	90%	99%	173%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 16.34	$ 15.47	$ 14.82	$ 14.64
Income from Investment Operations
Net investment income (loss) C	.23	.32	.39	.39	.34
Net realized and unrealized gain (loss)	2.68	(4.67)	1.85	.63	.21
Total from investment operations	2.91	(4.35)	2.24	1.02	.55
Distributions from net investment income	(.25)	(.33)	(.92)	(.37)	(.37)
Distributions from net realized gain	(.02)	(1.51)	(.45)	-	(.01)
Total distributions	(.27)	(1.84)	(1.37)	(.37)	(.37) G
Net asset value, end of period	$ 12.79	$ 10.15	$ 16.34	$ 15.47	$ 14.82
Total ReturnA, B	28.76%	(28.95)%	15.24%	7.06%	3.85%
Ratios to Average Net AssetsD, F
Expenses before reductions	.93%	.90%	.89%	.92%	.90%
Expenses net of fee waivers, if any	.93%	.90%	.89%	.92%	.90%
Expenses net of all reductions	.92%	.89%	.89%	.90%	.89%
Net investment income (loss)	2.04%	2.36%	2.48%	2.64%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,475	$ 37,360	$ 59,670	$ 55,585	$ 51,574
Portfolio turnover rate E	95%	90%	99%	173%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 16.53	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss) E	.25	.34	.42	.42	.16
Net realized and unrealized gain (loss)	2.73	(4.72)	1.87	.63	.24
Total from investment operations	2.98	(4.38)	2.29	1.05	.40
Distributions from net investment income	(.28)	(.36)	(.98)	(.41)	-
Distributions from net realized gain	(.02)	(1.51)	(.45)	-	-
Total distributions	(.30)	(1.87)	(1.43)	(.41)	-
Net asset value, end of period	$ 12.96	$ 10.28	$ 16.53	$ 15.67	$ 15.03
Total Return B, C, D	29.01%	(28.79)%	15.38%	7.16%	2.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.73%	.75%	.78%	.82% A
Expenses net of fee waivers, if any	.77%	.73%	.75%	.78%	.82%A
Expenses net of all reductions	.76%	.72%	.74%	.76%	.81%A
Net investment income (loss)	2.21%	2.53%	2.63%	2.77%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,641	$ 51,264	$ 46,555	$ 27,092	$ 9,322
Portfolio turnover rate G	95%	90%	99%	173%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements Indexed Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in each of Fidelity's International Equity and Fixed-Income Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 22, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed-Income, Equity and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 192,523,160
Gross unrealized depreciation	(44,128,372)
Net unrealized appreciation (depreciation)	$ 148,394,788

Tax Cost	$ 1,225,671,662

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 571,565
Capital loss carryforward	$ (239,139,286)
Net unrealized appreciation (depreciation)	$ 148,399,635

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 31,284,116	$ 141,735,471
Long-term Capital Gains	-	71,981,239
Total	$ 31,284,116	$ 213,716,710

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (8,472,515)	$ (960,658)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (8,472,515)	$ (960,658)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(8,472,515) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(960,658) for futures contracts.

Annual Report

Notes to Financial Statements - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $1,130,007,307 and $1,193,087,542, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .51% of the Fund's average net assets.

The Fund has invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $995 for the period.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 7,705
Service Class 2	93,689
$ 101,394

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 895,022
Service Class	8,042
Service Class 2	35,635
Investor Class	96,361
$ 1,035,060

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,362 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,735,000.41%		$ 855

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $190,960.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $103,275 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Initial Class	$ 26,891,577	$ 38,015,719
Service Class	169,095	246,441
Service Class 2	773,072	1,187,775
Investor Class	1,391,728	1,740,314
Total	$ 29,225,472	$ 41,190,249
From net realized gain
Initial Class	$ 1,883,866	$ 161,149,954
Service Class	12,475	1,209,795
Service Class 2	60,915	5,555,453
Investor Class	101,388	4,611,259
Total	$ 2,058,644	$ 172,526,461

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Initial Class
Shares sold	3,094,632	6,061,823	$ 36,278,491	$ 86,439,618
Reinvestment of distributions	2,267,624	14,987,340	28,775,443	199,165,673
Shares redeemed	(15,262,713)	(23,098,451)	(169,609,788)	(307,562,568)
Net increase (decrease)	(9,900,457)	(2,049,288)	$ (104,555,854)	$ (21,957,277)
Service Class
Shares sold	165,414	194,458	$ 1,916,594	$ 2,734,982
Reinvestment of distributions	14,416	109,333	181,570	1,456,236
Shares redeemed	(266,270)	(401,344)	(3,042,535)	(5,497,355)
Net increase (decrease)	(86,440)	(97,553)	$ (944,371)	$ (1,306,137)
Service Class 2
Shares sold	781,888	888,154	$ 9,131,267	$ 12,478,899
Reinvestment of distributions	66,945	512,663	833,987	6,743,228
Shares redeemed	(1,444,406)	(1,371,993)	(16,443,612)	(18,022,815)
Net increase (decrease)	(595,573)	28,824	$ (6,478,358)	$ 1,199,312
Investor Class
Shares sold	1,221,053	3,564,716	$ 14,777,890	$ 51,649,057
Reinvestment of distributions	117,966	494,489	1,493,116	6,351,573
Shares redeemed	(1,106,415)	(1,887,346)	(11,222,767)	(23,327,671)
Net increase (decrease)	232,604	2,171,859	$ 5,048,239	$ 34,672,959

Annual Report

Notes to Financial Statements - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 3.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 1% and 15%; Service Class designates 1% and 16%; Service Class 2 designates 1%, and 17% and Investor Class designates 1% and 16% of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 20% means that 80% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Investor Class and Service Class ranked below its competitive median for 2008 and the total expenses of Service Class 2 ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-ANN-0210
1.540206.112

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of InvestmentAdvisory Contracts and ManagementFees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity has made several important changes to the VIP Asset Manager: Growth Portfolio's investment policies, underlying fund lineup and composite benchmark.

First, in conjunction with an adjustment to Fidelity's planning and guidance methodology, Fidelity modified the international equity exposure within the VIP Asset Manager: Growth Portfolio's target asset allocation. Effective October 2, 2009, the fund increased the international equity exposure within its target asset mix to 30% of total equity, and modified its composite performance benchmark accordingly. Fidelity believes this change improves the risk and return characteristics of the fund.

In addition, the fund began investing in a new underlying fund with dedicated exposure to commodities - Fidelity® Commodity Strategy Central Fund - in an effort to seek further diversification benefits.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager: Growth - Initial Class	32.91%	2.44%	0.10%
VIP Asset Manager: Growth - Service Class A	32.79%	2.34%	-0.01%
VIP Asset Manager: Growth - Service Class 2 B	32.55%	2.14%	-0.19%
VIP Asset Manager: Growth - Investor Class C	32.68%	2.31%	0.03%

A Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns prior to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. financial markets experienced one of their most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. The Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68% for the period. The return-to-risk theme also was present in fixed-income markets, with higher-yielding bonds posting the strongest results. The BofA Merrill Lynch US High Yield Constrained IndexSM was up 58.10% for the year. The broad investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.93%, restrained by weakness in government securities.

Comments from Geoff Stein, Lead Portfolio Manager of VIP Asset Manager: Growth Portfolio: For the year ending December 31, 2009, the fund significantly outperformed the Fidelity Asset Manager 70% Composite Index, which returned 21.32%. (For specific portfolio results, please see the performance section of this report.) Solid domestic equity and investment-grade bond security selection fueled the fund's outperformance for the year. The domestic equity subportfolio surpassed its benchmark significantly, as did the investment-grade bond central fund. Favorable asset allocation also boosted the fund's results. A key part of my strategy was to underweight cash and investment-grade bonds in favor of credit-sensitive, non-benchmark asset classes, such as high-yield bonds and floating-rate bank loans. Even though the high-yield bond and floating-rate central funds lagged their respective indexes, their absolute returns were quite robust. Consequently, moderate exposure to these strong-performing asset classes, along with substantially underweighting cash, contributed the most to the fund's results from an asset allocation perspective. Modestly overweighting domestic equities and maintaining a small out-of-benchmark stake in emerging-markets stocks helped as well. Within the domestic equity subportfolio, stock selection in financials, energy and materials, along with overweightings in these sectors, contributed the most versus its benchmark. Lower-than-benchmark exposure to the lagging consumer staples, telecommunication services and utilities categories also helped. On the flip side, an underweighted stake in the strong-performing technology sector and adverse stock picks in this area detracted, as did security selection within health care. Top individual contributors included an underweighting in integrated oil company Exxon Mobil and an overweighting in chemical producer Dow Chemical. Exxon Mobil was sold during the period. Investments in financial firms Bank of America and Wells Fargo also aided results. Detractors included software giant Microsoft and airline Delta Air. As for international equity, the central fund that represents the developed-markets portion of the foreign equity component trailed its benchmark. Similar to equities, the investment-grade central fund also benefited from the return-to-risk theme that was prevalent during most of the year. It held a diversified mix of securities that rose in value as investors snapped up bonds across the credit-risk spectrum. The fund's overweighted positions in corporate bonds and securitized products rebounded sharply following the bond market's low point in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Initial Class	.78%
Actual		$ 1,000.00	$ 1,219.80	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Service Class	.89%
Actual		$ 1,000.00	$ 1,219.30	$ 4.98
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Service Class 2	1.06%
Actual		$ 1,000.00	$ 1,217.70	$ 5.93
Hypothetical A		$ 1,000.00	$ 1,019.86	$ 5.40
Investor Class	.88%
Actual		$ 1,000.00	$ 1,218.60	$ 4.92
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each of Fidelity's International Equity and Fixed-Income Central Funds.

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.9	0.3
Microsoft Corp.	1.7	0.2
Wells Fargo & Co.	1.6	2.7
Delta Air Lines, Inc.	1.4	1.2
Bank of America Corp.	1.4	2.2
JPMorgan Chase & Co.	1.3	2.0
Apple, Inc.	1.3	1.4
Express Scripts, Inc.	1.2	1.8
Dow Chemical Co.	1.1	1.1
Occidental Petroleum Corp.	0.9	0.5
	13.8
Market Sectors as of December 31, 2009
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.6	9.1
Financials	15.0	20.2
Industrials	7.5	4.9
Health Care	7.0	7.3
Consumer Discretionary	6.0	8.0
Energy	6.0	8.2
Materials	4.9	7.9
Consumer Staples	3.1	2.5
Telecommunication Services	1.5	2.1
Utilities	1.0	0.6
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stock class*** 72.8%		Stock class 70.6%
	Bond class 24.8%		Bond class 25.8%
	Short-term class 2.4%		Short-term class 3.6%
* Foreign investments	27.6%	** Foreign investments	23.7%

***Includes Commodities & Related Investments of 1.5%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying International Equity and Fixed-Income Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Common Stocks - 50.9%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.5%
Autoliv, Inc.	10,800	$ 468,288
The Goodyear Tire & Rubber Co. (a)	27,500	387,750
		856,038
Hotels, Restaurants & Leisure - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	18,700	1,343,782
Household Durables - 0.7%
Cyrela Brazil Realty SA	31,200	432,110
Gafisa SA sponsored ADR (c)	24,600	796,056
Lennar Corp. Class A	3,100	39,587
		1,267,753
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	11,800	1,587,336
Priceline.com, Inc. (a)	2,400	524,400
		2,111,736
Media - 0.1%
VisionChina Media, Inc. ADR (a)	7,900	86,268
Multiline Retail - 0.4%
Nordstrom, Inc. (c)	13,300	499,814
Target Corp.	4,800	232,176
		731,990
Specialty Retail - 0.8%
Best Buy Co., Inc.	6,000	236,760
TJX Companies, Inc.	9,700	354,535
Williams-Sonoma, Inc.	34,900	725,222
		1,316,517
Textiles, Apparel & Luxury Goods - 0.0%
Fuqi International, Inc. (a)(c)	3,500	62,825
TOTAL CONSUMER DISCRETIONARY		7,776,909
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	16,100	952,637
Wal-Mart Stores, Inc.	1,800	96,210
Whole Foods Market, Inc. (a)	5,300	145,485
		1,194,332
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	17,800	860,808
Hengan International Group Co. Ltd.	78,000	577,509
		1,438,317
TOTAL CONSUMER STAPLES		2,632,649
ENERGY - 4.3%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	6,200	350,176
Halliburton Co.	8,300	249,747

	Shares	Value
Noble Corp.	8,800	$ 358,160
Schlumberger Ltd.	2,500	162,725
Seadrill Ltd. (c)	42,400	1,082,687
Seahawk Drilling, Inc. (a)	6,546	147,547
Transocean Ltd. (a)	15,300	1,266,840
Weatherford International Ltd. (a)	27,700	496,107
		4,113,989
Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp.	8,400	217,392
Concho Resources, Inc. (a)	14,600	655,540
EXCO Resources, Inc.	10,200	216,546
Occidental Petroleum Corp.	19,700	1,602,595
SandRidge Energy, Inc. (a)	6,700	63,181
Southwestern Energy Co. (a)	13,900	669,980
		3,425,234
TOTAL ENERGY		7,539,223
FINANCIALS - 10.6%
Capital Markets - 1.0%
Franklin Resources, Inc.	2,400	252,840
Janus Capital Group, Inc.	9,500	127,775
Morgan Stanley	30,500	902,800
State Street Corp.	3,300	143,682
The Blackstone Group LP	27,800	364,736
		1,791,833
Commercial Banks - 3.0%
China Merchants Bank Co. Ltd. (H Shares)	123,500	321,322
Itau Unibanco Banco Multiplo SA ADR	30,600	698,904
PNC Financial Services Group, Inc.	27,600	1,457,004
Wells Fargo & Co.	103,600	2,796,164
		5,273,394
Consumer Finance - 0.9%
American Express Co.	37,500	1,519,500
Diversified Financial Services - 3.9%
Apollo Global Management LLC (a)(d)	50,700	304,200
Bank of America Corp.	160,683	2,419,886
Citigroup, Inc.	9,100	30,121
CME Group, Inc.	3,500	1,175,825
Hong Kong Exchanges and Clearing Ltd.	20,100	357,613
IntercontinentalExchange, Inc. (a)	2,600	291,980
JPMorgan Chase & Co.	54,300	2,262,681
		6,842,306
Insurance - 1.7%
Assured Guaranty Ltd.	14,300	311,168
Hartford Financial Services Group, Inc.	41,100	955,986
Lincoln National Corp.	31,700	788,696
XL Capital Ltd. Class A	50,600	927,498
		2,983,348
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	34,218	$ 167,883
TOTAL FINANCIALS		18,578,264
HEALTH CARE - 5.7%
Biotechnology - 1.1%
Dendreon Corp. (a)	11,200	294,336
Myriad Genetics, Inc. (a)	7,900	206,190
United Therapeutics Corp. (a)	21,000	1,105,650
Vertex Pharmaceuticals, Inc. (a)	9,100	389,935
		1,996,111
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG Class B	2,021	244,952
Health Care Providers & Services - 3.2%
Aetna, Inc.	13,500	427,950
CIGNA Corp.	22,700	800,629
Emergency Medical Services Corp. Class A (a)	4,500	243,675
Express Scripts, Inc. (a)	24,900	2,152,605
Humana, Inc. (a)	13,500	592,515
Medco Health Solutions, Inc. (a)	7,900	504,889
UnitedHealth Group, Inc.	27,000	822,960
		5,545,223
Health Care Technology - 0.3%
Cerner Corp. (a)	6,900	568,836
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	12,000	626,760
Pharmaceuticals - 0.6%
Merck & Co., Inc.	27,000	986,580
TOTAL HEALTH CARE		9,968,462
INDUSTRIALS - 5.8%
Air Freight & Logistics - 0.3%
FedEx Corp.	6,300	525,735
Airlines - 3.0%
AMR Corp. (a)	52,500	405,825
Continental Airlines, Inc. Class B (a)	60,500	1,084,160
Delta Air Lines, Inc. (a)	213,900	2,434,182
Southwest Airlines Co.	111,900	1,279,017
		5,203,184
Industrial Conglomerates - 0.3%
Textron, Inc.	25,500	479,655
Machinery - 1.2%
Cummins, Inc.	12,200	559,492
Danaher Corp.	4,200	315,840
Kennametal, Inc.	7,300	189,216
Parker Hannifin Corp.	11,800	635,784

	Shares	Value
SmartHeat, Inc. (a)	4,600	$ 66,792
Timken Co.	17,000	403,070
		2,170,194
Road & Rail - 0.9%
CSX Corp.	15,900	770,991
Union Pacific Corp.	11,500	734,850
		1,505,841
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	4,700	220,900
TOTAL INDUSTRIALS		10,105,509
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	60,700	1,453,158
Juniper Networks, Inc. (a)	24,700	658,749
Riverbed Technology, Inc. (a)	9,800	225,106
ZTE Corp. (H Shares)	45,800	281,576
		2,618,589
Computers & Peripherals - 2.5%
Apple, Inc. (a)	10,600	2,235,116
Hewlett-Packard Co.	26,400	1,359,864
Seagate Technology	39,500	718,505
		4,313,485
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	23,000	714,610
Internet Software & Services - 3.7%
Baidu.com, Inc. sponsored ADR (a)	800	328,984
eBay, Inc. (a)	63,800	1,501,852
Google, Inc. Class A (a)	5,300	3,285,896
Tencent Holdings Ltd.	65,500	1,416,561
		6,533,293
IT Services - 0.9%
MasterCard, Inc. Class A	1,900	486,362
Visa, Inc. Class A	12,100	1,058,266
		1,544,628
Semiconductors & Semiconductor Equipment - 2.8%
Aixtron AG	9,600	322,980
Analog Devices, Inc.	17,900	565,282
Broadcom Corp. Class A (a)	22,300	701,335
Intel Corp.	52,400	1,068,960
Marvell Technology Group Ltd. (a)	59,200	1,228,400
NVIDIA Corp. (a)	26,400	493,152
PMC-Sierra, Inc. (a)	66,000	571,560
		4,951,669
Software - 3.5%
Citrix Systems, Inc. (a)	35,700	1,485,477
Informatica Corp. (a)	36,900	954,234
Microsoft Corp.	97,500	2,972,775
Rovi Corp. (a)	5,100	162,537
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	11,800	$ 277,536
VMware, Inc. Class A (a)	4,100	173,758
		6,026,317
TOTAL INFORMATION TECHNOLOGY		26,702,591
MATERIALS - 2.9%
Chemicals - 1.9%
Dow Chemical Co.	71,000	1,961,730
Ferro Corp.	20,600	169,744
Monsanto Co.	2,200	179,850
Rockwood Holdings, Inc. (a)	15,200	358,112
The Mosaic Co.	4,700	280,731
Westlake Chemical Corp.	12,400	309,132
		3,259,299
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd. (Canada)	5,200	281,715
Alcoa, Inc.	50,800	818,896
Freeport-McMoRan Copper & Gold, Inc.	3,700	297,073
		1,397,684
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	20,000	368,914
TOTAL MATERIALS		5,025,897
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Vivo Participacoes SA sponsored ADR	18,100	561,100
TOTAL COMMON STOCKS (Cost $68,765,324)		88,890,604
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% 1/21/10 (e) (Cost $499,999)	$ 500,000	499,994
Equity Funds - 19.4%
	Shares
Commodity Funds - 1.5%
Fidelity Commodity Strategy Central Fund (f)	240,015	2,625,759

	Shares	Value
International Equity Funds - 17.9%
Fidelity Emerging Markets Equity Central Fund (f)	32,359	$ 5,984,150
Fidelity International Equity Central Fund (f)	379,644	25,242,554
TOTAL INTERNATIONAL EQUITY FUNDS		31,226,704
TOTAL EQUITY FUNDS (Cost $39,096,555)		33,852,463
Fixed-Income Funds - 25.8%

Fidelity Floating Rate Central Fund (f)	23,535	2,194,656
Fidelity High Income Central Fund 1 (f)	74,379	6,801,191
Fidelity VIP Investment Grade Central Fund (f)	346,089	36,173,232
TOTAL FIXED-INCOME FUNDS (Cost $43,932,696)		45,169,079
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.16% (g)	6,097,199	6,097,199
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	2,465,955	2,465,955
TOTAL MONEY MARKET FUNDS (Cost $8,563,154)		8,563,154
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $160,857,728)	176,975,294
NET OTHER ASSETS - (1.3)%	(2,211,858)
NET ASSETS - 100%	$ 174,763,436
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
56 CME E-mini MSCI EAFE Index Contracts	March 2010	$ 4,392,640	$ 13,740

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,200 or 0.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,994.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying International Equity and Fixed-Income Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,867
Fidelity Commodity Strategy Central Fund	1,200
Fidelity Emerging Markets Equity Central Fund	49,599
Fidelity Floating Rate Central Fund	124,930
Fidelity High Income Central Fund 1	475,184
Fidelity International Equity Central Fund	408,646
Fidelity Securities Lending Cash Central Fund	50,913
Fidelity VIP Investment Grade Central Fund	1,477,506
Total	$ 2,621,845
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,497,739	$ -	$ 2,625,759	1.6%
Fidelity Emerging Markets Equity Central Fund	1,519,757	2,964,916	-	5,984,150	1.7%
Fidelity Floating Rate Central Fund	4,420,699	124,930	3,341,714	2,194,656	0.1%
Fidelity High Income Central Fund 1	3,472,399	1,878,174	-	6,801,191	1.3%
Fidelity International Equity Central Fund	13,336,235	9,179,054	892,785	25,242,554	1.5%
Fidelity VIP Investment Grade Central Fund	36,813,116	6,359,702	9,988,864	36,173,232	0.9%
Total	$ 59,562,206	$ 23,004,515	$ 14,223,363	$ 79,021,542
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,776,909	$ 7,776,909	$ -	$ -
Consumer Staples	2,632,649	2,055,140	577,509	-
Energy	7,539,223	7,539,223	-	-
Financials	18,578,264	17,595,129	983,135	-
Health Care	9,968,462	9,968,462	-	-
Industrials	10,105,509	10,105,509	-	-
Information Technology	26,702,591	25,004,454	1,698,137	-
Materials	5,025,897	5,025,897	-	-
Telecommunication Services	561,100	561,100	-	-
U.S. Government and Government Agency Obligations	499,994	-	499,994	-
Fixed-Income Funds	45,169,079	45,169,079	-	-
Money Market Funds	8,563,154	8,563,154	-	-
Equity Funds	33,852,463	33,852,463	-	-
Total Investments in Securities:	$ 176,975,294	$ 173,216,519	$ 3,758,775	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,740	$ 13,740	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk (a)
Futures Contracts	$ 13,740	$ -
Total Value of Derivatives	$ 13,740	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's International Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	12.5%
AAA,AA,A	4.5%
BBB	3.2%
BB	2.3%
B	1.5%
CCC,CC,C	0.9%
D	0.0%
Not Rated	0.4%
Equities	72.8%
Short-Term Investments and Net Other Assets	1.9%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.4%
United Kingdom	3.6%
Japan	2.8%
Switzerland	2.7%
Brazil	2.2%
Cayman Islands	2.0%
China	1.9%
Bermuda	1.9%
France	1.9%
Germany	1.2%
Others (individually less than 1%)	7.4%
100.0%
Income Tax Information

At December 31, 2009, the fund had a capital loss carryforward of approximately $61,350,992 of which $7,030,969, $8,613,887, $24,334,072 and $21,372,064 will expire on December 31, 2010, 2011, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including securities loaned of $2,377,116) - See accompanying schedule: Unaffiliated issuers (cost $69,265,323)	$ 89,390,598
Fidelity Central Funds (cost $91,592,405)	87,584,696
Total Investments (cost $160,857,728)		$ 176,975,294
Cash		26,889
Receivable for fund shares sold		685,611
Dividends receivable		50,940
Distributions receivable from Fidelity Central Funds		2,937
Prepaid expenses		563
Other receivables		11,606
Total assets		177,753,840

Liabilities
Payable for fund shares redeemed	$ 342,140
Accrued management fee	80,567
Distribution fees payable	2,019
Payable for daily variation on futures contracts	37,240
Other affiliated payables	18,392
Other payables and accrued expenses	44,091
Collateral on securities loaned, at value	2,465,955
Total liabilities		2,990,404

Net Assets		$ 174,763,436
Net Assets consist of:
Paid in capital		$ 214,809,479
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,179,215)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,133,172
Net Assets		$ 174,763,436

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($136,479,180 ÷ 10,783,119 shares)	$ 12.66

Service Class: Net Asset Value, offering price and redemption price per share ($3,837,881 ÷ 305,167 shares)	$ 12.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,139,455 ÷ 650,469 shares)	$ 12.51

Investor Class: Net Asset Value, offering price and redemption price per share ($26,306,920 ÷ 2,085,746 shares)	$ 12.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Dividends		$ 968,603
Interest		395
Income from Fidelity Central Funds		2,621,845
Total income		3,590,843

Expenses
Management fee	$ 862,912
Transfer agent fees	153,591
Distribution fees	20,793
Accounting and security lending fees	76,136
Custodian fees and expenses	42,405
Independent trustees' compensation	574
Audit	54,457
Legal	1,723
Miscellaneous	32,083
Total expenses before reductions	1,244,674
Expense reductions	(22,862)	1,221,812
Net investment income (loss)		2,369,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	685,001
Fidelity Central Funds	(2,251,150)
Foreign currency transactions	(13,644)
Futures contracts	(2,135,768)
Capital gain distributions from Fidelity Central Funds	89,469
Total net realized gain (loss)		(3,626,092)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,450,114
Assets and liabilities in foreign currencies	304
Futures contracts	(249,130)
Total change in net unrealized appreciation (depreciation)		45,201,288
Net gain (loss)		41,575,196
Net increase (decrease) in net assets resulting from operations		$ 43,944,227

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,369,031	$ 4,019,097
Net realized gain (loss)	(3,626,092)	(36,724,964)
Change in net unrealized appreciation (depreciation)	45,201,288	(56,957,566)
Net increase (decrease) in net assets resulting from operations	43,944,227	(89,663,433)
Distributions to shareholders from net investment income	(2,373,235)	(3,919,898)
Distributions to shareholders from net realized gain	(313,149)	(155,222)
Total distributions	(2,686,384)	(4,075,120)
Share transactions - net increase (decrease)	(14,759,164)	31,697
Total increase (decrease) in net assets	26,498,679	(93,706,856)

Net Assets
Beginning of period	148,264,757	241,971,613
End of period (including undistributed net investment income of $0 and undistributed net investment income of $72,273, respectively)	$ 174,763,436	$ 148,264,757

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 15.51	$ 13.60	$ 12.97	$ 12.78
Income from Investment Operations
Net investment income (loss) C	.17	.26	.29	.26	.24
Net realized and unrealized gain (loss)	3.01	(5.82)	2.24	.63	.25
Total from investment operations	3.18	(5.56)	2.53	.89	.49
Distributions from net investment income	(.18)	(.26)	(.62)	(.26)	(.30)
Distributions from net realized gain	(.02)	(.01)	-	-	-
Total distributions	(.20)	(.27)	(.62)	(.26)	(.30)
Net asset value, end of period	$ 12.66	$ 9.68	$ 15.51	$ 13.60	$ 12.97
Total Return A, B	32.91%	(35.81)%	18.97%	6.99%	3.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.74%	.74%	.77%	.74%
Expenses net of fee waivers, if any	.78%	.74%	.74%	.77%	.74%
Expenses net of all reductions	.77%	.73%	.73%	.73%	.72%
Net investment income (loss)	1.57%	1.90%	1.98%	2.01%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,479	$ 118,672	$ 211,867	$ 212,222	$ 260,968
Portfolio turnover rate E	126%	110%	132%	233%	43%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 15.41	$ 13.51	$ 12.88	$ 12.69
Income from Investment Operations
Net investment income (loss) C	.16	.24	.27	.25	.23
Net realized and unrealized gain (loss)	2.99	(5.77)	2.22	.63	.24
Total from investment operations	3.15	(5.53)	2.49	.88	.47
Distributions from net investment income	(.17)	(.25)	(.59)	(.25)	(.28)
Distributions from net realized gain	(.02)	(.01)	-	-	-
Total distributions	(.19)	(.26)	(.59)	(.25)	(.28)
Net asset value, end of period	$ 12.58	$ 9.62	$ 15.41	$ 13.51	$ 12.88
Total Return A, B	32.79%	(35.88)%	18.79%	6.93%	3.79%
Ratios to Average Net AssetsD, F
Expenses before reductions	.88%	.84%	.84%	.87%	.84%
Expenses net of fee waivers, if any	.88%	.84%	.84%	.87%	.84%
Expenses net of all reductions	.87%	.83%	.83%	.83%	.82%
Net investment income (loss)	1.47%	1.80%	1.88%	1.91%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,838	$ 2,911	$ 5,113	$ 4,977	$ 5,604
Portfolio turnover rate E	126%	110%	132%	233%	43%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 15.34	$ 13.42	$ 12.81	$ 12.61
Income from Investment Operations
Net investment income (loss) C	.14	.22	.25	.22	.20
Net realized and unrealized gain (loss)	2.97	(5.75)	2.21	.62	.25
Total from investment operations	3.11	(5.53)	2.46	.84	.45
Distributions from net investment income	(.15)	(.23)	(.54)	(.23)	(.25)
Distributions from net realized gain	(.02)	(.01)	-	-	-
Total distributions	(.17)	(.24)	(.54)	(.23)	(.25)
Net asset value, end of period	$ 12.51	$ 9.57	$ 15.34	$ 13.42	$ 12.81
Total ReturnA, B	32.55%	(36.05)%	18.68%	6.64%	3.65%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.06%	1.01%	1.02%	1.05%	1.03%
Expenses net of fee waivers, if any	1.06%	1.01%	1.02%	1.05%	1.03%
Expenses net of all reductions	1.05%	1.01%	1.01%	1.02%	1.02%
Net investment income (loss)	1.29%	1.62%	1.70%	1.73%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,139	$ 6,545	$ 8,622	$ 6,205	$ 5,854
Portfolio turnover rate E	126%	110%	132%	233%	43%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 15.46	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.16	.24	.27	.24	.10
Net realized and unrealized gain (loss)	2.99	(5.78)	2.23	.63	.26
Total from investment operations	3.15	(5.54)	2.50	.87	.36
Distributions from net investment income	(.17)	(.26)	(.60)	(.27)	-
Distributions from net realized gain	(.02)	(.01)	-	-	-
Total distributions	(.19)	(.27)	(.60)	(.27)	-
Net asset value, end of period	$ 12.61	$ 9.65	$ 15.46	$ 13.56	$ 12.96
Total Return B, C, D	32.68%	(35.85)%	18.78%	6.80%	2.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.89%	.83%	.86%	.92%	.96% A
Expenses net of fee waivers, if any	.89%	.83%	.86%	.92%	.96% A
Expenses net of all reductions	.87%	.83%	.86%	.89%	.94% A
Net investment income (loss)	1.47%	1.81%	1.86%	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,307	$ 20,137	$ 16,370	$ 6,882	$ 1,330
Portfolio turnover rate G	126%	110%	132%	233%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements Indexed Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in each of Fidelity's International Equity and Fixed-Income Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 22, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Fixed-Income, Equity and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,899,895
Gross unrealized depreciation	(8,657,278)
Net unrealized appreciation (depreciation)	$ 22,242,617

Tax Cost	$ 154,732,677

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (61,350,992)
Net unrealized appreciation (depreciation)	$ 22,244,483

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 2,686,384	$ 4,075,120

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (2,135,768)	$ (249,130)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (2,135,768)	$ (249,130)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,135,768) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(249,130) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $183,878,394 and $190,575,345, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The Fund has invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $175 for the period.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 3,339
Service Class 2	17,454
$ 20,793

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 102,018
Service Class	2,839
Service Class 2	8,255
Investor Class	40,479
$ 153,591

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,483 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $784 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $50,913.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,687 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Initial Class	$ 1,895,178	$ 3,156,178
Service Class	50,128	74,386
Service Class 2	95,786	154,880
Investor Class	332,143	534,454
Total	$ 2,373,235	$ 3,919,898
From net realized gain
Initial Class	$ 245,240	$ 134,082
Service Class	6,924	3,340
Service Class 2	14,984	5,826
Investor Class	46,001	11,974
Total	$ 313,149	$ 155,222

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Initial Class
Shares sold	350,542	788,921	$ 3,746,567	$ 11,612,217
Reinvestment of distributions	173,751	341,444	2,140,418	3,290,259
Shares redeemed	(2,002,699)	(2,528,396)	(20,833,637)	(32,539,541)
Net increase (decrease)	(1,478,406)	(1,398,031)	$ (14,946,652)	$ (17,637,065)
Service Class
Shares sold	62,715	35,332	$ 622,397	$ 498,951
Reinvestment of distributions	4,662	8,103	57,052	77,726
Shares redeemed	(64,785)	(72,605)	(674,309)	(983,626)
Net increase (decrease)	2,592	(29,170)	$ 5,140	$ (406,949)
Service Class 2
Shares sold	271,353	560,755	$ 2,822,295	$ 8,209,547
Reinvestment of distributions	9,100	16,882	110,770	160,705
Shares redeemed	(313,536)	(456,264)	(3,220,944)	(6,362,669)
Net increase (decrease)	(33,083)	121,373	$ (287,879)	$ 2,007,583
Investor Class
Shares sold	445,595	1,603,388	$ 5,121,887	$ 23,239,995
Reinvestment of distributions	30,780	57,262	378,144	546,428
Shares redeemed	(477,991)	(631,891)	(5,029,804)	(7,718,295)
Net increase (decrease)	(1,616)	1,028,759	$ 470,227	$ 16,068,128

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 74% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager: Growth Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Initial Class designates 11% and 27%; Service Class designates 11% and 29%; Service Class 2 designates 11% and 32%; and Investor Class designates 11% and 29% of the dividends distributed in February and December 2009, respectively, as qualifying for the dividends-received deduction for corporate shareholders.

A total of 2.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager: Growth Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Investor Class, and Service Class ranked below its competitive median for 2008 and the total expenses of Service Class 2 ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-ANN-0210
1.540207.112

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2050 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent RegisteredPublic Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of InvestmentAdvisory Contracts and ManagementFees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity has made several important changes to the VIP Freedom Funds' investment policies and composite benchmarks.

In conjunction with new updates to Fidelity's planning and guidance methodology, the VIP Freedom Funds began to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20%. Fidelity also altered the VIP Freedom Funds' composite benchmarks by eliminating the high-yield fixed-income index component. This change aligned the benchmarks for the VIP Freedom Funds with those used in Fidelity's other portfolio construction tools.

Effective October 1, 2009, the following indexes represent each Fund's asset classes when calculating its composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Annual Report

VIP Freedom Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom Income - Initial Class	14.95%	4.36%
VIP Freedom Income - Service Class B	14.81%	4.25%
VIP Freedom Income - Service Class 2 C	14.64%	4.10%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2005 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom 2005 - Initial Class	23.02%	4.06%
VIP Freedom 2005 - Service Class B	23.00%	3.96%
VIP Freedom 2005 - Service Class 2 C	22.78%	3.79%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2010 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom 2010 - Initial Class	24.27%	4.05%
VIP Freedom 2010 - Service Class B	24.15%	3.97%
VIP Freedom 2010 - Service Class 2 C	23.95%	3.80%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2015 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom 2015 - Initial Class	25.28%	4.37%
VIP Freedom 2015 - Service Class B	25.06%	4.26%
VIP Freedom 2015 - Service Class 2 C	25.02%	4.11%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

VIP Freedom 2020 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom 2020 - Initial Class	28.97%	3.86%
VIP Freedom 2020 - Service Class B	28.78%	3.74%
VIP Freedom 2020 - Service Class 2 C	28.55%	3.59%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2025 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom 2025 - Initial Class	30.05%	3.87%
VIP Freedom 2025 - Service Class B	29.96%	3.77%
VIP Freedom 2025 - Service Class 2 C	29.79%	3.61%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2030 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of FundA
VIP Freedom 2030 - Initial Class	31.66%	3.33%
VIP Freedom 2030 - Service Class B	31.40%	3.22%
VIP Freedom 2030 - Service Class 2 C	31.18%	3.05%

A From April 26, 2005.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2035 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2035 - Initial Class's, Service Class's, and Service Class 2's cumulative total return and show you what would have happened if VIP Freedom 2035 Initial Class, Service Class, and Service Class 2 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2040 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2040 - Initial Class's, Service Class's, and Service Class 2's cumulative total return and show you what would have happened if VIP Freedom 2040 Initial Class, Service Class, and Service Class 2 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2045 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2045 - Initial Class's, Service Class's, and Service Class 2's cumulative total return and show you what would have happened if VIP Freedom 2045 Initial Class, Service Class, and Service Class 2 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2050 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take VIP Freedom 2050 - Initial Class's, Service Class's, and Service Class 2's cumulative total return and show you what would have happened if VIP Freedom 2050 Initial Class, Service Class, and Service Class 2 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. financial markets experienced one of their most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. The Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68% for the period. The return-to-risk theme also was present in fixed-income markets, with higher-yielding bonds posting the strongest results. The BofA Merrill Lynch US High Yield Constrained IndexSM was up 58.10% for the year. The broad investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.93%, restrained by weakness in government securities.

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of VIP Freedom Funds: For the 12 months ending December 31, 2009, each of the VIP Freedom Funds posted positive absolute returns and, on a relative basis, each outpaced their respective composite indexes. (For specific portfolio results, please refer to the performance section of this report.) As investors shifted toward riskier assets, equities were direct beneficiaries, and international stocks handily outperformed domestic securities. All of the underlying funds in the domestic and international equity asset classes - except VIP Growth Portfolio and VIP Overseas Portfolio, respectively - outperformed their benchmarks, which allowed the Funds with higher equity exposure to beat their Composite indexes. Favoring smaller-capitalization securities that tend to carry more risk, VIP Value Strategies Portfolio turned in the strongest absolute and relative performance among our domestic equity investments, rising in excess of 57% and beating its benchmark by more than 23 percentage points. In the international space, maintaining a quality bias in security selection held back VIP Overseas Portfolio's results, which lagged its benchmark by more than five percentage points. In the bond space, the underlying funds performed well as the credit markets loosened and improved dramatically. Contrary to the quality bias we saw in 2008, investors flocked toward riskier bond classes, which helped the Funds' underlying high-yield fund, VIP High Income Portfolio, surge nearly 44%. The Funds' other bond component, VIP Investment Grade Bond Portfolio, rose close to 16%. The primary driver for that stellar performance was the fund's significant exposure to "spread-based" products that profited from investors' return to riskier assets. The Funds' short-term holding, VIP Money Market Portfolio, beat the 0.23% advance of the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,085.50	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,086.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,150.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,149.80	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,147.70	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,157.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,157.20	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,156.50	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,166.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,163.90	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,163.30	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,192.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,191.50	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,190.80	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,202.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,201.90	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,200.20	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,218.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,217.50	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,216.90	$ 1.40
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,224.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,223.50	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,222.40	$ 1.40
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,228.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,228.60	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,227.40	$ 1.40
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,230.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,229.90	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,229.00	$ 1.40
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,237.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,237.10	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,235.90	$ 1.41
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.2	3.4
VIP Equity-Income Portfolio Initial Class	3.7	3.9
VIP Growth & Income Portfolio Initial Class	3.8	3.9
VIP Growth Portfolio Initial Class	3.8	3.7
VIP Mid Cap Portfolio Initial Class	1.3	1.5
VIP Value Portfolio Initial Class	3.3	3.5
VIP Value Strategies Portfolio Initial Class	1.4	1.7
	20.5	21.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.4
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.7	35.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.7	37.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
Investment Grade Bond Funds	34.7%
High Yield Bond Funds	5.1%
Short-Term Funds	39.7%

Six months ago
Domestic Equity Funds	21.6%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	35.6%
Short-Term Funds	37.4%

Expected
Domestic Equity Funds	16.9%
Developed International Equity Funds	2.8%
Emerging Markets Equity Funds	0.3%
Investment Grade Bond Funds	35.0%
High Yield Bond Funds	5.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom Income Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 20.5%
	Shares	Value
Domestic Equity Funds - 20.5%
VIP Contrafund Portfolio Initial Class	30,923	$ 637,634
VIP Equity-Income Portfolio Initial Class	43,309	728,023
VIP Growth & Income Portfolio Initial Class	66,490	736,050
VIP Growth Portfolio Initial Class	24,911	748,341
VIP Mid Cap Portfolio Initial Class	10,233	261,353
VIP Value Portfolio Initial Class	68,050	644,435
VIP Value Strategies Portfolio Initial Class	34,977	270,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,504,559)		4,026,205
Bond Funds - 39.8%

High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	190,109	1,005,676
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	544,291	6,792,752
TOTAL BOND FUNDS (Cost $7,873,953)		7,798,428
Short-Term Funds - 39.7%

VIP Money Market Portfolio Initial Class (Cost $7,772,492)	7,772,492	7,772,492
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,151,004)		$ 19,597,125
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $20,151,004) - See accompanying schedule		$ 19,597,125
Cash		18,758
Receivable for investments sold		501,975
Receivable for fund shares sold		285
Total assets		20,118,143

Liabilities
Payable for investments purchased	$ 18,725
Payable for fund shares redeemed	502,292
Distribution fees payable	1,478
Total liabilities		522,495

Net Assets		$ 19,595,648
Net Assets consist of:
Paid in capital		$ 20,226,248
Accumulated undistributed net realized gain (loss) on investments		(76,721)
Net unrealized appreciation (depreciation) on investments		(553,879)
Net Assets		$ 19,595,648

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($12,678,950 ÷ 1,268,313 shares)	$ 10.00

Service Class: Net Asset Value, offering price and redemption price per share ($163,354 ÷ 16,328 shares)	$ 10.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,753,344 ÷ 677,501 shares)	$ 9.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Income Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 658,013
Interest		1
Total income		658,014

Expenses
Distribution fees	$ 14,878
Independent trustees' compensation	56
Total expenses before reductions	14,934
Expense reductions	(56)	14,878
Net investment income (loss)		643,136
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	178,739
Capital gain distributions from underlying funds	25,812	204,551
Change in net unrealized appreciation (depreciation) on underlying funds		1,442,211
Net gain (loss)		1,646,762
Net increase (decrease) in net assets resulting from operations		$ 2,289,898

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 643,136	$ 530,385
Net realized gain (loss)	204,551	74,328
Change in net unrealized appreciation (depreciation)	1,442,211	(2,273,534)
Net increase (decrease) in net assets resulting from operations	2,289,898	(1,668,821)
Distributions to shareholders from net investment income	(651,988)	(526,141)
Distributions to shareholders from net realized gain	(251,371)	(255,456)
Total distributions	(903,359)	(781,597)
Share transactions - net increase (decrease)	4,138,154	2,483,235
Total increase (decrease) in net assets	5,524,693	32,817

Net Assets
Beginning of period	14,070,955	14,038,138
End of period (including undistributed net investment income of $0 and undistributed net investment income of $8,053, respectively)	$ 19,595,648	$ 14,070,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 10.80	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.39	.36	.43	.40	.16
Net realized and unrealized gain (loss)	.96	(1.48)	.22	.32	.30
Total from investment operations	1.35	(1.12)	.65	.72	.46
Distributions from net investment income	(.35)	(.37)	(.44)	(.32)	(.10)
Distributions from net realized gain	(.15)	(.17)	(.12)	(.05)	-
Total distributions	(.49) I	(.54)	(.56)	(.37)	(.10)
Net asset value, end of period	$ 10.00	$ 9.14	$ 10.80	$ 10.71	$ 10.36
Total Return B, C, D	14.95%	(10.45)%	6.10%	6.94%	4.58%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.00%	3.50%	3.93%	3.75%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,679	$ 8,976	$ 10,035	$ 9,398	$ 5,954
Portfolio turnover rate	32%	55%	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.493 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 10.81	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.37	.35	.42	.39	.16
Net realized and unrealized gain (loss)	.97	(1.50)	.23	.32	.29
Total from investment operations	1.34	(1.15)	.65	.71	.45
Distributions from net investment income	(.33)	(.35)	(.43)	(.31)	(.09)
Distributions from net realized gain	(.15)	(.17)	(.12)	(.05)	-
Total distributions	(.48) I	(.52)	(.55)	(.36)	(.09)
Net asset value, end of period	$ 10.00	$ 9.14	$ 10.81	$ 10.71	$ 10.36
Total Return B, C, D	14.81%	(10.65)%	6.10%	6.83%	4.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.90%	3.40%	3.83%	3.65%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163	$ 258	$ 414	$ 391	$ 366
Portfolio turnover rate	32%	55%	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.480 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 10.78	$ 10.69	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.36	.33	.40	.37	.15
Net realized and unrealized gain (loss)	.96	(1.48)	.23	.32	.29
Total from investment operations	1.32	(1.15)	.63	.69	.44
Distributions from net investment income	(.33)	(.34)	(.42)	(.31)	(.08)
Distributions from net realized gain	(.15)	(.17)	(.12)	(.05)	-
Total distributions	(.47) I	(.51)	(.54)	(.36)	(.08)
Net asset value, end of period	$ 9.97	$ 9.12	$ 10.78	$ 10.69	$ 10.36
Total Return B, C, D	14.64%	(10.70)%	5.92%	6.61%	4.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.76%	3.25%	3.68%	3.50%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,753	$ 4,836	$ 3,589	$ 1,061	$ 365
Portfolio turnover rate	32%	55%	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.472 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund PortfolioInitial Class	6.1	6.3
VIP Equity-Income PortfolioInitial Class	7.0	7.1
VIP Growth & Income Portfolio Initial Class	7.0	7.0
VIP Growth Portfolio Initial Class	7.1	6.8
VIP Mid Cap Portfolio Initial Class	2.5	2.9
VIP Value Portfolio Initial Class	6.2	6.4
VIP Value Strategies Portfolio Initial Class	2.6	3.1
	38.5	39.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	7.6	8.6
High Yield Bond Funds
VIP High Income PortfolioInitial Class	5.0	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	32.1	33.3
Short-Term Funds
VIP Money Market PortfolioInitial Class	16.8	13.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.5%
Developed International Equity Funds	7.6%
Investment Grade Bond Funds	32.1%
High Yield Bond Funds	5.0%
Short-Term Funds	16.8%

Six months ago
Domestic Equity Funds	39.6%
Developed International Equity Funds	8.6%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	33.3%
Short-Term Funds	13.2%

Expected
Domestic Equity Funds	34.1%
Developed International Equity Funds	8.8%
Emerging Markets Equity Funds	0.8%
Investment Grade Bond Funds	31.9%
High Yield Bond Funds	5.0%
Short-Term Funds	19.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2005 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 38.5%
	Shares	Value
Domestic Equity Funds - 38.5%
VIP Contrafund Portfolio Initial Class	21,244	$ 438,055
VIP Equity-Income Portfolio Initial Class	29,756	500,202
VIP Growth & Income Portfolio Initial Class	45,675	505,620
VIP Growth Portfolio Initial Class	17,113	514,075
VIP Mid Cap Portfolio Initial Class	7,031	179,571
VIP Value Portfolio Initial Class	46,742	442,648
VIP Value Strategies Portfolio Initial Class	24,029	185,741
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,489,277)		2,765,912
International Equity Funds - 7.6%

Developed International Equity Funds - 7.6%
VIP Overseas Portfolio Initial Class (Cost $697,991)	36,132	543,789
Bond Funds - 37.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	68,960	364,796
Investment Grade Bond Funds - 32.1%
VIP Investment Grade Bond Portfolio Initial Class	184,750	2,305,676
TOTAL BOND FUNDS (Cost $2,717,089)		2,670,472
Short-Term Funds - 16.8%

VIP Money Market Portfolio Initial Class (Cost $1,208,169)	1,208,169	1,208,169
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,112,526)		$ 7,188,342
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $8,112,526) - See accompanying schedule		$ 7,188,342
Receivable for investments sold		41
Receivable for fund shares sold		112
Total assets		7,188,495

Liabilities
Payable for fund shares redeemed	$ 149
Distribution fees payable	55
Total liabilities		204

Net Assets		$ 7,188,291
Net Assets consist of:
Paid in capital		$ 8,188,641
Undistributed net investment income		723
Accumulated undistributed net realized gain (loss) on investments		(76,889)
Net unrealized appreciation (depreciation) on investments		(924,184)
Net Assets		$ 7,188,291

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($6,832,973 ÷ 731,558 shares)	$ 9.34

Service Class: Net Asset Value, offering price and redemption price per share ($171,955 ÷ 18,399 shares)	$ 9.35

Service Class 2: Net Asset Value, offering price and redemption price per share ($183,363 ÷ 19,606 shares)	$ 9.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 260,180

Expenses
Distribution fees	$ 764
Independent trustees' compensation	23
Total expenses before reductions	787
Expense reductions	(23)	764
Net investment income (loss)		259,416
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	144,763
Capital gain distributions from underlying funds	11,570	156,333
Change in net unrealized appreciation (depreciation) on underlying funds		944,768
Net gain (loss)		1,101,101
Net increase (decrease) in net assets resulting from operations		$ 1,360,517

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 259,416	$ 252,457
Net realized gain (loss)	156,333	78,806
Change in net unrealized appreciation (depreciation)	944,768	(2,401,553)
Net increase (decrease) in net assets resulting from operations	1,360,517	(2,070,290)
Distributions to shareholders from net investment income	(259,101)	(254,465)
Distributions to shareholders from net realized gain	(199,216)	(289,495)
Total distributions	(458,317)	(543,960)
Share transactions - net increase (decrease)	(227,175)	(980,278)
Total increase (decrease) in net assets	675,025	(3,594,528)

Net Assets
Beginning of period	6,513,266	10,107,794
End of period (including undistributed net investment income of $723 and undistributed net investment income of $408, respectively)	$ 7,188,291	$ 6,513,266

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.34	.38	.31	.09
Net realized and unrealized gain (loss)	1.48	(3.06)	.60	.72	.71
Total from investment operations	1.82	(2.72)	.98	1.03	.80
Distributions from net investment income	(.35)	(.34)	(.34)	(.31)	(.06)
Distributions from net realized gain	(.26)	(.39)	(.47)	(.05)	-
Total distributions	(.62) J	(.73)	(.80) I	(.36)	(.06)
Net asset value, end of period	$ 9.34	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total Return B, C, D	23.02%	(23.83)%	8.65%	9.59%	7.98%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.95%	3.29%	3.20%	2.82%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,833	$ 5,993	$ 9,203	$ 7,871	$ 5,284
Portfolio turnover rate	50%	51%	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.800 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share.

J Total distributions of $.615 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.33	.37	.30	.08
Net realized and unrealized gain (loss)	1.48	(3.06)	.60	.72	.71
Total from investment operations	1.81	(2.73)	.97	1.02	.79
Distributions from net investment income	(.34)	(.33)	(.32)	(.30)	(.05)
Distributions from net realized gain	(.26)	(.39)	(.47)	(.05)	-
Total distributions	(.60) J	(.72)	(.79) I	(.35)	(.05)
Net asset value, end of period	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total Return B, C, D	23.00%	(23.95)%	8.55%	9.48%	7.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.85%	3.19%	3.10%	2.72%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 250	$ 449	$ 414	$ 378
Portfolio turnover rate	50%	51%	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.788 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share.

J Total distributions of $.603 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.31	.35	.29	.07
Net realized and unrealized gain (loss)	1.48	(3.06)	.60	.71	.71
Total from investment operations	1.80	(2.75)	.95	1.00	.78
Distributions from net investment income	(.32)	(.31)	(.31)	(.28)	(.04)
Distributions from net realized gain	(.26)	(.39)	(.47)	(.05)	-
Total distributions	(.59) J	(.70)	(.77) I	(.33)	(.04)
Net asset value, end of period	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total Return B, C, D	22.78%	(24.12)%	8.40%	9.34%	7.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.70%	3.04%	2.95%	2.57%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 271	$ 456	$ 413	$ 377
Portfolio turnover rate	50%	51%	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.771 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share.

J Total distributions of $.586 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.5	6.6
VIP Equity-Income Portfolio Initial Class	7.4	7.4
VIP Growth & Income Portfolio Initial Class	7.5	7.3
VIP Growth Portfolio Initial Class	7.6	7.1
VIP Mid Cap Portfolio Initial Class	2.6	2.9
VIP Value Portfolio Initial Class	6.5	6.7
VIP Value Strategies Portfolio Initial Class	2.7	3.2
	40.8	41.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	9.9	10.1
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	33.9	34.2
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.3	9.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
Developed International Equity Funds	9.9%
Investment Grade Bond Funds	33.9%
High Yield Bond Funds	5.1%
Short-Term Funds	10.3%
Cash Equivalents	0.0%*

Six months ago
Domestic Equity Funds	41.2%
Developed International Equity Funds	10.1%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	34.2%
Short-Term Funds	9.2%

Expected
Domestic Equity Funds	37.9%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	1.0%
Investment Grade Bond Funds	34.9%
High Yield Bond Funds	5.0%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

* Amount represents less than 0.1%

Annual Report

VIP Freedom 2010 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 40.8%
	Shares	Value
Domestic Equity Funds - 40.8%
VIP Contrafund Portfolio Initial Class	401,672	$ 8,282,478
VIP Equity-Income Portfolio Initial Class	562,662	9,458,350
VIP Growth & Income Portfolio Initial Class	863,720	9,561,383
VIP Growth Portfolio Initial Class	323,558	9,719,675
VIP Mid Cap Portfolio Initial Class	132,929	3,395,008
VIP Value Portfolio Initial Class	883,409	8,365,885
VIP Value Strategies Portfolio Initial Class	454,077	3,510,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,099,804)		52,292,792
International Equity Funds - 9.9%

Developed International Equity Funds - 9.9%
VIP Overseas Portfolio Initial Class (Cost $16,520,943)	842,982	12,686,882
Bond Funds - 39.0%

High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	1,234,207	6,528,954
Investment Grade Bond Funds - 33.9%
VIP Investment Grade Bond Portfolio Initial Class	3,483,565	43,474,895
TOTAL BOND FUNDS (Cost $50,841,097)		50,003,849
Short-Term Funds - 10.3%

VIP Money Market Portfolio Initial Class (Cost $13,261,026)	13,261,026	13,261,026
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/04/10 (Collateralized by U.S. Government Obligations) # (Cost $26,000)	$ 26,000	$ 26,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $145,748,870)		$ 128,270,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 2,243
Mizuho Securities USA, Inc.	23,757
$ 26,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $26,000 (cost $145,748,870) - See accompanying schedule		$ 128,270,549
Cash		979
Receivable for investments sold		18,460
Receivable for fund shares sold		84,342
Total assets		128,374,330

Liabilities
Payable for investments purchased	$ 91,611
Payable for fund shares redeemed	38,067
Distribution fees payable	19,704
Total liabilities		149,382

Net Assets		$ 128,224,948
Net Assets consist of:
Paid in capital		$ 145,933,353
Undistributed net investment income		8,529
Accumulated undistributed net realized gain (loss) on investments		(238,613)
Net unrealized appreciation (depreciation) on investments		(17,478,321)
Net Assets		$ 128,224,948

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($21,196,540 ÷ 2,168,465 shares)	$ 9.77

Service Class: Net Asset Value, offering price and redemption price per share ($19,237,628 ÷ 1,969,585 shares)	$ 9.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($87,790,780 ÷ 9,014,785 shares)	$ 9.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 4,678,481
Interest		6
Total income		4,678,487

Expenses
Distribution fees	$ 201,263
Independent trustees' compensation	383
Total expenses before reductions	201,646
Expense reductions	(383)	201,263
Net investment income (loss)		4,477,224
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,109,126
Capital gain distributions from underlying funds	217,197	1,326,323
Change in net unrealized appreciation (depreciation) on underlying funds		18,322,740
Net gain (loss)		19,649,063
Net increase (decrease) in net assets resulting from operations		$ 24,126,287

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,477,224	$ 3,641,748
Net realized gain (loss)	1,326,323	2,659,631
Change in net unrealized appreciation (depreciation)	18,322,740	(39,617,108)
Net increase (decrease) in net assets resulting from operations	24,126,287	(33,315,729)
Distributions to shareholders from net investment income	(4,479,938)	(3,631,202)
Distributions to shareholders from net realized gain	(871,550)	(5,155,798)
Total distributions	(5,351,488)	(8,787,000)
Share transactions - net increase (decrease)	980,260	42,139,042
Total increase (decrease) in net assets	19,755,059	36,313

Net Assets
Beginning of period	108,469,889	108,433,576
End of period (including undistributed net investment income of $8,529 and undistributed net investment income of $11,243, respectively)	$ 128,224,948	$ 108,469,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 11.96	$ 11.59	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.35	.36	.28	.11
Net realized and unrealized gain (loss)	1.60	(3.32)	.64	.78	.72
Total from investment operations	1.98	(2.97)	1.00	1.06	.83
Distributions from net investment income	(.37)	(.31)	(.30)	(.20)	(.05)
Distributions from net realized gain	(.07)	(.45)	(.33)	(.05)	-
Total distributions	(.44)	(.76)	(.63)	(.25)	(.05)
Net asset value, end of period	$ 9.77	$ 8.23	$ 11.96	$ 11.59	$ 10.78
Total Return B, C, D	24.27%	(25.05)%	8.71%	9.82%	8.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.22%	3.27%	2.95%	2.48%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,197	$ 24,962	$ 26,629	$ 20,992	$ 13,343
Portfolio turnover rate	28%	34%	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 11.95	$ 11.58	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.37	.33	.35	.27	.10
Net realized and unrealized gain (loss)	1.60	(3.30)	.64	.78	.72
Total from investment operations	1.97	(2.97)	.99	1.05	.82
Distributions from net investment income	(.36)	(.30)	(.29)	(.19)	(.05)
Distributions from net realized gain	(.07)	(.45)	(.33)	(.05)	-
Total distributions	(.43)	(.75)	(.62)	(.24)	(.05)
Net asset value, end of period	$ 9.77	$ 8.23	$ 11.95	$ 11.58	$ 10.77
Total Return B, C, D	24.15%	(25.08)%	8.65%	9.78%	8.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	4.12%	3.17%	2.85%	2.39%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,238	$ 17,137	$ 19,295	$ 5,984	$ 764
Portfolio turnover rate	28%	34%	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 11.92	$ 11.56	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.32	.33	.25	.09
Net realized and unrealized gain (loss)	1.60	(3.29)	.64	.78	.72
Total from investment operations	1.95	(2.97)	.97	1.03	.81
Distributions from net investment income	(.35)	(.29)	(.28)	(.18)	(.05)
Distributions from net realized gain	(.07)	(.45)	(.33)	(.05)	-
Total distributions	(.42)	(.74)	(.61)	(.23)	(.05)
Net asset value, end of period	$ 9.74	$ 8.21	$ 11.92	$ 11.56	$ 10.76
Total Return B, C, D	23.95%	(25.17)%	8.42%	9.58%	8.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.97%	3.02%	2.70%	2.24%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,791	$ 66,370	$ 62,510	$ 38,662	$ 9,702
Portfolio turnover rate	28%	34%	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.7	7.0
VIP Equity-Income Portfolio Initial Class	7.7	7.9
VIP Growth & Income Portfolio Initial Class	7.8	7.8
VIP Growth Portfolio Initial Class	7.9	7.5
VIP Mid Cap Portfolio Initial Class	2.8	3.1
VIP Value Portfolio Initial Class	6.8	7.1
VIP Value Strategies Portfolio Initial Class	2.8	3.4
	42.5	43.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	10.3	10.7
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.3	5.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	33.4	32.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	8.5	7.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.5%
Developed International Equity Funds	10.3%
Investment Grade Bond Funds	33.4%
High Yield Bond Funds	5.3%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	43.8%
Developed International Equity Funds	10.7%
High Yield Bond Funds	5.7%
Investment Grade Bond Funds	32.7%
Short-Term Funds	7.1%
Cash Equivalents	0.0%*

Expected
Domestic Equity Funds	39.1%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	1.1%
Investment Grade Bond Funds	34.4%
High Yield Bond Funds	5.1%
Short-Term Funds	9.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

* Amount represents less than 0.1%.

Annual Report

VIP Freedom 2015 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 42.5%
	Shares	Value
Domestic Equity Funds - 42.5%
VIP Contrafund Portfolio Initial Class	265,280	$ 5,470,073
VIP Equity-Income Portfolio Initial Class	371,567	6,246,035
VIP Growth & Income Portfolio Initial Class	570,313	6,313,360
VIP Growth Portfolio Initial Class	213,584	6,416,055
VIP Mid Cap Portfolio Initial Class	87,867	2,244,126
VIP Value Portfolio Initial Class	583,309	5,523,938
VIP Value Strategies Portfolio Initial Class	299,915	2,318,344
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,431,340)		34,531,931
International Equity Funds - 10.3%

Developed International Equity Funds - 10.3%
VIP Overseas Portfolio Initial Class (Cost $10,151,873)	557,103	8,384,397
Bond Funds - 38.7%

High Yield Bond Funds - 5.3%
VIP High Income Portfolio Initial Class	819,355	4,334,391
Investment Grade Bond Funds - 33.4%
VIP Investment Grade Bond Portfolio Initial Class	2,177,060	27,169,710
TOTAL BOND FUNDS (Cost $31,932,254)		31,504,101
Short-Term Funds - 8.5%

VIP Money Market Portfolio Initial Class (Cost $6,937,763)	6,937,763	6,937,763
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $89,453,230)		$ 81,358,192
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $89,453,230) - See accompanying schedule		$ 81,358,192
Receivable for investments sold		104,200
Receivable for fund shares sold		46,675
Receivable from investment adviser for expense reductions		13
Total assets		81,509,080

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	26,633
Payable for fund shares redeemed	124,213
Distribution fees payable	8,741
Total liabilities		159,599

Net Assets		$ 81,349,481
Net Assets consist of:
Paid in capital		$ 89,692,996
Undistributed net investment income		9,777
Accumulated undistributed net realized gain (loss) on investments		(258,254)
Net unrealized appreciation (depreciation) on investments		(8,095,038)
Net Assets		$ 81,349,481

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($37,290,853 ÷ 3,813,817 shares)	$ 9.78

Service Class: Net Asset Value, offering price and redemption price per share ($1,524,283 ÷ 155,941 shares)	$ 9.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($42,534,345 ÷ 4,365,922 shares)	$ 9.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 2,717,889
Interest		4
Total income		2,717,893

Expenses
Distribution fees	$ 80,914
Independent trustees' compensation	217
Total expenses before reductions	81,131
Expense reductions	(217)	80,914
Net investment income (loss)		2,636,979
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	649,038
Capital gain distributions from underlying funds	129,459	778,497
Change in net unrealized appreciation (depreciation) on underlying funds		11,395,277
Net gain (loss)		12,173,774
Net increase (decrease) in net assets resulting from operations		$ 14,810,753

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,636,979	$ 1,766,093
Net realized gain (loss)	778,497	1,613,413
Change in net unrealized appreciation (depreciation)	11,395,277	(21,685,535)
Net increase (decrease) in net assets resulting from operations	14,810,753	(18,306,029)
Distributions to shareholders from net investment income	(2,643,534)	(1,749,760)
Distributions to shareholders from net realized gain	(904,007)	(2,866,872)
Total distributions	(3,547,541)	(4,616,632)
Share transactions - net increase (decrease)	17,317,820	16,937,522
Total increase (decrease) in net assets	28,581,032	(5,985,139)

Net Assets
Beginning of period	52,768,449	58,753,588
End of period (including undistributed net investment income of $9,777 and undistributed net investment income of $16,332, respectively)	$ 81,349,481	$ 52,768,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.33	.37	.27	.11
Net realized and unrealized gain (loss)	1.67	(3.61)	.73	.94	.90
Total from investment operations	2.05	(3.28)	1.10	1.21	1.01
Distributions from net investment income	(.34)	(.30)	(.36)	(.14)	(.06)
Distributions from net realized gain	(.12)	(.52)	(.38)	(.09)	-
Total distributions	(.46)	(.82) I	(.74)	(.23)	(.06)
Net asset value, end of period	$ 9.78	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Total Return B, C, D	25.28%	(27.03)%	9.33%	11.04%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.21%	3.11%	2.93%	2.34%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,291	$ 25,977	$ 33,780	$ 23,712	$ 13,930
Portfolio turnover rate	23%	27%	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.817 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.37	.31	.35	.26	.10
Net realized and unrealized gain (loss)	1.66	(3.60)	.74	.94	.90
Total from investment operations	2.03	(3.29)	1.09	1.20	1.00
Distributions from net investment income	(.33)	(.29)	(.35)	(.13)	(.05)
Distributions from net realized gain	(.12)	(.52)	(.38)	(.09)	-
Total distributions	(.45)	(.81) I	(.73)	(.22)	(.05)
Net asset value, end of period	$ 9.77	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Total Return B, C, D	25.06%	(27.10)%	9.23%	10.94%	10.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	4.12%	3.01%	2.83%	2.24%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,524	$ 936	$ 477	$ 427	$ 385
Portfolio turnover rate	23%	27%	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.809 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 12.26	$ 11.91	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.30	.33	.24	.09
Net realized and unrealized gain (loss)	1.67	(3.61)	.74	.95	.90
Total from investment operations	2.02	(3.31)	1.07	1.19	.99
Distributions from net investment income	(.32)	(.28)	(.34)	(.13)	(.05)
Distributions from net realized gain	(.12)	(.52)	(.38)	(.09)	-
Total distributions	(.44)	(.79) I	(.72)	(.22)	(.05)
Net asset value, end of period	$ 9.74	$ 8.16	$ 12.26	$ 11.91	$ 10.94
Total Return B, C, D	25.02%	(27.30)%	9.07%	10.84%	9.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.97%	2.86%	2.68%	2.09%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,534	$ 25,855	$ 24,497	$ 9,984	$ 653
Portfolio turnover rate	23%	27%	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.794 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.2	8.5
VIP Equity-Income Portfolio Initial Class	9.4	9.6
VIP Growth & Income Portfolio Initial Class	9.5	9.5
VIP Growth Portfolio Initial Class	9.6	9.2
VIP Mid Cap Portfolio Initial Class	3.4	3.8
VIP Value Portfolio Initial Class	8.3	8.6
VIP Value Strategies Portfolio Initial Class	3.5	4.1
	51.9	53.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	12.6	13.1
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.2	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	26.4	25.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.9	1.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.9%
Developed International Equity Funds	12.6%
Investment Grade Bond Funds	26.4%
High Yield Bond Funds	7.2%
Short-Term Funds	1.9%

Six months ago
Domestic Equity Funds	53.3%
Developed International Equity Funds	13.1%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	25.0%
Short-Term Funds	1.0%

Expected
Domestic Equity Funds	47.3%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	1.3%
Investment Grade Bond Funds	28.2%
High Yield Bond Funds	6.9%
Short-Term Funds	2.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2020 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 51.9%
VIP Contrafund Portfolio Initial Class	1,011,976	$ 20,866,938
VIP Equity-Income Portfolio Initial Class	1,418,476	23,844,579
VIP Growth & Income Portfolio Initial Class	2,177,143	24,100,970
VIP Growth Portfolio Initial Class	815,174	24,487,821
VIP Mid Cap Portfolio Initial Class	334,976	8,555,299
VIP Value Portfolio Initial Class	2,224,508	21,066,093
VIP Value Strategies Portfolio Initial Class	1,142,821	8,834,007
TOTAL DOMESTIC EQUITY FUNDS (Cost $155,087,414)		131,755,707
International Equity Funds - 12.6%

Developed International Equity Funds - 12.6%
VIP Overseas Portfolio Initial Class (Cost $39,159,692)	2,125,992	31,996,173
Bond Funds - 33.6%

High Yield Bond Funds - 7.2%
VIP High Income Portfolio Initial Class	3,454,410	18,273,828
Investment Grade Bond Funds - 26.4%
VIP Investment Grade Bond Portfolio Initial Class	5,372,392	67,047,456
TOTAL BOND FUNDS (Cost $86,960,086)		85,321,284
Short-Term Funds - 1.9%

VIP Money Market Portfolio Initial Class (Cost $4,923,964)	4,923,964	4,923,964
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $286,131,156)		$ 253,997,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $286,131,156) - See accompanying schedule		$ 253,997,128
Receivable for investments sold		273,073
Receivable for fund shares sold		158,257
Total assets		254,428,458

Liabilities
Payable to custodian bank	$ 2,170
Payable for investments purchased	69,421
Payable for fund shares redeemed	359,028
Distribution fees payable	40,183
Total liabilities		470,802

Net Assets		$ 253,957,656
Net Assets consist of:
Paid in capital		$ 287,238,814
Undistributed net investment income		6,585
Accumulated undistributed net realized gain (loss) on investments		(1,153,715)
Net unrealized appreciation (depreciation) on investments		(32,134,028)
Net Assets		$ 253,957,656

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($38,330,079 ÷ 4,027,132 shares)	$ 9.52

Service Class: Net Asset Value, offering price and redemption price per share ($25,941,394 ÷ 2,729,321 shares)	$ 9.50

Service Class 2: Net Asset Value, offering price and redemption price per share ($189,686,183 ÷ 19,998,593 shares)	$ 9.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 7,470,527
Interest		14
Total income		7,470,541

Expenses
Distribution fees	$ 364,539
Independent trustees' compensation	637
Total expenses before reductions	365,176
Expense reductions	(637)	364,539
Net investment income (loss)		7,106,002
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,334,674
Capital gain distributions from underlying funds	356,189	1,690,863
Change in net unrealized appreciation (depreciation) on underlying funds		40,995,174
Net gain (loss)		42,686,037
Net increase (decrease) in net assets resulting from operations		$ 49,792,039

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,106,002	$ 4,997,482
Net realized gain (loss)	1,690,863	5,482,309
Change in net unrealized appreciation (depreciation)	40,995,174	(78,200,658)
Net increase (decrease) in net assets resulting from operations	49,792,039	(67,720,867)
Distributions to shareholders from net investment income	(7,104,782)	(4,992,116)
Distributions to shareholders from net realized gain	(2,396,745)	(9,810,575)
Total distributions	(9,501,527)	(14,802,691)
Share transactions - net increase (decrease)	55,723,199	69,726,224
Total increase (decrease) in net assets	96,013,711	(12,797,334)

Net Assets
Beginning of period	157,943,945	170,741,279
End of period (including undistributed net investment income of $6,585 and undistributed net investment income of $5,366, respectively)	$ 253,957,656	$ 157,943,945

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 12.63	$ 12.10	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.32	.35	.26	.13
Net realized and unrealized gain (loss)	1.88	(4.38)	.88	1.06	1.00
Total from investment operations	2.21	(4.06)	1.23	1.32	1.13
Distributions from net investment income	(.29)	(.28)	(.27)	(.18)	(.06)
Distributions from net realized gain	(.11)	(.59)	(.43)	(.11)	-
Total distributions	(.40) K	(.86) J	(.70) I	(.29)	(.06)
Net asset value, end of period	$ 9.52	$ 7.71	$ 12.63	$ 12.10	$ 11.07
Total Return B, C, D	28.97%	(32.60)%	10.23%	11.95%	11.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.93%	3.07%	2.76%	2.21%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,330	$ 33,089	$ 31,465	$ 21,356	$ 16,085
Portfolio turnover rate	18%	24%	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.698 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share.

J Total distributions of $.864 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share.

K Total distributions of $.400 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 12.62	$ 12.09	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.31	.34	.25	.12
Net realized and unrealized gain (loss)	1.87	(4.38)	.88	1.06	1.01
Total from investment operations	2.19	(4.07)	1.22	1.31	1.13
Distributions from net investment income	(.29)	(.27)	(.26)	(.18)	(.06)
Distributions from net realized gain	(.11)	(.59)	(.43)	(.11)	-
Total distributions	(.39) K	(.85) J	(.69) I	(.29)	(.06)
Net asset value, end of period	$ 9.50	$ 7.70	$ 12.62	$ 12.09	$ 11.07
Total Return B, C, D	28.78%	(32.71)%	10.17%	11.81%	11.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.83%	2.97%	2.66%	2.11%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,941	$ 18,325	$ 19,881	$ 6,555	$ 1,586
Portfolio turnover rate	18%	24%	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.689 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share.

J Total distributions of $.854 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share.

K Total distributions of $.392 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 12.60	$ 12.08	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.30	.32	.23	.11
Net realized and unrealized gain (loss)	1.86	(4.37)	.87	1.07	1.01
Total from investment operations	2.17	(4.07)	1.19	1.30	1.12
Distributions from net investment income	(.28)	(.26)	(.25)	(.17)	(.06)
Distributions from net realized gain	(.11)	(.59)	(.43)	(.11)	-
Total distributions	(.38) K	(.84) J	(.67) I	(.28)	(.06)
Net asset value, end of period	$ 9.48	$ 7.69	$ 12.60	$ 12.08	$ 11.06
Total Return B, C, D	28.55%	(32.80)%	9.97%	11.70%	11.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.68%	2.82%	2.51%	1.96%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,686	$ 106,530	$ 119,395	$ 56,810	$ 16,414
Portfolio turnover rate	18%	24%	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.674 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share.

J Total distributions of $.840 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share.

K Total distributions of $.382 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	9.0
VIP Equity-Income Portfolio Initial Class	10.2	10.3
VIP Growth & Income Portfolio Initial Class	10.4	10.1
VIP Growth Portfolio Initial Class	10.5	9.7
VIP Mid Cap Portfolio Initial Class	3.7	4.0
VIP Value Portfolio Initial Class	9.1	9.2
VIP Value Strategies Portfolio Initial Class	3.8	4.4
	56.7	56.7
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	13.8	13.9
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.6	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	21.9	21.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.7%
Developed International Equity Funds	13.8%
Investment Grade Bond Funds	21.9%
High Yield Bond Funds	7.6%

Six months ago
Domestic Equity Funds	56.7%
Developed International Equity Funds	13.9%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	21.7%

Expected
Domestic Equity Funds	53.3%
Developed International Equity Funds	15.2%
Emerging Markets Equity Funds	1.5%
Investment Grade Bond Funds	22.5%
High Yield Bond Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2025 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 56.7%
	Shares	Value
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Initial Class	103,843	$ 2,141,249
VIP Equity-Income Portfolio Initial Class	145,464	2,445,242
VIP Growth & Income Portfolio Initial Class	223,354	2,472,526
VIP Growth Portfolio Initial Class	83,662	2,513,212
VIP Mid Cap Portfolio Initial Class	34,374	877,909
VIP Value Portfolio Initial Class	228,356	2,162,534
VIP Value Strategies Portfolio Initial Class	117,449	907,881
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,403,343)		13,520,553
International Equity Funds - 13.8%

Developed International Equity Funds - 13.8%
VIP Overseas Portfolio Initial Class (Cost $4,097,010)	217,866	3,278,887
Bond Funds - 29.5%

High Yield Bond Funds - 7.6%
VIP High Income Portfolio Initial Class	341,383	1,805,915
Investment Grade Bond Funds - 21.9%
VIP Investment Grade Bond Portfolio Initial Class	418,659	5,224,862
TOTAL BOND FUNDS (Cost $7,269,109)		7,030,777
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $27,769,462)		$ 23,830,217
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $27,769,462) - See accompanying schedule		$ 23,830,217
Cash		108
Receivable for investments sold		31,744
Receivable for fund shares sold		4,508
Total assets		23,866,577

Liabilities
Payable for investments purchased	$ 3,802
Payable for fund shares redeemed	31,875
Distribution fees payable	1,816
Total liabilities		37,493

Net Assets		$ 23,829,084
Net Assets consist of:
Paid in capital		$ 27,995,490
Undistributed net investment income		2,322
Accumulated undistributed net realized gain (loss) on investments		(229,483)
Net unrealized appreciation (depreciation) on investments		(3,939,245)
Net Assets		$ 23,829,084

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($14,887,649 ÷ 1,601,373 shares)	$ 9.30

Service Class: Net Asset Value, offering price and redemption price per share ($679,044 ÷ 73,054 shares)	$ 9.30

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,262,391 ÷ 891,635 shares)	$ 9.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 688,570
Interest		1
Total income		688,571

Expenses
Distribution fees	$ 13,862
Independent trustees' compensation	60
Total expenses before reductions	13,922
Expense reductions	(60)	13,862
Net investment income (loss)		674,709
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	111,144
Capital gain distributions from underlying funds	32,637	143,781
Change in net unrealized appreciation (depreciation) on underlying funds		4,000,337
Net gain (loss)		4,144,118
Net increase (decrease) in net assets resulting from operations		$ 4,818,827

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 674,709	$ 525,754
Net realized gain (loss)	143,781	585,569
Change in net unrealized appreciation (depreciation)	4,000,337	(8,576,048)
Net increase (decrease) in net assets resulting from operations	4,818,827	(7,464,725)
Distributions to shareholders from net investment income	(691,955)	(506,184)
Distributions to shareholders from net realized gain	(250,694)	(1,184,051)
Total distributions	(942,649)	(1,690,235)
Share transactions - net increase (decrease)	4,858,814	4,557,173
Total increase (decrease) in net assets	8,734,992	(4,597,787)

Net Assets
Beginning of period	15,094,092	19,691,879
End of period (including undistributed net investment income of $2,322 and undistributed net investment income of $19,569, respectively)	$ 23,829,084	$ 15,094,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 12.71	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.31	.38	.23	.11
Net realized and unrealized gain (loss)	1.89	(4.58)	.89	1.17	1.12
Total from investment operations	2.21	(4.27)	1.27	1.40	1.23
Distributions from net investment income	(.29)	(.28)	(.27)	(.21)	(.07)
Distributions from net realized gain	(.12)	(.67)	(.47)	(.17)	-
Total distributions	(.40) I	(.95)	(.74)	(.38)	(.07)
Net asset value, end of period	$ 9.30	$ 7.49	$ 12.71	$ 12.18	$ 11.16
Total Return B, C, D	30.05%	(34.16)%	10.50%	12.49%	12.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.84%	2.90%	2.95%	1.95%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,888	$ 11,015	$ 15,197	$ 8,363	$ 4,825
Portfolio turnover rate	30%	36%	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.402 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 12.70	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.29	.37	.22	.10
Net realized and unrealized gain (loss)	1.90	(4.56)	.87	1.16	1.12
Total from investment operations	2.21	(4.27)	1.24	1.38	1.22
Distributions from net investment income	(.28)	(.27)	(.25)	(.19)	(.06)
Distributions from net realized gain	(.12)	(.67)	(.47)	(.17)	-
Total distributions	(.40) I	(.94)	(.72)	(.36)	(.06)
Net asset value, end of period	$ 9.30	$ 7.49	$ 12.70	$ 12.18	$ 11.16
Total Return B, C, D	29.96%	(34.20)%	10.31%	12.39%	12.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.74%	2.80%	2.85%	1.85%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 679	$ 403	$ 497	$ 441	$ 393
Portfolio turnover rate	30%	36%	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.395 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 12.68	$ 12.17	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.30	.28	.35	.20	.09
Net realized and unrealized gain (loss)	1.89	(4.57)	.89	1.16	1.12
Total from investment operations	2.19	(4.29)	1.24	1.36	1.21
Distributions from net investment income	(.27)	(.25)	(.26)	(.18)	(.05)
Distributions from net realized gain	(.12)	(.67)	(.47)	(.17)	-
Total distributions	(.39) I	(.92)	(.73)	(.35)	(.05)
Net asset value, end of period	$ 9.27	$ 7.47	$ 12.68	$ 12.17	$ 11.16
Total Return B, C, D	29.79%	(34.36)%	10.26%	12.18%	12.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.59%	2.65%	2.70%	1.70%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,262	$ 3,676	$ 3,998	$ 556	$ 392
Portfolio turnover rate	30%	36%	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.387 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.0	10.2
VIP Equity-Income Portfolio Initial Class	11.4	11.6
VIP Growth & Income Portfolio Initial Class	11.5	11.4
VIP Growth Portfolio Initial Class	11.7	11.1
VIP Mid Cap Portfolio Initial Class	4.1	4.6
VIP Value Portfolio Initial Class	10.0	10.5
VIP Value Strategies Portfolio Initial Class	4.2	4.9
	62.9	64.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	15.3	15.7
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.6	7.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	14.2	12.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	62.9%
Developed International Equity Funds	15.3%
Investment Grade Bond Funds	14.2%
High Yield Bond Funds	7.6%

Six months ago
Domestic Equity Funds	64.3%
Developed International Equity Funds	15.7%
High Yield Bond Funds	7.9%
Investment Grade Bond Funds	12.1%
Cash Equivalents	0.0%*

Expected
Domestic Equity Funds	57.7%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	1.6%
Investment Grade Bond Funds	16.8%
High Yield Bond Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

* Amount represents less than 0.1%.

Annual Report

VIP Freedom 2030 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 62.9%
VIP Contrafund Portfolio Initial Class	361,652	$ 7,457,273
VIP Equity-Income Portfolio Initial Class	506,827	8,519,755
VIP Growth & Income Portfolio Initial Class	777,890	8,611,240
VIP Growth Portfolio Initial Class	291,326	8,751,437
VIP Mid Cap Portfolio Initial Class	119,802	3,059,739
VIP Value Portfolio Initial Class	794,968	7,528,346
VIP Value Strategies Portfolio Initial Class	408,889	3,160,713
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,315,203)		47,088,503
International Equity Funds - 15.3%

Developed International Equity Funds - 15.3%
VIP Overseas Portfolio Initial Class (Cost $14,417,702)	759,653	11,432,781
Bond Funds - 21.8%

High Yield Bond Funds - 7.6%
VIP High Income Portfolio Initial Class	1,071,750	5,669,557
Investment Grade Bond Funds - 14.2%
VIP Investment Grade Bond Portfolio Initial Class	851,221	10,623,234
TOTAL BOND FUNDS (Cost $16,977,437)		16,292,791
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $88,710,342)		$ 74,814,075
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $88,710,342) - See accompanying schedule		$ 74,814,075
Cash		748
Receivable for fund shares sold		33,072
Total assets		74,847,895

Liabilities
Payable for investments purchased	$ 24,120
Payable for fund shares redeemed	8,157
Distribution fees payable	8,339
Total liabilities		40,616

Net Assets		$ 74,807,279
Net Assets consist of:
Paid in capital		$ 89,577,575
Undistributed net investment income		1,318
Accumulated undistributed net realized gain (loss) on investments		(875,347)
Net unrealized appreciation (depreciation) on investments		(13,896,267)
Net Assets		$ 74,807,279

Statement of Assets and Liabilities - continued

December 31, 2009
Initial Class: Net Asset Value, offering price and redemption price per share ($23,836,249 ÷ 2,640,205 shares)	$ 9.03

Service Class: Net Asset Value, offering price and redemption price per share ($16,161,823 ÷ 1,791,649 shares)	$ 9.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($34,809,207 ÷ 3,866,077 shares)	$ 9.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 1,740,014
Interest		3
Total income		1,740,017

Expenses
Distribution fees	$ 73,765
Independent trustees' compensation	187
Total expenses before reductions	73,952
Expense reductions	(187)	73,765
Net investment income (loss)		1,666,252
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(47,907)
Capital gain distributions from underlying funds	84,849	36,942
Change in net unrealized appreciation (depreciation) on underlying funds		13,789,670
Net gain (loss)		13,826,612
Net increase (decrease) in net assets resulting from operations		$ 15,492,864

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,666,252	$ 1,471,913
Net realized gain (loss)	36,942	2,308,781
Change in net unrealized appreciation (depreciation)	13,789,670	(30,214,024)
Net increase (decrease) in net assets resulting from operations	15,492,864	(26,433,330)
Distributions to shareholders from net investment income	(1,389,018)	(1,464,267)
Distributions to shareholders from net realized gain	(719,544)	(4,501,383)
Total distributions	(2,108,562)	(5,965,650)
Share transactions - net increase (decrease)	12,259,496	20,763,431
Total increase (decrease) in net assets	25,643,798	(11,635,549)

Net Assets
Beginning of period	49,163,481	60,799,030
End of period (including undistributed net investment income of $1,318 and undistributed net investment income of $7,647, respectively)	$ 74,807,279	$ 49,163,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 13.02	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.28	.34	.24	.13
Net realized and unrealized gain (loss)	1.96	(5.14)	1.06	1.25	1.21
Total from investment operations	2.20	(4.86)	1.40	1.49	1.34
Distributions from net investment income	(.18)	(.25)	(.28)	(.19)	(.07)
Distributions from net realized gain	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.29)	(1.04) I	(.82)	(.32)	(.07)
Net asset value, end of period	$ 9.03	$ 7.12	$ 13.02	$ 12.44	$ 11.27
Total Return B, C, D	31.66%	(38.04)%	11.37%	13.20%	13.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.13%	2.69%	2.56%	2.05%	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,836	$ 19,592	$ 23,767	$ 14,298	$ 8,262
Portfolio turnover rate	24%	23%	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $1.040 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 13.01	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.27	.33	.23	.12
Net realized and unrealized gain (loss)	1.94	(5.13)	1.05	1.25	1.21
Total from investment operations	2.18	(4.86)	1.38	1.48	1.33
Distributions from net investment income	(.17)	(.24)	(.27)	(.18)	(.06)
Distributions from net realized gain	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.28)	(1.03) I	(.81)	(.31)	(.06)
Net asset value, end of period	$ 9.02	$ 7.12	$ 13.01	$ 12.44	$ 11.27
Total Return B, C, D	31.40%	(38.08)%	11.21%	13.15%	13.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.03%	2.59%	2.46%	1.95%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,162	$ 10,298	$ 12,884	$ 3,867	$ 958
Portfolio turnover rate	24%	23%	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $1.030 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 12.99	$ 12.42	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.26	.31	.21	.11
Net realized and unrealized gain (loss)	1.93	(5.12)	1.05	1.25	1.21
Total from investment operations	2.16	(4.86)	1.36	1.46	1.32
Distributions from net investment income	(.16)	(.22)	(.25)	(.17)	(.06)
Distributions from net realized gain	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.27)	(1.02) I	(.79)	(.30)	(.06)
Net asset value, end of period	$ 9.00	$ 7.11	$ 12.99	$ 12.42	$ 11.26
Total Return B, C, D	31.18%	(38.17)%	11.08%	12.92%	13.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.88%	2.44%	2.31%	1.80%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,809	$ 19,273	$ 24,148	$ 15,774	$ 7,396
Portfolio turnover rate	24%	23%	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $1.016 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.5	10.4
VIP Equity-Income Portfolio Initial Class	12.0	12.3
VIP Growth & Income Portfolio Initial Class	12.2	11.8
VIP Growth Portfolio Initial Class	12.4	11.7
VIP Mid Cap Portfolio Initial Class	4.3	4.4
VIP Value Portfolio Initial Class	10.7	10.9
VIP Value Strategies Portfolio Initial Class	4.5	4.8
	66.6	66.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.2	17.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	9.7	9.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.6%
Developed International Equity Funds	16.2%
Investment Grade Bond Funds	9.7%
High Yield Bond Funds	7.5%

Six months ago
Domestic Equity Funds	66.3%
Developed International Equity Funds	17.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.2%

Expected
Domestic Equity Funds	62.8%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	1.7%
Investment Grade Bond Funds	10.0%
High Yield Bond Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2035 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.6%
	Shares	Value
Domestic Equity Funds - 66.6%
VIP Contrafund Portfolio Initial Class	2,182	$ 45,002
VIP Equity-Income Portfolio Initial Class	3,058	51,408
VIP Growth & Income Portfolio Initial Class	4,692	51,943
VIP Growth Portfolio Initial Class	1,758	52,796
VIP Mid Cap Portfolio Initial Class	723	18,458
VIP Value Portfolio Initial Class	4,798	45,436
VIP Value Strategies Portfolio Initial Class	2,467	19,071
TOTAL DOMESTIC EQUITY FUNDS (Cost $202,683)		284,114
International Equity Funds - 16.2%

Developed International Equity Funds - 16.2%
VIP Overseas Portfolio Initial Class (Cost $49,128)	4,580	68,928
Bond Funds - 17.2%

High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	6,087	32,198
Investment Grade Bond Funds - 9.7%
VIP Investment Grade Bond Portfolio Initial Class	3,318	41,404
TOTAL BOND FUNDS (Cost $65,827)		73,602
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $317,638)		$ 426,644
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Portfolio

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $317,638) - See accompanying schedule		$ 426,644
Cash		36
Total assets		426,680

Liabilities
Distribution fees payable	$ 41
Total liabilities		41

Net Assets		$ 426,639
Net Assets consist of:
Paid in capital		$ 313,822
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		3,809
Net unrealized appreciation (depreciation) on investments		109,006
Net Assets		$ 426,639

Statement of Assets and Liabilities - continued

December 31, 2009
Initial Class: Net Asset Value, offering price and redemption price per share ($144,179 ÷ 10,497 shares)	$ 13.74

Service Class: Net Asset Value, offering price and redemption price per share ($139,909 ÷ 10,187 shares)	$ 13.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($142,551 ÷ 10,381 shares)	$ 13.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2035 Portfolio
Financial Statements - continued

Statement of Operations

	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Investment Income
Income distributions from underlying funds		$ 7,694
Interest		1
Total Income		7,695

Expenses
Distribution fees	$ 321
Total expenses		321
Net investment income (loss)		7,374
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,895
Capital gain distributions from underlying funds	342	4,237
Change in net unrealized appreciation (depreciation) on underlying funds		109,006
Net gain (loss)		113,243
Net increase (decrease) in net assets resulting from operations		$ 120,617

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,374
Net realized gain (loss)	4,237
Change in net unrealized appreciation (depreciation)	109,006
Net increase (decrease) in net assets resulting from operations	120,617
Distributions to shareholders from net investment income	(7,372)
Distributions to shareholders from net realized gain	(427)
Total distributions	(7,799)
Share transactions - net increase (decrease)	313,821
Total increase (decrease) in net assets	426,639

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2)	$ 426,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	3.76
Total from investment operations	4.01
Distributions from net investment income	(.25)
Distributions from net realized gain	(.01)
Total distributions	(.27) H
Net asset value, end of period	$ 13.74
Total Return B, C	40.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.266 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	3.75
Total from investment operations	3.99
Distributions from net investment income	(.24)
Distributions from net realized gain	(.01)
Total distributions	(.26) H
Net asset value, end of period	$ 13.73
Total Return B, C	39.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 140
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.257 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23
Net realized and unrealized gain (loss)	3.74
Total from investment operations	3.97
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.24) H
Net asset value, end of period	$ 13.73
Total Return B, C	39.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.244 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.7	10.6
VIP Equity-Income Portfolio Initial Class	12.3	12.5
VIP Growth & Income Portfolio Initial Class	12.4	12.1
VIP Growth Portfolio Initial Class	12.6	11.9
VIP Mid Cap Portfolio Initial Class	4.4	4.5
VIP Value Portfolio Initial Class	10.8	11.1
VIP Value Strategies Portfolio Initial Class	4.6	4.9
	67.8	67.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.4	17.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	9.2	9.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	6.6	5.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.8%
Developed International Equity Funds	16.4%
Investment Grade Bond Funds	6.6%
High Yield Bond Funds	9.2%

Six months ago
Domestic Equity Funds	67.6%
Developed International Equity Funds	17.3%
High Yield Bond Funds	9.2%
Investment Grade Bond Funds	5.9%

Expected
Domestic Equity Funds	63.8%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	1.7%
Investment Grade Bond Funds	7.6%
High Yield Bond Funds	8.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2040 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 67.8%
	Shares	Value
Domestic Equity Funds - 67.8%
VIP Contrafund Portfolio Initial Class	2,221	$ 45,807
VIP Equity-Income Portfolio Initial Class	3,112	52,314
VIP Growth & Income Portfolio Initial Class	4,775	52,860
VIP Growth Portfolio Initial Class	1,788	53,725
VIP Mid Cap Portfolio Initial Class	735	18,772
VIP Value Portfolio Initial Class	4,884	46,248
VIP Value Strategies Portfolio Initial Class	2,509	19,396
TOTAL DOMESTIC EQUITY FUNDS (Cost $206,132)		289,122
International Equity Funds - 16.4%

Developed International Equity Funds - 16.4%
VIP Overseas Portfolio Initial Class (Cost $50,014)	4,663	70,174
Bond Funds - 15.8%

High Yield Bond Funds - 9.2%
VIP High Income Portfolio Initial Class	7,426	39,284
Investment Grade Bond Funds - 6.6%
VIP Investment Grade Bond Portfolio Initial Class	2,241	27,968
TOTAL BOND FUNDS (Cost $59,171)		67,252
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $315,317)		$ 426,548
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $315,317) - See accompanying schedule		$ 426,548
Cash		37
Total assets		426,585

Liabilities
Distribution fees payable	$ 43
Total liabilities		43

Net Assets		$ 426,542
Net Assets consist of:
Paid in capital		$ 311,044
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		4,265
Net unrealized appreciation (depreciation) on investments		111,231
Net Assets		$ 426,542

Statement of Assets and Liabilities - continued

December 31, 2009
Initial Class: Net Asset Value, offering price and redemption price per share ($145,084 ÷ 10,497 shares)	$ 13.82

Service Class: Net Asset Value, offering price and redemption price per share ($140,806 ÷ 10,189 shares)	$ 13.82

Service Class 2: Net Asset Value, offering price and redemption price per share ($140,652 ÷ 10,179 shares)	$ 13.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Investment Income
Income distributions from underlying funds		$ 7,788
Interest		1
Total Income		7,789

Expenses
Distribution fees	$ 320
Total expenses		320
Net investment income (loss)		7,469
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,373
Capital gain distributions from underlying funds	313	4,686
Change in net unrealized appreciation (depreciation) on underlying funds		111,231
Net gain (loss)		115,917
Net increase (decrease) in net assets resulting from operations		$ 123,386

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,469
Net realized gain (loss)	4,686
Change in net unrealized appreciation (depreciation)	111,231
Net increase (decrease) in net assets resulting from operations	123,386
Distributions to shareholders from net investment income	(7,467)
Distributions to shareholders from net realized gain	(424)
Total distributions	(7,891)
Share transactions - net increase (decrease)	311,047
Total increase (decrease) in net assets	426,542

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2)	$ 426,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	3.83
Total from investment operations	4.09
Distributions from net investment income	(.26)
Distributions from net realized gain	(.01)
Total distributions	(.27) H
Net asset value, end of period	$ 13.82
Total Return B, C	40.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.271 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	3.83
Total from investment operations	4.08
Distributions from net investment income	(.25)
Distributions from net realized gain	(.01)
Total distributions	(.26) H
Net asset value, end of period	$ 13.82
Total Return B, C	40.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.262 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annnual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23
Net realized and unrealized gain (loss)	3.84
Total from investment operations	4.07
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.25) H
Net asset value, end of period	$ 13.82
Total Return B, C	40.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.248 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.8	10.7
VIP Equity-Income Portfolio Initial Class	12.4	12.6
VIP Growth & Income Portfolio Initial Class	12.5	12.2
VIP Growth Portfolio Initial Class	12.7	12.0
VIP Mid Cap Portfolio Initial Class	4.5	4.5
VIP Value Portfolio Initial Class	11.0	11.2
VIP Value Strategies Portfolio Initial Class	4.6	4.9
	68.5	68.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.6	17.5
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.1	9.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	4.8	4.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.5%
Developed International Equity Funds	16.6%
Investment Grade Bond Funds	4.8%
High Yield Bond Funds	10.1%

Six months ago
Domestic Equity Funds	68.1%
Developed International Equity Funds	17.5%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	4.5%

Expected
Domestic Equity Funds	64.7%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	1.8%
Investment Grade Bond Funds	5.0%
High Yield Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2045 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 68.5%
	Shares	Value
Domestic Equity Funds - 68.5%
VIP Contrafund Portfolio Initial Class	2,248	$ 46,353
VIP Equity-Income Portfolio Initial Class	3,150	52,947
VIP Growth & Income Portfolio Initial Class	4,833	53,499
VIP Growth Portfolio Initial Class	1,810	54,375
VIP Mid Cap Portfolio Initial Class	744	19,012
VIP Value Portfolio Initial Class	4,942	46,801
VIP Value Strategies Portfolio Initial Class	2,541	19,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $208,723)		292,632
International Equity Funds - 16.6%

Developed International Equity Funds - 16.6%
VIP Overseas Portfolio Initial Class (Cost $50,654)	4,723	71,079
Bond Funds - 14.9%

High Yield Bond Funds - 10.1%
VIP High Income Portfolio Initial Class	8,137	43,046
Investment Grade Bond Funds - 4.8%
VIP Investment Grade Bond Portfolio Initial Class	1,659	20,709
TOTAL BOND FUNDS (Cost $55,543)		63,755
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $314,920)		$ 427,466
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $314,920) - See accompanying schedule		$ 427,466
Cash		36
Total assets		427,502

Liabilities
Distribution fees payable	$ 42
Total liabilities		42

Net Assets		$ 427,460
Net Assets consist of:
Paid in capital		$ 310,910
Accumulated undistributed net realized gain (loss) on investments		4,004
Net unrealized appreciation (depreciation) on investments		112,546
Net Assets		$ 427,460

Statement of Assets and Liabilities - continued

December 31, 2009
Initial Class: Net Asset Value, offering price and redemption price per share ($145,259 ÷ 10,482 shares)	$ 13.86

Service Class: Net Asset Value, offering price and redemption price per share ($141,177 ÷ 10,188 shares)	$ 13.86

Service Class 2: Net Asset Value, offering price and redemption price per share ($141,024 ÷ 10,179 shares)	$ 13.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2045 Portfolio
Financial Statements - continued

Statement of Operations

	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Investment Income
Income distributions from underlying funds		$ 7,855
Interest		1
Total income		7,856

Expenses
Distribution fees	$ 321
Total expenses		321
Net investment income (loss)		7,535
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,036
Capital gain distributions from underlying funds	299	4,335
Change in net unrealized appreciation (depreciation) on underlying funds		112,546
Net gain (loss)		116,881
Net increase (decrease) in net assets resulting from operations		$ 124,416

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,535
Net realized gain (loss)	4,335
Change in net unrealized appreciation (depreciation)	112,546
Net increase (decrease) in net assets resulting from operations	124,416
Distributions to shareholders from net investment income	(7,534)
Distributions to shareholders from net realized gain	(333)
Total distributions	(7,867)
Share transactions - net increase (decrease)	310,911
Total increase (decrease) in net assets	427,460

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $0)	$ 427,460

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	3.87
Total from investment operations	4.13
Distributions from net investment income	(.26)
Distributions from net realized gain	(.01)
Total distributions	(.27)
Net asset value, end of period	$ 13.86
Total Return B, C	41.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	3.87
Total from investment operations	4.12
Distributions from net investment income	(.25)
Distributions from net realized gain	(.01)
Total distributions	(.26)
Net asset value, end of period	$ 13.86
Total Return B, C	41.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	3.86
Total from investment operations	4.10
Distributions from net investment income	(.24)
Distributions from net realized gain	(.01)
Total distributions	(.25)
Net asset value, end of period	$ 13.85
Total Return B, C	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141
Portfolio turnover rate	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.1	10.9
VIP Equity-Income Portfolio Initial Class	12.7	12.8
VIP Growth & Income Portfolio Initial Class	12.8	12.4
VIP Growth Portfolio Initial Class	13.0	12.2
VIP Mid Cap Portfolio Initial Class	4.5	4.6
VIP Value Portfolio Initial Class	11.2	11.4
VIP Value Strategies Portfolio Initial Class	4.7	5.0
	70.0	69.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	19.5	20.4
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.0	9.8
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	0.5	0.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.0%
Developed International Equity Funds	19.5%
Investment Grade Bond Funds	0.5%
High Yield Bond Funds	10.0%

Six months ago
Domestic Equity Funds	69.3%
Developed International Equity Funds	20.4%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	0.5%

Expected
Domestic Equity Funds	67.3%
Developed International Equity Funds	20.3%
Emerging Markets Equity Funds	1.9%
Investment Grade Bond Funds	0.5%
High Yield Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom 2050 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 70.0%
	Shares	Value
Domestic Equity Funds - 70.0%
VIP Contrafund Portfolio Initial Class	2,407	$ 49,635
VIP Equity-Income Portfolio Initial Class	3,373	56,702
VIP Growth & Income Portfolio Initial Class	5,176	57,293
VIP Growth Portfolio Initial Class	1,938	58,230
VIP Mid Cap Portfolio Initial Class	797	20,359
VIP Value Portfolio Initial Class	5,292	50,115
VIP Value Strategies Portfolio Initial Class	2,721	21,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $225,271)		313,368
International Equity Funds - 19.5%

Developed International Equity Funds - 19.5%
VIP Overseas Portfolio Initial Class (Cost $62,423)	5,816	87,534
Bond Funds - 10.5%

High Yield Bond Funds - 10.0%
VIP High Income Portfolio Initial Class	8,506	44,999
Investment Grade Bond Funds - 0.5%
VIP Investment Grade Bond Portfolio Initial Class	174	2,174
TOTAL BOND FUNDS (Cost $40,088)		47,173
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $327,782)		$ 448,075
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $327,782) - See accompanying schedule		$ 448,075
Cash		36
Total assets		448,111

Liabilities
Distribution fees payable	$ 44
Total liabilities		44

Net Assets		$ 448,067
Net Assets consist of:
Paid in capital		$ 325,992
Accumulated undistributed net realized gain (loss) on investments		1,782
Net unrealized appreciation (depreciation) on investments		120,293
Net Assets		$ 448,067

Statement of Assets and Liabilities - continued

December 31, 2009
Initial Class: Net Asset Value, offering price and redemption price per share ($158,877 ÷ 11,343 shares)	$ 14.01

Service Class: Net Asset Value, offering price and redemption price per share ($142,570 ÷ 10,180 shares)	$ 14.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($146,620 ÷ 10,470 shares)	$ 14.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Investment Income
Income distributions from underlying funds		$ 7,851
Interest		1
Total Income		7,852

Expenses
Distribution fees	$ 326
Total expenses		326
Net investment income (loss)		7,526
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,877
Capital gain distributions from underlying funds	289	2,166
Change in net unrealized appreciation (depreciation) on underlying funds		120,293
Net gain (loss)		122,459
Net increase (decrease) in net assets resulting from operations		$ 129,985

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,526
Net realized gain (loss)	2,166
Change in net unrealized appreciation (depreciation)	120,293
Net increase (decrease) in net assets resulting from operations	129,985
Distributions to shareholders from net investment income	(7,532)
Distributions to shareholders from net realized gain	(378)
Total distributions	(7,910)
Share transactions - net increase (decrease)	325,992
Total increase (decrease) in net assets	448,067

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $0)	$ 448,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	4.01
Total from investment operations	4.27
Distributions from net investment income	(.25)
Distributions from net realized gain	(.01)
Total distributions	(.26)
Net asset value, end of period	$ 14.01
Total Return B, C	42.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 159
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	4.00
Total from investment operations	4.25
Distributions from net investment income	(.24)
Distributions from net realized gain	(.01)
Total distributions	(.25)
Net asset value, end of period	$ 14.00
Total Return B, C	42.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23
Net realized and unrealized gain (loss)	4.01
Total from investment operations	4.24
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.24)
Net asset value, end of period	$ 14.00
Total Return B, C	42.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147
Portfolio turnover rate	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the trust). Variable Insurance Products Fund V (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio commenced operations on April 8, 2009. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 22, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short- term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
VIP Freedom Income	$ 20,274,422	$ 414,770	$ (1,092,067)	$ (677,297)
VIP Freedom 2005	8,243,467	42,066	(1,097,191)	(1,055,125)
VIP Freedom 2010	146,704,279	2,783,382	(21,217,112)	(18,433,730)
VIP Freedom 2015	89,959,176	3,161,009	(11,761,993)	(8,600,984)
VIP Freedom 2020	287,979,728	10,903,529	(44,886,129)	(33,982,600)
VIP Freedom 2025	28,033,942	780,758	(4,984,483)	(4,203,725)
VIP Freedom 2030	89,778,260	2,370,754	(17,334,939)	(14,964,185)
VIP Freedom 2035	317,642	109,364	(362)	109,002
VIP Freedom 2040	315,318	111,544	(314)	111,230
VIP Freedom 2045	314,920	112,803	(257)	112,546
VIP Freedom 2050	327,785	120,439	(149)	120,290

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Net Unrealized Appreciation (Depreciation)
VIP Freedom Income	$ 39,714	$ 6,984	$ (677,297)
VIP Freedom 2005	54,775	-	(1,055,125)
VIP Freedom 2010	725,325	-	(18,433,730)
VIP Freedom 2015	244,331	13,139	(8,600,984)
VIP Freedom 2020	667,945	33,498	(33,982,600)
VIP Freedom 2025	37,319	-	(4,203,725)
VIP Freedom 2030	193,889	-	(14,964,185)
VIP Freedom 2035	3,815	-	109,002
VIP Freedom 2040	4,268	-	111,230
VIP Freedom 2045	4,005	-	112,546
VIP Freedom 2050	1,786	-	120,290

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 841,096	$ 62,263	$ 903,359
VIP Freedom 2005	389,568	68,749	458,317
VIP Freedom 2010	5,351,488	-	5,351,488
VIP Freedom 2015	3,277,116	270,425	3,547,541
VIP Freedom 2020	8,702,259	799,268	9,501,527
VIP Freedom 2025	846,284	96,365	942,649
VIP Freedom 2030	2,089,890	18,672	2,108,562
VIP Freedom 2035	7,799	-	7,799
VIP Freedom 2040	7,891	-	7,891
VIP Freedom 2045	7,867	-	7,867
VIP Freedom 2050	7,910	-	7,910
December 31, 2008	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 622,978	$ 158,619	$ 781,597
VIP Freedom 2005	326,089	217,871	543,960
VIP Freedom 2010	4,620,754	4,166,246	8,787,000
VIP Freedom 2015	2,351,966	2,264,666	4,616,632
VIP Freedom 2020	6,995,845	7,806,846	14,802,691
VIP Freedom 2025	749,767	940,468	1,690,235
VIP Freedom 2030	2,310,990	3,654,660	5,965,650

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	9,205,411	5,301,825
VIP Freedom 2005	3,288,941	3,703,586
VIP Freedom 2010	31,185,946	30,859,370
VIP Freedom 2015	31,088,154	14,548,393
VIP Freedom 2020	87,363,152	33,655,380
VIP Freedom 2025	10,056,320	5,432,410
VIP Freedom 2030	25,326,993	13,426,689
VIP Freedom 2035	327,683	13,943
VIP Freedom 2040	325,354	14,410
VIP Freedom 2045	323,551	12,671
VIP Freedom 2050	337,210	11,315

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 208	$ 14,670	$ 14,878
VIP Freedom 2005	212	552	764
VIP Freedom 2010	17,845	183,418	201,263
VIP Freedom 2015	1,118	79,796	80,914
VIP Freedom 2020	21,586	342,953	364,539
VIP Freedom 2025	531	13,331	13,862
VIP Freedom 2030	12,718	61,047	73,765
VIP Freedom 2035	92	229	321
VIP Freedom 2040	92	228	320
VIP Freedom 2045	92	229	321
VIP Freedom 2050	93	233	326

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Income
Initial Class	-%	$ 35
Service Class	.10%	1
Service Class 2.25%		20
VIP Freedom 2005
Initial Class	-%	21
Service Class	.10%	1
Service Class 2.25%		1
VIP Freedom 2010
Initial Class	-%	67
Service Class	.10%	62
Service Class 2.25%		254
VIP Freedom 2015
Initial Class	-%	106
Service Class	.10%	4
Service Class 2.25%		107

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
VIP Freedom 2020
Initial Class	-%	$ 103
Service Class	.10%	72
Service Class 2.25%		462
VIP Freedom 2025
Initial Class	-%	$ 40
Service Class	.10%	2
Service Class 2.25%		18
VIP Freedom 2030
Initial Class	-%	$ 62
Service Class	.10%	43
Service Class 2.25%		82

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
VIP Freedom Income
From net investment income
Initial Class	$ 418,571	$ 342,108
Service Class	5,244	9,625
Service Class 2	228,173	174,408
Total	$ 651,988	$ 526,141
From net realized gain
Initial Class	$ 158,860	$ 163,837
Service Class	3,186	5,784
Service Class 2	89,325	85,835
Total	$ 251,371	$ 255,456
VIP Freedom 2005
From net investment income
Initial Class	$ 246,999	$ 235,259
Service Class	6,010	9,509
Service Class 2	6,092	9,697
Total	$ 259,101	$ 254,465
From net realized gain
Initial Class	$ 185,049	$ 261,600
Service Class	6,807	13,696
Service Class 2	7,360	14,199
Total	$ 199,216	$ 289,495
VIP Freedom 2010
From net investment income
Initial Class	$ 775,255	$ 879,990
Service Class	682,497	584,602
Service Class 2	3,022,186	2,166,610
Total	$ 4,479,938	$ 3,631,202
From net realized gain
Initial Class	$ 154,282	$ 1,178,617
Service Class	143,134	892,278
Service Class 2	574,134	3,084,903
Total	$ 871,550	$ 5,155,798

Annual Report

7. Distributions to Shareholders - continued

Years ended December 31,	2009	2008
VIP Freedom 2015
From net investment income
Initial Class	$ 1,243,073	$ 893,010
Service Class	49,152	31,201
Service Class 2	1,351,309	825,549
Total	$ 2,643,534	$ 1,749,760
From net realized gain
Initial Class	$ 432,114	$ 1,475,663
Service Class	15,773	39,174
Service Class 2	456,120	1,352,035
Total	$ 904,007	$ 2,866,872
VIP Freedom 2020
From net investment income
Initial Class	$ 1,130,083	$ 1,106,016
Service Class	761,045	591,348
Service Class 2	5,213,654	3,294,752
Total	$ 7,104,782	$ 4,992,116
From net realized gain
Initial Class	$ 386,129	$ 1,930,092
Service Class	272,235	1,167,918
Service Class 2	1,738,381	6,712,565
Total	$ 2,396,745	$ 9,810,575
VIP Freedom 2025
From net investment income
Initial Class	$ 440,844	$ 378,457
Service Class	19,456	13,104
Service Class 2	231,655	114,623
Total	$ 691,955	$ 506,184
From net realized gain
Initial Class	$ 169,810	$ 875,799
Service Class	7,444	30,040
Service Class 2	73,440	278,212
Total	$ 250,694	$ 1,184,051
VIP Freedom 2030
From net investment income
Initial Class	$ 468,196	$ 612,209
Service Class	303,407	305,151
Service Class 2	617,415	546,907
Total	$ 1,389,018	$ 1,464,267
From net realized gain
Initial Class	$ 259,161	$ 1,733,730
Service Class	164,844	950,997
Service Class 2	295,539	1,816,656
Total	$ 719,544	$ 4,501,383
VIP Freedom 2035 A
From net investment income
Initial Class	$ 2,596	$ -
Service Class	2,430	-
Service Class 2	2,346	-
Total	$ 7,372	$ -
From net realized gain
Initial Class	$ 144	$ -
Service Class	140	-
Service Class 2	143	-
Total	$ 427	$ -

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended December 31,	2009	2008
VIP Freedom 2040 A
From net investment income
Initial Class	$ 2,647	$ -
Service Class	2,480	-
Service Class 2	2,340	-
Total	$ 7,467	$ -
From net realized gain
Initial Class	$ 144	$ -
Service Class	140	-
Service Class 2	140	-
Total	$ 424	$ -
VIP Freedom 2045 A
From net investment income
Initial Class	$ 2,664	$ -
Service Class	2,500	-
Service Class 2	2,370	-
Total	$ 7,534	$ -
From net realized gain
Initial Class	$ 113	$ -
Service Class	110	-
Service Class 2	110	-
Total	$ 333	$ -
VIP Freedom 2050 A
From net investment income
Initial Class	$ 2,785	$ -
Service Class	2,410	-
Service Class 2	2,337	-
Total	$ 7,532	$ -
From net realized gain
Initial Class	$ 134	$ -
Service Class	120	-
Service Class 2	124	-
Total	$ 378	$ -

A For the period April 8, 2009 (commencement of operations) to December 31, 2009.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
VIP Freedom Income
Initial Class
Shares sold	462,871	501,867	$ 4,540,087	$ 5,160,698
Reinvestment of distributions	58,723	54,264	577,431	505,945
Shares redeemed	(235,490)	(502,710)	(2,259,914)	(5,106,372)
Net increase (decrease)	286,104	53,421	$ 2,857,604	$ 560,271
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	870	1,638	8,430	15,409
Shares redeemed	(12,809)	(11,726)	(122,754)	(117,173)
Net increase (decrease)	(11,939)	(10,088)	$ (114,324)	$ (101,764)
Service Class 2
Shares sold	370,977	426,084	$ 3,515,784	$ 4,408,106
Reinvestment of distributions	32,349	27,979	317,497	260,243
Shares redeemed	(256,214)	(256,554)	(2,438,407)	(2,643,621)
Net increase (decrease)	147,112	197,509	$ 1,394,874	$ 2,024,728

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
VIP Freedom 2005
Initial Class
Shares sold	290,653	242,328	$ 2,449,103	$ 2,371,698
Reinvestment of distributions	49,902	56,912	432,048	496,859
Shares redeemed	(345,358)	(356,607)	(2,882,842)	(3,719,706)
Net increase (decrease)	(4,803)	(57,367)	$ (1,691)	$ (851,149)
Service Class
Shares sold	2,046	2,473	$ 16,221	$ 27,313
Reinvestment of distributions	1,524	2,588	12,817	23,205
Shares redeemed	(15,887)	(13,073)	(137,264)	(125,257)
Net increase (decrease)	(12,317)	(8,012)	$ (108,226)	$ (74,739)
Service Class 2
Shares sold	5,431	6,415	$ 49,354	$ 68,692
Reinvestment of distributions	1,603	2,671	13,452	23,896
Shares redeemed	(20,647)	(15,209)	(180,064)	(146,978)
Net increase (decrease)	(13,613)	(6,123)	$ (117,258)	$ (54,390)
VIP Freedom 2010
Initial Class
Shares sold	414,253	1,588,087	$ 3,587,514	$ 15,588,024
Reinvestment of distributions	98,751	241,127	929,536	2,058,607
Shares redeemed	(1,376,013)	(1,023,987)	(11,582,032)	(10,667,881)
Net increase (decrease)	(863,009)	805,227	$ (7,064,982)	$ 6,978,750
Service Class
Shares sold	652,734	1,354,835	$ 5,604,015	$ 14,958,079
Reinvestment of distributions	87,885	170,760	825,631	1,476,880
Shares redeemed	(853,771)	(1,057,559)	(7,408,613)	(11,040,748)
Net increase (decrease)	(113,152)	468,036	$ (978,967)	$ 5,394,211
Service Class 2
Shares sold	2,238,155	3,767,360	$ 20,056,230	$ 40,373,035
Reinvestment of distributions	382,353	617,836	3,596,320	5,251,513
Shares redeemed	(1,691,306)	(1,542,192)	(14,628,341)	(15,858,467)
Net increase (decrease)	929,202	2,843,004	$ 9,024,209	$ 29,766,081
VIP Freedom 2015
Initial Class
Shares sold	1,338,816	864,084	$ 11,871,466	$ 9,344,841
Reinvestment of distributions	177,040	272,518	1,675,187	2,368,673
Shares redeemed	(874,628)	(711,609)	(7,788,149)	(7,583,543)
Net increase (decrease)	641,228	424,993	$ 5,758,504	$ 4,129,971
Service Class
Shares sold	186,764	110,778	$ 1,594,834	$ 1,208,360
Reinvestment of distributions	6,818	8,470	64,924	70,375
Shares redeemed	(151,939)	(43,770)	(1,277,662)	(414,381)
Net increase (decrease)	41,643	75,478	$ 382,096	$ 864,354
Service Class 2
Shares sold	1,825,483	1,456,696	$ 16,491,260	$ 15,483,358
Reinvestment of distributions	190,952	253,978	1,807,428	2,177,584
Shares redeemed	(817,202)	(542,000)	(7,121,468)	(5,717,745)
Net increase (decrease)	1,199,233	1,168,674	$ 11,177,220	$ 11,943,197

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
VIP Freedom 2020
Initial Class
Shares sold	1,419,778	2,300,782	$ 12,010,755	$ 22,696,854
Reinvestment of distributions	166,674	371,405	1,516,212	3,036,108
Shares redeemed	(1,850,345)	(871,954)	(14,702,993)	(9,328,353)
Net increase (decrease)	(263,893)	1,800,233	$ (1,176,026)	$ 16,404,609
Service Class
Shares sold	1,026,253	1,283,889	$ 8,455,394	$ 13,856,609
Reinvestment of distributions	114,098	211,762	1,033,280	1,759,266
Shares redeemed	(790,200)	(692,253)	(6,544,951)	(7,391,665)
Net increase (decrease)	350,151	803,398	$ 2,943,723	$ 8,224,210
Service Class 2
Shares sold	7,102,672	5,054,668	$ 61,675,414	$ 54,645,306
Reinvestment of distributions	762,886	1,209,010	6,952,035	10,007,317
Shares redeemed	(1,718,729)	(1,890,076)	(14,671,947)	(19,555,218)
Net increase (decrease)	6,146,829	4,373,602	$ 53,955,502	$ 45,097,405
VIP Freedom 2025
Initial Class
Shares sold	327,202	405,260	$ 2,758,614	$ 4,339,557
Reinvestment of distributions	70,858	153,830	610,654	1,254,256
Shares redeemed	(267,455)	(284,309)	(2,131,038)	(3,007,681)
Net increase (decrease)	130,605	274,781	$ 1,238,230	$ 2,586,132
Service Class
Shares sold	51,579	33,255	$ 416,959	$ 368,879
Reinvestment of distributions	3,116	5,340	26,900	43,144
Shares redeemed	(35,412)	(23,972)	(288,761)	(225,727)
Net increase (decrease)	19,283	14,623	$ 155,098	$ 186,296
Service Class 2
Shares sold	764,019	353,793	$ 6,727,650	$ 3,728,912
Reinvestment of distributions	34,775	48,506	305,096	392,835
Shares redeemed	(399,076)	(225,738)	(3,567,260)	(2,337,002)
Net increase (decrease)	399,718	176,561	$ 3,465,486	$ 1,784,745
VIP Freedom 2030
Initial Class
Shares sold	980,714	1,203,500	$ 7,765,974	$ 11,609,004
Reinvestment of distributions	93,578	303,094	727,357	2,345,939
Shares redeemed	(1,185,290)	(580,249)	(8,386,523)	(6,180,905)
Net increase (decrease)	(110,998)	926,345	$ 106,808	$ 7,774,038
Service Class
Shares sold	620,610	643,764	$ 4,751,421	$ 7,092,703
Reinvestment of distributions	60,175	159,930	468,251	1,256,148
Shares redeemed	(336,231)	(346,804)	(2,580,003)	(3,804,921)
Net increase (decrease)	344,554	456,890	$ 2,639,669	$ 4,543,930
Service Class 2
Shares sold	1,650,447	918,652	$ 13,384,707	$ 9,828,127
Reinvestment of distributions	116,202	300,575	912,954	2,363,563
Shares redeemed	(612,226)	(366,117)	(4,784,642)	(3,746,227)
Net increase (decrease)	1,154,423	853,110	$ 9,513,019	$ 8,445,463

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
VIP Freedom 2035 A
Initial Class
Shares sold	10,303	-	$ 103,286	$ -
Reinvestment of distributions	198	-	2,739	-
Shares redeemed	(4)	-	(54)	-
Net increase (decrease)	10,497	-	$ 105,971	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	186	-	2,570	-
Net increase (decrease)	10,187	-	$ 102,580	$ -
Service Class 2
Shares sold	10,201	-	$ 102,785	$ -
Reinvestment of distributions	180	-	2,489	-
Shares redeemed	-	-	(4)	-
Net increase (decrease)	10,381	-	$ 105,270	$ -
VIP Freedom 2040 A
Initial Class
Shares sold	10,356	-	$ 103,923	$ -
Reinvestment of distributions	200	-	2,790	-
Shares redeemed	(59)	-	(786)	-
Net increase (decrease)	10,497	-	$ 105,927	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	188	-	2,620	-
Net increase (decrease)	10,189	-	$ 102,630	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	178	-	2,480	-
Net increase (decrease)	10,179	-	$ 102,490	$ -
VIP Freedom 2045 A
Initial Class
Shares sold	10,285	-	$ 103,051	$ -
Reinvestment of distributions	199	-	2,776	-
Shares redeemed	(2)	-	(26)	-
Net increase (decrease)	10,482	-	$ 105,801	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	187	-	2,610	-
Net increase (decrease)	10,188	-	$ 102,620	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	178	-	2,480	-
Net increase (decrease)	10,179	-	$ 102,490	$ -

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
VIP Freedom 2050 A
Initial Class
Shares sold	11,146	-	$ 114,029	$ -
Reinvestment of distributions	207	-	2,918	-
Shares redeemed	(10)	-	(130)	-
Net increase (decrease)	11,343	-	$ 116,817	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	179	-	2,530	-
Net increase (decrease)	10,180	-	$ 102,540	$ -
Service Class 2
Shares sold	10,297	-	$ 104,181	$ -
Reinvestment of distributions	174	-	2,461	-
Shares redeemed	(1)	-	(7)	-
Net increase (decrease)	10,470	-	$ 106,635	$ -

A For the period April 8, 2009 (commencement of operations) to December 31, 2009.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 16% of the total outstanding shares of VIP Value Portfolio. The Funds, in aggregate, were the owners of record of approximately 35% of the total outstanding shares of the VIP Value Portfolio.

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders%
VIP Freedom Income	59%	1	20%
VIP Freedom 2005	97%	-	-
VIP Freedom 2010	14%	1	63%
VIP Freedom 2015	40%	1	39%
VIP Freedom 2020	10%	2	73%
VIP Freedom 2025	51%	2	23%
VIP Freedom 2030	19%	1	47%
VIP Freedom 2035	98%	-	-
VIP Freedom 2040	99%	-	-
VIP Freedom 2045	99%	-	-
VIP Freedom 2050	95%	-	-

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds), each a fund of the Variable Insurance Products V Trust, including the schedules of investments, as of December 31, 2009, the related statements of operations for the period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio as of December 31, 2009, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Fund, and review each VIP Freedom Fund's performance. If the interests of a VIP Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/12/10	02/12/10	$.025
Service Class	02/12/10	02/12/10	$.025
Service Class 2	02/12/10	02/12/10	$.025
VIP Freedom 2005 Portfolio
Initial Class	02/12/10	02/12/10	$.080
Service Class	02/12/10	02/12/10	$.080
Service Class 2	02/12/10	02/12/10	$.080
VIP Freedom 2010 Portfolio
Initial Class	02/12/10	02/12/10	$.060
Service Class	02/12/10	02/12/10	$.060
Service Class 2	02/12/10	02/12/10	$.060
VIP Freedom 2015 Portfolio
Initial Class	02/12/10	02/12/10	$.035
Service Class	02/12/10	02/12/10	$.035
Service Class 2	02/12/10	02/12/10	$.035
VIP Freedom 2020 Portfolio
Initial Class	02/12/10	02/12/10	$.030
Service Class	02/12/10	02/12/10	$.030
Service Class 2	02/12/10	02/12/10	$.030
VIP Freedom 2025 Portfolio
Initial Class	02/12/10	02/12/10	$.015
Service Class	02/12/10	02/12/10	$.015
Service Class 2	02/12/10	02/12/10	$.015
VIP Freedom 2030 Portfolio
Initial Class	02/12/10	02/12/10	$.025
Service Class	02/12/10	02/12/10	$.025
Service Class 2	02/12/10	02/12/10	$.025
VIP Freedom 2035 Portfolio
Initial Class	02/12/10	02/12/10	$.125
Service Class	02/12/10	02/12/10	$.125
Service Class 2	02/12/10	02/12/10	$.125
VIP Freedom 2040 Portfolio
Initial Class	02/12/10	02/12/10	$.140
Service Class	02/12/10	02/12/10	$.140
Service Class 2	02/12/10	02/12/10	$.140
VIP Freedom 2045 Portfolio
Initial Class	02/12/10	02/12/10	$.130
Service Class	02/12/10	02/12/10	$.130
Service Class 2	02/12/10	02/12/10	$.130
VIP Freedom 2050 Portfolio
Initial Class	02/12/10	02/12/10	$.060
Service Class	02/12/10	02/12/10	$.060
Service Class 2	02/12/10	02/12/10	$.060

Annual Report

Distributions (Unaudited) - continued

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$8,288
VIP Freedom 2015 Portfolio	$95,821
VIP Freedom 2020 Portfolio	$143,344

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	February 2009	December 2009
VIP Freedom Income Portfolio
Initial Class	1%	5%
Service Class	1%	5%
Service Class 2	1%	5%
VIP Freedom 2005 Portfolio
Initial Class	-%	9%
Service Class	-%	9%
Service Class 2	-%	9%
VIP Freedom 2010 Portfolio
Initial Class	-%	11%
Service Class	-%	11%
Service Class 2	-%	11%
VIP Freedom 2015 Portfolio
Initial Class	-%	10%
Service Class	-%	11%
Service Class 2	-%	11%
VIP Freedom 2020 Portfolio
Initial Class	-%	15%
Service Class	-%	15%
Service Class 2	-%	16%
VIP Freedom 2025 Portfolio
Initial Class	-%	17%
Service Class	-%	18%
Service Class 2	-%	18%
VIP Freedom 2030 Portfolio
Initial Class	-%	31%
Service Class	-%	33%
Service Class 2	-%	35%
VIP Freedom 2035 Portfolio
Initial Class	-%	31%
Service Class	-%	32%
Service Class 2	-%	34%
VIP Freedom 2040 Portfolio
Initial Class	-%	31%
Service Class	-%	32%
Service Class 2	-%	34%
	February 2009	December 2009
VIP Freedom 2045 Portfolio
Initial Class	-%	32%
Service Class	-%	33%
Service Class 2	-%	35%
VIP Freedom 2050 Portfolio
Initial Class	-%	34%
Service Class	-%	35%
Service Class 2	-%	37%

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio

On March 19, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of each fund's investment personnel and each fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. Each VIP Freedom Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that each fund does not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that each fund does not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that each fund's projected total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts because each fund does not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the cumulative total returns of Initial Class and Service Class 2 of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Annual Report

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than VIP Freedom Income Portfolio).

VIP Freedom 2005 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Freedom 2010 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2015 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Freedom 2020 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

VIP Freedom 2025 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Freedom 2030 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Income Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying funds. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

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VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Initial Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Initial Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expenses of each of Initial Class and Service Class of each fund ranked below its competitive median for 2008 and the total expenses of Service Class 2 of each fund ranked above its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Annual Report

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

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Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-ANN-0210
1.826371.105

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income Portfolio I	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income Portfolio II	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income Portfolio III	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity has made several important changes to the VIP Freedom Lifetime Income® Funds' investment policies and composite benchmarks.

In conjunction with new updates to Fidelity's planning and guidance methodology, the VIP Freedom Lifetime Income Funds began to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20%. Fidelity also altered the VIP Freedom Lifetime Income Funds' composite benchmarks by eliminating the high-yield fixed-income index component. This change aligned the benchmarks for the VIP Freedom Lifetime Income Funds with those used in Fidelity's other portfolio construction tools.

Effective October 1, 2009, the following indexes represent each Fund's asset classes when calculating its composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Freedom Lifetime Income I	22.76%	3.41%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income I Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Freedom Lifetime Income II	26.44%	3.39%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income II Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Freedom Lifetime Income III	30.34%	2.58%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income III Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. financial markets experienced one of their most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. The Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial Average SM rose 22.68% for the period. The return-to-risk theme also was present in fixed-income markets, with higher-yielding bonds posting the strongest results. The BofA Merrill Lynch US High Yield Constrained IndexSM was up 58.10% for the year. The broad investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.93%, restrained by weakness in government securities.

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of VIP Freedom Lifetime Income Funds: For the 12 months ending December 31, 2009, each of the VIP Freedom Lifetime Income Funds posted positive absolute returns and, on a relative basis, all outpaced their respective composite indexes. (For specific portfolio results, please refer to the performance section of this report.) As investors shifted toward riskier assets, equities were direct beneficiaries, and international stocks handily outperformed domestic securities. All of the underlying funds in the domestic and international equity asset classes - except VIP Growth Portfolio and VIP Overseas Portfolio, respectively - outperformed their benchmarks, which allowed the Funds with higher equity exposure to beat their Composite indexes. Favoring smaller-capitalization securities that tend to carry more risk, VIP Value Strategies Portfolio turned in the strongest absolute and relative performance among our domestic equity investments, rising in excess of 57% and beating its benchmark by more than 23 percentage points. In the international space, maintaining a quality bias in security selection held back VIP Overseas Portfolio's results, which lagged its benchmark by more than five percentage points. In the bond space, the underlying funds performed well as the credit markets loosened and improved dramatically. Contrary to the quality bias we saw in 2008, investors flocked toward riskier bond assets, which helped the Funds' underlying high-yield fund, VIP High Income Portfolio, surge nearly 44%. The Funds' other bond component, VIP Investment Grade Bond Portfolio, rose close to 16%. The primary driver for that stellar performance was the fund's significant exposure to "spread-based" products that profited from investors' return to riskier assets. The Funds' short-term holding, VIP Money Market Portfolio, beat the 0.23% advance of the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,145.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,171.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,204.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund PortfolioInvestor Class	5.7	5.9
VIP Equity-Income Portfolio Investor Class	6.6	6.7
VIP Growth & Income Portfolio Investor Class	6.6	6.5
VIP Growth Portfolio Investor Class	6.7	6.3
VIP Mid Cap PortfolioInvestor Class	2.4	2.7
VIP Value Portfolio Investor Class	5.6	6.0
VIP Value Strategies Portfolio Investor Class	2.4	2.9
	36.0	37.0
Developed International Equity Funds
VIP Overseas PortfolioInvestor Class R	8.5	8.9
High Yield Bond Funds
VIP High Income PortfolioInvestor Class	5.2	5.4
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.6	35.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	14.7	13.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.0%
Developed International Equity Funds	8.5%
Investment Grade Bond Funds	35.6%
High Yield Bond Funds	5.2%
Short-Term Funds	14.7%

Six months ago
Domestic Equity Funds	37.0%
Developed International Equity Funds	8.9%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	35.6%
Short-Term Funds	13.1%

Expected
Domestic Equity Funds	33.6%
Developed International Equity Funds	9.2%
Emerging Markets Equity Fund	0.9%
Investment Grade Bond Funds	36.3%
High Yield Bond Funds	5.0%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 36.0%
	Shares	Value
Domestic Equity Funds - 36.0%
VIP Contrafund Portfolio Investor Class	24,471	$ 503,129
VIP Equity-Income Portfolio Investor Class	34,375	576,465
VIP Growth & Income PortfolioInvestor Class	52,686	582,177
VIP Growth Portfolio Investor Class	19,705	590,557
VIP Mid Cap Portfolio Investor Class	8,274	210,730
VIP Value Portfolio Investor Class	52,051	492,406
VIP Value Strategies PortfolioInvestor Class	26,832	206,606
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,198,798)		3,162,070
International Equity Funds - 8.5%

Developed International Equity Funds - 8.5%
VIP Overseas Portfolio Investor Class R (Cost $1,039,098)	49,560	743,899
Bond Funds - 40.8%

High Yield Bond Funds - 5.2%
VIP High Income Portfolio Investor Class	86,250	454,536
Investment Grade Bond Funds - 35.6%
VIP Investment Grade Bond Portfolio Investor Class	250,897	3,123,674
TOTAL BOND FUNDS (Cost $3,687,264)		3,578,210
Short-Term Funds - 14.7%

VIP Money Market PortfolioInvestor Class (Cost $1,289,111)	1,289,111	1,289,111
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,214,271)		$ 8,773,290
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $10,214,271) - See accompanying schedule		$ 8,773,290
Receivable for investments sold		145
Total assets		8,773,435

Liabilities
Payable for fund shares redeemed	$ 145
Other payables and accrued expenses	3
Total liabilities		148

Net Assets		$ 8,773,287
Net Assets consist of:
Paid in capital		$ 10,255,178
Undistributed net investment income		6,217
Accumulated undistributed net realized gain (loss) on investments		(47,127)
Net unrealized appreciation (depreciation) on investments		(1,440,981)
Net Assets, for 960,923 shares outstanding		$ 8,773,287
Net Asset Value, offering price and redemption price per share ($8,773,287 ÷ 960,923 shares)		$ 9.13

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 334,506

Expenses
Independent trustees' compensation	$ 27
Total expenses before reductions	27
Expense reductions	(27)	0
Net investment income (loss)		334,506
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	75,000
Capital gain distributions from underlying funds	15,279	90,279
Change in net unrealized appreciation (depreciation) on underlying funds		1,133,654
Net gain (loss)		1,223,933
Net increase (decrease) in net assets resulting from operations		$ 1,558,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 334,506	$ 335,859
Net realized gain (loss)	90,279	233,087
Change in net unrealized appreciation (depreciation)	1,133,654	(3,037,884)
Net increase (decrease) in net assets resulting from operations	1,558,439	(2,468,938)
Distributions to shareholders from net investment income	(332,639)	(332,233)
Distributions to shareholders from net realized gain	(76,060)	(490,163)
Total distributions	(408,699)	(822,396)
Share transactions Proceeds from sales of shares	773,369	389,102
Reinvestment of distributions	408,699	822,396
Cost of shares redeemed	(1,206,057)	(2,805,920)
Net increase (decrease) in net assets resulting from share transactions	(23,989)	(1,594,422)
Total increase (decrease) in net assets	1,125,751	(4,885,756)

Net Assets
Beginning of period	7,647,536	12,533,292
End of period (including undistributed net investment income of $6,217 and undistributed net investment income of $4,350, respectively)	$ 8,773,287	$ 7,647,536
Other Information Shares
Sold	85,671	41,227
Issued in reinvestment of distributions	46,276	100,142
Redeemed	(149,828)	(280,647)
Net increase (decrease)	(17,881)	(139,278)

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.81	$ 11.21	$ 10.98	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.36	.33	.36	.27	.10
Net realized and unrealized gain (loss)	1.40	(2.85)	.53	.67	.26
Total from investment operations	1.76	(2.52)	.89	.94	.36
Distributions from net investment income	(.36)	(.37)	(.34)	(.18)	(.05)
Distributions from net realized gain	(.08)	(.51)	(.32)	(.05)	(.04)
Total distributions	(.44)	(.88)	(.66)	(.23)	(.09)
Net asset value, end of period	$ 9.13	$ 7.81	$ 11.21	$ 10.98	$ 10.27
Total Return B, C, D	22.76%	(22.68)%	8.16%	9.15%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.28%	3.31%	3.15%	2.50%	2.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,773	$ 7,648	$ 12,533	$ 10,106	$ 2,906
Portfolio turnover rate	20%	25%	16%	28%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund PortfolioInvestor Class	6.8	7.3
VIP Equity-Income Portfolio Investor Class	7.7	8.2
VIP Growth & Income Portfolio Investor Class	7.8	8.1
VIP Growth Portfolio Investor Class	7.9	7.7
VIP Mid Cap PortfolioInvestor Class	2.8	3.3
VIP Value Portfolio Investor Class	6.6	7.5
VIP Value Strategies Portfolio Investor Class	2.8	3.6
	42.4	45.7
Developed International Equity Funds
VIP Overseas PortfolioInvestor Class R	10.3	11.1
High Yield Bond Funds
VIP High Income PortfolioInvestor Class	6.1	6.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.0	32.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	6.2	4.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.4%
Developed International Equity Funds	10.3%
Investment Grade Bond Funds	35.0%
High Yield Bond Funds	6.1%
Short-Term Funds	6.2%

Six months ago
Domestic Equity Funds	45.7%
Developed International Equity Funds	11.1%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	32.3%
Short-Term Funds	4.4%

Expected
Domestic Equity Funds	38.4%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.0%
Investment Grade Bond Funds	36.7%
High Yield Bond Funds	5.6%
Short-Term Funds	7.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 42.4%
VIP Contrafund Portfolio Investor Class	46,569	$ 957,462
VIP Equity-Income Portfolio Investor Class	65,353	1,095,973
VIP Growth & Income PortfolioInvestor Class	100,176	1,106,946
VIP Growth Portfolio Investor Class	37,468	1,122,915
VIP Mid Cap Portfolio Investor Class	15,727	400,573
VIP Value Portfolio Investor Class	99,069	937,191
VIP Value Strategies PortfolioInvestor Class	51,011	392,787
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,389,613)		6,013,847
International Equity Funds - 10.3%

Developed International Equity Funds - 10.3%
VIP Overseas Portfolio Investor Class R (Cost $2,142,786)	97,637	1,465,533
Bond Funds - 41.1%

High Yield Bond Funds - 6.1%
VIP High Income Portfolio Investor Class	163,647	862,420
Investment Grade Bond Funds - 35.0%
VIP Investment Grade Bond Portfolio Investor Class	398,033	4,955,514
TOTAL BOND FUNDS (Cost $6,013,789)		5,817,934
Short-Term Funds - 6.2%

VIP Money Market PortfolioInvestor Class (Cost $875,062)	875,062	875,062
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,421,250)		$ 14,172,376
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $503,077 which will expire on December 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2009
Assets
Investment in securities, at value (cost $17,421,250) - See accompanying schedule	$ 14,172,376
Receivable for investments sold	235
Total assets	14,172,611

Liabilities
Payable for fund shares redeemed	236

Net Assets	$ 14,172,375
Net Assets consist of:
Paid in capital	$ 18,055,921
Undistributed net investment income	1,783
Accumulated undistributed net realized gain (loss) on investments	(636,455)
Net unrealized appreciation (depreciation) on investments	(3,248,874)
Net Assets, for 1,592,480 shares outstanding	$ 14,172,375
Net Asset Value, offering price and redemption price per share ($14,172,375 ÷ 1,592,480 shares)	$ 8.90

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 543,711

Expenses
Independent trustees' compensation	$ 45
Total expenses before reductions	45
Expense reductions	(45)	0
Net investment income (loss)		543,711
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(365,404)
Capital gain distributions from underlying funds	25,607	(339,797)
Change in net unrealized appreciation (depreciation) on underlying funds		2,797,474
Net gain (loss)		2,457,677
Net increase (decrease) in net assets resulting from operations		$ 3,001,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 543,711	$ 540,920
Net realized gain (loss)	(339,797)	471,911
Change in net unrealized appreciation (depreciation)	2,797,474	(6,922,220)
Net increase (decrease) in net assets resulting from operations	3,001,388	(5,909,389)
Distributions to shareholders from net investment income	(553,060)	(536,781)
Distributions to shareholders from net realized gain	(152,952)	(1,088,933)
Total distributions	(706,012)	(1,625,714)
Share transactions Proceeds from sales of shares	997,755	1,004,362
Reinvestment of distributions	706,012	1,625,714
Cost of shares redeemed	(2,718,682)	(4,904,098)
Net increase (decrease) in net assets resulting from share transactions	(1,014,915)	(2,274,022)
Total increase (decrease) in net assets	1,280,461	(9,809,125)

Net Assets
Beginning of period	12,891,914	22,701,039
End of period (including undistributed net investment income of $1,783 and undistributed net investment income of $11,132, respectively)	$ 14,172,375	$ 12,891,914
Other Information Shares
Sold	117,471	92,340
Issued in reinvestment of distributions	84,626	202,601
Redeemed	(346,280)	(501,187)
Net increase (decrease)	(144,183)	(206,246)

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.42	$ 11.68	$ 11.36	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.29	.32	.23	.10
Net realized and unrealized gain (loss)	1.59	(3.57)	.77	.95	.40
Total from investment operations	1.93	(3.28)	1.09	1.18	.50
Distributions from net investment income	(.36)	(.34)	(.30)	(.14)	(.06)
Distributions from net realized gain	(.09)	(.64)	(.48)	(.05)	(.07)
Total distributions	(.45)	(.98)	(.77) I	(.19)	(.13)
Net asset value, end of period	$ 8.90	$ 7.42	$ 11.68	$ 11.36	$ 10.37
Total Return B, C, D	26.44%	(28.49)%	9.67%	11.38%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.25%	2.91%	2.67%	2.12%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,172	$ 12,892	$ 22,701	$ 17,221	$ 2,366
Portfolio turnover rate	21%	25%	18%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund PortfolioInvestor Class	9.1	9.3
VIP Equity-Income Portfolio Investor Class	10.4	10.5
VIP Growth & Income Portfolio Investor Class	10.5	10.3
VIP Growth Portfolio Investor Class	10.6	10.0
VIP Mid Cap PortfolioInvestor Class	3.8	4.2
VIP Value Portfolio Investor Class	8.8	9.5
VIP Value Strategies Portfolio Investor Class	3.7	4.5
	56.9	58.3
Developed International Equity Funds
VIP Overseas PortfolioInvestor Class R	13.9	14.2
High Yield Bond Funds
VIP High Income PortfolioInvestor Class	7.7	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	21.5	19.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.9%
Developed International Equity Funds	13.9%
Investment Grade Bond Funds	21.5%
High Yield Bond Funds	7.7%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds	58.3%
Developed International Equity Funds	14.2%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	19.8%
Short-Term Funds	0.0%*

Expected
Domestic Equity Funds	53.5%
Developed International Equity Funds	15.3%
Emerging Markets Equity Funds	1.5%
Investment Grade Bond Funds	22.2%
High Yield Bond Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

* Amount represents less than 0.1%

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 56.9%
	Shares	Value
Domestic Equity Funds - 56.9%
VIP Contrafund Portfolio Investor Class	29,216	$ 600,685
VIP Equity-Income Portfolio Investor Class	41,007	687,692
VIP Growth & Income PortfolioInvestor Class	62,846	694,452
VIP Growth Portfolio Investor Class	23,498	704,249
VIP Mid Cap Portfolio Investor Class	9,879	251,621
VIP Value Portfolio Investor Class	62,065	587,132
VIP Value Strategies PortfolioInvestor Class	31,976	246,215
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,129,659)		3,772,046
International Equity Funds - 13.9%

Developed International Equity Funds - 13.9%
VIP Overseas Portfolio Investor Class R (Cost $1,294,217)	61,239	919,195
Bond Funds - 29.2%

High Yield Bond Funds - 7.7%
VIP High Income Portfolio Investor Class	97,402	513,310
Investment Grade Bond Funds - 21.5%
VIP Investment Grade Bond Portfolio Investor Class	114,393	1,424,196
TOTAL BOND FUNDS (Cost $2,024,814)		1,937,506
Short-Term Funds - 0.0%

VIP Money Market PortfolioInvestor Class (Cost $1,289)	1,289	1,289
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,449,979)		$ 6,630,036
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2009
Assets
Investment in securities, at value (cost $8,449,979) - See accompanying schedule	$ 6,630,036
Receivable for investments sold	109
Total assets	6,630,145

Liabilities
Payable for fund shares redeemed	113

Net Assets	$ 6,630,032
Net Assets consist of:
Paid in capital	$ 8,490,942
Accumulated undistributed net realized gain (loss) on investments	(40,967)
Net unrealized appreciation (depreciation) on investments	(1,819,943)
Net Assets, for 800,488 shares outstanding	$ 6,630,032
Net Asset Value, offering price and redemption price per share ($6,630,032 ÷ 800,488 shares)	$ 8.28

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 194,683

Expenses
Independent trustees' compensation	$ 20
Total expenses before reductions	20
Expense reductions	(20)	0
Net investment income (loss)		194,683
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	117,505
Capital gain distributions from underlying funds	9,477	126,982
Change in net unrealized appreciation (depreciation) on underlying funds		1,269,902
Net gain (loss)		1,396,884
Net increase (decrease) in net assets resulting from operations		$ 1,591,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,683	$ 202,057
Net realized gain (loss)	126,982	315,119
Change in net unrealized appreciation (depreciation)	1,269,902	(3,737,872)
Net increase (decrease) in net assets resulting from operations	1,591,567	(3,220,696)
Distributions to shareholders from net investment income	(200,408)	(197,346)
Distributions to shareholders from net realized gain	(137,423)	(636,937)
Total distributions	(337,831)	(834,283)
Share transactions Proceeds from sales of shares	80,366	219,631
Reinvestment of distributions	337,830	834,283
Cost of shares redeemed	(461,358)	(2,664,194)
Net increase (decrease) in net assets resulting from share transactions	(43,162)	(1,610,280)
Total increase (decrease) in net assets	1,210,574	(5,665,259)

Net Assets
Beginning of period	5,419,458	11,084,717
End of period (including undistributed net investment income of $0 and $4,711, respectively)	$ 6,630,032	$ 5,419,458
Other Information Shares
Sold	10,878	24,955
Issued in reinvestment of distributions	44,489	110,225
Redeemed	(60,863)	(260,873)
Net increase (decrease)	(5,496)	(125,693)

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.72	$ 11.90	$ 11.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.24	.29	.19	.11
Net realized and unrealized gain (loss)	1.76	(4.36)	.96	1.15	.50
Total from investment operations	2.00	(4.12)	1.25	1.34	.61
Distributions from net investment income	(.26)	(.27)	(.29)	(.15)	(.06)
Distributions from net realized gain	(.18)	(.79)	(.62)	(.11)	(.07)
Total distributions	(.44)	(1.06)	(.91)	(.26)	(.13)
Net asset value, end of period	$ 8.28	$ 6.72	$ 11.90	$ 11.56	$ 10.48
Total Return B, C, D	30.34%	(35.25)%	10.88%	12.78%	6.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.33%	2.43%	2.41%	1.76%	2.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,630	$ 5,419	$ 11,085	$ 8,835	$ 2,958
Portfolio turnover rate	10%	20%	11%	15%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 22, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$ 10,264,456	$ 20,460	$ (1,511,626)	$ (1,491,166)
VIP Freedom Lifetime Income II	17,556,461	30,793	(3,414,878)	(3,384,085)
VIP Freedom Lifetime Income III	8,493,258	27,486	(1,890,708)	(1,863,222)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$ 9,277	$ -	$ (1,491,166)
VIP Freedom Lifetime Income II	3,616	(503,077)	(3,384,085)
VIP Freedom Lifetime Income III	9,507	-	(1,863,222)
The tax character of distributions paid was as follows:

December 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 392,532	$ 16,167	$ 408,699
VIP Freedom Lifetime Income II	619,901	86,111	706,012
VIP Freedom Lifetime Income III	273,827	64,004	337,831
December 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 422,026	$ 400,370	$ 822,396
VIP Freedom Lifetime Income II	757,808	867,906	1,625,714
VIP Freedom Lifetime Income III	328,910	505,373	834,283

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	1,597,693	1,680,644
VIP Freedom Lifetime Income II	2,667,060	3,818,660
VIP Freedom Lifetime Income III	606,467	783,209

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	.00%	$ 27
VIP Freedom Lifetime Income II	.00%	$ 45
VIP Freedom Lifetime Income III	.00%	$ 20

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds), each a fund of Variable Insurance Products V Trust, including the schedules of investments, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period July 26, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period July 26, 2005 (commencement of operations) to Decem-ber 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Lifetime Income Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Lifetime Income Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Lifetime Income Fund, and review each VIP Freedom Lifetime Income Fund's performance. If the interests of a VIP Freedom Lifetime Income Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Lifetime Income Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Lifetime Income I	02/12/10	02/12/10	$.01	$-
VIP Freedom Lifetime Income II	02/12/10	02/12/10	$-	$.005
VIP Freedom Lifetime Income III	02/12/10	02/12/10	$-	$.015

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund
VIP Freedom Lifetime Income I	8%
VIP Freedom Lifetime Income II	10%
VIP Freedom Lifetime Income III	14%

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

VIP Freedom Lifetime Income I Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Freedom Lifetime Income II Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

VIP Freedom Lifetime Income III Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

Annual Report

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-ANN-0210
1.816199.104

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 50% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 60% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 70% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 85% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent RegisteredPublic Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of InvestmentAdvisory Contracts and ManagementFees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

In conjunction with an adjustment to Fidelity's planning and guidance methodology, Fidelity modified the international equity exposure within the VIP FundsManager Portfolios' target asset allocations. Effective December 1, 2009, each VIP FundsManager Portfolio increased the international equity exposure within its target asset allocation to 30% of total equity, and modified its composite performance benchmark accordingly. Fidelity believes this change improves the risk and return characteristics of the Portfolios.

Annual Report

VIP FundsManager 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP FundsManager 20% - Investor Class	10.32%	3.35%
VIP FundsManager 20% - Service Class B	10.43%	3.38%
VIP FundsManager 20% - Service Class 2 C	10.14%	3.21%

A From April 13, 2006.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 20% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP FundsManager 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP FundsManager 50% - Investor Class	18.98%	1.52%
VIP FundsManager 50% - Service Class B	18.82%	1.52%
VIP FundsManager 50% - Service Class 2 C	18.76%	1.38%

A From April 13, 2006.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 50% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

VIP FundsManager Portfolio

VIP FundsManager 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP FundsManager 60% - Investor Class	22.48%	-2.97%
VIP FundsManager 60% - Service Class B	22.61%	-2.92%
VIP FundsManager 60% - Service Class 2 C	22.31%	-3.07%

A From August 22, 2007.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 60% Portfolio - Investor Class on August 22, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP FundsManager 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP FundsManager 70% - Investor Class	24.44%	-0.27%
VIP FundsManager 70% - Service Class B	24.44%	-0.27%
VIP FundsManager 70% - Service Class 2 C	24.38%	-0.42%

A From April 13, 2006.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 70% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP FundsManager 85% - Investor Class	28.56%	-1.60%
VIP FundsManager 85% - Service Class B	28.56%	-1.60%
VIP FundsManager 85% - Service Class 2 C	28.17%	-1.77%

A From April 13, 2006.

B Performance of Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance of Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 85% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. financial markets experienced one of their most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. The Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68% for the period. The return-to-risk theme also was present in fixed-income markets, with higher-yielding bonds posting the strongest results. The BofA Merrill Lynch US High Yield Constrained IndexSM was up 58.10% for the year. The broad investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.93%, restrained by weakness in government securities.

Comments from Xuehai En, Portfolio Manager of VIP FundsManager Portfolios: For the year ending December 31, 2009, all of the VIP FundsManager Portfolios beat their composite benchmarks, and the Portfolios with greater equity allocations generally outperformed by wider margins. (For specific Portfolio results, please see the performance section of this report.) Solid fund selection and favorable asset allocation across all the Portfolios drove relative returns. Selection in domestic equity, non-benchmark commodities and investment-grade fixed income helped the most, except in the 20% Portfolio, where exposure to commodities was minimal. I should point out that the contributions from commodities and investment-grade bonds came from only two funds: Select Gold Portfolio and Fidelity® U.S. Bond Index Fund. From an asset allocation standpoint, underweighting investment-grade bonds and overweighting domestic equities proved beneficial in most of the Portfolios. Modest out-of-benchmark exposure to emerging-markets equities added meaningfully to returns in the 85% and 70% Portfolios, as did small non-benchmark investments in high-yield bonds in the 50% and 20% Portfolios. Lastly, an underweighted stake in cash/short-term instruments notably aided results in the 20% Portfolio. On the downside, international equity fund selection was the biggest detractor in all but the 50% and 20% Portfolios. The primary culprit in this regard was Spartan® International Index Fund, which underperformed its index. The fund's relative performance was affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index. Exposure to real estate earlier in the period also detracted somewhat, despite the fact that the primary underlying fund used to gain real estate exposure - Fidelity Real Estate Investment Portfolio - beat its benchmark for the year. The growth-driven market environment during most of the period was favorable for Fidelity's approach to U.S. equity investing, and this was reflected in the top-contributing diversified funds. Fidelity Large Cap Stock Fund is a large-cap blend fund with a strong growth bias, Fidelity Dividend Growth Fund is a large-cap blend offering with significant exposure to mid-cap stocks, and Fidelity Growth Company Fund is heavily focused on large-cap growth stocks. Additional equity contributors included Fidelity Emerging Markets Fund, which boosted results across the board, particularly in the 85% and 70% Portfolios. Within bonds, Fidelity High Income Fund, which invests in high-yield securities, helped the 20% Portfolio the most, given its greater average weighting in the asset class. Among sector funds, besides Select Gold Portfolio, the biggest winners were Select Technology Portfolio, Select Software & Computer Services Portfolio, Select Computers Portfolio and Select Energy Portfolio. Other detractors included Fidelity Large Cap Value Fund, due to its quantitative overlay, and sector funds Fidelity Telecom and Utilities Fund, Select Consumer Staples Portfolio and Select Biotechnology Portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,070.80	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,069.10	$ 1.83
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,069.70	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,133.00	$ 1.08
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,133.70	$ 1.88
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,133.00	$ 1.08
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,156.60	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,156.80	$ 1.90
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,155.30	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,174.30	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,173.60	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,174.30	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,212.70	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,210.80	$ 1.95
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,210.90	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.1	0.2
Fidelity Contrafund	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.5	1.7
Fidelity Equity-Income Fund	0.1	0.4
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Fund	0.0*	1.5
Fidelity Growth Company Fund	0.5	1.0
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	0.1	0.3
Fidelity Large Cap Value Fund	0.0*	0.3
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.1
Fidelity Mega Cap Stock Fund	0.0*	0.1
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Real Estate Investment Portfolio	0.2	0.1
Fidelity Select Air Transportation Portfolio	0.1	0.1
Fidelity Select Automotive Portfolio	0.0*	0.0*
Fidelity Select Banking Portfolio	0.4	0.6
Fidelity Select Biotechnology Portfolio	0.3	0.7
Fidelity Select Brokerage & Investment Management Portfolio	0.4	0.0
Fidelity Select Chemicals Portfolio	0.1	0.2
Fidelity Select Computers Portfolio	0.5	0.5
Fidelity Select Construction & Housing Portfolio	0.2	0.3
Fidelity Select Consumer Discretionary Portfolio	0.5	0.2
Fidelity Select Consumer Staples Portfolio	1.2	1.5
Fidelity Select Defense & Aerospace Portfolio	0.0*	0.0*
Fidelity Select Electronics Portfolio	0.1	0.0
Fidelity Select Energy Portfolio	1.4	1.1
Fidelity Select Energy Services Portfolio	0.1	0.1
Fidelity Select Environmental Portfolio	0.2	0.1
Fidelity Select Financial Services Portfolio	0.6	0.6
Fidelity Select Gold Portfolio	0.2	0.2
Fidelity Select Health Care Portfolio	0.2	0.0*
Fidelity Select Industrial Equipment Portfolio	0.1	0.1

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrials Portfolio	0.8	0.6
Fidelity Select Insurance Portfolio	0.4	0.2
Fidelity Select IT Services Portfolio	0.2	0.3
Fidelity Select Leisure Portfolio	0.2	0.3
Fidelity Select Materials Portfolio	0.2	0.0
Fidelity Select Medical Delivery Portfolio	0.4	0.5
Fidelity Select Medical Equipment & Systems Portfolio	0.1	0.3
Fidelity Select Multimedia Portfolio	0.1	0.1
Fidelity Select Natural Resources Portfolio	0.0*	0.1
Fidelity Select Pharmaceuticals Portfolio	0.7	1.0
Fidelity Select Retailing Portfolio	0.2	0.2
Fidelity Select Software & Computer Services Portfolio	0.5	0.8
Fidelity Select Technology Portfolio	1.0	0.9
Fidelity Select Telecommunications Portfolio	0.4	0.4
Fidelity Select Transportation Portfolio	0.1	0.2
Fidelity Select Utilities Portfolio	0.4	0.0
Fidelity Small Cap Growth Fund	0.0*	0.1
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.4	0.8
Fidelity Telecom and Utilities Fund	0.2	0.5
Spartan Extended Market Index Fund Investor Class	0.1	0.8
Spartan Total Market Index Fund Investor Class	0.4	1.4
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	14.9	21.5
International Equity Funds
Fidelity Diversified International Fund	1.4	0.0
Fidelity Emerging Markets Fund	0.4	0.0
Fidelity International Capital Appreciation Fund	0.4	0.0
Fidelity International Discovery Fund	1.7	0.0*
Fidelity International Small Cap Opportunities Fund	0.0*	0.0*
Fidelity International Value Fund	0.0*	0.0*
Fidelity Japan Fund	0.4	0.0
Fidelity Overseas Fund	0.0*	0.0*
Spartan International Index Fund Investor Class	2.6	0.0
	6.9	0.0*
Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fixed-Income Funds
Fidelity High Income Fund	3.0	3.6
Fidelity New Markets Income Fund	0.4	0.0
Fidelity U.S. Bond Index Fund	45.4	45.9
	48.8	49.5
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	4.8	7.2
Fidelity Institutional Prime Money Market Portfolio Class I	21.9	17.9
Fidelity Select Money Market Portfolio	2.7	3.9
	29.4	29.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of December 31, 2009
Domestic Equity Funds	14.9%
International Equity Funds	6.9%
Fixed Income Funds	48.8%
Money Market Funds	29.4%

As of June 30, 2009
Domestic Equity Funds	21.5%
International Equity Funds	0.0%
Fixed Income Funds	49.5%
Money Market Funds	29.0%

Annual Report

VIP FundsManager 20% Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.8%
	Shares	Value
Domestic Equity Funds - 14.9%
Fidelity 130/30 Large Cap Fund	2,952	$ 19,481
Fidelity Blue Chip Growth Fund	8,963	340,128
Fidelity Contrafund	471	27,471
Fidelity Disciplined Equity Fund	2,023	42,499
Fidelity Dividend Growth Fund	54,858	1,298,498
Fidelity Equity-Income Fund	3,849	150,633
Fidelity Equity-Income II Fund	669	10,923
Fidelity Fund	3,381	95,806
Fidelity Growth Company Fund	20,573	1,419,136
Fidelity Independence Fund	309	6,162
Fidelity Large Cap Stock Fund	25,097	376,210
Fidelity Large Cap Value Fund	9,669	94,177
Fidelity Leveraged Company Stock Fund	192	4,399
Fidelity Magellan Fund	1,874	120,556
Fidelity Mega Cap Stock Fund	14,035	123,504
Fidelity Mid-Cap Stock Fund	1,932	45,255
Fidelity Real Estate Investment Portfolio	31,898	643,058
Fidelity Select Air Transportation Portfolio (a)	6,448	205,366
Fidelity Select Automotive Portfolio	1,981	62,357
Fidelity Select Banking Portfolio	61,917	944,234
Fidelity Select Biotechnology Portfolio (a)	13,050	854,666
Fidelity Select Brokerage & Investment Management Portfolio	23,586	1,119,134
Fidelity Select Chemicals Portfolio	3,891	292,858
Fidelity Select Computers Portfolio (a)	30,626	1,396,221
Fidelity Select Construction & Housing Portfolio	17,694	514,550
Fidelity Select Consumer Discretionary Portfolio	67,972	1,277,191
Fidelity Select Consumer Staples Portfolio	54,162	3,292,501
Fidelity Select Defense & Aerospace Portfolio	1,183	71,484
Fidelity Select Electronics Portfolio	6,787	281,672
Fidelity Select Energy Portfolio	88,529	3,908,538
Fidelity Select Energy Services Portfolio	2,956	171,836
Fidelity Select Environmental Portfolio	29,510	458,877
Fidelity Select Financial Services Portfolio	28,662	1,662,985
Fidelity Select Gold Portfolio	11,511	493,002
Fidelity Select Health Care Portfolio	3,909	417,087
Fidelity Select Industrial Equipment Portfolio	8,037	204,551
Fidelity Select Industrials Portfolio	118,689	2,151,834
Fidelity Select Insurance Portfolio	24,746	978,951
Fidelity Select IT Services Portfolio (a)	27,264	486,113
Fidelity Select Leisure Portfolio	8,593	571,411
Fidelity Select Materials Portfolio	9,287	501,337
Fidelity Select Medical Delivery Portfolio (a)	25,594	1,101,551
Fidelity Select Medical Equipment & Systems Portfolio	13,553	331,631
Fidelity Select Multimedia Portfolio	8,809	300,658
Fidelity Select Natural Resources Portfolio	3,111	88,495

	Shares	Value
Fidelity Select Pharmaceuticals Portfolio	163,316	$ 1,776,882
Fidelity Select Retailing Portfolio	12,522	537,336
Fidelity Select Software & Computer Services Portfolio (a)	16,156	1,226,433
Fidelity Select Technology Portfolio	34,928	2,636,010
Fidelity Select Telecommunications Portfolio	25,745	1,030,561
Fidelity Select Transportation Portfolio	6,925	272,419
Fidelity Select Utilities Portfolio	23,820	1,065,224
Fidelity Small Cap Growth Fund (a)	7,945	98,677
Fidelity Small Cap Stock Fund	3,102	49,446
Fidelity Small Cap Value Fund	94,004	1,191,967
Fidelity Telecom and Utilities Fund	37,388	524,184
Spartan Extended Market Index Fund Investor Class	5,891	179,091
Spartan Total Market Index Fund Investor Class	30,642	967,372
VIP Mid Cap Portfolio Investor Class	79	2,003
TOTAL DOMESTIC EQUITY FUNDS		40,516,592
International Equity Funds - 6.9%
Fidelity Diversified International Fund	134,967	3,779,065
Fidelity Emerging Markets Fund	49,532	1,119,919
Fidelity International Capital Appreciation Fund	89,965	1,020,199
Fidelity International Discovery Fund	147,697	4,482,596
Fidelity International Small Cap Opportunities Fund	549	4,712
Fidelity International Value Fund	759	6,057
Fidelity Japan Fund	112,544	1,138,946
Fidelity Overseas Fund	417	12,899
Spartan International Index Fund Investor Class	208,899	6,987,682
TOTAL INTERNATIONAL EQUITY FUNDS		18,552,075
TOTAL EQUITY FUNDS (Cost $51,963,458)		59,068,667
Fixed-Income Funds - 48.8%

Fidelity High Income Fund	961,263	8,132,288
Fidelity New Markets Income Fund	66,369	997,527
Fidelity U.S. Bond Index Fund	11,153,560	123,358,368
TOTAL FIXED-INCOME FUNDS (Cost $128,950,469)		132,488,183
Money Market Funds - 29.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	13,116,070	$ 13,116,070
Fidelity Institutional Prime Money Market Portfolio Class I	59,475,995	59,475,995
Fidelity Select Money Market Portfolio	7,233,001	7,233,001
TOTAL MONEY MARKET FUNDS (Cost $79,825,066)		79,825,066
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $260,738,993)		$ 271,381,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $12,991,506 of which $7,951,394 and $5,040,112 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $260,738,993) - See accompanying schedule		$ 271,381,916
Receivable for investments sold		167,770
Receivable for fund shares sold		55
Total assets		271,549,741

Liabilities
Payable for investments purchased	$ 55
Payable for fund shares redeemed	167,770
Accrued management fee	43,954
Distribution fees payable	30
Total liabilities		211,809

Net Assets		$ 271,337,932
Net Assets consist of:
Paid in capital		$ 274,937,250
Accumulated undistributed net realized gain (loss) on investments		(14,242,241)
Net unrealized appreciation (depreciation) on investments		10,642,923
Net Assets		$ 271,337,932

Statement of Assets and Liabilities - continued

December 31, 2009

Service Class: Net Asset Value, offering price and redemption price per share ($61,337 ÷ 6,091 shares)	$ 10.07

Service Class 2: Net Asset Value, offering price and redemption price per share ($424,576 ÷ 42,200 shares)	$ 10.06

Investor Class: Net Asset Value, offering price and redemption price per share ($270,852,019 ÷ 26,913,158 shares)	$ 10.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 20%
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 4,618,805

Expenses
Management fee	$ 481,847
Distribution fees	390
Independent trustees' compensation	638
Total expenses before reductions	482,875
Expense reductions	(96,917)	385,958
Net investment income (loss)		4,232,847
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,344,441)
Capital gain distributions from underlying funds	107,563	(3,236,878)
Change in net unrealized appreciation (depreciation) on underlying funds		18,437,148
Net gain (loss)		15,200,270
Net increase (decrease) in net assets resulting from operations		$ 19,433,117

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,232,847	$ 4,773,317
Net realized gain (loss)	(3,236,878)	(10,766,185)
Change in net unrealized appreciation (depreciation)	18,437,148	(6,754,629)
Net increase (decrease) in net assets resulting from operations	19,433,117	(12,747,497)
Distributions to shareholders from net investment income	(4,256,815)	(4,824,891)
Distributions to shareholders from net realized gain	(158,646)	(435,331)
Total distributions	(4,415,461)	(5,260,222)
Share transactions - net increase (decrease)	103,034,500	55,107,340
Total increase (decrease) in net assets	118,052,156	37,099,621

Net Assets
Beginning of period	153,285,776	116,186,155
End of period	$ 271,337,932	$ 153,285,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.34	.45	.33
Net realized and unrealized gain (loss)	.76	(1.21)	.18	.20
Total from investment operations	.97	(.87)	.63	.53
Distributions from net investment income	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	(.01)	(.04)	(.20)	(.05)
Total distributions	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.07	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	10.43%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 88	$ 112	$ 105
Portfolio turnover rate	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.337 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.167 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.32	.43	.32
Net realized and unrealized gain (loss)	.74	(1.20)	.18	.20
Total from investment operations	.94	(.88)	.61	.52
Distributions from net investment income	(.16)	(.29)	(.27)	(.13)
Distributions from net realized gain	(.01)	(.04)	(.20)	(.05)
Total distributions	(.16) J	(.32) I	(.47)	(.18)
Net asset value, end of period	$ 10.06	$ 9.28	$ 10.48	$ 10.34
Total Return B, C, D	10.14%	(8.40)%	5.96%	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	2.04%	3.18%	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 425	$ 88	$ 112	$ 105
Portfolio turnover rate	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.320 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

J Total distributions of $.161 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.33	.45	.33
Net realized and unrealized gain (loss)	.75	(1.20)	.18	.20
Total from investment operations	.96	(.87)	.63	.53
Distributions from net investment income	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	(.01)	(.04)	(.20)	(.05)
Total distributions	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.06	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	10.32%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 270,852	$ 153,110	$ 115,963	$ 24,045
Portfolio turnover rate	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.337 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.167 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.4	0.6
Fidelity Contrafund	0.2	1.0
Fidelity Disciplined Equity Fund	0.3	0.4
Fidelity Dividend Growth Fund	2.0	3.5
Fidelity Equity-Income Fund	0.5	0.7
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Fund	0.2	1.8
Fidelity Growth Company Fund	0.9	1.3
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Large Cap Stock Fund	0.8	1.1
Fidelity Large Cap Value Fund	0.3	1.3
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Mega Cap Stock Fund	0.1	0.1
Fidelity Mid Cap Value Fund	0.4	0.5
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Nasdaq Composite Index Fund	0.1	0.1
Fidelity Real Estate Investment Portfolio	0.6	0.0 *
Fidelity Select Air Transportation Portfolio	0.2	0.2
Fidelity Select Automotive Portfolio	0.0 *	0.0 *
Fidelity Select Banking Portfolio	0.8	1.0
Fidelity Select Biotechnology Portfolio	0.4	1.4
Fidelity Select Brokerage & Investment Management Portfolio	0.7	0.0
Fidelity Select Chemicals Portfolio	0.3	0.4
Fidelity Select Computers Portfolio	0.8	0.7
Fidelity Select Construction & Housing Portfolio	0.4	0.6
Fidelity Select Consumer Discretionary Portfolio	0.3	0.5
Fidelity Select Consumer Staples Portfolio	2.7	2.9
Fidelity Select Defense & Aerospace Portfolio	0.1	0.1
Fidelity Select Electronics Portfolio	0.2	0.0
Fidelity Select Energy Portfolio	3.1	2.7
Fidelity Select Energy Services Portfolio	0.1	0.2
Fidelity Select Environmental Portfolio	0.3	0.3
Fidelity Select Financial Services Portfolio	1.4	1.2
Fidelity Select Gold Portfolio	0.6	1.0
Fidelity Select Health Care Portfolio	0.3	0.1

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrial Equipment Portfolio	0.3	0.4
Fidelity Select Industrials Portfolio	1.5	1.2
Fidelity Select Insurance Portfolio	0.9	0.7
Fidelity Select IT Services Portfolio	0.4	0.5
Fidelity Select Leisure Portfolio	0.5	0.6
Fidelity Select Materials Portfolio	0.1	0.0
Fidelity Select Medical Delivery Portfolio	1.0	0.8
Fidelity Select Medical Equipment & Systems Portfolio	0.6	0.8
Fidelity Select Multimedia Portfolio	0.4	0.2
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.2	1.5
Fidelity Select Retailing Portfolio	0.4	0.5
Fidelity Select Software & Computer Services Portfolio	1.2	1.6
Fidelity Select Technology Portfolio	2.0	2.0
Fidelity Select Telecommunications Portfolio	0.7	0.8
Fidelity Select Transportation Portfolio	0.2	0.4
Fidelity Select Utilities Portfolio	0.4	0.0
Fidelity Small Cap Growth Fund	0.2	0.7
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.0 *	0.0 *
Fidelity Telecom and Utilities Fund	0.9	1.3
Spartan Extended Market Index Fund Investor Class	1.5	2.6
Spartan Total Market Index Fund Investor Class	1.7	2.6
Spartan U.S. Equity Index Fund Investor Class	0.2	0.5
VIP Mid Cap Portfolio Investor Class	0.3	0.4
	36.2	45.9
International Equity Funds
Fidelity China Region Fund	0.2	0.4
Fidelity Diversified International Fund	2.1	0.3
Fidelity Emerging Markets Fund	0.4	0.0
Fidelity International Capital Appreciation Fund	0.6	0.7
Fidelity International Discovery Fund	2.3	0.2
Fidelity International Value Fund	0.1	0.0 *
Fidelity Japan Fund	0.5	0.0
Fidelity Overseas Fund	0.0 *	0.0 *
Spartan International Index Fund Investor Class	9.3	3.9
	15.5	5.5
Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.2	0.0
Fidelity High Income Fund	1.6	1.7
Fidelity New Markets Income Fund	0.4	0.0
Fidelity U.S. Bond Index Fund	36.7	37.7
	38.9	39.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	9.4	9.2
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of December 31, 2009
Domestic Equity Funds	36.2%
International Equity Funds	15.5%
Fixed Income Funds	38.9%
Money Market Funds	9.4%

As of June 30, 2009
Domestic Equity Funds	45.9%
International Equity Funds	5.5%
Fixed Income Funds	39.4%
Money Market Funds	9.2%

Annual Report

VIP FundsManager 50% Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 36.2%
Fidelity 130/30 Large Cap Fund	11,814	$ 77,975
Fidelity Blue Chip Growth Fund	56,857	2,157,716
Fidelity Contrafund	13,586	791,775
Fidelity Disciplined Equity Fund	74,058	1,555,951
Fidelity Dividend Growth Fund	444,758	10,527,412
Fidelity Equity-Income Fund	68,245	2,671,098
Fidelity Equity-Income II Fund	503	8,208
Fidelity Fund	41,389	1,172,963
Fidelity Growth Company Fund	68,420	4,719,616
Fidelity Independence Fund	974	19,411
Fidelity Large Cap Stock Fund	278,363	4,172,667
Fidelity Large Cap Value Fund	134,120	1,306,331
Fidelity Leveraged Company Stock Fund	754	17,288
Fidelity Magellan Fund	2,800	180,092
Fidelity Mega Cap Stock Fund	28,854	253,913
Fidelity Mid Cap Value Fund	147,777	1,887,117
Fidelity Mid-Cap Stock Fund	5,222	122,304
Fidelity Nasdaq Composite Index Fund	10,108	303,939
Fidelity Real Estate Investment Portfolio	151,783	3,059,950
Fidelity Select Air Transportation Portfolio (a)	24,517	780,866
Fidelity Select Automotive Portfolio	7,144	224,892
Fidelity Select Banking Portfolio	285,524	4,354,242
Fidelity Select Biotechnology Portfolio (a)	32,641	2,137,642
Fidelity Select Brokerage & Investment Management Portfolio	72,377	3,434,306
Fidelity Select Chemicals Portfolio	19,270	1,450,245
Fidelity Select Computers Portfolio (a)	87,451	3,986,882
Fidelity Select Construction & Housing Portfolio	75,407	2,192,840
Fidelity Select Consumer Discretionary Portfolio	92,441	1,736,963
Fidelity Select Consumer Staples Portfolio	230,444	14,008,690
Fidelity Select Defense & Aerospace Portfolio	4,674	282,458
Fidelity Select Electronics Portfolio	22,819	946,976
Fidelity Select Energy Portfolio	366,428	16,177,800
Fidelity Select Energy Services Portfolio	6,724	390,931
Fidelity Select Environmental Portfolio	87,398	1,359,040
Fidelity Select Financial Services Portfolio	129,349	7,504,803
Fidelity Select Gold Portfolio	75,409	3,229,761
Fidelity Select Health Care Portfolio	12,557	1,339,720
Fidelity Select Industrial Equipment Portfolio	63,709	1,621,389
Fidelity Select Industrials Portfolio	438,639	7,952,528
Fidelity Select Insurance Portfolio	119,349	4,721,429
Fidelity Select IT Services Portfolio (a)	106,686	1,902,211
Fidelity Select Leisure Portfolio	36,484	2,426,218
Fidelity Select Materials Portfolio	14,102	761,230
Fidelity Select Medical Delivery Portfolio (a)	123,936	5,334,193
Fidelity Select Medical Equipment & Systems Portfolio	135,239	3,309,309

	Shares	Value
Fidelity Select Multimedia Portfolio	60,222	$ 2,055,368
Fidelity Select Natural Resources Portfolio	13,610	387,206
Fidelity Select Pharmaceuticals Portfolio	582,284	6,335,253
Fidelity Select Retailing Portfolio	53,224	2,283,830
Fidelity Select Software & Computer Services Portfolio (a)	84,475	6,412,466
Fidelity Select Technology Portfolio	141,334	10,666,442
Fidelity Select Telecommunications Portfolio	90,739	3,632,300
Fidelity Select Transportation Portfolio	27,554	1,083,958
Fidelity Select Utilities Portfolio	50,098	2,240,364
Fidelity Small Cap Growth Fund (a)	92,383	1,147,401
Fidelity Small Cap Stock Fund	7,638	121,743
Fidelity Small Cap Value Fund	7,774	98,575
Fidelity Telecom and Utilities Fund	326,699	4,580,314
Spartan Extended Market Index Fund Investor Class	262,180	7,970,261
Spartan Total Market Index Fund Investor Class	284,935	8,995,409
Spartan U.S. Equity Index Fund Investor Class	21,224	836,874
VIP Mid Cap Portfolio Investor Class	62,962	1,603,635
TOTAL DOMESTIC EQUITY FUNDS		189,024,689
International Equity Funds - 15.5%
Fidelity China Region Fund	28,165	785,510
Fidelity Diversified International Fund	393,759	11,025,243
Fidelity Emerging Markets Fund	101,716	2,299,802
Fidelity International Capital Appreciation Fund	268,092	3,040,169
Fidelity International Discovery Fund	398,894	12,106,434
Fidelity International Value Fund	48,364	385,941
Fidelity Japan Fund	238,575	2,414,376
Fidelity Overseas Fund	275	8,504
Spartan International Index Fund Investor Class	1,446,130	48,373,061
TOTAL INTERNATIONAL EQUITY FUNDS		80,439,040
TOTAL EQUITY FUNDS (Cost $234,906,177)		269,463,729
Fixed-Income Funds - 38.9%

Fidelity Floating Rate High Income Fund	103,945	978,126
Fidelity High Income Fund	997,825	8,441,599
Fidelity New Markets Income Fund	131,344	1,974,107
Fidelity U.S. Bond Index Fund	17,272,407	191,032,820
TOTAL FIXED-INCOME FUNDS (Cost $196,938,789)		202,426,652
Money Market Funds - 9.4%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $49,045,415)	49,045,415	$ 49,045,415
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $480,890,381)		$ 520,935,796
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $89,947,646 of which $32,152,775 and $57,794,871 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $480,890,381) - See accompanying schedule		$ 520,935,796
Cash		1
Receivable for fund shares sold		653,857
Total assets		521,589,654

Liabilities
Payable for investments purchased	$ 653,129
Payable for fund shares redeemed	728
Accrued management fee	84,891
Distribution fees payable	65
Total liabilities		738,813

Net Assets		$ 520,850,841
Net Assets consist of:
Paid in capital		$ 572,219,261
Accumulated undistributed net realized gain (loss) on investments		(91,413,835)
Net unrealized appreciation (depreciation) on investments		40,045,415
Net Assets		$ 520,850,841

Statement of Assets and Liabilities - continued

December 31, 2009

Service Class: Net Asset Value, offering price and redemption price per share ($57,898 ÷ 6,352.2 shares)	$ 9.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($550,234 ÷ 60,459.9 shares)	$ 9.10

Investor Class: Net Asset Value, offering price and redemption price per share ($520,242,709 ÷ 57,086,944.3 shares)	$ 9.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 9,101,907

Expenses
Management fee	$ 997,526
Distribution fees	747
Independent trustees' compensation	1,347
Total expenses before reductions	999,620
Expense reductions	(200,501)	799,119
Net investment income (loss)		8,302,788
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(40,941,292)
Capital gain distributions from underlying funds	500,793	(40,440,499)
Change in net unrealized appreciation (depreciation) on underlying funds		103,521,659
Net gain (loss)		63,081,160
Net increase (decrease) in net assets resulting from operations		$ 71,383,948

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,302,788	$ 9,926,132
Net realized gain (loss)	(40,440,499)	(49,930,515)
Change in net unrealized appreciation (depreciation)	103,521,659	(56,254,819)
Net increase (decrease) in net assets resulting from operations	71,383,948	(96,259,202)
Distributions to shareholders from net investment income	(8,316,282)	(10,051,307)
Distributions to shareholders from net realized gain	(558,167)	(4,604,966)
Total distributions	(8,874,449)	(14,656,273)
Share transactions - net increase (decrease)	123,241,942	74,487,933
Total increase (decrease) in net assets	185,751,441	(36,427,542)

Net Assets
Beginning of period	335,099,400	371,526,942
End of period	$ 520,850,841	$ 335,099,400

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.80	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.25	.32	.26
Net realized and unrealized gain (loss)	1.30	(2.59)	.41	.47
Total from investment operations	1.47	(2.34)	.73	.73
Distributions from net investment income	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	(.01)	(.13)	(.50)	(.09)
Total distributions	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 9.11	$ 7.80	$ 10.51	$ 10.52
Total Return B, C, D	18.82%	(22.48)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 76	$ 115	$ 107
Portfolio turnover rate	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.366 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 10.51	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.23	.31	.24
Net realized and unrealized gain (loss)	1.30	(2.59)	.41	.47
Total from investment operations	1.46	(2.36)	.72	.71
Distributions from net investment income	(.14)	(.24)	(.22)	(.11)
Distributions from net realized gain	(.01)	(.13)	(.50)	(.09)
Total distributions	(.15)	(.36) I	(.72)	(.20)
Net asset value, end of period	$ 9.10	$ 7.79	$ 10.51	$ 10.51
Total Return B, C, D	18.76%	(22.63)%	6.93%	7.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.92%	2.50%	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 550	$ 236	$ 115	$ 107
Portfolio turnover rate	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.360 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.25	.32	.26
Net realized and unrealized gain (loss)	1.31	(2.60)	.41	.47
Total from investment operations	1.48	(2.35)	.73	.73
Distributions from net investment income	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	(.01)	(.13)	(.50)	(.09)
Total distributions	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 9.11	$ 7.79	$ 10.51	$ 10.52
Total Return B, C, D	18.98%	(22.57)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,243	$ 334,788	$ 371,298	$ 143,744
Portfolio turnover rate	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.366 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.2	0.3
Fidelity Contrafund	0.6	2.2
Fidelity Disciplined Equity Fund	0.1	0.2
Fidelity Dividend Growth Fund	1.7	3.5
Fidelity Equity-Income Fund	0.4	0.6
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Fund	0.0 *	1.6
Fidelity Growth Company Fund	1.4	1.7
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Large Cap Stock Fund	0.8	1.0
Fidelity Large Cap Value Fund	0.2	1.1
Fidelity Leveraged Company Stock Fund	0.1	0.2
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Mega Cap Stock Fund	0.0 *	0.0 *
Fidelity Mid Cap Value Fund	0.3	0.4
Fidelity Real Estate Investment Portfolio	0.4	0.0 *
Fidelity Select Air Transportation Portfolio	0.3	0.3
Fidelity Select Automotive Portfolio	0.0 *	0.0 *
Fidelity Select Banking Portfolio	1.2	1.5
Fidelity Select Biotechnology Portfolio	0.9	1.2
Fidelity Select Brokerage & Investment Management Portfolio	0.5	0.0
Fidelity Select Chemicals Portfolio	0.4	0.4
Fidelity Select Computers Portfolio	1.3	1.2
Fidelity Select Construction & Housing Portfolio	0.7	0.8
Fidelity Select Consumer Discretionary Portfolio	0.5	0.6
Fidelity Select Consumer Staples Portfolio	3.6	3.7
Fidelity Select Defense & Aerospace Portfolio	0.1	0.2
Fidelity Select Electronics Portfolio	0.1	0.0
Fidelity Select Energy Portfolio	3.4	3.0
Fidelity Select Energy Services Portfolio	0.8	1.0
Fidelity Select Environmental Portfolio	0.1	0.3
Fidelity Select Financial Services Portfolio	2.1	1.9
Fidelity Select Gold Portfolio	0.9	1.0
Fidelity Select Health Care Portfolio	1.0	0.1
Fidelity Select Industrial Equipment Portfolio	0.2	0.2

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrials Portfolio	2.1	2.0
Fidelity Select Insurance Portfolio	1.4	1.0
Fidelity Select IT Services Portfolio	0.9	0.9
Fidelity Select Leisure Portfolio	0.5	0.8
Fidelity Select Materials Portfolio	0.1	0.0
Fidelity Select Medical Delivery Portfolio	0.8	0.6
Fidelity Select Medical Equipment & Systems Portfolio	0.7	0.9
Fidelity Select Multimedia Portfolio	0.6	0.2
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.2	1.3
Fidelity Select Retailing Portfolio	0.6	0.6
Fidelity Select Software & Computer Services Portfolio	0.9	2.0
Fidelity Select Technology Portfolio	3.0	3.0
Fidelity Select Telecommunications Portfolio	0.9	1.1
Fidelity Select Transportation Portfolio	0.5	0.6
Fidelity Select Utilities Portfolio	0.2	0.0
Fidelity Series Commodity Strategy Fund	0.0 *	0.0
Fidelity Small Cap Growth Fund	0.2	0.3
Fidelity Small Cap Value Fund	0.5	1.0
Fidelity Telecom and Utilities Fund	1.6	2.0
Fidelity Value Fund	0.1	0.1
Spartan Total Market Index Fund Investor Class	1.9	2.3
Spartan U.S. Equity Index Fund Investor Class	0.0 *	0.2
VIP Mid Cap Portfolio Investor Class	0.3	0.5
	43.4	51.7
International Equity Funds
Fidelity China Region Fund	0.6	1.0
Fidelity Diversified International Fund	2.4	0.4
Fidelity Emerging Markets Fund	0.4	0.2
Fidelity International Capital Appreciation Fund	1.0	0.6
Fidelity International Discovery Fund	2.6	2.5
Fidelity International Value Fund	0.1	0.0 *
Fidelity Japan Fund	0.6	0.0
Fidelity Overseas Fund	0.0 *	0.0 *
Spartan International Index Fund Investor Class	10.7	6.3
	18.4	11.0
Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.0 *	0.0 *
Fidelity High Income Fund	1.4	1.3
Fidelity New Markets Income Fund	0.0 *	0.0
Fidelity U.S. Bond Index Fund	32.3	31.6
	33.7	32.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.5	4.4
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of December 31, 2009
Domestic Equity Funds	43.4%
International Equity Funds	18.4%
Fixed Income Funds	33.7%
Money Market Funds	4.5%

As of June 30, 2009
Domestic Equity Funds	51.7%
International Equity Funds	11.0%
Fixed Income Funds	32.9%
Money Market Funds	4.4%

Annual Report

VIP FundsManager 60% Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.8%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity 130/30 Large Cap Fund	7,135	$ 47,089
Fidelity Blue Chip Growth Fund	72,585	2,754,607
Fidelity Contrafund	115,447	6,728,266
Fidelity Disciplined Equity Fund	48,454	1,018,015
Fidelity Dividend Growth Fund	844,421	19,987,437
Fidelity Equity-Income Fund	110,885	4,340,028
Fidelity Equity-Income II Fund	4,785	78,135
Fidelity Fund	1,814	51,399
Fidelity Growth Company Fund	240,304	16,576,136
Fidelity Independence Fund	2,122	42,276
Fidelity Large Cap Stock Fund	643,305	9,643,146
Fidelity Large Cap Value Fund	207,517	2,021,215
Fidelity Leveraged Company Stock Fund	57,140	1,309,638
Fidelity Magellan Fund	2,837	182,485
Fidelity Mega Cap Stock Fund	39,666	349,061
Fidelity Mid Cap Value Fund	292,201	3,731,402
Fidelity Real Estate Investment Portfolio	254,337	5,127,436
Fidelity Select Air Transportation Portfolio (a)	113,795	3,624,370
Fidelity Select Automotive Portfolio	7,636	240,389
Fidelity Select Banking Portfolio	907,638	13,841,480
Fidelity Select Biotechnology Portfolio (a)	159,935	10,474,138
Fidelity Select Brokerage & Investment Management Portfolio	111,909	5,310,065
Fidelity Select Chemicals Portfolio	60,466	4,550,707
Fidelity Select Computers Portfolio (a)	325,630	14,845,488
Fidelity Select Construction & Housing Portfolio	265,550	7,722,194
Fidelity Select Consumer Discretionary Portfolio	293,381	5,512,621
Fidelity Select Consumer Staples Portfolio	685,850	41,692,807
Fidelity Select Defense & Aerospace Portfolio	27,947	1,688,849
Fidelity Select Electronics Portfolio	22,744	943,875
Fidelity Select Energy Portfolio	892,189	39,390,153
Fidelity Select Energy Services Portfolio	150,803	8,767,678
Fidelity Select Environmental Portfolio	87,696	1,363,665
Fidelity Select Financial Services Portfolio	415,766	24,122,738
Fidelity Select Gold Portfolio	237,385	10,167,215
Fidelity Select Health Care Portfolio	112,415	11,993,533
Fidelity Select Industrial Equipment Portfolio	84,125	2,140,991
Fidelity Select Industrials Portfolio	1,335,357	24,210,014
Fidelity Select Insurance Portfolio	403,649	15,968,358
Fidelity Select IT Services Portfolio (a)	565,937	10,090,648
Fidelity Select Leisure Portfolio	83,225	5,534,433
Fidelity Select Materials Portfolio	12,557	677,843
Fidelity Select Medical Delivery Portfolio (a)	211,402	9,098,723
Fidelity Select Medical Equipment & Systems Portfolio	333,924	8,171,120
Fidelity Select Multimedia Portfolio	192,730	6,577,876
Fidelity Select Natural Resources Portfolio	32,138	914,328

	Shares	Value
Fidelity Select Pharmaceuticals Portfolio	1,260,152	$ 13,710,452
Fidelity Select Retailing Portfolio	154,994	6,650,784
Fidelity Select Software & Computer Services Portfolio (a)	143,738	10,911,180
Fidelity Select Technology Portfolio	459,694	34,693,069
Fidelity Select Telecommunications Portfolio	272,458	10,906,514
Fidelity Select Transportation Portfolio	149,807	5,893,398
Fidelity Select Utilities Portfolio	63,108	2,822,188
Fidelity Series Commodity Strategy Fund	934	10,327
Fidelity Small Cap Growth Fund (a)	137,183	1,703,814
Fidelity Small Cap Value Fund	499,046	6,327,900
Fidelity Telecom and Utilities Fund	1,311,719	18,390,306
Fidelity Value Fund	24,951	1,420,697
Spartan Total Market Index Fund Investor Class	695,408	21,954,026
Spartan U.S. Equity Index Fund Investor Class	9,620	379,332
VIP Mid Cap Portfolio Investor Class	139,262	3,547,007
TOTAL DOMESTIC EQUITY FUNDS		502,945,064
International Equity Funds - 18.4%
Fidelity China Region Fund	258,008	7,195,844
Fidelity Diversified International Fund	998,991	27,971,758
Fidelity Emerging Markets Fund	189,412	4,282,611
Fidelity International Capital Appreciation Fund	994,590	11,278,652
Fidelity International Discovery Fund	998,477	30,303,765
Fidelity International Value Fund	116,277	927,892
Fidelity Japan Fund	732,133	7,409,184
Fidelity Overseas Fund	1,126	34,831
Spartan International Index Fund Investor Class	3,724,735	124,592,383
TOTAL INTERNATIONAL EQUITY FUNDS		213,996,920
TOTAL EQUITY FUNDS (Cost $576,756,449)		716,941,984
Fixed-Income Funds - 33.7%

Fidelity Floating Rate High Income Fund	23,496	221,101
Fidelity High Income Fund	1,861,545	15,748,667
Fidelity New Markets Income Fund	4,272	64,213
Fidelity U.S. Bond Index Fund	33,846,662	374,344,083
TOTAL FIXED-INCOME FUNDS (Cost $378,685,867)		390,378,064
Money Market Funds - 4.5%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $52,766,784)	52,766,784	$ 52,766,784
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,008,209,100)		$ 1,160,086,832
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $91,489,537 of which $38,659,280 and $52,830,257 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $1,008,209,100) - See accompanying schedule		$ 1,160,086,832
Receivable for fund shares sold		1,598,051
Total assets		1,161,684,883

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	1,228,153
Payable for fund shares redeemed	369,899
Accrued management fee	188,514
Distribution fees payable	10
Total liabilities		1,786,579

Net Assets		$ 1,159,898,304
Net Assets consist of:
Paid in capital		$ 1,106,129,682
Accumulated undistributed net realized gain (loss) on investments		(98,109,110)
Net unrealized appreciation (depreciation) on investments		151,877,732
Net Assets		$ 1,159,898,304

Statement of Assets and Liabilities - continued

December 31, 2009

Service Class: Net Asset Value, offering price and redemption price per share ($51,661 ÷ 5,852 shares)	$ 8.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($83,009 ÷ 9,404 shares)	$ 8.83

Investor Class: Net Asset Value, offering price and redemption price per share ($1,159,763,634 ÷ 131,426,854 shares)	$ 8.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 19,048,595

Expenses
Management fee	$ 2,270,933
Distribution fees	220
Independent trustees' compensation	2,973
Total expenses before reductions	2,274,126
Expense reductions	(456,363)	1,817,763
Net investment income (loss)		17,230,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(32,837,340)
Capital gain distributions from underlying funds	1,309,235	(31,528,105)
Change in net unrealized appreciation (depreciation) on underlying funds		229,496,553
Net gain (loss)		197,968,448
Net increase (decrease) in net assets resulting from operations		$ 215,199,280

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,230,832	$ 10,345,712
Net realized gain (loss)	(31,528,105)	(65,129,729)
Change in net unrealized appreciation (depreciation)	229,496,553	(74,665,235)
Net increase (decrease) in net assets resulting from operations	215,199,280	(129,449,252)
Distributions to shareholders from net investment income	(17,220,749)	(10,207,180)
Distributions to shareholders from net realized gain	(1,542,165)	(1,580,863)
Total distributions	(18,762,914)	(11,788,043)
Share transactions - net increase (decrease)	370,044,169	620,640,634
Total increase (decrease) in net assets	566,480,535	479,403,339

Net Assets
Beginning of period	593,417,769	114,014,430
End of period	$ 1,159,898,304	$ 593,417,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.25	.18
Net realized and unrealized gain (loss)	1.51	(3.01)	.23
Total from investment operations	1.66	(2.76)	.41
Distributions from net investment income	(.13)	(.13)	(.06)
Distributions from net realized gain	(.01)	(.08)	(.06)
Total distributions	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 8.83	$ 7.32	$ 10.29
Total Return B, C, D	22.61%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20% A
Net investment income (loss)	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 65	$ 104
Portfolio turnover rate	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.213 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.146 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.23	.17
Net realized and unrealized gain (loss)	1.50	(2.99)	.23
Total from investment operations	1.64	(2.76)	.40
Distributions from net investment income	(.12)	(.12)	(.05)
Distributions from net realized gain	(.01)	(.08)	(.06)
Total distributions	(.14) J	(.20) I	(.11)
Net asset value, end of period	$ 8.83	$ 7.33	$ 10.29
Total Return B, C, D	22.31%	(26.97)%	4.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35% A
Net investment income (loss)	1.74%	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 76	$ 104
Portfolio turnover rate	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.199 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

J Total distributions of $.136 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.23	.17
Net realized and unrealized gain (loss)	1.50	(2.99)	.24
Total from investment operations	1.65	(2.76)	.41
Distributions from net investment income	(.13)	(.13)	(.06)
Distributions from net realized gain	(.01)	(.08)	(.06)
Total distributions	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 8.82	$ 7.32	$ 10.29
Total Return B, C, D	22.48%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20% A
Net investment income (loss)	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,159,764	$ 593,277	$ 113,806
Portfolio turnover rate	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.213 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.146 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.4	0.5
Fidelity Contrafund	0.1	1.3
Fidelity Disciplined Equity Fund	0.8	1.7
Fidelity Dividend Growth Fund	1.4	3.7
Fidelity Equity-Income Fund	1.4	1.1
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Fund	0.5	2.6
Fidelity Growth Company Fund	0.9	1.1
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Large Cap Stock Fund	2.4	3.0
Fidelity Large Cap Value Fund	0.8	2.0
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Mega Cap Stock Fund	0.1	0.1
Fidelity Mid Cap Value Fund	0.1	0.2
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Nasdaq Composite Index Fund	0.3	0.4
Fidelity Real Estate Investment Portfolio	0.7	0.1
Fidelity Select Air Transportation Portfolio	0.2	0.3
Fidelity Select Automotive Portfolio	0.0 *	0.0 *
Fidelity Select Banking Portfolio	1.0	1.0
Fidelity Select Biotechnology Portfolio	0.8	1.5
Fidelity Select Brokerage & Investment Management Portfolio	0.7	0.0
Fidelity Select Chemicals Portfolio	0.3	0.4
Fidelity Select Computers Portfolio	1.2	1.1
Fidelity Select Construction & Housing Portfolio	0.5	0.7
Fidelity Select Consumer Discretionary Portfolio	0.4	0.5
Fidelity Select Consumer Staples Portfolio	3.6	4.0
Fidelity Select Defense & Aerospace Portfolio	0.1	0.1
Fidelity Select Electronics Portfolio	0.2	0.0
Fidelity Select Energy Portfolio	4.1	3.2
Fidelity Select Energy Services Portfolio	0.0 *	0.1
Fidelity Select Environmental Portfolio	0.2	0.2
Fidelity Select Financial Services Portfolio	1.7	1.4
Fidelity Select Gold Portfolio	1.0	1.2
Fidelity Select Health Care Portfolio	0.4	0.1
Fidelity Select Industrial Equipment Portfolio	0.4	0.4

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrials Portfolio	1.8	1.2
Fidelity Select Insurance Portfolio	1.1	0.9
Fidelity Select IT Services Portfolio	0.4	0.4
Fidelity Select Leisure Portfolio	0.6	0.7
Fidelity Select Materials Portfolio	0.1	0.0
Fidelity Select Medical Delivery Portfolio	1.0	0.8
Fidelity Select Medical Equipment & Systems Portfolio	0.8	1.2
Fidelity Select Multimedia Portfolio	0.3	0.2
Fidelity Select Natural Resources Portfolio	0.0 *	0.1
Fidelity Select Pharmaceuticals Portfolio	1.4	1.6
Fidelity Select Retailing Portfolio	0.5	0.5
Fidelity Select Software & Computer Services Portfolio	1.7	2.1
Fidelity Select Technology Portfolio	2.4	2.2
Fidelity Select Telecommunications Portfolio	0.8	0.9
Fidelity Select Transportation Portfolio	0.5	0.7
Fidelity Select Utilities Portfolio	0.5	0.0
Fidelity Small Cap Growth Fund	0.8	1.3
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.2	0.3
Fidelity Telecom and Utilities Fund	1.2	1.7
Fidelity Value Discovery Fund	0.0 *	0.0 *
Fidelity Value Fund	0.3	0.3
Spartan Extended Market Index Fund Investor Class	2.4	3.3
Spartan Total Market Index Fund Investor Class	2.2	2.9
Spartan U.S. Equity Index Fund Investor Class	1.9	2.8
VIP Mid Cap Portfolio Investor Class	0.7	1.2
	50.3	61.3
International Equity Funds
Fidelity China Region Fund	0.4	0.9
Fidelity Diversified International Fund	2.9	0.3
Fidelity Emerging Markets Fund	1.0	0.7
Fidelity International Capital Appreciation Fund	1.0	1.0
Fidelity International Discovery Fund	3.1	0.1
Fidelity International Value Fund	0.1	0.0 *
Fidelity Japan Fund	0.7	0.0
Fidelity Overseas Fund	0.0 *	0.0 *
Spartan International Index Fund Investor Class	12.1	7.9
	21.3	10.9
Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.6	0.0
Fidelity High Income Fund	1.1	1.2
Fidelity New Markets Income Fund	0.6	0.0
Fidelity U.S. Bond Index Fund	21.6	21.9
	23.9	23.1
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.5	4.7
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of December 31, 2009
Domestic Equity Funds	50.3%
International Equity Funds	21.3%
Fixed Income Funds	23.9%
Money Market Funds	4.5%

As of June 30, 2009
Domestic Equity Funds	61.3%
International Equity Funds	10.9%
Fixed Income Funds	23.1%
Money Market Funds	4.7%

Annual Report

VIP FundsManager 70% Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.6%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity 130/30 Large Cap Fund	10,694	$ 70,577
Fidelity Blue Chip Growth Fund	47,925	1,818,742
Fidelity Contrafund	5,170	301,312
Fidelity Disciplined Equity Fund	167,427	3,517,636
Fidelity Dividend Growth Fund	256,306	6,066,761
Fidelity Equity-Income Fund	161,951	6,338,754
Fidelity Equity-Income II Fund	496	8,095
Fidelity Fund	86,295	2,445,601
Fidelity Growth Company Fund	56,596	3,903,988
Fidelity Independence Fund	559	11,144
Fidelity Large Cap Stock Fund	705,233	10,571,449
Fidelity Large Cap Value Fund	360,968	3,515,824
Fidelity Leveraged Company Stock Fund	949	21,751
Fidelity Magellan Fund	886	57,000
Fidelity Mega Cap Stock Fund	25,532	224,681
Fidelity Mid Cap Value Fund	46,604	595,128
Fidelity Mid-Cap Stock Fund	5,964	139,677
Fidelity Nasdaq Composite Index Fund	43,743	1,315,338
Fidelity Real Estate Investment Portfolio	162,480	3,275,590
Fidelity Select Air Transportation Portfolio (a)	21,687	690,725
Fidelity Select Automotive Portfolio	6,819	214,661
Fidelity Select Banking Portfolio	283,205	4,318,874
Fidelity Select Biotechnology Portfolio (a)	51,283	3,358,514
Fidelity Select Brokerage & Investment Management Portfolio	63,982	3,035,945
Fidelity Select Chemicals Portfolio	20,429	1,537,476
Fidelity Select Computers Portfolio (a)	118,103	5,384,300
Fidelity Select Construction & Housing Portfolio	77,378	2,250,142
Fidelity Select Consumer Discretionary Portfolio	100,939	1,896,638
Fidelity Select Consumer Staples Portfolio	267,703	16,273,665
Fidelity Select Defense & Aerospace Portfolio	3,897	235,500
Fidelity Select Electronics Portfolio	19,743	819,341
Fidelity Select Energy Portfolio	418,411	18,472,837
Fidelity Select Energy Services Portfolio	64	3,708
Fidelity Select Environmental Portfolio	64,738	1,006,673
Fidelity Select Financial Services Portfolio	134,883	7,825,890
Fidelity Select Gold Portfolio	103,281	4,423,517
Fidelity Select Health Care Portfolio	15,375	1,640,401
Fidelity Select Industrial Equipment Portfolio	62,452	1,589,402
Fidelity Select Industrials Portfolio	452,180	8,198,021
Fidelity Select Insurance Portfolio	126,261	4,994,893
Fidelity Select IT Services Portfolio (a)	87,756	1,564,686
Fidelity Select Leisure Portfolio	40,819	2,714,436
Fidelity Select Materials Portfolio	11,230	606,216
Fidelity Select Medical Delivery Portfolio (a)	106,035	4,563,757
Fidelity Select Medical Equipment & Systems Portfolio	145,188	3,552,751

	Shares	Value
Fidelity Select Multimedia Portfolio	40,585	$ 1,385,163
Fidelity Select Natural Resources Portfolio	7,717	219,556
Fidelity Select Pharmaceuticals Portfolio	583,832	6,352,088
Fidelity Select Retailing Portfolio	52,924	2,270,973
Fidelity Select Software & Computer Services Portfolio (a)	101,155	7,678,706
Fidelity Select Technology Portfolio	140,794	10,625,689
Fidelity Select Telecommunications Portfolio	88,000	3,522,660
Fidelity Select Transportation Portfolio	53,659	2,110,938
Fidelity Select Utilities Portfolio	49,110	2,196,208
Fidelity Small Cap Growth Fund (a)	293,801	3,649,010
Fidelity Small Cap Stock Fund	8,025	127,920
Fidelity Small Cap Value Fund	71,505	906,686
Fidelity Telecom and Utilities Fund	392,570	5,503,837
Fidelity Value Discovery Fund	1,583	20,377
Fidelity Value Fund	20,429	1,163,214
Spartan Extended Market Index Fund Investor Class	346,142	10,522,710
Spartan Total Market Index Fund Investor Class	311,425	9,831,673
Spartan U.S. Equity Index Fund Investor Class	212,916	8,395,271
VIP Mid Cap Portfolio Investor Class	115,792	2,949,212
TOTAL DOMESTIC EQUITY FUNDS		224,803,908
International Equity Funds - 21.3%
Fidelity China Region Fund	64,637	1,802,739
Fidelity Diversified International Fund	471,071	13,189,989
Fidelity Emerging Markets Fund	209,708	4,741,500
Fidelity International Capital Appreciation Fund	390,677	4,430,273
Fidelity International Discovery Fund	451,418	13,700,536
Fidelity International Value Fund	36,726	293,073
Fidelity Japan Fund	310,133	3,138,548
Fidelity Overseas Fund	817	25,264
Spartan International Index Fund Investor Class	1,618,469	54,137,794
TOTAL INTERNATIONAL EQUITY FUNDS		95,459,716
TOTAL EQUITY FUNDS (Cost $289,002,008)		320,263,624
Fixed-Income Funds - 23.9%

Fidelity Floating Rate High Income Fund	267,775	2,519,764
Fidelity High Income Fund	585,118	4,950,097
Fidelity New Markets Income Fund	172,422	2,591,506
Fidelity U.S. Bond Index Fund	8,744,968	96,719,343
TOTAL FIXED-INCOME FUNDS (Cost $103,570,800)		106,780,710
Money Market Funds - 4.5%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $20,242,248)	20,242,248	$ 20,242,248
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $412,815,056)		$ 447,286,582
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $135,926,167 of which $53,321,073 and $82,605,094 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $412,815,056) - See accompanying schedule		$ 447,286,582
Receivable for fund shares sold		808,299
Total assets		448,094,881

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	808,191
Payable for fund shares redeemed	108
Accrued management fee	73,415
Distribution fees payable	174
Total liabilities		881,890

Net Assets		$ 447,212,991
Net Assets consist of:
Paid in capital		$ 550,554,482
Accumulated undistributed net realized gain (loss) on investments		(137,813,017)
Net unrealized appreciation (depreciation) on investments		34,471,526
Net Assets		$ 447,212,991

Statement of Assets and Liabilities - continued

December 31, 2009

Service Class: Net Asset Value, offering price and redemption price per share ($67,936 ÷ 8,070 shares)	$ 8.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,464,400 ÷ 174,217 shares)	$ 8.41

Investor Class: Net Asset Value, offering price and redemption price per share ($445,680,655 ÷ 52,958,821 shares)	$ 8.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 6,955,710

Expenses
Management fee	$ 898,803
Distribution fees	1,944
Independent trustees' compensation	1,233
Total expenses before reductions	901,980
Expense reductions	(181,096)	720,884
Net investment income (loss)		6,234,826
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,776,297)
Capital gain distributions from underlying funds	588,877	(55,187,420)
Change in net unrealized appreciation (depreciation) on underlying funds		129,340,992
Net gain (loss)		74,153,572
Net increase (decrease) in net assets resulting from operations		$ 80,388,398

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,234,826	$ 8,252,071
Net realized gain (loss)	(55,187,420)	(81,381,923)
Change in net unrealized appreciation (depreciation)	129,340,992	(82,165,342)
Net increase (decrease) in net assets resulting from operations	80,388,398	(155,295,194)
Distributions to shareholders from net investment income	(6,266,412)	(8,383,267)
Distributions to shareholders from net realized gain	(522,299)	(10,462,885)
Total distributions	(6,788,711)	(18,846,152)
Share transactions - net increase (decrease)	51,384,490	51,669,854
Total increase (decrease) in net assets	124,984,177	(122,471,492)

Net Assets
Beginning of period	322,228,814	444,700,306
End of period	$ 447,212,991	$ 322,228,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.18	.24	.21
Net realized and unrealized gain (loss)	1.55	(3.53)	.58	.65
Total from investment operations	1.68	(3.35)	.82	.86
Distributions from net investment income	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.01)	(.25)	(.63)	(.11)
Total distributions	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B, C, D	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.73%	2.01%	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68	$ 68	$ 117	$ 109
Portfolio turnover rate	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.429 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.86	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.16	.22	.20
Net realized and unrealized gain (loss)	1.55	(3.53)	.59	.65
Total from investment operations	1.67	(3.37)	.81	.85
Distributions from net investment income	(.11)	(.18)	(.17)	(.10)
Distributions from net realized gain	(.01)	(.25)	(.63)	(.11)
Total distributions	(.12)	(.42) I	(.80)	(.21)
Net asset value, end of period	$ 8.41	$ 6.86	$ 10.65	$ 10.64
Total Return B, C, D	24.38%	(32.18)%	7.63%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.58%	1.86%	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464	$ 223	$ 117	$ 108
Portfolio turnover rate	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.423 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.18	.24	.21
Net realized and unrealized gain (loss)	1.55	(3.53)	.58	.65
Total from investment operations	1.68	(3.35)	.82	.86
Distributions from net investment income	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.01)	(.25)	(.63)	(.11)
Total distributions	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B, C, D	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.73%	2.01%	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,681	$ 321,938	$ 444,467	$ 177,978
Portfolio turnover rate	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.429 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.3	0.4
Fidelity Contrafund	0.0 *	0.2
Fidelity Dividend Growth Fund	1.5	4.6
Fidelity Equity-Income Fund	0.0 *	1.0
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Growth Company Fund	1.5	1.7
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Large Cap Stock Fund	3.1	4.0
Fidelity Large Cap Value Fund	0.1	2.3
Fidelity Leveraged Company Stock Fund	0.0 *	0.1
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Mega Cap Stock Fund	0.0 *	0.0 *
Fidelity Mid Cap Value Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Nasdaq Composite Index Fund	0.3	0.4
Fidelity Real Estate Investment Portfolio	1.2	0.1
Fidelity Select Air Transportation Portfolio	0.2	0.4
Fidelity Select Automotive Portfolio	0.2	0.1
Fidelity Select Banking Portfolio	1.3	1.7
Fidelity Select Biotechnology Portfolio	0.9	1.7
Fidelity Select Brokerage & Investment Management Portfolio	1.1	0.0
Fidelity Select Chemicals Portfolio	0.6	0.6
Fidelity Select Computers Portfolio	1.8	1.6
Fidelity Select Construction & Housing Portfolio	0.6	0.8
Fidelity Select Consumer Discretionary Portfolio	0.8	0.6
Fidelity Select Consumer Staples Portfolio	5.2	5.4
Fidelity Select Defense & Aerospace Portfolio	0.1	0.2
Fidelity Select Electronics Portfolio	0.4	0.0
Fidelity Select Energy Portfolio	5.7	4.5
Fidelity Select Energy Services Portfolio	0.2	0.3
Fidelity Select Environmental Portfolio	0.3	0.3
Fidelity Select Financial Services Portfolio	2.5	2.0
Fidelity Select Gold Portfolio	1.1	1.4
Fidelity Select Health Care Portfolio	0.9	0.1
Fidelity Select Industrial Equipment Portfolio	0.5	0.6
Fidelity Select Industrials Portfolio	2.6	1.9

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Insurance Portfolio	1.8	0.9
Fidelity Select IT Services Portfolio	0.9	0.9
Fidelity Select Leisure Portfolio	0.9	1.0
Fidelity Select Materials Portfolio	0.2	0.0
Fidelity Select Medical Delivery Portfolio	0.9	0.6
Fidelity Select Medical Equipment & Systems Portfolio	1.1	1.5
Fidelity Select Multimedia Portfolio	0.4	0.3
Fidelity Select Natural Resources Portfolio	0.1	0.2
Fidelity Select Pharmaceuticals Portfolio	2.4	2.2
Fidelity Select Retailing Portfolio	1.0	0.7
Fidelity Select Software & Computer Services Portfolio	2.3	2.6
Fidelity Select Technology Portfolio	2.8	2.2
Fidelity Select Telecommunications Portfolio	1.1	1.2
Fidelity Select Transportation Portfolio	0.9	1.0
Fidelity Select Utilities Portfolio	0.6	0.0
Fidelity Small Cap Growth Fund	0.5	0.8
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.8	1.0
Fidelity Stock Selector Fund	0.0 *	0.0 *
Fidelity Telecom and Utilities Fund	1.8	2.7
Fidelity Value Discovery Fund	0.0 *	0.0 *
Spartan Extended Market Index Fund Investor Class	0.3	2.4
Spartan Total Market Index Fund Investor Class	2.1	2.8
Spartan U.S. Equity Index Fund Investor Class	2.6	4.2
VIP Mid Cap Portfolio Investor Class	0.4	0.8
Fidelity Disciplined Equity Fund	0.0	0.8
	61.2	70.1
International Equity Funds
Fidelity China Region Fund	0.3	1.2
Fidelity Diversified International Fund	3.3	0.7
Fidelity Emerging Markets Fund	1.2	0.7
Fidelity International Capital Appreciation Fund	1.4	1.6
Fidelity International Discovery Fund	3.4	0.4
Fidelity International Value Fund	0.0 *	0.0 *
Fidelity Japan Fund	1.2	0.0
Fidelity Overseas Fund	0.0 *	0.0 *
Spartan International Index Fund Investor Class	14.3	11.5
	25.1	16.1
Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fixed-Income Funds
Fidelity High Income Fund	1.0	1.0
Fidelity New Markets Income Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	11.4	12.8
	13.4	13.8
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.3	0.0 *
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
As of December 31, 2009
Domestic Equity Funds	61.2%
International Equity Funds	25.1%
Fixed Income Funds	13.4%
Money Market Funds	0.3%

As of June 30, 2009
Domestic Equity Funds	70.1%
International Equity Funds	16.1%
Fixed Income Funds	13.8%
Money Market Funds	0.0%

Annual Report

VIP FundsManager 85% Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.3%
	Shares	Value
Domestic Equity Funds - 61.2%
Fidelity 130/30 Large Cap Fund	6,351	$ 41,914
Fidelity Blue Chip Growth Fund	15,645	593,714
Fidelity Contrafund	757	44,096
Fidelity Dividend Growth Fund	116,829	2,765,333
Fidelity Equity-Income Fund	960	37,573
Fidelity Equity-Income II Fund	1,183	19,323
Fidelity Growth Company Fund	38,042	2,624,131
Fidelity Independence Fund	420	8,366
Fidelity Large Cap Stock Fund	375,361	5,626,668
Fidelity Large Cap Value Fund	18,814	183,244
Fidelity Leveraged Company Stock Fund	3,056	70,040
Fidelity Magellan Fund	844	54,263
Fidelity Mega Cap Stock Fund	1,443	12,700
Fidelity Mid Cap Value Fund	40,323	514,925
Fidelity Mid-Cap Stock Fund	2,417	56,617
Fidelity Nasdaq Composite Index Fund	18,238	548,426
Fidelity Real Estate Investment Portfolio	104,151	2,099,679
Fidelity Select Air Transportation Portfolio (a)	13,296	423,485
Fidelity Select Automotive Portfolio	9,405	296,065
Fidelity Select Banking Portfolio	150,932	2,301,706
Fidelity Select Biotechnology Portfolio (a)	25,145	1,646,757
Fidelity Select Brokerage & Investment Management Portfolio	41,079	1,949,188
Fidelity Select Chemicals Portfolio	13,553	1,019,976
Fidelity Select Computers Portfolio (a)	73,005	3,328,298
Fidelity Select Construction & Housing Portfolio	39,361	1,144,623
Fidelity Select Consumer Discretionary Portfolio	76,939	1,445,691
Fidelity Select Consumer Staples Portfolio	154,061	9,365,389
Fidelity Select Defense & Aerospace Portfolio	4,307	260,253
Fidelity Select Electronics Portfolio	17,589	729,940
Fidelity Select Energy Portfolio	235,588	10,401,218
Fidelity Select Energy Services Portfolio	6,527	379,506
Fidelity Select Environmental Portfolio	32,634	507,456
Fidelity Select Financial Services Portfolio	79,450	4,609,699
Fidelity Select Gold Portfolio	44,509	1,906,305
Fidelity Select Health Care Portfolio	15,193	1,620,895
Fidelity Select Industrial Equipment Portfolio	35,867	912,815
Fidelity Select Industrials Portfolio	259,877	4,711,577
Fidelity Select Insurance Portfolio	82,213	3,252,343
Fidelity Select IT Services Portfolio (a)	87,159	1,554,053
Fidelity Select Leisure Portfolio	23,675	1,574,387
Fidelity Select Materials Portfolio	6,653	359,111
Fidelity Select Medical Delivery Portfolio (a)	38,206	1,644,371
Fidelity Select Medical Equipment & Systems Portfolio	84,099	2,057,912
Fidelity Select Multimedia Portfolio	20,922	714,061
Fidelity Select Natural Resources Portfolio	8,484	241,359

	Shares	Value
Fidelity Select Pharmaceuticals Portfolio	395,307	$ 4,300,941
Fidelity Select Retailing Portfolio	42,921	1,841,757
Fidelity Select Software & Computer Services Portfolio (a)	54,988	4,174,168
Fidelity Select Technology Portfolio	67,820	5,118,368
Fidelity Select Telecommunications Portfolio	51,709	2,069,915
Fidelity Select Transportation Portfolio	39,039	1,535,799
Fidelity Select Utilities Portfolio	24,199	1,082,179
Fidelity Small Cap Growth Fund (a)	70,278	872,848
Fidelity Small Cap Stock Fund	3,372	53,757
Fidelity Small Cap Value Fund	113,970	1,445,137
Fidelity Stock Selector Fund	200	4,339
Fidelity Telecom and Utilities Fund	235,944	3,307,941
Fidelity Value Discovery Fund	574	7,388
Spartan Extended Market Index Fund Investor Class	14,677	446,171
Spartan Total Market Index Fund Investor Class	118,904	3,753,799
Spartan U.S. Equity Index Fund Investor Class	118,338	4,666,081
VIP Mid Cap Portfolio Investor Class	26,811	682,886
TOTAL DOMESTIC EQUITY FUNDS		111,022,925
International Equity Funds - 25.1%
Fidelity China Region Fund	19,526	544,590
Fidelity Diversified International Fund	216,411	6,059,502
Fidelity Emerging Markets Fund	92,203	2,084,719
Fidelity International Capital Appreciation Fund	230,739	2,616,578
Fidelity International Discovery Fund	205,152	6,226,371
Fidelity International Value Fund	6,039	48,193
Fidelity Japan Fund	211,106	2,136,393
Fidelity Overseas Fund	321	9,942
Spartan International Index Fund Investor Class	775,342	25,935,184
TOTAL INTERNATIONAL EQUITY FUNDS		45,661,472
TOTAL EQUITY FUNDS (Cost $135,243,223)		156,684,397
Fixed-Income Funds - 13.4%

Fidelity High Income Fund	215,622	1,824,166
Fidelity New Markets Income Fund	113,856	1,711,258
Fidelity U.S. Bond Index Fund	1,876,977	20,759,364
TOTAL FIXED-INCOME FUNDS (Cost $23,411,570)		24,294,788
Money Market Funds - 0.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $511,724)	511,724	$ 511,724
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $159,166,517)		$ 181,490,909
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $67,542,450 of which $22,994,541 and $44,547,909 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $159,166,517) - See accompanying schedule		$ 181,490,909
Cash		9
Receivable for fund shares sold		24,762
Total assets		181,515,680

Liabilities
Payable for investments purchased	$ 24,542
Payable for fund shares redeemed	220
Accrued management fee	29,560
Distribution fees payable	107
Total liabilities		54,429

Net Assets		$ 181,461,251
Net Assets consist of:
Paid in capital		$ 228,103,722
Undistributed net investment income		19,915
Accumulated undistributed net realized gain (loss) on investments		(68,986,778)
Net unrealized appreciation (depreciation) on investments		22,324,392
Net Assets		$ 181,461,251

Statement of Assets and Liabilities - continued

December 31, 2009

Service Class: Net Asset Value, offering price and redemption price per share ($112,079 ÷ 13,977 shares)	$ 8.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($886,301 ÷ 110,722 shares)	$ 8.00

Investor Class: Net Asset Value, offering price and redemption price per share ($180,462,871 ÷ 22,491,511 shares)	$ 8.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 2,420,131

Expenses
Management fee	$ 349,094
Distribution fees	1,143
Independent trustees' compensation	476
Total expenses before reductions	350,713
Expense reductions	(70,553)	280,160
Net investment income (loss)		2,139,971
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(31,183,712)
Capital gain distributions from underlying funds	261,706	(30,922,006)
Change in net unrealized appreciation (depreciation) on underlying funds		65,058,238
Net gain (loss)		34,136,232
Net increase (decrease) in net assets resulting from operations		$ 36,276,203

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,139,971	$ 2,374,262
Net realized gain (loss)	(30,922,006)	(37,384,560)
Change in net unrealized appreciation (depreciation)	65,058,238	(38,185,509)
Net increase (decrease) in net assets resulting from operations	36,276,203	(73,195,807)
Distributions to shareholders from net investment income	(2,120,056)	(2,351,013)
Distributions to shareholders from net realized gain	(245,543)	(5,111,875)
Total distributions	(2,365,599)	(7,462,888)
Share transactions - net increase (decrease)	26,583,560	24,933,593
Total increase (decrease) in net assets	60,494,164	(55,725,102)

Net Assets
Beginning of period	120,967,087	176,692,189
End of period (including undistributed net investment income of $19,915 and $0, respectively)	$ 181,461,251	$ 120,967,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.13	.17	.17
Net realized and unrealized gain (loss)	1.70	(4.14)	.74	.74
Total from investment operations	1.81	(4.01)	.91	.91
Distributions from net investment income	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.01)	(.30)	(.74)	(.11)
Total distributions	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 8.02	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	28.56%	(38.14)%	8.52%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.53%	1.52%	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 62	$ 118	$ 109
Portfolio turnover rate	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.426 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.15	.16
Net realized and unrealized gain (loss)	1.68	(4.13)	.74	.74
Total from investment operations	1.78	(4.02)	.89	.90
Distributions from net investment income	(.09)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.01)	(.30)	(.74)	(.11)
Total distributions	(.10)	(.42) I	(.85)	(.18)
Net asset value, end of period	$ 8.00	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	28.17%	(38.19)%	8.36%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.38%	1.37%	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 886	$ 254	$ 118	$ 109
Portfolio turnover rate	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.421 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 10.77	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.13	.17	.17
Net realized and unrealized gain (loss)	1.70	(4.15)	.75	.74
Total from investment operations	1.81	(4.02)	.92	.91
Distributions from net investment income	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.01)	(.30)	(.74)	(.11)
Total distributions	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 8.02	$ 6.32	$ 10.77	$ 10.72
Total Return B, C, D	28.56%	(38.20)%	8.63%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.53%	1.52%	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,463	$ 120,650	$ 176,456	$ 72,095
Portfolio turnover rate	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.426 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 19, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$ 260,999,222	$ 11,357,469	$ (974,775)	$ 10,382,694
VIP FundsManager 50% Portfolio	481,642,434	48,478,022	(9,184,660)	39,293,362
VIP FundsManager 60% Portfolio	1,009,916,475	164,150,249	(13,979,892)	150,170,357
VIP FundsManager 70% Portfolio	413,338,373	51,583,274	(17,635,065)	33,948,209
VIP FundsManager 85% Portfolio	159,437,762	27,548,047	(5,494,900)	22,053,147

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$ -	$ (12,991,506)	$ 10,382,694
VIP FundsManager 50% Portfolio	-	(89,947,646)	39,293,362
VIP FundsManager 60% Portfolio	-	(91,489,537)	150,170,357
VIP FundsManager 70% Portfolio	-	(135,926,167)	33,948,209
VIP FundsManager 85% Portfolio	29,052	(67,542,450)	22,053,147

The tax character of distributions paid was as follows:

December 31, 2009	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$ 4,415,461	$ -	$ 4,415,461
VIP FundsManager 50% Portfolio	8,874,449	-	8,874,449
VIP FundsManager 60% Portfolio	18,762,914	-	18,762,914
VIP FundsManager 70% Portfolio	6,788,711	-	6,788,711
VIP FundsManager 85% Portfolio	2,365,599	-	2,365,599
December 31, 2008	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$ 4,824,891	$ 435,331	$ 5,260,222
VIP FundsManager 50% Portfolio	10,051,307	4,604,966	14,656,273
VIP FundsManager 60% Portfolio	10,597,939	1,190,104	11,788,043
VIP FundsManager 70% Portfolio	8,383,267	10,462,885	18,846,152
VIP FundsManager 85% Portfolio	2,538,311	4,924,577	7,462,888

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	164,028,757	61,050,317
VIP FundsManager 50% Portfolio	298,121,623	174,927,479
VIP FundsManager 60% Portfolio	708,946,274	339,040,370
VIP FundsManager 70% Portfolio	247,851,714	196,428,161
VIP FundsManager 85% Portfolio	118,927,541	92,313,483

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until July 31, 2010.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 73	$ 317	$ 390
VIP FundsManager 50% Portfolio	63	684	747
VIP FundsManager 60% Portfolio	55	165	220
VIP FundsManager 70% Portfolio	58	1,886	1,944
VIP FundsManager 85% Portfolio	86	1,057	1,143

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until July 31, 2010. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver

VIP FundsManager 20% Portfolio	$ 96,718
VIP FundsManager 50% Portfolio	$ 200,162
VIP FundsManager 60% Portfolio	$ 456,245
VIP FundsManager 70% Portfolio	$ 180,274
VIP FundsManager 85% Portfolio	$ 70,042

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service Class and Service Class 2. During the period, this reimbursement reduced each fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 73
Service Class 2	126
VIP FundsManager 50% Portfolio
Service Class	63
Service Class 2	276
VIP FundsManager 60% Portfolio
Service Class	55
Service Class 2	63
VIP FundsManager 70% Portfolio
Service Class	58
Service Class 2	764
VIP FundsManager 85% Portfolio
Service Class	86
Service Class 2	425

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ 965	$ 2,775
Service Class 2	4,885	2,626
Investor Class	4,250,965	4,819,490
Total	$ 4,256,815	$ 4,824,891
From net realized gain
Service Class	$ 36	$ 373
Service Class 2	189	372
Investor Class	158,421	434,586
Total	$ 158,646	$ 435,331
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ 930	$ 2,279
Service Class 2	8,449	6,803
Investor Class	8,306,903	10,042,225
Total	$ 8,316,282	$ 10,051,307
From net realized gain
Service Class	$ 62	$ 1,366
Service Class 2	595	1,362
Investor Class	557,510	4,602,238
Total	$ 558,167	$ 4,604,966
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ 772	$ 1,162
Service Class 2	1,144	1,212
Investor Class	17,218,833	10,204,806
Total	$ 17,220,749	$ 10,207,180
From net realized gain
Service Class	$ 69	$ 802
Service Class 2	111	809
Investor Class	1,541,985	1,579,252
Total	$ 1,542,165	$ 1,580,863
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ 954	$ 1,766
Service Class 2	19,060	5,207
Investor Class	6,246,398	8,376,294
Total	$ 6,266,412	$ 8,383,267
From net realized gain
Service Class	$ 79	$ 2,692
Service Class 2	1,687	2,685
Investor Class	520,533	10,457,508
Total	$ 522,299	$ 10,462,885
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ 1,310	$ 1,221
Service Class 2	9,829	4,551
Investor Class	2,108,917	2,345,241
Total	$ 2,120,056	$ 2,351,013
From net realized gain
Service Class	$ 152	$ 3,288
Service Class 2	1,201	3,571
Investor Class	244,190	5,105,016
Total	$ 245,543	$ 5,111,875

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
VIP FundsManager 20% Portfolio
Service Class
Shares sold	978	-	$ 9,382	$ -
Reinvestment of distributions	99	338	1,001	3,148
Shares redeemed	(4,477)	(1,514)	(42,902)	(14,462)
Net increase (decrease)	(3,400)	(1,176)	$ (32,519)	$ (11,314)
Service Class 2
Shares sold	45,211	59	$ 452,984	$ 557
Reinvestment of distributions	503	322	5,074	2,998
Shares redeemed	(13,023)	(1,513)	(128,156)	(14,434)
Net increase (decrease)	32,691	(1,132)	$ 329,902	$ (10,879)
Investor Class
Shares sold	11,891,398	7,952,446	$ 116,489,148	$ 80,193,371
Reinvestment of distributions	437,439	566,215	4,409,386	5,254,076
Shares redeemed	(1,934,550)	(3,069,380)	(18,161,417)	(30,317,914)
Net increase (decrease)	10,394,287	5,449,281	$ 102,737,117	$ 55,129,533
VIP FundsManager 50% Portfolio
Service Class
Shares sold	454	-	$ 3,627	$ -
Reinvestment of distributions	108	437	992	3,645
Shares redeemed	(3,965)	(1,606)	(32,043)	(13,140)
Net increase (decrease)	(3,403)	(1,169)	$ (27,424)	$ (9,495)
Service Class 2
Shares sold	56,741	21,308	$ 491,928	$ 166,194
Reinvestment of distributions	989	1,029	9,044	8,165
Shares redeemed	(27,505)	(2,998)	(222,177)	(24,094)
Net increase (decrease)	30,225	19,339	$ 278,795	$ 150,265
Investor Class
Shares sold	16,534,289	11,719,913	$ 139,580,121	$ 111,480,861
Reinvestment of distributions	968,788	1,779,941	8,864,413	14,644,463
Shares redeemed	(3,370,095)	(5,886,001)	(25,453,963)	(51,778,161)
Net increase (decrease)	14,132,982	7,613,853	$ 122,990,571	$ 74,347,163
VIP FundsManager 60% Portfolio
Service Class
Shares sold	478	-	$ 3,601	$ -
Reinvestment of distributions	95	246	841	1,964
Shares redeemed	(3,590)	(1,491)	(27,407)	(11,408)
Net increase (decrease)	(3,017)	(1,245)	$ (22,965)	$ (9,444)
Service Class 2
Shares sold	2,609	-	$ 23,283	$ 2
Reinvestment of distributions	141	255	1,255	2,021
Shares redeemed	(3,710)	-	(28,584)	-
Net increase (decrease)	(960)	255	$ (4,046)	$ 2,023
Investor Class
Shares sold	51,668,258	69,890,763	$ 378,354,498	$ 619,628,001
Reinvestment of distributions	2,115,087	1,604,267	18,760,818	11,784,058
Shares redeemed	(3,393,129)	(1,523,244)	(27,044,136)	(10,764,004)
Net increase (decrease)	50,390,216	69,971,786	$ 370,071,180	$ 620,648,055
VIP FundsManager 70% Portfolio
Service Class
Shares sold	2,046	-	$ 16,601	$ -
Reinvestment of distributions	122	544	1,033	4,458
Shares redeemed	(3,960)	(1,671)	(28,297)	(12,249)
Net increase (decrease)	(1,792)	(1,127)	$ (10,663)	$ (7,791)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Service Class 2
Shares sold	152,449	22,946	$ 1,136,136	$ 160,069
Reinvestment of distributions	2,452	1,059	20,747	7,892
Shares redeemed	(13,185)	(2,465)	(90,944)	(17,690)
Net increase (decrease)	141,716	21,540	$ 1,065,939	$ 150,271
Investor Class
Shares sold	9,719,700	9,725,458	$ 74,393,886	$ 90,914,937
Reinvestment of distributions	798,929	2,341,386	6,766,931	18,833,802
Shares redeemed	(4,438,759)	(6,930,773)	(30,831,603)	(58,221,365)
Net increase (decrease)	6,079,870	5,136,071	$ 50,329,214	$ 51,527,374
VIP FundsManager 85% Portfolio
Service Class
Shares sold	10,810	-	$ 71,154	$ 1
Reinvestment of distributions	181	549	1,462	4,509
Shares redeemed	(6,861)	(1,707)	(48,740)	(11,598)
Net increase (decrease)	4,130	(1,158)	$ 23,876	$ (7,088)
Service Class 2
Shares sold	85,708	30,276	$ 619,194	$ 181,731
Reinvestment of distributions	1,367	1,141	11,030	8,122
Shares redeemed	(16,653)	(2,094)	(102,557)	(14,037)
Net increase (decrease)	70,422	29,323	$ 527,667	$ 175,816
Investor Class
Shares sold	6,302,037	5,168,890	$ 43,671,055	$ 45,357,941
Reinvestment of distributions	290,866	927,621	2,353,107	7,450,257
Shares redeemed	(3,180,587)	(3,405,153)	(19,992,145)	(28,043,333)
Net increase (decrease)	3,412,316	2,691,358	$ 26,032,017	$ 24,764,865

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (funds of Variable Insurance Products Fund V) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP FundsManager Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP FundsManager Portfolio's activities, review contractual arrangements with companies that provide services to each VIP FundsManager Portfolio, and review each VIP FundsManager Portfolio's performance. If the interests of a VIP FundsManager Portfolio and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP FundsManager Portfolios to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

VIP Funds Manager 20%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/12/10	02/12/10	$-	$-
Service Class 2	02/12/10	02/12/10	$-	$-
Investor Class	02/12/10	02/12/10	$-	$-
VIP Funds Manager 50%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/12/10	02/12/10	$-	$-
Service Class 2	02/12/10	02/12/10	$-	$-
Investor Class	02/12/10	02/12/10	$-	$-
VIP Funds Manager 60%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/12/10	02/12/10	$-	$-
Service Class 2	02/12/10	02/12/10	$-	$-
Investor Class	02/12/10	02/12/10	$-	$-
VIP Funds Manager 70%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/12/10	02/12/10	$-	$-
Service Class 2	02/12/10	02/12/10	$-	$-
Investor Class	02/12/10	02/12/10	$-	$-
VIP Funds Manager 85%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/12/10	02/12/10	$-	$.005
Service Class 2	02/12/10	02/12/10	$-	$.005
Investor Class	02/12/10	02/12/10	$-	$.005

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	December, 2009
VIP Funds Manager 20%
Service Class	7%
Service Class 2	7%
Investor Class	7%
VIP Funds Manager 50%
Service Class	17%
Service Class 2	17%
Investor Class	17%
VIP Funds Manager 60%
Service Class	20%
Service Class 2	21%
Investor Class	20%
VIP Funds Manager 70%
Service Class	27%
Service Class 2	29%
Investor Class	27%
VIP Funds Manager 85%
Service Class	36%
Service Class 2	38%
Investor Class	36%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Funds Manager 20%
Service Class	12.10%
Service Class 2	12.10%
Investor Class	12.10%
VIP Funds Manager 50%
Service Class	9.30%
Service Class 2	9.30%
Investor Class	9.30%
VIP Funds Manager 60%
Service Class	8.39%
Service Class 2	8.39%
Investor Class	8.39%
VIP Funds Manager 70%
Service Class	6.38%
Service Class 2	6.38%
Investor Class	6.38%

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each of VIP FundsManager 20%, VIP FundsManager 60%, and VIP FundsManager 70% had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Investor Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Investor Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

Because each of VIP FundsManager 50% and VIP FundsManager 85% had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Service Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Service Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

VIP FundsManager 20%

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 50%

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP FundsManager 60%

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

VIP FundsManager 70%

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP FundsManager 85%

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 72% would mean that 28% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses, and that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

VIP FundsManager 20%

Annual Report

VIP FundsManager 50%

VIP FundsManager 60%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the administration agreement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Investor Class and Service Class of each fund ranked below its competitive median for 2008 and the total expenses of Service Class 2 of each fund ranked above its competitive median for 2008. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Annual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-ANN-0210
1.843208.103

Fidelity® Variable Insurance Products:

Investor Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the funds.
Performance	<Click Here>	How each fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investor Freedom Income Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2005 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2010 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2015 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2020 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2025 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2030 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity has made several important changes to the VIP Investor Freedom® Funds' investment policies and composite benchmarks.

In conjunction with new updates to Fidelity's planning and guidance methodology, the VIP Investor Freedom Funds began to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20%. Fidelity also altered the VIP Investor Freedom Funds' composite benchmarks by eliminating the high-yield fixed-income index component. This change aligned the benchmarks for the VIP Investor Freedom Funds with those used in Fidelity's other portfolio construction tools.

Effective October 1, 2009, the following indexes represent each Fund's asset classes when calculating its composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Annual Report

VIP Investor Freedom Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom Income	14.85%	3.83%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2005 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom 2005	22.71%	2.99%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2010 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom 2010	24.09%	2.93%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2015 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom 2015	25.25%	3.04%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

VIP Investor Freedom 2020 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom 2020	28.75%	2.34%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

VIP Investor Freedom 2025 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom 2025	29.95%	2.20%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

VIP Investor Freedom 2030 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investor Freedom 2030	31.57%	1.50%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. financial markets experienced one of their most abrupt turnarounds ever in 2009. Equities sustained significant declines in the first quarter, as fallout from the global financial crisis continued. Companies initially hurt by the collapse of the housing market, fading consumer confidence, weak corporate earnings and evaporating credit began to show improvement in March after both sharp cost-cutting and unprecedented government intervention began to take hold. From March 9 through the end of the year, a roughly 65% rise in the Standard & Poor's 500SM Index wiped out the period's earlier losses and netted a gain of 26.46% by December 31, 2009 - the best calendar-year advance for the index since 2003. The Dow Jones U.S. Total Stock Market IndexSM - the broadest gauge of U.S. stocks - climbed 28.57%, while the Dow Jones Industrial AverageSM rose 22.68% for the period. The return-to-risk theme also was present in fixed-income markets, with higher-yielding bonds posting the strongest results. The BofA Merrill Lynch US High Yield Constrained IndexSM was up 58.10% for the year. The broad investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.93%, restrained by weakness in government securities.

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of VIP Investor Freedom Funds: For the 12 months ending December 31, 2009, each of the VIP Investor Freedom Funds posted positive absolute returns and, on a relative basis, all outpaced their respective composite indexes. (For specific portfolio results, please refer to the performance section of this report.) As investors shifted toward riskier assets, equities were direct beneficiaries, and international stocks handily outperformed domestic securities. All of the underlying funds in the domestic and international equity asset classes - except VIP Growth Portfolio and VIP Overseas Portfolio, respectively - outperformed their benchmarks, which allowed the Funds with higher equity exposure to beat their Composite indexes. Favoring smaller-capitalization securities that tend to carry more risk, VIP Value Strategies Portfolio turned in the strongest absolute and relative performance among our domestic equity investments, rising in excess of 57% and beating its benchmark by more than 23 percentage points. In the international space, maintaining a quality bias in security selection held back VIP Overseas Portfolio's results, which lagged its benchmark by more than five percentage points. In the bond space, the underlying funds performed well as the credit markets loosened and improved dramatically. Contrary to the quality bias we saw in 2008, investors flocked toward riskier bond assets, which helped the Funds' underlying high-yield fund, VIP High Income Portfolio, surge nearly 44%. The Funds' other bond component, VIP Investment Grade Bond Portfolio, rose close to 16%. The primary driver for that stellar performance was the fund's significant exposure to "spread-based" products that profited from investors' return to riskier assets. The Funds' short-term holding, VIP Money Market Portfolio, beat the 0.23% advance of the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,086.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,147.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,156.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,164.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,192.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,200.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,218.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.3	3.4
VIP Equity-Income Portfolio Investor Class	3.7	3.9
VIP Growth & Income Portfolio Investor Class	3.7	3.9
VIP Growth Portfolio Investor Class	3.8	3.7
VIP Mid Cap Portfolio Investor Class	1.3	1.5
VIP Value Portfolio Investor Class	3.3	3.5
VIP Value Strategies Portfolio Investor Class	1.4	1.7
	20.5	21.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.4
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.7	35.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.7	37.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
Investment Grade Bond Funds	34.7%
High Yield Bond Funds	5.1%
Short-Term Funds	39.7%

Six months ago
Domestic Equity Funds	21.6%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	35.7%
Short-Term Funds	37.3%

Expected
Domestic Equity Funds	16.9%
Developed International Equity Funds	2.8%
Emerging Markets Equity Funds	0.3%
Investment Grade Bond Funds	35.0%
High Yield Bond Funds	5.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom Income Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 20.5%
	Shares	Value
Domestic Equity Funds - 20.5%
VIP Contrafund Portfolio Investor Class	40,190	$ 826,302
VIP Equity-Income Portfolio Investor Class	56,218	942,768
VIP Growth & Income Portfolio Investor Class	86,217	952,699
VIP Growth Portfolio Investor Class	32,338	969,165
VIP Mid Cap Portfolio Investor Class	13,289	338,474
VIP Value Portfolio Investor Class	88,303	835,349
VIP Value Strategies Portfolio Investor Class	45,541	350,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,123,384)		5,215,420
Bond Funds - 39.8%

High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	247,081	1,302,118
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	706,339	8,793,917
TOTAL BOND FUNDS (Cost $10,252,195)		10,096,035
Short-Term Funds - 39.7%

VIP Money Market Portfolio Investor Class (Cost $10,062,732)	10,062,732	10,062,732
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $26,438,311)		$ 25,374,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2009
Assets
Investment in securities, at value (cost $26,438,311) - See accompanying schedule	$ 25,374,187
Cash	45
Receivable for investments sold	37,192
Total assets	25,411,424

Liabilities
Payable for fund shares redeemed	37,192

Net Assets	$ 25,374,232
Net Assets consist of:
Paid in capital	$ 26,558,827
Accumulated undistributed net realized gain (loss) on investments	(120,471)
Net unrealized appreciation (depreciation) on investments	(1,064,124)
Net Assets, for 2,549,653 shares outstanding	$ 25,374,232
Net Asset Value, offering price and redemption price per share ($25,374,232 ÷ 2,549,653 shares)	$ 9.95

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 821,415

Expenses
Independent trustees' compensation	$ 67
Total expenses before reductions	67
Expense reductions	(67)	0
Net investment income (loss)		821,415
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	226,536
Capital gain distributions from underlying funds	33,093	259,629
Change in net unrealized appreciation (depreciation) on underlying funds		1,652,529
Net gain (loss)		1,912,158
Net increase (decrease) in net assets resulting from operations		$ 2,733,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 821,415	$ 673,355
Net realized gain (loss)	259,629	41,813
Change in net unrealized appreciation (depreciation)	1,652,529	(2,958,213)
Net increase (decrease) in net assets resulting from operations	2,733,573	(2,243,045)
Distributions to shareholders from net investment income	(825,260)	(674,601)
Distributions to shareholders from net realized gain	(324,704)	(348,476)
Total distributions	(1,149,964)	(1,023,077)
Share transactions Proceeds from sales of shares	10,383,033	8,722,045
Reinvestment of distributions	1,149,964	1,023,077
Cost of shares redeemed	(5,013,877)	(9,297,788)
Net increase (decrease) in net assets resulting from share transactions	6,519,120	447,334
Total increase (decrease) in net assets	8,102,729	(2,818,788)

Net Assets
Beginning of period	17,271,503	20,090,291
End of period	$ 25,374,232	$ 17,271,503
Other Information Shares
Sold	1,063,280	840,214
Issued in reinvestment of distributions	117,862	109,591
Redeemed	(529,653)	(913,997)
Net increase (decrease)	651,489	35,808

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 10.79	$ 10.78	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.40	.34	.42	.35	.16
Net realized and unrealized gain (loss)	.94	(1.47)	.22	.34	(.02)
Total from investment operations	1.34	(1.13)	.64	.69	.14
Distributions from net investment income	(.33)	(.37)	(.58)	(.05)	-
Distributions from net realized gain	(.16)	(.19)	(.06)	-	-
Total distributions	(.49)	(.56)	(.63) I	(.05)	-
Net asset value, end of period	$ 9.95	$ 9.10	$ 10.79	$ 10.78	$ 10.14
Total Return B, C, D	14.85%	(10.55) %	6.08%	6.83%	1.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.12%	3.33%	3.90%	3.39%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,374	$ 17,272	$ 20,090	$ 11,177	$ 2,936
Portfolio turnover rate	30%	53%	38%	40%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.630 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.1	6.3
VIP Equity-Income Portfolio Investor Class	7.0	7.1
VIP Growth & Income Portfolio Investor Class	7.0	7.0
VIP Growth Portfolio Investor Class	7.1	6.8
VIP Mid Cap Portfolio Investor Class	2.5	2.8
VIP Value Portfolio Investor Class	6.2	6.3
VIP Value Strategies Portfolio Investor Class	2.6	3.0
	38.5	39.3
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	7.6	8.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	32.1	33.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	16.8	13.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.5%
Developed International Equity Funds	7.6%
Investment Grade Bond Funds	32.1%
High Yield Bond Funds	5.0%
Short-Term Funds	16.8%

Six months ago
Domestic Equity Funds	39.3%
Developed International Equity Funds	8.5%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	33.6%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	34.1%
Developed International Equity Funds	8.8%
Emerging Markets Equity Funds	0.8%
Investment Grade Bond Funds	31.9%
High Yield Bond Funds	5.0%
Short-Term Funds	19.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 38.5%
	Shares	Value
Domestic Equity Funds - 38.5%
VIP Contrafund Portfolio Investor Class	27,865	$ 572,895
VIP Equity-Income Portfolio Investor Class	38,997	653,986
VIP Growth & Income Portfolio Investor Class	59,788	660,658
VIP Growth Portfolio Investor Class	22,419	671,912
VIP Mid Cap Portfolio Investor Class	9,222	234,873
VIP Value Portfolio Investor Class	61,184	578,798
VIP Value Strategies Portfolio Investor Class	31,559	243,002
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,462,525)		3,616,124
International Equity Funds - 7.6%

Developed International Equity Funds - 7.6%
VIP Overseas Portfolio Investor Class R (Cost $947,507)	47,414	711,682
Bond Funds - 37.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	90,460	476,722
Investment Grade Bond Funds - 32.1%
VIP Investment Grade Bond Portfolio Investor Class	242,133	3,014,553
TOTAL BOND FUNDS (Cost $3,533,245)		3,491,275
Short-Term Funds - 16.8%

VIP Money Market Portfolio Investor Class (Cost $1,578,720)	1,578,720	1,578,720
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,521,997)		$ 9,397,801
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009
Assets
Investment in securities, at value (cost $10,521,997) - See accompanying schedule		$ 9,397,801
Receivable for investments sold		22,992
Total assets		9,420,793

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	22,989
Total liabilities		22,991

Net Assets		$ 9,397,802
Net Assets consist of:
Paid in capital		$ 10,604,573
Accumulated undistributed net realized gain (loss) on investments		(82,575)
Net unrealized appreciation (depreciation) on investments		(1,124,196)
Net Assets, for 1,020,017 shares outstanding		$ 9,397,802
Net Asset Value, offering price and redemption price per share ($9,397,802 ÷ 1,020,017 shares)		$ 9.21

Statement of Operations

	Year ended December 31, 2009
Investment Income
Income distributions from underlying funds		$ 319,887

Expenses
Independent trustees' compensation	$ 27
Total expenses before reductions	27
Expense reductions	(27)	0
Net investment income (loss)		319,887
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,644
Capital gain distributions from underlying funds	14,629	48,273
Change in net unrealized appreciation (depreciation) on underlying funds		1,146,173
Net gain (loss)		1,194,446
Net increase (decrease) in net assets resulting from operations		$ 1,514,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 319,887	$ 251,653
Net realized gain (loss)	48,273	174,695
Change in net unrealized appreciation (depreciation)	1,146,173	(2,524,865)
Net increase (decrease) in net assets resulting from operations	1,514,333	(2,098,517)
Distributions to shareholders from net investment income	(320,414)	(250,574)
Distributions to shareholders from net realized gain	(123,688)	(482,330)
Total distributions	(444,102)	(732,904)
Share transactions Proceeds from sales of shares	3,903,178	2,670,539
Reinvestment of distributions	444,101	732,904
Cost of shares redeemed	(3,057,467)	(2,102,280)
Net increase (decrease) in net assets resulting from share transactions	1,289,812	1,301,163
Total increase (decrease) in net assets	2,360,043	(1,530,258)

Net Assets
Beginning of period	7,037,759	8,568,017
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,078, respectively)	$ 9,397,802	$ 7,037,759
Other Information Shares
Sold	451,085	267,105
Issued in reinvestment of distributions	51,238	84,056
Redeemed	(372,396)	(204,081)
Net increase (decrease)	129,927	147,080
Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.91	$ 11.53	$ 11.17	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.32	.35	.26	.10
Net realized and unrealized gain (loss)	1.41	(3.00)	.59	.73	.14
Total from investment operations	1.76	(2.68)	.94	.99	.24
Distributions from net investment income	(.33)	(.30)	(.46)	(.06)	-
Distributions from net realized gain	(.14)	(.64)	(.12)	-	-
Total distributions	(.46)I	(.94)	(.58)	(.06)	-
Net asset value, end of period	$ 9.21	$ 7.91	$ 11.53	$ 11.17	$ 10.24
Total Return B, C, D	22.71%	(23.91)%	8.55%	9.72%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.12%	3.19%	3.02%	2.47%	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,398	$ 7,038	$ 8,568	$ 4,851	$ 2,019
Portfolio turnover rate	47%	40%	53%	55%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.460 is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.5	6.6
VIP Equity-Income Portfolio Investor Class	7.4	7.4
VIP Growth & Income Portfolio Investor Class	7.5	7.3
VIP Growth Portfolio Investor Class	7.6	7.0
VIP Mid Cap Portfolio Investor Class	2.6	2.9
VIP Value Portfolio Investor Class	6.5	6.7
VIP Value Strategies Portfolio Investor Class	2.7	3.2
	40.8	41.1
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.9	10.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	33.9	34.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.3	9.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
Developed International Equity Funds	9.9%
Investment Grade Bond Funds	33.9%
High Yield Bond Funds	5.1%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	41.1%
Developed International Equity Funds	10.0%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	34.3%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	37.9%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	1.0%
Investment Grade Bond Funds	34.9%
High Yield Bond Funds	5.0%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 40.8%
	Shares	Value
Domestic Equity Funds - 40.8%
VIP Contrafund Portfolio Investor Class	149,806	$ 3,080,011
VIP Equity-Income Portfolio Investor Class	209,602	3,515,020
VIP Growth & Income Portfolio Investor Class	321,390	3,551,356
VIP Growth Portfolio Investor Class	120,538	3,612,526
VIP Mid Cap Portfolio Investor Class	49,551	1,262,073
VIP Value Portfolio Investor Class	328,943	3,111,804
VIP Value Strategies Portfolio Investor Class	169,667	1,306,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,671,056)		19,439,229
International Equity Funds - 9.9%

Developed International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R (Cost $6,798,458)	314,119	4,714,931
Bond Funds - 39.0%

High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	460,580	2,427,256
Investment Grade Bond Funds - 33.9%
VIP Investment Grade Bond Portfolio Investor Class	1,298,029	16,160,461
TOTAL BOND FUNDS (Cost $19,078,319)		18,587,717
Short-Term Funds - 10.3%

VIP Money Market Portfolio Investor Class (Cost $4,929,486)	4,929,486	4,929,486
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $57,477,319)		$ 47,671,363
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $221,966 all of which will expire on December 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2009

Assets
Investment in securities, at value (cost $57,477,319) - See accompanying schedule	$ 47,671,363
Cash	6
Receivable for investments sold	26,360
Receivable for fund shares sold	478
Total assets	47,698,207

Liabilities
Payable for fund shares redeemed	$ 26,840

Net Assets	$ 47,671,367
Net Assets consist of:
Paid in capital	$ 58,098,941
Accumulated undistributed net realized gain (loss) on investments	(621,618)
Net unrealized appreciation (depreciation) on investments	(9,805,956)
Net Assets, for 5,213,380 shares outstanding	$ 47,671,367
Net Asset Value, offering price and redemption price per share ($47,671,367 ÷ 5,213,380 shares)	$ 9.14

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 1,770,049

Expenses
Independent trustees' compensation	$ 148
Total expenses before reductions	148
Expense reductions	(148)	0
Net investment income (loss)		1,770,049
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	284,814
Capital gain distributions from underlying funds	82,556	367,370
Change in net unrealized appreciation (depreciation) on underlying funds		6,909,808
Net gain (loss)		7,277,178
Net increase (decrease) in net assets resulting from operations		$ 9,047,227

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,770,049	$ 1,633,790
Net realized gain (loss)	367,370	882,277
Change in net unrealized appreciation (depreciation)	6,909,808	(18,240,112)
Net increase (decrease) in net assets resulting from operations	9,047,227	(15,724,045)
Distributions to shareholders from net investment income	(1,753,497)	(1,624,548)
Distributions to shareholders from net realized gain	(622,106)	(3,165,200)
Total distributions	(2,375,603)	(4,789,748)
Share transactions Proceeds from sales of shares	7,875,090	14,126,686
Reinvestment of distributions	2,375,602	4,789,748
Cost of shares redeemed	(10,455,534)	(14,394,929)
Net increase (decrease) in net assets resulting from share transactions	(204,842)	4,521,505
Total increase (decrease) in net assets	6,466,782	(15,992,288)

Net Assets
Beginning of period	41,204,585	57,196,873
End of period (including undistributed net investment income of $0 and undistributed net investment income of $21,561, respectively)	$ 47,671,367	$ 41,204,585
Other Information Shares
Sold	908,844	1,344,489
Issued in reinvestment of distributions	275,332	559,031
Redeemed	(1,275,197)	(1,544,919)
Net increase (decrease)	(91,021)	358,601

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.77	$ 11.56	$ 11.19	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.30	.33	.24	.13
Net realized and unrealized gain (loss)	1.49	(3.12)	.62	.73	.13
Total from investment operations	1.84	(2.82)	.95	.97	.26
Distributions from net investment income	(.35)	(.33)	(.44)	(.04)	-
Distributions from net realized gain	(.12)	(.64)	(.14)	-	-
Total distributions	(.47)	(.97)	(.58)	(.04)	-
Net asset value, end of period	$ 9.14	$ 7.77	$ 11.56	$ 11.19	$ 10.26
Total Return B, C, D	24.09%	(24.99)%	8.63%	9.49%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.18%	3.01%	2.90%	2.29%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,671	$ 41,205	$ 57,197	$ 31,460	$ 9,992
Portfolio turnover rate	28%	40%	14%	29%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.7	7.0
VIP Equity-Income Portfolio Investor Class	7.7	7.9
VIP Growth & Income Portfolio Investor Class	7.7	7.8
VIP Growth Portfolio Investor Class	7.9	7.5
VIP Mid Cap Portfolio Investor Class	2.8	3.1
VIP Value Portfolio Investor Class	6.8	7.1
VIP Value Strategies Portfolio Investor Class	2.8	3.4
	42.4	43.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	10.3	10.7
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.3	5.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	33.4	32.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	8.6	7.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.4%
Developed International Equity Funds	10.3%
Investment Grade Bond Funds	33.4%
High Yield Bond Funds	5.3%
Short-Term Funds	8.6%

Six months ago
Domestic Equity Funds	43.8%
Developed International Equity Funds	10.7%
High Yield Bond Funds	5.7%
Investment Grade Bond Funds	32.7%
Short-Term Funds	7.1%

Expected
Domestic Equity Funds	39.1%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	1.1%
Investment Grade Bond Funds	34.4%
High Yield Bond Funds	5.1%
Short-Term Funds	9.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 42.4%
VIP Contrafund Portfolio Investor Class	196,275	$ 4,035,411
VIP Equity-Income Portfolio Investor Class	274,552	4,604,243
VIP Growth & Income Portfolio Investor Class	420,950	4,651,501
VIP Growth Portfolio Investor Class	157,867	4,731,266
VIP Mid Cap Portfolio Investor Class	64,957	1,654,451
VIP Value Portfolio Investor Class	430,988	4,077,143
VIP Value Strategies Portfolio Investor Class	222,403	1,712,507
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,043,939)		25,466,522
International Equity Funds - 10.3%

Developed International Equity Funds - 10.3%
VIP Overseas Portfolio Investor Class R (Cost $8,331,593)	411,599	6,178,094
Bond Funds - 38.7%

High Yield Bond Funds - 5.3%
VIP High Income Portfolio Investor Class	606,281	3,195,099
Investment Grade Bond Funds - 33.4%
VIP Investment Grade Bond Portfolio Investor Class	1,611,159	20,058,928
TOTAL BOND FUNDS (Cost $23,735,827)		23,254,027
Short-Term Funds - 8.6%

VIP Money Market Portfolio Investor Class (Cost $5,133,947)	5,133,947	5,133,947
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $70,245,306)		$ 60,032,590
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $70,245,306) - See accompanying schedule		$ 60,032,590
Receivable for fund shares sold		19,704
Total assets		60,052,294

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	19,667
Payable for fund shares redeemed	36
Total liabilities		19,704

Net Assets		$ 60,032,590
Net Assets consist of:
Paid in capital		$ 70,270,686
Undistributed net investment income		28,396
Accumulated undistributed net realized gain (loss) on investments		(53,776)
Net unrealized appreciation (depreciation) on investments		(10,212,716)
Net Assets, for 6,587,536 shares outstanding		$ 60,032,590
Net Asset Value, offering price and redemption price per share ($60,032,590 ÷ 6,587,536 shares)		$ 9.11

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 2,120,406

Expenses
Independent trustees' compensation	$ 179
Total expenses before reductions	179
Expense reductions	(179)	0
Net investment income (loss)		2,120,406
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,022,693
Capital gain distributions from underlying funds	100,852	1,123,545
Change in net unrealized appreciation (depreciation) on underlying funds		8,638,802
Net gain (loss)		9,762,347
Net increase (decrease) in net assets resulting from operations		$ 11,882,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,120,406	$ 1,712,609
Net realized gain (loss)	1,123,545	1,355,665
Change in net unrealized appreciation (depreciation)	8,638,802	(21,138,013)
Net increase (decrease) in net assets resulting from operations	11,882,753	(18,069,739)
Distributions to shareholders from net investment income	(2,103,913)	(1,741,138)
Distributions to shareholders from net realized gain	(992,936)	(4,078,180)
Total distributions	(3,096,849)	(5,819,318)
Share transactions Proceeds from sales of shares	8,251,446	14,997,325
Reinvestment of distributions	3,096,849	5,819,318
Cost of shares redeemed	(8,188,140)	(10,211,241)
Net increase (decrease) in net assets resulting from share transactions	3,160,155	10,605,402
Total increase (decrease) in net assets	11,946,059	(13,283,655)

Net Assets
Beginning of period	48,086,531	61,370,186
End of period (including undistributed net investment income of $28,396 and undistributed net investment income of $11,904, respectively)	$ 60,032,590	$ 48,086,531
Other Information Shares
Sold	982,434	1,469,101
Issued in reinvestment of distributions	354,719	669,728
Redeemed	(1,000,041)	(1,062,142)
Net increase (decrease)	337,112	1,076,687

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 11.86	$ 11.40	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.30	.33	.20	.13
Net realized and unrealized gain (loss)	1.58	(3.41)	.71	.92	.19
Total from investment operations	1.92	(3.11)	1.04	1.12	.32
Distributions from net investment income	(.34)	(.30)	(.42)	(.04)	-
Distributions from net realized gain	(.16)	(.76)	(.16)	-	-
Total distributions	(.50)	(1.06)	(.58)	(.04)	-
Net asset value, end of period	$ 9.11	$ 7.69	$ 11.86	$ 11.40	$ 10.32
Total Return B, C, D	25.25%	(27.11)%	9.26%	10.89%	3.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.08%	2.98%	2.83%	1.83%	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,033	$ 48,087	$ 61,370	$ 39,838	$ 6,939
Portfolio turnover rate	22%	29%	14%	15%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.2	8.5
VIP Equity-Income Portfolio Investor Class	9.4	9.6
VIP Growth & Income Portfolio Investor Class	9.5	9.4
VIP Growth Portfolio Investor Class	9.6	9.1
VIP Mid Cap Portfolio Investor Class	3.3	3.8
VIP Value Portfolio Investor Class	8.3	8.6
VIP Value Strategies Portfolio Investor Class	3.5	4.1
	51.8	53.1
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	12.6	13.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.2	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	26.4	25.2
Short-Term Funds
VIP Money Market Portfolio Investor Class	2.0	1.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.8%
Developed International Equity Funds	12.6%
Investment Grade Bond Funds	26.4%
High Yield Bond Funds	7.2%
Short-Term Funds	2.0%

Six months ago
Domestic Equity Funds	53.1%
Developed International Equity Funds	13.0%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	25.2%
Short-Term Funds	1.1%

Expected
Domestic Equity Funds	47.3%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	1.3%
Investment Grade Bond Funds	28.2%
High Yield Bond Funds	6.9%
Short-Term Funds	2.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 51.8%
VIP Contrafund Portfolio Investor Class	321,566	$ 6,611,394
VIP Equity-Income Portfolio Investor Class	450,133	7,548,726
VIP Growth & Income Portfolio Investor Class	690,165	7,626,325
VIP Growth Portfolio Investor Class	258,762	7,755,091
VIP Mid Cap Portfolio Investor Class	106,370	2,709,253
VIP Value Portfolio Investor Class	705,772	6,676,606
VIP Value Strategies Portfolio Investor Class	363,890	2,801,952
TOTAL DOMESTIC EQUITY FUNDS (Cost $54,206,372)		41,729,347
International Equity Funds - 12.6%

Developed International Equity Funds - 12.6%
VIP Overseas Portfolio Investor Class R (Cost $13,664,288)	674,775	10,128,375
Bond Funds - 33.6%

High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class	1,098,004	5,786,482
Investment Grade Bond Funds - 26.4%
VIP Investment Grade Bond Portfolio Investor Class	1,707,667	21,260,449
TOTAL BOND FUNDS (Cost $27,923,879)		27,046,931
Short-Term Funds - 2.0%

VIP Money Market Portfolio Investor Class (Cost $1,573,111)	1,573,111	1,573,111
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $97,367,650)		$ 80,477,764
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $97,367,650) - See accompanying schedule		$ 80,477,764
Cash		30
Receivable for fund shares sold		336,040
Total assets		80,813,834

Liabilities
Payable for investments purchased	$ 335,975
Payable for fund shares redeemed	65
Total liabilities		336,040

Net Assets		$ 80,477,794
Net Assets consist of:
Paid in capital		$ 97,751,858
Accumulated undistributed net realized gain (loss) on investments		(384,178)
Net unrealized appreciation (depreciation) on investments		(16,889,886)
Net Assets, for 9,178,883 shares outstanding		$ 80,477,794
Net Asset Value, offering price and redemption price per share ($80,477,794 ÷ 9,178,883 shares)		$ 8.77

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 2,475,413

Expenses
Independent trustees' compensation	$ 222
Total expenses before reductions	222
Expense reductions	(222)	0
Net investment income (loss)		2,475,413
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	422,750
Capital gain distributions from underlying funds	119,124	541,874
Change in net unrealized appreciation (depreciation) on underlying funds		13,314,509
Net gain (loss)		13,856,383
Net increase (decrease) in net assets resulting from operations		$ 16,331,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,475,413	$ 2,027,440
Net realized gain (loss)	541,874	2,209,582
Change in net unrealized appreciation (depreciation)	13,314,509	(32,845,647)
Net increase (decrease) in net assets resulting from operations	16,331,796	(28,608,625)
Distributions to shareholders from net investment income	(2,473,776)	(2,049,735)
Distributions to shareholders from net realized gain	(694,013)	(6,149,883)
Total distributions	(3,167,789)	(8,199,618)
Share transactions Proceeds from sales of shares	14,627,983	23,085,372
Reinvestment of distributions	3,167,789	8,199,618
Cost of shares redeemed	(9,604,524)	(11,722,760)
Net increase (decrease) in net assets resulting from share transactions	8,191,248	19,562,230
Total increase (decrease) in net assets	21,355,255	(17,246,013)

Net Assets
Beginning of period	59,122,539	76,368,552
End of period (including undistributed net investment income of $0 and undistributed net investment income of $31,830, respectively)	$ 80,477,794	$ 59,122,539
Other Information Shares
Sold	1,781,445	2,194,012
Issued in reinvestment of distributions	387,658	991,824
Redeemed	(1,296,073)	(1,198,602)
Net increase (decrease)	873,030	1,987,234

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 12.09	$ 11.53	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.30	.27	.31	.22	.17
Net realized and unrealized gain (loss)	1.72	(4.06)	.84	1.00	.19
Total from investment operations	2.02	(3.79)	1.15	1.22	.36
Distributions from net investment income	(.28)	(.27)	(.40)	(.05)	-
Distributions from net realized gain	(.09)	(.91)	(.19)	-	-
Total distributions	(.37)	(1.18)	(.59)	(.05)	-
Net asset value, end of period	$ 8.77	$ 7.12	$ 12.09	$ 11.53	$ 10.36
Total Return B, C, D	28.75%	(32.63)%	10.20%	11.82%	3.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.82%	2.77%	2.59%	2.04%	4.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,478	$ 59,123	$ 76,369	$ 47,329	$ 11,059
Portfolio turnover rate	20%	26%	12%	15%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	9.0
VIP Equity-Income Portfolio Investor Class	10.2	10.2
VIP Growth & Income Portfolio Investor Class	10.4	10.1
VIP Growth Portfolio Investor Class	10.5	9.7
VIP Mid Cap Portfolio Investor Class	3.7	4.0
VIP Value Portfolio Investor Class	9.1	9.2
VIP Value Strategies Portfolio Investor Class	3.8	4.4
	56.7	56.6
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.8	13.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.6	7.8
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	21.9	21.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.7%
Developed International Equity Funds	13.8%
Investment Grade Bond Funds	21.9%
High Yield Bond Funds	7.6%

Six months ago
Domestic Equity Funds	56.6%
Developed International Equity Funds	13.9%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	21.7%

Expected
Domestic Equity Funds	53.3%
Developed International Equity Funds	15.2%
Emerging Markets Equity Funds	1.5%
Investment Grade Bond Funds	22.5%
High Yield Bond Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 56.7%
	Shares	Value
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Investor Class	144,146	$ 2,963,640
VIP Equity-Income Portfolio Investor Class	201,783	3,383,894
VIP Growth & Income Portfolio Investor Class	309,411	3,418,994
VIP Growth Portfolio Investor Class	116,011	3,476,835
VIP Mid Cap Portfolio Investor Class	47,720	1,215,425
VIP Value Portfolio Investor Class	316,320	2,992,387
VIP Value Strategies Portfolio Investor Class	163,258	1,257,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,950,277)		18,708,258
International Equity Funds - 13.8%

Developed International Equity Funds - 13.8%
VIP Overseas Portfolio Investor Class R (Cost $5,816,939)	302,490	4,540,370
Bond Funds - 29.5%

High Yield Bond Funds - 7.6%
VIP High Income Portfolio Investor Class	474,104	2,498,530
Investment Grade Bond Funds - 21.9%
VIP Investment Grade Bond Portfolio Investor Class	581,060	7,234,195
TOTAL BOND FUNDS (Cost $10,024,216)		9,732,725
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $38,791,432)		$ 32,981,353
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $38,791,432) - See accompanying schedule		$ 32,981,353
Cash		1
Receivable for fund shares sold		9,713
Total assets		32,991,067

Liabilities
Payable for investments purchased	$ 9,698
Payable for fund shares redeemed	14
Total liabilities		9,712

Net Assets		$ 32,981,355
Net Assets consist of:
Paid in capital		$ 39,050,249
Accumulated undistributed net realized gain (loss) on investments		(258,815)
Net unrealized appreciation (depreciation) on investments		(5,810,079)
Net Assets, for 3,778,379 shares outstanding		$ 32,981,355
Net Asset Value, offering price and redemption price per share ($32,981,355 ÷ 3,778,379 shares)		$ 8.73

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 934,238

Expenses
Independent trustees' compensation	$ 86
Total expenses before reductions	86
Expense reductions	(86)	0
Net investment income (loss)		934,238
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	177,826
Capital gain distributions from underlying funds	45,133	222,959
Change in net unrealized appreciation (depreciation) on underlying funds		5,705,982
Net gain (loss)		5,928,941
Net increase (decrease) in net assets resulting from operations		$ 6,863,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 934,238	$ 719,496
Net realized gain (loss)	222,959	786,267
Change in net unrealized appreciation (depreciation)	5,705,982	(12,244,245)
Net increase (decrease) in net assets resulting from operations	6,863,179	(10,738,482)
Distributions to shareholders from net investment income	(913,842)	(730,128)
Distributions to shareholders from net realized gain	(426,022)	(2,182,389)
Total distributions	(1,339,864)	(2,912,517)
Share transactions Proceeds from sales of shares	8,304,117	8,682,575
Reinvestment of distributions	1,339,864	2,912,517
Cost of shares redeemed	(3,639,786)	(5,077,735)
Net increase (decrease) in net assets resulting from share transactions	6,004,195	6,517,357
Total increase (decrease) in net assets	11,527,510	(7,133,642)

Net Assets
Beginning of period	21,453,845	28,587,487
End of period	$ 32,981,355	$ 21,453,845
Other Information Shares
Sold	1,055,869	844,674
Issued in reinvestment of distributions	165,648	353,971
Redeemed	(489,469)	(493,969)
Net increase (decrease)	732,048	704,676

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.04	$ 12.21	$ 11.62	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.28	.27	.32	.21	.14
Net realized and unrealized gain (loss)	1.79	(4.29)	.86	1.06	.25
Total from investment operations	2.07	(4.02)	1.18	1.27	.39
Distributions from net investment income	(.25)	(.26)	(.38)	(.04)	-
Distributions from net realized gain	(.13)	(.89)	(.21)	-	-
Total distributions	(.38)	(1.15)	(.59)	(.04)	-
Net asset value, end of period	$ 8.73	$ 7.04	$ 12.21	$ 11.62	$ 10.39
Total Return B, C, D	29.95%	(34.22)%	10.39%	12.26%	3.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.65%	2.77%	2.62%	1.95%	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,981	$ 21,454	$ 28,587	$ 14,630	$ 2,424
Portfolio turnover rate	18%	30%	10%	18%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.0	10.2
VIP Equity-Income Portfolio Investor Class	11.4	11.6
VIP Growth & Income Portfolio Investor Class	11.5	11.5
VIP Growth Portfolio Investor Class	11.7	11.1
VIP Mid Cap Portfolio Investor Class	4.1	4.6
VIP Value Portfolio Investor Class	10.0	10.5
VIP Value Strategies Portfolio Investor Class	4.2	4.9
	62.9	64.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.2	15.7
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.6	7.8
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	14.3	12.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	62.9%
Developed International Equity Funds	15.2%
Investment Grade Bond Funds	14.3%
High Yield Bond Funds	7.6%

Six months ago
Domestic Equity Funds	64.4%
Developed International Equity Funds	15.7%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	12.1%

Expected
Domestic Equity Funds	57.7%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	1.6%
Investment Grade Bond Funds	16.8%
High Yield Bond Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2009. The current allocation is based on the fund's holdings as of December 31, 2009. The expected allocation represents the fund's anticipated allocation at June 30, 2010.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investments December 31, 2009

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 62.9%
VIP Contrafund Portfolio Investor Class	167,437	$ 3,442,512
VIP Equity-Income Portfolio Investor Class	234,323	3,929,602
VIP Growth & Income Portfolio Investor Class	359,282	3,970,064
VIP Growth Portfolio Investor Class	134,747	4,038,372
VIP Mid Cap Portfolio Investor Class	55,422	1,411,610
VIP Value Portfolio Investor Class	367,528	3,476,816
VIP Value Strategies Portfolio Investor Class	189,715	1,460,805
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,292,578)		21,729,781
International Equity Funds - 15.2%

Developed International Equity Funds - 15.2%
VIP Overseas Portfolio Investor Class R (Cost $7,176,615)	351,153	5,270,804
Bond Funds - 21.9%

High Yield Bond Funds - 7.6%
VIP High Income Portfolio Investor Class	496,954	2,618,946
Investment Grade Bond Funds - 14.3%
VIP Investment Grade Bond Portfolio Investor Class	396,802	4,940,185
TOTAL BOND FUNDS (Cost $7,941,596)		7,559,131
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,410,789)		$ 34,559,716
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (cost $43,410,789) - See accompanying schedule		$ 34,559,716
Receivable for fund shares sold		147,608
Total assets		34,707,324

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	147,608
Total liabilities		147,609

Net Assets		$ 34,559,715
Net Assets consist of:
Paid in capital		$ 43,517,286
Undistributed net investment income		19,651
Accumulated undistributed net realized gain (loss) on investments		(126,149)
Net unrealized appreciation (depreciation) on investments		(8,851,073)
Net Assets, for 4,124,506 shares outstanding		$ 34,559,715
Net Asset Value, offering price and redemption price per share ($34,559,715 ÷ 4,124,506 shares)		$ 8.38

Statement of Operations

	Year ended December 31, 2009

Investment Income
Income distributions from underlying funds		$ 815,117

Expenses
Independent trustees' compensation	$ 97
Total expenses before reductions	97
Expense reductions	(97)	0
Net investment income (loss)		815,117
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	483,352
Capital gain distributions from underlying funds	41,092	524,444
Change in net unrealized appreciation (depreciation) on underlying funds		6,784,077
Net gain (loss)		7,308,521
Net increase (decrease) in net assets resulting from operations		$ 8,123,638

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 815,117	$ 751,024
Net realized gain (loss)	524,444	1,109,667
Change in net unrealized appreciation (depreciation)	6,784,077	(16,514,549)
Net increase (decrease) in net assets resulting from operations	8,123,638	(14,653,858)
Distributions to shareholders from net investment income	(799,682)	(934,401)
Distributions to shareholders from net realized gain	(516,972)	(2,893,410)
Total distributions	(1,316,654)	(3,827,811)
Share transactions Proceeds from sales of shares	6,116,678	11,797,411
Reinvestment of distributions	1,316,654	3,827,811
Cost of shares redeemed	(4,466,810)	(3,711,898)
Net increase (decrease) in net assets resulting from share transactions	2,966,522	11,913,324
Total increase (decrease) in net assets	9,773,506	(6,568,345)

Net Assets
Beginning of period	24,786,209	31,354,554
End of period (including undistributed net investment income of $19,651 and undistributed net investment income of $4,216, respectively)	$ 34,559,715	$ 24,786,209
Other Information Shares
Sold	850,175	1,127,333
Issued in reinvestment of distributions	176,673	476,987
Redeemed	(623,714)	(395,836)
Net increase (decrease)	403,134	1,208,484

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.66	$ 12.48	$ 11.72	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.23	.30	.20	.15
Net realized and unrealized gain (loss)	1.85	(4.78)	.99	1.16	.27
Total from investment operations	2.06	(4.55)	1.29	1.36	.42
Distributions from net investment income	(.20)	(.29)	(.29)	(.06)	-
Distributions from net realized gain	(.14)	(.98)	(.24)	-	-
Total distributions	(.34)	(1.27)	(.53)	(.06)	-
Net asset value, end of period	$ 8.38	$ 6.66	$ 12.48	$ 11.72	$ 10.42
Total Return B, C, D	31.57%	(38.13)%	11.28%	13.12%	4.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.86%	2.38%	2.41%	1.84%	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,560	$ 24,786	$ 31,355	$ 14,728	$ 4,698
Portfolio turnover rate	21%	19%	12%	36%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 22, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$ 26,590,076	$ 384,895	$ (1,600,784)	$ (1,215,889)
VIP Investor Freedom 2005	10,619,349	197,343	(1,418,891)	(1,221,548)
VIP Investor Freedom 2010	57,863,618	97,454	(10,289,709)	(10,192,255)
VIP Investor Freedom 2015	70,679,822	863,513	(11,510,745)	(10,647,232)
VIP Investor Freedom 2020	98,036,485	1,104,771	(18,663,492)	(17,558,721)
VIP Investor Freedom 2025	39,110,321	1,167,568	(7,296,536)	(6,128,968)
VIP Investor Freedom 2030	43,746,885	713,124	(9,900,293)	(9,187,169)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryfoward	Net Unrealized Appreciation (Depreciation)
VIP Investor Freedom Income	$ 31,293	$ -	$ -	$ (1,215,889)
VIP Investor Freedom 2005	-	14,777	-	(1,221,548)
VIP Investor Freedom 2010	-	-	(221,966)	(10,192,255)
VIP Investor Freedom 2015	409,136	-	-	(10,647,232)
VIP Investor Freedom 2020	284,657	-	-	(17,558,721)
VIP Investor Freedom 2025	60,074	-	-	(6,128,968)
VIP Investor Freedom 2030	229,599	-	-	(9,187,169)

The tax character of distributions paid was as follows:

December 31, 2009	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 1,043,955	$ 106,009	$ 1,149,964
VIP Investor Freedom 2005	407,802	36,300	444,102
VIP Investor Freedom 2010	2,033,635	341,968	2,375,603
VIP Investor Freedom 2015	2,762,640	334,209	3,096,849
VIP Investor Freedom 2020	2,844,226	323,563	3,167,789
VIP Investor Freedom 2025	1,156,952	182,912	1,339,864
VIP Investor Freedom 2030	1,068,467	248,187	1,316,654
December 31, 2008	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 839,428	$ 183,649	$ 1,023,077
VIP Investor Freedom 2005	405,209	327,695	732,904
VIP Investor Freedom 2010	2,662,566	2,127,182	4,789,748
VIP Investor Freedom 2015	3,041,527	2,777,791	5,819,318
VIP Investor Freedom 2020	3,935,158	4,264,460	8,199,618
VIP Investor Freedom 2025	1,402,400	1,510,117	2,912,517
VIP Investor Freedom 2030	1,833,780	1,994,031	3,827,811

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	12,248,889	6,026,066
VIP Investor Freedom 2005	4,842,749	3,662,619
VIP Investor Freedom 2010	11,797,201	12,525,563
VIP Investor Freedom 2015	13,723,641	11,439,462
VIP Investor Freedom 2020	20,840,331	13,222,419
VIP Investor Freedom 2025	10,223,283	4,579,571
VIP Investor Freedom 2030	8,435,549	5,929,424

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Investor Freedom Income	0%	$ 67
VIP Investor Freedom 2005	0%	27
VIP Investor Freedom 2010	0%	148
VIP Investor Freedom 2015	0%	179
VIP Investor Freedom 2020	0%	222
VIP Investor Freedom 2025	0%	86
VIP Investor Freedom 2030	0%	97

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds), each a fund of Variable Insurance Products V Trust at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 22, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Investor Freedom Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Investor Freedom Portfolio's activities, review contractual arrangements with companies that provide services to each VIP Investor Freedom Portfolio, and review each VIP Investor Freedom Portfolio's performance. If the interests of a VIP Investor Freedom Portfolio and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Investor Freedom Portfolios to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
VIP Investor Freedom Income Portfolio	02/12/2010	02/12/2010	$-	$0.015
VIP Investor Freedom 2005 Portfolio	02/12/2010	02/12/2010	$-	$0.015
VIP Investor Freedom 2010 Portfolio	02/12/2010	02/12/2010	$-	$-
VIP Investor Freedom 2015 Portfolio	02/12/2010	02/12/2010	$0.005	$0.060
VIP Investor Freedom 2020 Portfolio	02/12/2010	02/12/2010	$-	$0.035
VIP Investor Freedom 2025 Portfolio	02/12/2010	02/12/2010	$-	$0.020
VIP Investor Freedom 2030 Portfolio	02/12/2010	02/12/2010	$0.005	$0.050

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Investor Freedom 2005 Portfolio	$14,777
VIP Investor Freedom 2030 Portfolio	$31,943

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Feb, 2009	Dec, 2009
VIP Investor Freedom Income Portfolio	1%	5%
VIP Investor Freedom 2005 Portfolio	-%	10%
VIP Investor Freedom 2010 Portfolio	-%	10%
VIP Investor Freedom 2015 Portfolio	-%	9%
VIP Investor Freedom 2020 Portfolio	-%	15%
VIP Investor Freedom 2025 Portfolio	-%	16%
VIP Investor Freedom 2030 Portfolio	-%	21%

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than VIP Investor Freedom Income Portfolio).

Annual Report

VIP Investor Freedom 2005 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Investor Freedom 2010 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2015 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Investor Freedom 2020 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

VIP Investor Freedom 2025 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

VIP Investor Freedom 2030 Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom Income Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying funds. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

Annual Report

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-ANN-0210
1.814507.104

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Fidelity VIP Investment Grade Central Fund Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
VIP Investment Grade Bond - Initial Class	15.72%	4.49%	6.18%
VIP Investment Grade Bond - Service Class A	15.67%	4.40%	6.07%
VIP Investment Grade Bond - Service Class 2 B	15.47%	4.25%	5.90%
VIP Investment Grade Bond - Investor Class C	15.75%	4.46%	6.17%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Taxable bonds turned in strong results for the 12 months ending December 31, 2009, buoyed by improving credit-market conditions, a better economic environment and favorable monetary policy. Many leading economic indicators gradually moved into positive territory, liquidity improved in most debt markets and policy stimulus, both in the United States and abroad, remained supportive of economic growth and kept global interest rates at low levels. The period was marked by a pronounced reversal in investors' attitude toward risk. After shunning virtually all but U.S. Treasury securities in the first quarter, an improving economic, fiscal and monetary backdrop, coupled with ultra-low yields on U.S. Treasury securities, helped entice investors to seek out higher-yielding alternatives further out on the risk spectrum during the remainder of the year. Corporate bonds and asset-backed securities, which benefited most from investors' increased risk appetite, fared best, with the Barclays Capital U.S. Credit Bond Index and the Barclays Capital U.S. Fixed-Rate ABS Index climbing 16.04% and 24.72%, respectively. Meanwhile, mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - rose 5.89%. Higher-quality securities trailed, with the Barclays Capital U.S. Agency Bond Index gaining 1.53% and the Barclays Capital U.S. Treasury Bond Index returning -3.57%. Overall, U.S. investment-grade bonds gained 5.93%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Bond Portfolio: For the year, the fund substantially outpaced the Barclays Capital U.S. Aggregate Bond Index. (For specific portfolio results, please refer to the performance section of this report.) I invested virtually all of the fund's assets in VIP Investment Grade Central Fund, which I also manage, with the remainder invested in individual securities, short-term repurchase agreements and Fidelity® Specialized High Income Central Fund. My discussion of the fund's performance reflects its holdings in aggregate, including the underlying central funds and the other investments I just mentioned. Sector selection was a key factor behind the fund's strong showing. Specifically, significant overweightings in spread sectors - including corporate bonds and securitized products such as ABS and CMBS (commercial mortgage-backed securities) - were hugely positive, as they strongly outpaced the index. At the same time, a sizable underweighting in U.S. government securities - including Treasuries, agencies and agency-issued mortgage-backed securities - also helped because they underperformed. A timely build-up in corporate bonds issued by financial companies benefited the fund's absolute and relative performance because they were standouts during the year. Later in the period, I reduced the fund's stake in spread products, because I believed their price gains had overshot economic fundamentals, and significantly increased the fund's holdings in Treasuries, which I felt were attractively valued. Investments in Treasury Inflation-Protected Securities (TIPS) also worked in our favor because they outpaced both the benchmark and plain-vanilla Treasuries. In terms of disappointments, I'd single out my decision not to invest even more in spread products than I did, given how well they performed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Initial Class	.45%
Actual		$ 1,000.00	$ 1,070.30	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Service Class	.55%
Actual		$ 1,000.00	$ 1,069.90	$ 2.87
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Service Class 2.70%
Actual		$ 1,000.00	$ 1,069.50	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Investor Class	.45%
Actual		$ 1,000.00	$ 1,070.40	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund as of their most recent fiscal half-year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations † 59.4%	U.S. Government and U.S. Government Agency Obligations † 55.1%
AAA 7.8%	AAA 8.0%
AA 3.8%	AA 4.3%
A 8.3%	A 10.2%
BBB 14.7%	BBB 17.0%
BB and Below 4.3%	BB and Below 5.5%
Not Rated 0.0%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets*** (0.6)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2009
6 months ago
Years	5.3	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	4.1	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Corporate Bonds 27.0%		Corporate Bonds 32.2%
	U.S. Government and U.S. Government Agency Obligations † 59.4%		U.S. Government and U.S. Government Agency Obligations † 55.1%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 3.3%
	CMOs and Other Mortgage Related Securities 8.9%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets*** (0.6)%
* Foreign investments	5.3%	** Foreign investments	6.2%
* Futures and Swaps	8.9%	** Futures and Swaps	11.6%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.9%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 97.3%
Fidelity VIP Investment Grade Central Fund (d)	28,918,649	$ 3,022,577,174
HIGH YIELD FIXED-INCOME FUNDS - 1.6%
Fidelity Specialized High Income Central Fund (c)	516,187	49,151,300
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,027,557,141)		3,071,728,474
Nonconvertible Bonds - 0.0%
	Principal Amount
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,396,310)	$ 1,750,000	1,811,357
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.6331% 1/22/13 (a)(b)	1,800,000	0
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	968,234	804,058
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	760,698
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	444,561
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	70,569	70,216
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	0
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,105,229
TOTAL ASSET-BACKED SECURITIES (Cost $5,162,745)		3,184,762
Collateralized Mortgage Obligations - 0.8%
	Principal Amount	Value
Private Sponsor - 0.8%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9613% 11/25/35 (b)	$ 11,084,045	$ 5,948,236
Class 2A3, 2.1317% 11/25/35 (b)	2,656,742	1,438,377
Series 2005-56:
Class 4A1, 0.5413% 11/25/35 (b)	2,111,096	1,169,784
Class 5A1, 0.5513% 11/25/35 (b)	3,238,128	1,822,699
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4713% 4/25/36 (b)	5,528,013	2,991,753
Series 2006-5 Class A1A, 0.4213% 7/25/36 (b)	4,444,843	2,192,682
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4413% 5/25/47 (b)	899,857	365,138
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4013% 2/25/37 (b)	2,098,383	1,193,856
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.6317% 1/25/46 (b)	4,903,508	2,603,757
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4213% 7/25/46 (b)	9,011,392	4,597,382
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 4.4822% 3/25/35 (b)	1,216,040	633,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,729,042)		24,956,685
Cash Equivalents - 0.3%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.03%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $8,404,000)	$ 8,404,027	8,404,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,067,249,238)	3,110,085,278
NET OTHER ASSETS - (0.1)%	(3,098,029)
NET ASSETS - 100%	$ 3,106,987,249
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,996,119 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(d) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,404,000 due 1/04/10 at 0.03%
BNP Paribas Securities Corp.	$ 2,980,986
Mizuho Securities USA, Inc.	5,423,014
$ 8,404,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 3,356,814
Fidelity VIP Investment Grade Central Fund	117,660,839
Total	$ 121,017,653
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,045,212	$ 3,356,754	$ -	$ 49,151,300	11.6%
Fidelity VIP Investment Grade Central Fund	2,316,100,909	540,266,076	79,960,961	3,022,577,174	76.4%
Total	$ 2,351,146,121	$ 543,622,830	$ 79,960,961	$ 3,071,728,474
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,811,357	$ -	$ 1,811,357	$ -
Asset-Backed Securities	3,184,762	-	3,184,762	-
Collateralized Mortgage Obligations	24,956,685	-	24,956,685	-
Fixed-Income Central Funds	3,071,728,474	3,071,728,474	-	-
Cash Equivalents	8,404,000	-	8,404,000	-
Total Investments in Securities:	$ 3,110,085,278	$ 3,071,728,474	$ 38,356,804	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,645,453
Total Realized Gain (Loss)	(1,335,386)
Total Unrealized Gain (Loss)	1,043,843
Cost of Purchases	-
Proceeds of Sales	(203,329)
Amortization/Accretion	17,796
Transfers in/out of Level 3	(1,168,377)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (269,420)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At December 31, 2009, the fund had a capital loss carryforward of approximately $32,822,512 of which $7,863,643, $17,621,107 and $7,337,762 will expire on December 31, 2014, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $8,404,000) - See accompanying schedule: Unaffiliated issuers (cost $39,692,097)	$ 38,356,804
Fidelity Central Funds (cost $3,027,557,141)	3,071,728,474
Total Investments (cost $3,067,249,238)		$ 3,110,085,278
Cash		502
Receivable for fund shares sold		1,716,509
Interest receivable		33,538
Prepaid expenses		9,752
Receivable from investment adviser for expense reductions		2,028
Total assets		3,111,847,607

Liabilities
Payable for investments purchased	$ 4,708
Payable for fund shares redeemed	3,344,628
Accrued management fee	823,934
Distribution fees payable	280,698
Other affiliated payables	270,236
Other payables and accrued expenses	136,154
Total liabilities		4,860,358

Net Assets		$ 3,106,987,249
Net Assets consist of:
Paid in capital		$ 3,091,719,993
Undistributed net investment income		1,802,543
Accumulated undistributed net realized gain (loss) on investments		(29,371,327)
Net unrealized appreciation (depreciation) on investments		42,836,040
Net Assets		$ 3,106,987,249

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($1,083,773,118 ÷ 86,817,906 shares)	$ 12.48

Service Class: Net Asset Value, offering price and redemption price per share ($259,246,491 ÷ 20,926,481 shares)	$ 12.39

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,240,935,419 ÷ 101,242,679 shares)	$ 12.26

Investor Class: Net Asset Value, offering price and redemption price per share ($523,032,221 ÷ 42,008,355 shares)	$ 12.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 3,560,650
Income from Fidelity Central Funds		121,017,653
Total income		124,578,303

Expenses
Management fee	$ 8,550,387
Transfer agent fees	1,978,366
Distribution fees	2,850,911
Accounting fees and expenses	866,024
Custodian fees and expenses	4,552
Independent trustees' compensation	9,275
Audit	50,256
Legal	11,445
Miscellaneous	604,451
Total expenses before reductions	14,925,667
Expense reductions	(109,251)	14,816,416
Net investment income		109,761,887
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,149,369)
Fidelity Central Funds	(4,151,200)
Capital gain distributions from Fidelity Central Funds	7,463,869
Total net realized gain (loss)		2,163,300
Change in net unrealized appreciation (depreciation) on investment securities		270,387,352
Net gain (loss)		272,550,652
Net increase (decrease) in net assets resulting from operations		$ 382,312,539

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 109,761,887	$ 124,409,257
Net realized gain (loss)	2,163,300	(16,333,176)
Change in net unrealized appreciation (depreciation)	270,387,352	(205,917,803)
Net increase (decrease) in net assets resulting from operations	382,312,539	(97,841,722)
Distributions to shareholders from net investment income	(231,145,149)	(105,712,321)
Distributions to shareholders from net realized gain	(11,161,010)	(2,086,364)
Total distributions	(242,306,159)	(107,798,685)
Share transactions - net increase (decrease)	591,004,922	(3,528,757)
Total increase (decrease) in net assets	731,011,302	(209,169,164)

Net Assets
Beginning of period	2,375,975,947	2,585,145,111
End of period (including undistributed net investment income of $1,802,543 and undistributed net investment income of $123,720,641, respectively)	$ 3,106,987,249	$ 2,375,975,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.76	$ 12.76	$ 12.76	$ 13.25
Income from Investment Operations
Net investment income C	.510	.592	.610	.591	.523
Net realized and unrealized gain (loss)	1.266	(.987)	(.076)	(.060)	(.243)
Total from investment operations	1.776	(.395)	.534	.531	.280
Distributions from net investment income	(1.087)	(.515)	(.534)	(.501)	(.480)
Distributions from net realized gain	(.049)	(.010)	-	(.030)	(.290)
Total distributions	(1.136)	(.525)	(.534)	(.531)	(.770)
Net asset value, end of period	$ 12.48	$ 11.84	$ 12.76	$ 12.76	$ 12.76
Total Return A, B	15.72%	(3.25)%	4.35%	4.35%	2.19%
Ratios to Average Net Assets D, F
Expenses before reductions	.45%	.43%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.45%	.43%	.43%	.44%	.49%
Expenses net of all reductions	.45%	.43%	.43%	.44%	.49%
Net investment income	4.19%	4.84%	4.88%	4.75%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083,773	$ 936,912	$ 1,134,915	$ 1,184,942	$ 1,284,600
Portfolio turnover rate E	3%	14%	2%	34%	157%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 12.68	$ 12.68	$ 12.68	$ 13.18
Income from Investment Operations
Net investment income C	.495	.572	.593	.575	.511
Net realized and unrealized gain (loss)	1.262	(.986)	(.069)	(.053)	(.246)
Total from investment operations	1.757	(.414)	.524	.522	.265
Distributions from net investment income	(1.068)	(.506)	(.524)	(.492)	(.475)
Distributions from net realized gain	(.049)	(.010)	-	(.030)	(.290)
Total distributions	(1.117)	(.516)	(.524)	(.522)	(.765)
Net asset value, end of period	$ 12.39	$ 11.75	$ 12.68	$ 12.68	$ 12.68
Total Return A, B	15.67%	(3.42)%	4.29%	4.30%	2.08%
Ratios to Average Net Assets D, F
Expenses before reductions	.54%	.53%	.53%	.54%	.58%
Expenses net of fee waivers, if any	.54%	.53%	.53%	.54%	.58%
Expenses net of all reductions	.54%	.53%	.53%	.54%	.58%
Net investment income	4.09%	4.75%	4.78%	4.65%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,246	$ 202,501	$ 147,990	$ 99,633	$ 79,205
Portfolio turnover rate E	3%	14%	2%	34%	157%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.55	$ 12.56	$ 12.57	$ 13.08
Income from Investment Operations
Net investment income C	.473	.551	.568	.551	.488
Net realized and unrealized gain (loss)	1.244	(.975)	(.064)	(.053)	(.248)
Total from investment operations	1.717	(.424)	.504	.498	.240
Distributions from net investment income	(1.028)	(.496)	(.514)	(.478)	(.460)
Distributions from net realized gain	(.049)	(.010)	-	(.030)	(.290)
Total distributions	(1.077)	(.506)	(.514)	(.508)	(.750)
Net asset value, end of period	$ 12.26	$ 11.62	$ 12.55	$ 12.56	$ 12.57
Total Return A, B	15.47%	(3.54)%	4.17%	4.14%	1.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.69%	.67%	.68%	.69%	.73%
Expenses net of fee waivers, if any	.69%	.67%	.68%	.69%	.73%
Expenses net of all reductions	.69%	.67%	.68%	.69%	.73%
Net investment income	3.94%	4.60%	4.63%	4.50%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,240,935	$ 930,150	$ 1,018,017	$ 497,504	$ 285,528
Portfolio turnover rate E	3%	14%	2%	34%	157%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 12.73	$ 12.74	$ 12.75	$ 12.65
Income from Investment Operations
Net investment income E	.511	.586	.603	.583	.242
Net realized and unrealized gain (loss)	1.263	(.983)	(.079)	(.055)	(.142)
Total from investment operations	1.774	(.397)	.524	.528	.100
Distributions from net investment income	(1.085)	(.513)	(.534)	(.508)	-
Distributions from net realized gain	(.049)	(.010)	-	(.030)	-
Total distributions	(1.134)	(.523)	(.534)	(.538)	-
Net asset value, end of period	$ 12.45	$ 11.81	$ 12.73	$ 12.74	$ 12.75
Total Return B, C, D	15.75%	(3.28)%	4.28%	4.33%	.79%
Ratios to Average Net Assets F, I
Expenses before reductions	.48%	.46%	.46%	.48%	.49% A
Expenses net of fee waivers, if any	.45%	.45%	.46%	.48%	.49% A
Expenses net of all reductions	.45%	.45%	.46%	.48%	.49% A
Net investment income	4.18%	4.82%	4.84%	4.72%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 523,032	$ 306,413	$ 284,223	$ 168,456	$ 42,944
Portfolio turnover rate G	3%	14%	2%	34%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. The fund invests substantially all of its assets in VIP Investment Grade Central Fund, which is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR and seeks a high level of income by normally investing in investment-grade debt securities. VIP Investment Grade Central Fund's operating and accounting policies are outlined in its financial statements, included at the end of this report as an attachment. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for Fidelity Specialized High Income Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Fixed-Income Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 108,854,718
Gross unrealized depreciation	(5,356,842)
Net unrealized appreciation (depreciation)	$ 103,497,876

Tax Cost	$ 3,006,587,402

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,281,861
Capital loss carryforward	$ (32,822,512)
Net unrealized appreciation (depreciation)	$ 103,497,876

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 242,306,159	$ 107,798,685

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $549,364,589 and $87,434,055, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 233,410
Service Class 2	2,617,501
$ 2,850,911

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Initial Class	$ 704,163
Service Class	157,722
Service Class 2	698,002
Investor Class	418,479
$ 1,978,366

Accounting Fees Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,182 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Investor Class	.45%	$ 109,173

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $78.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Initial Class	$ 87,610,201	$ 46,263,083
Service Class	19,954,637	6,147,734
Service Class 2	88,033,795	41,219,973
Investor Class	35,546,516	12,081,531
Total	$ 231,145,149	$ 105,712,321
From net realized gain
Initial Class	$ 4,011,757	$ 898,312
Service Class	945,912	121,497
Service Class 2	4,432,173	831,048
Investor Class	1,771,168	235,507
Total	$ 11,161,010	$ 2,086,364

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Initial Class
Shares sold	15,591,090	13,499,854	$ 191,599,400	$ 166,634,791
Reinvestment of distributions	7,704,191	3,834,260	91,621,958	47,161,395
Shares redeemed	(15,602,320)	(27,118,115)	(188,710,961)	(327,326,683)
Net increase (decrease)	7,692,961	(9,784,001)	$ 94,510,397	$ (113,530,497)
Service Class
Shares sold	5,896,195	9,000,359	$ 71,123,720	$ 109,750,694
Reinvestment of distributions	1,768,247	513,030	20,900,549	6,269,231
Shares redeemed	(3,968,274)	(3,957,403)	(47,914,261)	(47,475,670)
Net increase (decrease)	3,696,168	5,555,986	$ 44,110,008	$ 68,544,255
Service Class 2
Shares sold	30,001,161	21,543,085	$ 360,275,824	$ 261,036,695
Reinvestment of distributions	7,883,820	3,475,291	92,465,968	42,051,020
Shares redeemed	(16,703,361)	(26,106,153)	(196,872,876)	(307,620,612)
Net increase (decrease)	21,181,620	(1,087,777)	$ 255,868,916	$ (4,532,897)
Investor Class
Shares sold	16,665,565	9,385,653	$ 204,785,485	$ 115,089,715
Reinvestment of distributions	3,117,232	1,003,016	37,317,684	12,317,039
Shares redeemed	(3,716,578)	(6,765,340)	(45,587,568)	(81,416,372)
Net increase (decrease)	16,066,219	3,623,329	$ 196,515,601	$ 45,990,382

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the fund, and 1 otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 6.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of December 31, 2009 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investment Grade Central Fund	15.71%	6.70%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Not Part of Financial Report

Management's Discussion of Fund Performance

Market Recap: Taxable bonds turned in strong results for the 12 months ending December 31, 2009, buoyed by improving credit-market conditions, a better economic environment and favorable monetary policy. Many leading economic indicators gradually moved into positive territory, liquidity improved in most debt markets and policy stimulus, both in the United States and abroad, remained supportive of economic growth and kept global interest rates at low levels. The period was marked by a pronounced reversal in investors' attitude toward risk. After shunning virtually all but U.S. Treasury securities in the first quarter, an improving economic, fiscal and monetary backdrop, coupled with ultra-low yields on U.S. Treasury securities, helped entice investors to seek out higher-yielding alternatives further out on the risk spectrum during the remainder of the year. Corporate bonds and asset-backed securities, which benefited most from investors' increased risk appetite, fared best, with the Barclays Capital U.S. Credit Bond Index and the Barclays Capital U.S. Fixed-Rate ABS Index climbing 16.04% and 24.72%, respectively. Meanwhile, mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - rose 5.89%. Higher-quality securities trailed, with the Barclays Capital U.S. Agency Bond Index gaining 1.53% and the Barclays Capital U.S. Treasury Bond Index returning -3.57%. Overall, U.S. investment-grade bonds gained 5.93%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund: For the year, the fund returned 15.71%, substantially outpacing the Barclays Capital U.S. Aggregate Bond Index. Sector selection was a key factor behind the fund's strong showing. Specifically, significant overweightings in spread sectors - including corporate bonds and securitized products such as ABS and CMBS (commercial mortgage-backed securities) - were hugely positive, as they strongly outpaced the index. At the same time, a sizable underweighting in U.S. government securities - including Treasuries, agencies and agency-issued mortgage-backed securities - also helped because they underperformed. A timely build-up in corporate bonds issued by financial companies benefited the fund's absolute and relative performance because they were standouts during the year. Toward the end of the period, I reduced the fund's stake in spread products, because I believed their price gains had overshot economic fundamentals, and significantly increased the fund's holdings in Treasuries, which I felt were attractively valued. Investments in Treasury Inflation-Protected Securities (TIPS) also worked in our favor because they outpaced both the benchmark and plain-vanilla Treasuries. In terms of disappointments, I'd single out my decision not to invest even more in spread products than I did, given how well they performed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Actual	.0029%	$ 1,000.00	$ 1,069.70	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations † 61.0%	U.S. Government and U.S. Government Agency Obligations 57.3%
AAA 8.0%	AAA 8.2%
AA 3.9%	AA 4.3%
A 8.5%	A 10.7%
BBB 15.0%	BBB 17.3%
BB and Below 2.1%	BB and Below 3.4%
Not Rated 0.0%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets*** (1.8)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2009
6 months ago
Years	5.3	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Corporate Bonds 26.3%		Corporate Bonds 31.8%
	U.S. Government and U.S. Government Agency Obligations † 61.0%		U.S. Government and U.S. Government Agency Obligations † 57.3%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 3.3%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 9.1%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets** * (1.8)%
* Foreign investments	5.2%	** Foreign investments	6.0%
* Futures and Swaps	9.1%	** Futures and Swaps	12.0%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	$ 3,110,000	$ 3,098,509
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	4,135,882
5.875% 1/15/36	5,320,000	4,556,910
		8,692,792
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	105,950
6.875% 5/1/12	290,000	317,475
7.625% 4/15/31	1,625,000	1,887,646
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,055,257
5.5% 3/15/11	2,675,000	2,799,313
6.45% 3/15/37	5,676,000	5,852,353
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,352,787
4.625% 6/1/13	3,475,000	3,613,611
6.25% 6/1/18 (b)	3,626,000	3,859,464
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,126,512
News America, Inc.:
6.15% 3/1/37	1,745,000	1,736,080
6.2% 12/15/34	5,840,000	5,869,288
6.9% 3/1/19	1,540,000	1,735,218
Time Warner Cable, Inc.:
5% 2/1/20	3,471,000	3,365,936
5.85% 5/1/17	2,467,000	2,592,013
6.2% 7/1/13	7,000,000	7,689,192
6.75% 7/1/18	4,425,000	4,861,141
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	5,952,407
6.5% 11/15/36	2,925,000	3,054,110
Viacom, Inc.:
6.125% 10/5/17	2,710,000	2,922,895
6.75% 10/5/37	935,000	964,617
		67,713,265
TOTAL CONSUMER DISCRETIONARY		79,504,566
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (b)	3,000,000	3,402,483
7.75% 1/15/19 (b)	3,200,000	3,746,544
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,825,295
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,261,608
		11,235,930

	Principal Amount	Value
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28	$ 6,909,462	$ 6,538,700
6.302% 6/1/37 (i)	5,910,000	5,097,375
		11,636,075
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,764,881
Kraft Foods, Inc. 6.125% 2/1/18	2,376,000	2,498,464
		6,263,345
Tobacco - 0.4%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,500,943
9.95% 11/10/38	2,699,000	3,518,173
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,065,625
5.65% 5/16/18	2,751,000	2,892,897
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,076,623
		18,054,261
TOTAL CONSUMER STAPLES		47,189,611
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,034,000	2,502,745
Transocean Ltd. 6% 3/15/18	7,310,000	7,799,339
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,280,285
9.625% 3/1/19	5,089,000	6,344,472
		18,926,841
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	5,132,652
6.45% 9/15/36	1,155,000	1,206,246
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,073,831
Cenovus Energy, Inc.:
5.7% 10/15/19 (b)	1,186,000	1,237,076
6.75% 11/15/39 (b)	2,373,000	2,586,698
ConocoPhillips 5.75% 2/1/19	3,900,000	4,268,733
Devon Energy Corp. 6.3% 1/15/19	3,000,000	3,340,371
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,258,945
Duke Capital LLC:
6.25% 2/15/13	855,000	919,305
6.75% 2/15/32	4,255,000	4,312,787
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	3,122,711
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,429,987
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 320,000	$ 349,343
Enterprise Products Operating LP:
6.65% 4/15/18	1,423,000	1,541,281
7.55% 4/15/38	3,470,000	3,918,504
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	6,345,001
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,481,085
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	838,672
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,102,655
6.4% 5/15/37	2,125,000	2,140,974
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	2,152,032
Pemex Project Funding Master Trust:
0.8553% 12/3/12 (b)(i)	410,000	395,650
1.5536% 6/15/10 (b)(i)	4,480,000	4,491,200
Petro-Canada:
6.05% 5/15/18	1,480,000	1,590,960
6.8% 5/15/38	3,485,000	3,841,529
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,360,106
6.875% 1/20/40	3,500,000	3,596,597
7.875% 3/15/19	4,277,000	4,956,401
Plains All American Pipeline LP 6.125% 1/15/17	1,250,000	1,312,954
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,009,000	2,077,013
5.5% 9/30/14 (b)	2,808,000	2,941,784
5.832% 9/30/16 (b)	2,375,000	2,487,124
6.332% 9/30/27 (b)	2,415,000	2,438,232
6.75% 9/30/19 (b)	1,838,000	1,988,576
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,005,690
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,561,602
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	670,880
		107,475,187
TOTAL ENERGY		126,402,028
FINANCIALS - 12.0%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	7,200,844
BlackRock, Inc. 6.25% 9/15/17	2,091,000	2,248,291

	Principal Amount	Value
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,770,000	$ 4,003,789
5.625% 1/15/17	3,000,000	3,064,080
5.95% 1/18/18	755,000	797,260
6.15% 4/1/18	5,954,000	6,373,751
6.75% 10/1/37	6,705,000	6,891,982
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	2,041,000	2,050,480
6.5% 6/15/12	6,015,000	5,970,748
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,831,979
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,930,095
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,250,624
7.125% 5/15/15	5,585,000	5,798,040
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,298,375
5.45% 2/5/13	2,509,000	2,640,148
6.4% 8/28/17	1,300,000	1,368,091
6.875% 4/25/18	1,676,000	1,805,786
Morgan Stanley:
0.5344% 1/9/12 (i)	4,300,000	4,251,315
4.75% 4/1/14	1,500,000	1,508,621
5.45% 1/9/17	900,000	909,644
5.95% 12/28/17	2,100,000	2,166,024
6% 5/13/14	3,380,000	3,634,183
6.6% 4/1/12	7,695,000	8,372,114
6.625% 4/1/18	10,165,000	10,990,073
7.3% 5/13/19	3,590,000	4,031,319
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,203,285
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	4,805,007
5.875% 12/20/17	3,145,000	3,232,091
		115,628,039
Commercial Banks - 2.0%
American Express Bank FSB 6% 9/13/17	3,625,000	3,761,039
Bank of America NA 5.3% 3/15/17	6,480,000	6,350,983
Barclays Bank PLC 5% 9/22/16	5,810,000	5,936,728
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,162,950
Credit Suisse First Boston 6% 2/15/18	6,110,000	6,393,125
Credit Suisse First Boston New York Branch 5% 5/15/13	2,403,000	2,562,643
Credit Suisse New York Branch 5.5% 5/1/14	2,200,000	2,387,442
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (b)(i)	280,110	266,805
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,990,795
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 930,000	$ 758,674
8.25% 3/1/38	3,564,000	3,388,612
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,412,556
HSBC Holdings PLC:
0.4841% 10/6/16 (i)	399,000	379,394
6.5% 9/15/37	7,355,000	7,684,445
Korea Development Bank 5.3% 1/17/13	3,805,000	3,995,463
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (b)(i)	269,000	247,310
PNC Funding Corp. 0.4206% 1/31/12 (i)	1,019,000	995,743
Regions Financial Corp. 7.75% 11/10/14	2,340,000	2,307,762
Santander Issuances SA Unipersonal 0.6134% 6/20/16 (b)(i)	398,837	371,161
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,508,554
Standard Chartered Bank 6.4% 9/26/17 (b)	1,257,000	1,299,876
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,498,756
Wachovia Corp. 4.875% 2/15/14	785,000	798,352
Wells Fargo & Co.:
3.75% 10/1/14	3,750,000	3,738,953
5.625% 12/11/17	4,754,000	4,944,902
		78,143,023
Consumer Finance - 1.1%
American General Finance Corp. 6.9% 12/15/17	2,370,000	1,645,619
Capital One Bank USA NA 8.8% 7/15/19	2,580,000	3,048,701
Capital One Financial Corp.:
5.7% 9/15/11	1,991,000	2,091,289
7.375% 5/23/14	3,210,000	3,634,465
Discover Financial Services 0.7843% 6/11/10 (i)	4,407,000	4,368,619
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,493,157
5.625% 5/1/18	9,700,000	9,939,988
5.875% 1/14/38	3,600,000	3,333,179
5.9% 5/13/14	4,170,000	4,508,070
6.375% 11/15/67 (i)	4,000,000	3,470,000
MBNA America Bank NA 7.125% 11/15/12 (b)	1,075,000	1,170,203
MBNA Corp. 7.5% 3/15/12	1,860,000	2,030,977
		41,734,267
Diversified Financial Services - 1.4%
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,567,875

	Principal Amount	Value
Citigroup, Inc.:
5.3% 10/17/12	$ 2,152,000	$ 2,241,831
5.5% 4/11/13	1,390,000	1,441,103
6.125% 5/15/18	6,240,000	6,273,746
6.5% 8/19/13	8,073,000	8,599,303
CME Group, Inc. 5.75% 2/15/14	1,779,000	1,945,819
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	3,589,855
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	20,000	20,041
5.6% 6/1/11	88,000	93,150
5.75% 1/2/13	3,500,000	3,732,708
6.3% 4/23/19	3,920,000	4,312,302
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,517,699
5.35% 4/15/12 (b)	1,700,000	1,539,053
5.5% 1/15/14 (b)	2,405,000	1,970,111
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,856,987
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(i)	1,580,000	1,437,800
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(i)	3,716,000	3,307,240
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(i)	254,000	205,590
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(i)	1,016,000	858,520
		54,510,733
Insurance - 1.9%
Allstate Corp.:
6.2% 5/16/14	2,709,000	2,995,918
7.45% 5/16/19	2,682,000	3,116,007
American International Group, Inc. 8.175% 5/15/68 (i)	3,075,000	2,029,500
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	422,768
Lincoln National Corp. 7% 5/17/66 (i)	4,785,000	3,971,550
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	6,066,000	7,360,011
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	3,000,000	3,679,347
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (b)(i)	3,285,000	3,236,054
MetLife, Inc.:
6.75% 6/1/16	3,234,000	3,621,566
7.717% 2/15/19	4,779,000	5,615,970
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	2,884,000	3,052,129
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	6,349,481
New York Life Insurance Co. 6.75% 11/15/39 (b)	2,390,000	2,444,181
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,855,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	$ 3,660,000	$ 4,226,334
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,441,186
5.5% 3/15/16	1,552,000	1,554,089
6.2% 1/15/15	460,000	494,902
7.375% 6/15/19	1,250,000	1,401,459
8.875% 6/15/68 (i)	4,682,000	4,962,920
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	5,693,648
The Chubb Corp.:
5.75% 5/15/18	1,895,000	2,011,829
6.5% 5/15/38	1,595,000	1,756,433
		75,292,952
Real Estate Investment Trusts - 2.0%
AMB Property LP 5.9% 8/15/13	2,575,000	2,629,551
Arden Realty LP 5.25% 3/1/15	625,000	643,531
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	530,719
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,260,000	2,295,322
5.7% 5/1/17	5,000,000	4,484,905
5.75% 4/1/12	1,356,000	1,382,165
Camden Property Trust 5.375% 12/15/13	2,985,000	3,014,256
Colonial Properties Trust:
4.8% 4/1/11	269,000	262,018
5.5% 10/1/15	6,290,000	5,682,883
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	223,593
5% 5/3/10	2,435,000	2,434,942
5.25% 4/15/11	2,335,000	2,308,442
5.375% 10/15/12	1,240,000	1,165,420
Duke Realty LP:
4.625% 5/15/13	925,000	892,039
5.4% 8/15/14	2,175,000	2,131,691
5.5% 3/1/16	1,270,000	1,169,130
5.625% 8/15/11	3,500,000	3,583,237
5.95% 2/15/17	778,000	724,084
6.25% 5/15/13	2,800,000	2,882,532
6.5% 1/15/18	2,445,000	2,315,611
6.95% 3/15/11	1,535,000	1,556,759
Equity One, Inc. 6% 9/15/17	2,390,000	2,146,483
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,409,147
HRPT Properties Trust:
5.75% 11/1/15	670,000	629,929

	Principal Amount	Value
6.25% 6/15/17	$ 4,455,000	$ 4,024,990
Liberty Property LP:
5.5% 12/15/16	2,275,000	2,100,173
6.625% 10/1/17	2,290,000	2,220,744
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,745,415
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	792,191
6% 3/31/16	3,099,000	2,652,970
Simon Property Group LP:
4.6% 6/15/10	1,583,000	1,606,438
4.875% 8/15/10	4,120,000	4,203,290
5% 3/1/12	2,060,000	2,129,243
5.1% 6/15/15	2,220,000	2,192,920
5.375% 6/1/11	3,556,000	3,691,366
7.75% 1/20/11	595,000	621,129
UDR, Inc. 5.5% 4/1/14	2,690,000	2,695,316
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	867,872
Washington (REIT) 5.95% 6/15/11	3,015,000	3,065,438
		81,107,884
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,034,000	1,016,591
5.5% 10/1/12	3,548,000	3,707,660
5.75% 6/15/17	3,760,000	3,760,425
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,639,723
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,679,597
6.75% 1/15/12	2,035,000	2,137,133
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (b)	2,400,000	2,480,971
		17,422,100
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.65% 5/1/18	4,438,000	4,507,286
6.5% 8/1/16	3,000,000	3,225,966
7.375% 5/15/14	759,000	861,248
Independence Community Bank Corp. 2.1097% 4/1/14 (i)	4,690,000	4,488,579
		13,083,079
TOTAL FINANCIALS		476,922,077
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,204,805
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14	$ 1,786,000	$ 1,948,758
7.25% 6/15/19	1,157,000	1,314,565
		6,468,128
Pharmaceuticals - 0.1%
AstraZeneca PLC 5.9% 9/15/17	1,990,000	2,211,230
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	3,103,382
		5,314,612
TOTAL HEALTH CARE		11,782,740
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,517,578
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	4,469,850
7.45% 5/1/34 (b)	420,000	363,300
		8,350,728
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	230,254	230,254
Continental Airlines, Inc.:
6.648% 3/15/19	1,547,731	1,474,213
6.795% 2/2/20	3,171,707	2,854,536
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,678,577	2,541,300
7.57% 11/18/10	5,885,000	5,965,919
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,968,066	2,611,898
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,467,663	1,203,484
8.36% 7/20/20	5,135,950	4,673,715
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	97,580	97,580
7.186% 10/1/12	242,724	242,118
		21,895,017
Building Products - 0.0%
Masco Corp. 0.5543% 3/12/10 (i)	941,000	937,164
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.45% 10/15/12	2,155,000	2,331,861

	Principal Amount	Value
General Electric Co. 5.25% 12/6/17	$ 7,130,000	$ 7,285,897
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,707,190
		13,324,948
TOTAL INDUSTRIALS		44,507,857
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,343,000	2,298,446
5.5% 1/15/40	2,343,000	2,240,400
		4,538,846
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	1,263,148
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	194,939
National Semiconductor Corp. 0.5036% 6/15/10 (i)	1,092,000	1,079,844
		1,274,783
TOTAL INFORMATION TECHNOLOGY		7,076,777
MATERIALS - 1.5%
Chemicals - 0.6%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,699,383
7.6% 5/15/14	6,141,000	6,987,795
8.55% 5/15/19	4,126,000	4,922,916
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	3,332,000	3,262,025
Lubrizol Corp. 8.875% 2/1/19	3,277,000	4,074,242
		22,946,361
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (b)	2,675,000	3,209,834
9.375% 4/8/19 (b)	5,819,000	7,391,352
BHP Billiton Financial USA Ltd. 5.5% 4/1/14	3,707,000	4,065,953
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	8,335,561
6.5% 7/15/18	2,796,000	3,071,350
7.125% 7/15/28	3,500,000	3,961,636
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,424,738
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,249,306
		34,709,730
TOTAL MATERIALS		57,656,091
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,150,000	$ 2,478,299
AT&T, Inc.:
6.3% 1/15/38	364,000	369,727
6.8% 5/15/36	10,939,000	11,649,947
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	600,598
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,653,773
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,860,313
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,072,954
5.25% 10/1/15	192,000	200,745
6.999% 6/4/18	3,792,000	4,172,303
7.2% 7/18/36	3,523,000	3,832,298
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,553,710
6.221% 7/3/17	2,885,000	3,179,873
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,380,331
6.25% 4/1/37	1,380,000	1,399,615
6.4% 2/15/38	2,548,000	2,663,702
6.9% 4/15/38	2,420,000	2,682,190
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,191,376
		48,941,754
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	795,053
8.125% 5/1/12	1,130,000	1,276,824
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (b)	3,759,000	3,831,684
5.875% 10/1/19 (b)	3,660,000	3,722,571
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,062,250
Vodafone Group PLC 5% 12/16/13	2,775,000	2,938,289
		14,626,671
TOTAL TELECOMMUNICATION SERVICES		63,568,425
UTILITIES - 3.2%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	6,509,000	7,009,360
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	5,125,937
Commonwealth Edison Co.:
5.4% 12/15/11	1,925,000	2,056,743

	Principal Amount	Value
5.8% 3/15/18	$ 4,010,000	$ 4,252,725
EDP Finance BV 6% 2/2/18 (b)	2,864,000	3,059,442
Exelon Corp. 4.9% 6/15/15	4,363,000	4,500,875
FirstEnergy Corp. 6.45% 11/15/11	133,000	142,610
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,010,486
6.05% 8/15/21	2,306,000	2,326,307
6.8% 8/15/39	1,620,000	1,636,197
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,547,235
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,386,996
Ohio Power Co. 0.4644% 4/5/10 (i)	1,167,000	1,167,000
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	2,035,887
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,023,138
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	6,230,000	5,388,950
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,123,736
7.1% 3/1/11	3,932,000	4,161,723
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	3,349,015
		57,304,362
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,529
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,222,659
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,165,919
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,288,422
6.5% 5/1/18	2,640,000	2,752,720
		17,429,720
Multi-Utilities - 1.3%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	1,848,000	1,797,448
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,643,874
6.25% 6/30/12	1,938,000	2,093,191
6.3% 9/30/66 (i)	9,488,000	8,349,440
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,708,222
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	2,336,000	2,462,081
5.875% 10/1/12	2,880,000	3,136,585
6.5% 9/15/37	2,164,000	2,327,124
National Grid PLC 6.3% 8/1/16	7,820,000	8,504,657
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	3,989,130
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 2,135,000	$ 2,070,312
6.4% 3/15/18	2,760,000	2,868,645
7.875% 11/15/10	925,000	969,733
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	2,740,000	2,438,600
WPS Resources Corp. 6.11% 12/1/66 (i)	2,330,000	1,945,550
		50,304,592
TOTAL UTILITIES		125,233,203
TOTAL NONCONVERTIBLE BONDS (Cost $997,267,387)		1,039,843,375
U.S. Government and Government Agency Obligations - 32.8%

Other Government Related - 0.4%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (c)	18,220,000	18,360,695
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
2.5% 5/15/14	1,734,000	1,730,598
2.75% 3/13/14	2,460,000	2,480,893
4.75% 11/19/12	4,110,000	4,449,457
5% 2/16/12	19,210,000	20,676,741
Federal Home Loan Bank:
1.625% 11/21/12	12,075,000	11,987,686
3.625% 5/29/13	2,940,000	3,082,993
Freddie Mac:
2.125% 3/23/12	1,744,000	1,770,727
4% 6/12/13	17,620,000	18,586,263
5.75% 1/15/12	15,975,000	17,391,008
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,340,465
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,150,000	1,153,895
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		85,650,726
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,830,038	19,342,236
2% 1/15/14 (f)	181,452,252	192,102,280

	Principal Amount	Value
2% 7/15/14	$ 5,734,050	$ 6,082,313
2.625% 7/15/17	35,045,136	38,569,775
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		256,096,604
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bonds 4.25% 5/15/39	22,150,000	20,779,469
U.S. Treasury Notes:
1.375% 10/15/12	60,966,000	60,623,066
1.75% 3/31/14	90,282,000	88,137,803
1.875% 6/15/12	53,610,000	54,196,386
2.125% 11/30/14	58,100,000	56,724,773
2.375% 8/31/14	130,000,000	129,045,280
2.625% 7/31/14	265,000,000	266,324,987
2.75% 2/15/19	50,000,000	46,031,250
3.125% 5/15/19	90,000,000	85,232,790
3.375% 6/30/13 (f)	126,309,000	132,575,063
TOTAL U.S. TREASURY OBLIGATIONS		939,670,867
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,284,653,175)		1,299,778,892
U.S. Government Agency - Mortgage Securities - 27.2%

Fannie Mae - 24.9%
2.451% 10/1/33 (i)	56,589	58,261
2.548% 10/1/33 (i)	1,451,635	1,490,927
2.713% 9/1/33 (i)	939,504	954,998
2.787% 7/1/34 (i)	2,688,448	2,783,786
2.799% 10/1/33 (i)	122,973	127,963
2.804% 7/1/35 (i)	653,394	679,636
2.869% 6/1/34 (i)	720,747	747,358
2.88% 4/1/36 (i)	2,104,455	2,151,473
2.949% 4/1/36 (i)	2,233,666	2,279,000
3.026% 7/1/35 (i)	63,501	65,291
3.046% 3/1/35 (i)	28,949	29,902
3.069% 5/1/34 (i)	1,735,017	1,767,293
3.133% 1/1/35 (i)	2,070,229	2,115,861
3.176% 7/1/35 (i)	499,660	517,768
3.253% 3/1/35 (i)	95,525	99,023
3.264% 9/1/34 (i)	1,267,286	1,307,285
3.358% 7/1/34 (i)	79,140	81,640
3.38% 7/1/35 (i)	601,530	622,046
3.427% 8/1/36 (i)	2,481,864	2,552,667
3.566% 10/1/35 (i)	1,123,264	1,160,734
3.574% 4/1/35 (i)	2,579,105	2,680,198
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.71% 5/1/35 (i)	$ 340,167	$ 351,509
3.718% 10/1/35 (i)	4,031,960	4,174,865
3.897% 11/1/36 (i)	2,120,170	2,197,345
3.929% 3/1/34 (i)	147,018	151,311
3.997% 9/1/36 (i)	1,351,609	1,413,203
4% 8/1/18 to 8/1/39	13,302,660	13,007,483
4% 1/1/25 (d)	20,000,000	20,125,000
4% 1/1/25 (d)	46,000,000	46,287,500
4.093% 5/1/36 (i)	790,081	822,382
4.146% 4/1/36 (i)	2,825,535	2,961,559
4.291% 6/1/36 (i)	230,287	238,886
4.304% 3/1/33 (i)	69,697	72,086
4.311% 2/1/34 (i)	41,274	42,784
4.326% 2/1/35 (i)	3,969,787	4,067,262
4.411% 7/1/35 (i)	2,856,808	2,927,123
4.433% 3/1/35 (i)	242,366	250,244
4.457% 3/1/35 (i)	565,131	579,783
4.469% 9/1/35 (i)	3,239,968	3,360,783
4.5% 4/1/23 to 9/1/39	127,191,817	127,339,337
4.5% 1/1/25 (d)	1,000,000	1,028,672
4.5% 1/1/25 (d)	10,000,000	10,286,719
4.5% 1/1/40 (d)(e)	11,000,000	10,981,093
4.5% 1/1/40 (d)(e)	41,000,000	40,929,529
4.532% 7/1/35 (i)	164,401	170,442
4.658% 2/1/35 (i)	5,244,799	5,395,130
5% 2/1/18 to 7/1/37	87,493,409	90,328,086
5% 1/1/25 (d)	4,800,000	5,019,375
5% 1/1/25 (d)	3,000,000	3,137,109
5% 1/1/25 (d)	1,000,000	1,045,703
5% 1/1/40 (d)	31,100,000	31,918,804
5% 1/1/40 (d)	34,000,000	34,895,155
5.195% 5/1/35 (i)	2,128,884	2,189,374
5.302% 12/1/35 (i)	1,077,402	1,137,184
5.312% 2/1/36 (i)	2,241,274	2,368,580
5.5% 4/1/16 to 3/1/39	206,307,156	217,325,234
5.5% 12/1/39 (d)(e)	17,000,000	17,823,437
5.577% 7/1/37 (i)	559,450	588,896
5.648% 9/1/35 (i)	866,050	917,131
6% 6/1/14 to 9/1/38	129,910,017	138,674,570
6% 1/1/40 (d)	12,500,000	13,240,235
6% 1/1/40 (d)	2,200,000	2,330,281
6.5% 6/1/11 to 9/1/38	69,459,649	74,776,107
6.5% 1/1/40 (d)(e)	18,100,000	19,382,555
7% 3/1/15 to 8/1/32	2,459,833	2,704,725
7.5% 7/1/16 to 11/1/31	2,043,284	2,248,382

	Principal Amount	Value
8% 1/1/30 to 5/1/30	$ 58,209	$ 64,721
8.5% 3/1/25 to 6/1/25	930	1,047
TOTAL FANNIE MAE		985,551,831
Freddie Mac - 1.7%
3.474% 3/1/35 (i)	487,440	500,995
3.676% 3/1/36 (i)	444,416	457,305
3.857% 1/1/35 (i)	338,323	347,519
3.944% 1/1/35 (i)	1,076,095	1,118,210
4% 1/1/25 (d)	1,750,000	1,761,211
4.03% 6/1/35 (i)	243,447	253,082
4.41% 5/1/35 (i)	1,713,479	1,771,569
5% 9/1/39	5,985,869	6,162,873
5% 1/1/40 (d)	10,000,000	10,255,469
5.101% 4/1/35 (i)	1,189,356	1,225,038
5.228% 3/1/33 (i)	30,365	31,518
5.385% 11/1/35 (i)	650,541	684,540
5.495% 1/1/36 (i)	1,355,786	1,415,551
5.684% 10/1/35 (i)	379,986	402,398
6% 4/1/32 to 9/1/37	16,534,819	17,637,242
6% 1/1/40 (d)	19,250,000	20,405,000
7.5% 5/1/17 to 11/1/31	225,280	247,519
8% 7/1/17 to 5/1/27	32,094	35,477
8.5% 3/1/20 to 1/1/28	150,923	169,376
TOTAL FREDDIE MAC		64,881,892
Government National Mortgage Association - 0.6%
6% 3/15/29 to 11/15/34	9,090,937	9,784,050
6.5% 8/15/27 to 11/15/35	8,639,719	9,316,719
7% 1/15/28 to 7/15/32	3,950,830	4,323,485
7.5% 4/15/22 to 10/15/28	990,896	1,086,148
8% 2/15/17 to 9/15/30	105,010	115,883
8.5% 12/15/16 to 3/15/30	20,799	23,153
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		24,649,438
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,052,727,283)		1,075,083,161
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7013% 4/25/35 (i)	642,067	328,846
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7313% 2/25/34 (i)	57,361	53,636
Series 2005-HE2 Class M2, 0.6813% 4/25/35 (i)	85,139	75,276
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2631% 9/20/13 (i)	$ 1,207,271	$ 1,171,053
Series 2006-A7 Class A7, 0.2531% 10/20/12 (i)	685,164	664,609
Series 2006-C1 Class C1, 0.7131% 10/20/14 (i)	98,343	1,998
Series 2007-A1 Class A, 0.2831% 1/20/15 (i)	467,756	453,723
Series 2007-A4 Class A4, 0.2631% 4/22/13 (i)	505,967	490,788
Series 2007-A5 Class A5, 0.7331% 8/20/13 (i)	955,276	926,618
Airspeed Ltd. Series 2007-1A Class C1, 2.7331% 6/15/32 (b)(i)	2,754,502	1,101,801
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (b)(i)	172,241	172,088
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	1,620,000	1,632,539
Class A4, 3% 10/15/15 (b)	1,600,000	1,605,696
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	1,636,047	1,648,416
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	5,394,577
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9313% 12/25/33 (i)	40,113	29,091
Series 2004-R11 Class M1, 0.8913% 11/25/34 (i)	201,680	80,819
Series 2004-R2 Class M3, 0.7813% 4/25/34 (i)	53,982	20,384
Series 2005-R2 Class M1, 0.6813% 4/25/35 (i)	727,000	537,693
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6259% 3/1/34 (i)	16,878	11,593
Series 2004-W11 Class M2, 0.9313% 11/25/34 (i)	198,000	91,648
Series 2004-W7 Class M1, 0.7813% 5/25/34 (i)	209,000	100,733
Series 2006-W4 Class A2C, 0.3913% 5/25/36 (i)	543,200	180,335
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.7813% 4/25/34 (i)	940,000	537,941
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (b)	3,100,000	3,180,916

	Principal Amount	Value
Series 2009-2A Class A3, 2.13% 9/15/13 (b)	$ 2,600,000	$ 2,624,883
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	773,071	734,417
C-BASS Trust Series 2006-CB7 Class A2, 0.2913% 10/25/36 (i)	96,868	93,361
Capital Auto Receivables Asset Trust Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,144,955
Class C, 5.73% 3/15/11	660,000	660,764
Class D, 6.05% 1/17/12	1,630,000	1,587,604
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5231% 4/15/13 (b)(i)	1,024,000	1,010,651
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,145,792
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5313% 7/25/36 (i)	402,000	14,151
Series 2006-NC3 Class M10, 2.2313% 8/25/36 (b)(i)	255,000	7,210
Series 2007-RFC1 Class A3, 0.3713% 12/25/36 (i)	635,000	215,196
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4131% 5/20/17 (b)(i)	68,133	57,323
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	291,161	250,046
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,079,269
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	62,024	60,823
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,891,301
Series 2009-A5 Class A5, 2.3% 12/23/14	12,500,000	12,357,875
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5013% 5/25/37 (i)	270,000	11,911
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2013% 4/25/34 (i)	56,336	29,844
Series 2004-4 Class M2, 0.7613% 6/25/34 (i)	207,174	130,966
Series 2005-3 Class MV1, 0.6513% 8/25/35 (i)	609,617	553,749
Series 2005-AB1 Class A2, 0.4413% 8/25/35 (i)	100,484	96,678
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	2,064,825
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A: - continued
Class C, 5.074% 6/15/35 (b)	$ 1,862,000	$ 1,873,638
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	709,766
Discover Card Master Trust I Series 2007-1 Class B, 0.3331% 8/15/12 (i)	1,024,000	1,021,061
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6418% 5/28/35 (i)	13,702	7,332
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4063% 8/25/34 (i)	102,000	18,897
Series 2006-3 Class 2A3, 0.3913% 11/25/36 (i)	1,585,000	513,583
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0563% 3/25/34 (i)	6,820	1,724
Series 2006-FF12 Class A2, 0.2713% 9/25/36 (i)	38,723	37,999
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	1,069,520
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,019,786
Class A4, 2.98% 8/15/14	1,800,000	1,822,888
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7831% 6/15/13 (i)	272,000	253,925
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7213% 1/25/35 (i)	334,000	111,381
Class M4, 0.9113% 1/25/35 (i)	128,000	19,358
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (b)(i)	829,000	746,344
GE Business Loan Trust Series 2003-1 Class A, 0.6631% 4/15/31 (b)(i)	112,757	92,461
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5031% 3/15/13 (i)	1,671,000	1,654,483
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(i)	239,561	31,121
Class M1, 0.8813% 6/25/34 (i)	772,000	426,234
Series 2007-HE1 Class M1, 0.4813% 3/25/47 (i)	289,000	15,394
GSR Mortgage Loan Trust Series 2004-OPT Class A1, 0.5713% 11/25/34 (i)	5,588	4,447

	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3113% 5/25/30 (b)(i)	$ 232,504	$ 44,185
Series 2006-3 Class C, 0.7813% 9/25/46 (b)(i)	538,000	59,180
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5213% 8/25/33 (i)	306,447	150,124
Series 2003-5 Class A2, 0.9313% 12/25/33 (i)	11,595	5,634
Series 2005-5 Class 2A2, 0.4813% 11/25/35 (i)	74,263	71,386
Series 2006-1 Class 2A3, 0.4563% 4/25/36 (i)	756,332	709,346
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5231% 3/20/36 (i)	323,505	200,671
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4213% 1/25/37 (i)	436,000	147,890
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,053,381
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,079,954	1,085,934
Series 2006-1:
Class B, 5.29% 11/15/12	83,973	84,142
Class C, 5.34% 11/15/12	107,966	108,116
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3613% 11/25/36 (i)	438,000	215,891
Class MV1, 0.4613% 11/25/36 (i)	356,000	34,828
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (i)	324,104	262,709
Series 2006-A Class 2A1, 0.2806% 9/27/21 (i)	1,545	1,542
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3113% 6/25/34 (i)	96,378	70,153
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4913% 10/25/36 (i)	158,000	7,341
Series 2007-HE1 Class M1, 0.5313% 5/25/37 (i)	249,000	12,033
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8813% 7/25/34 (i)	43,647	31,459
Series 2006-FM1 Class A2B, 0.3413% 4/25/37 (i)	698,795	503,425
Series 2006-OPT1 Class A1A, 0.4913% 6/25/35 (i)	597,740	339,039
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5713% 8/25/34 (i)	$ 20,187	$ 15,333
Series 2005-NC1 Class M1, 0.6713% 1/25/35 (i)	141,000	65,354
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.2613% 9/25/19 (i)	142,756	141,759
Series 2006-4 Class A1, 0.2613% 3/25/25 (i)	224,291	221,181
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7413% 9/25/35 (i)	503,000	105,635
Series 2005-D Class M2, 0.7013% 2/25/36 (i)	105,000	9,962
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3513% 3/25/36 (i)	118,649	114,721
Ocala Funding LLC Series 2006-1A Class A, 1.6331% 3/20/11 (b)(i)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4813% 9/25/34 (i)	188,000	52,042
Class M4, 1.6813% 9/25/34 (i)	241,000	35,087
Series 2005-WCH1:
Class M2, 0.7513% 1/25/35 (i)	1,972,000	1,346,103
Class M3, 0.7913% 1/25/35 (i)	168,000	90,774
Class M4, 1.0613% 1/25/35 (i)	520,000	72,792
Series 2005-WHQ2 Class M7, 1.4813% 5/25/35 (i)	1,251,000	19,223
Providian Master Note Trust Series 2006-C1A Class C1, 0.7831% 3/16/15 (b)(i)	759,000	744,834
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3013% 2/25/37 (i)	430,884	417,891
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0313% 4/25/33 (i)	1,796	978
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0263% 3/25/35 (i)	645,311	362,844
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3831% 3/20/19 (b)(i)	296,345	262,708
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (i)	448,000	89,600

	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3813% 9/25/34 (i)	$ 28,401	$ 5,750
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4859% 11/25/37 (i)	5,228,675	4,933,285
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3331% 1/15/12 (i)	345,000	344,979
Class B, 0.5331% 1/15/12 (i)	300,000	299,751
Class C, 0.8331% 1/15/12 (i)	372,000	371,397
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.3331% 6/15/12 (i)	1,012,000	1,002,957
Class B, 0.4531% 6/15/12 (i)	2,515,000	2,455,269
Class C, 0.7331% 6/15/12 (i)	1,500,000	1,457,915
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0913% 9/25/34 (i)	10,148	3,491
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (i)	1,292,000	1,256,026
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	2,896,782	2,935,165
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7331% 8/15/15 (b)(i)	2,465,000	2,393,121
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,135,000	4,265,869
Series 2007-A5A Class A5, 0.9831% 10/15/14 (b)(i)	590,000	590,470
Series 2007-C1 Class C1, 0.6331% 5/15/14 (b)(i)	1,501,000	1,493,257
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (b)(i)	630,180	75,622
TOTAL ASSET-BACKED SECURITIES (Cost $106,575,678)		102,172,487
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (b)(i)	503,217	327,091
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.877% 4/10/49 (i)	485,000	110,208
Class C, 5.877% 4/10/49 (i)	1,290,000	278,808
Class D, 5.877% 4/10/49 (i)	650,000	119,256
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 4.6866% 3/25/34 (i)	25,885	21,576
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-E Class 2A7, 4.6042% 6/25/35 (i)	$ 2,680,000	$ 1,809,475
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5113% 1/25/35 (i)	897,755	624,811
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.0036% 2/25/37 (i)	528,155	462,301
Series 2007-A2 Class 2A1, 3.7991% 7/25/37 (i)	263,737	237,111
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2985% 12/10/49 (i)	7,310,000	7,580,987
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 3.1967% 8/25/34 (i)	2,763,872	2,483,534
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6313% 5/25/33 (i)	9,212	8,969
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7113% 6/25/35 (i)	519,000	101,480
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9177% 11/25/34 (i)	957,517	856,743
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (i)	100,932	96,963
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (i)	17,304	10,519
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (b)(i)	1,007,000	945,875
Class C2, 0.7541% 10/18/54 (b)(i)	337,000	298,245
Class M2, 0.5341% 10/18/54 (b)(i)	579,000	529,206
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (b)(i)	863,000	733,550
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (b)(i)	1,097,000	1,009,240
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8331% 12/20/54 (b)(i)	2,117,000	529,250
Series 2006-2 Class C1, 0.7031% 12/20/54 (i)	1,885,000	565,500
Series 2006-3 Class C2, 0.7331% 12/20/54 (i)	396,000	99,000

	Principal Amount	Value
Series 2006-4:
Class B1, 0.3231% 12/20/54 (i)	$ 1,059,000	$ 614,220
Class C1, 0.6131% 12/20/54 (i)	647,000	161,750
Class M1, 0.4031% 12/20/54 (i)	279,000	128,340
Series 2007-1:
Class 1C1, 0.5331% 12/20/54 (i)	654,000	196,200
Class 1M1, 0.3831% 12/20/54 (i)	425,000	221,000
Class 2C1, 0.6631% 12/20/54 (i)	298,000	89,400
Class 2M1, 0.4831% 12/20/54 (i)	546,000	283,920
Series 2007-2 Class 2C1, 0.6625% 12/17/54 (i)	757,000	189,250
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (i)	151,584	56,405
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.7463% 4/25/35 (i)	1,241,260	1,005,331
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (i)	142,722	73,944
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9713% 3/25/35 (i)	78,881	26,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	6,230,000	5,996,748
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.3807% 12/25/34 (i)	851,202	764,842
Series 2006-A2 Class 5A1, 3.4455% 11/25/33 (i)	1,125,182	1,001,728
Series 2007-A1 Class 1A1, 4.0173% 7/25/35 (i)	2,740,104	2,442,557
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6213% 9/26/45 (b)(i)	141,979	64,879
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4413% 5/25/47 (i)	470,550	190,937
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4013% 2/25/37 (i)	591,501	336,529
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.4231% 6/15/22 (b)(i)	449,000	282,870
Class D, 0.4331% 6/15/22 (b)(i)	173,000	98,610
Class E, 0.4431% 6/15/22 (b)(i)	276,000	129,720
Class F, 0.4731% 6/15/22 (b)(i)	498,000	209,160
Class G, 0.5431% 6/15/22 (b)(i)	103,000	41,200
Class H, 0.5631% 6/15/22 (b)(i)	207,000	68,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.6031% 6/15/22 (b)(i)	$ 242,000	$ 62,920
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	4,570,000	4,505,516
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5213% 7/25/35 (i)	977,802	674,620
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5313% 3/25/37 (i)	861,000	52,611
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (i)	723,000	671,955
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0188% 10/25/35 (i)	1,784,829	1,360,698
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5847% 7/10/35 (b)(i)	385,921	179,260
Series 2004-A:
Class B4, 1.4347% 2/10/36 (b)(i)	250,081	129,967
Class B5, 1.9347% 2/10/36 (b)(i)	166,992	88,606
Series 2004-B Class B4, 1.3347% 2/10/36 (b)(i)	111,574	56,958
Series 2004-C:
Class B4, 1.1847% 9/10/36 (b)(i)	148,762	68,668
Class B5, 1.5847% 9/10/36 (b)(i)	166,367	74,249
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	66,157	58,376
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6813% 6/25/33 (b)(i)	96,571	74,923
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (i)	15,754	8,532
Series 2004-7 Class A3B, 1.535% 7/20/34 (i)	10,066	6,097
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6313% 9/25/33 (b)(i)	27,840	21,909
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (i)	1,153,000	512,277
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3113% 9/25/46 (i)	5,652	5,526

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.527% 6/25/34 (i)	$ 1,057,708	$ 975,064
Series 2005-AR10 Class 2A2, 3.368% 6/25/35 (i)	3,355,324	3,074,594
Series 2005-AR12:
Class 2A5, 3.6449% 7/25/35 (i)	3,710,000	3,083,080
Class 2A6, 3.6449% 7/25/35 (i)	4,280,207	3,811,456
Series 2005-AR3 Class 2A1, 3.2731% 3/25/35 (i)	927,011	811,703
TOTAL PRIVATE SPONSOR		54,883,259
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,346,759	2,542,893
Series 1999-57 Class PH, 6.5% 12/25/29	1,638,626	1,779,622
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4813% 10/25/35 (i)	1,806,150	1,787,499
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	272,550	292,257
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,749,432
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	121,320	125,038
Series 2004-86 Class KC, 4.5% 5/25/19	579,644	602,298
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	6,783,113	7,209,727
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	9,132,445
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,831,876
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	2,008,878
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3049 Class DB, 5.5% 6/15/31	$ 4,440,000	$ 4,660,199
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.805% 6/16/37 (k)	187,517	283,878
TOTAL U.S. GOVERNMENT AGENCY		41,006,042
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,773,479)		95,889,301
Commercial Mortgage Securities - 6.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.1272% 2/14/43 (i)	1,435,000	1,535,454
Class A3, 7.1772% 2/14/43 (i)	1,545,000	1,660,547
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9101% 5/10/45 (i)	2,100,000	2,107,119
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	8,883,920
Class A3, 5.39% 9/10/47	1,985,000	1,976,320
Series 2007-2 Class A1, 5.421% 4/10/49	1,606,011	1,654,453
Series 2007-3 Class A3, 5.8372% 6/10/49 (i)	6,100,000	5,957,519
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	2,685,901	2,685,573
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,573,865
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,857,271
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7031% 3/15/22 (b)(i)	217,000	125,860
Class G, 0.7631% 3/15/22 (b)(i)	141,000	77,550
Series 2006-BIX1:
Class F, 0.5431% 10/15/19 (b)(i)	558,000	312,480
Class G, 0.5631% 10/15/19 (b)(i)	380,000	163,400

	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.5913% 4/25/34 (b)(i)	$ 597,374	$ 442,057
Class B, 2.1313% 4/25/34 (b)(i)	46,945	21,125
Class M1, 0.7913% 4/25/34 (b)(i)	38,252	23,716
Class M2, 1.4313% 4/25/34 (b)(i)	34,278	18,167
Series 2004-2:
Class A, 0.6613% 8/25/34 (b)(i)	451,324	328,419
Class M1, 0.8113% 8/25/34 (b)(i)	72,891	41,548
Series 2004-3:
Class A1, 0.6013% 1/25/35 (b)(i)	878,149	614,704
Class A2, 0.6513% 1/25/35 (b)(i)	114,307	73,157
Class M1, 0.7313% 1/25/35 (b)(i)	116,997	63,178
Class M2, 1.2313% 1/25/35 (b)(i)	75,645	34,796
Series 2005-2A:
Class A1, 0.5413% 8/25/35 (b)(i)	496,862	337,568
Class M1, 0.6613% 8/25/35 (b)(i)	36,841	17,061
Class M2, 0.7113% 8/25/35 (b)(i)	60,593	26,176
Class M3, 0.7313% 8/25/35 (b)(i)	33,447	13,493
Class M4, 0.8413% 8/25/35 (b)(i)	31,024	11,628
Series 2005-3A:
Class A1, 0.5513% 11/25/35 (b)(i)	272,513	192,585
Class A2, 0.6313% 11/25/35 (b)(i)	176,580	108,597
Series 2005-4A:
Class A2, 0.6213% 1/25/36 (b)(i)	969,351	596,151
Class M1, 0.6813% 1/25/36 (b)(i)	202,821	97,354
Class M2, 0.7013% 1/25/36 (b)(i)	61,186	27,534
Class M3, 0.7313% 1/25/36 (b)(i)	88,947	37,358
Series 2006-1 Class A2, 0.5913% 4/25/36 (b)(i)	96,468	56,714
Series 2006-2A:
Class A1, 0.4613% 7/25/36 (b)(i)	973,527	665,601
Class A2, 0.5113% 7/25/36 (b)(i)	87,875	52,022
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Class M1, 0.5413% 7/25/36 (b)(i)	$ 92,269	$ 39,177
Class M2, 0.5613% 7/25/36 (b)(i)	65,278	25,524
Class M6, 0.7713% 7/25/36 (b)(i)	66,534	21,404
Series 2006-3A:
Class M5, 0.7113% 10/25/36 (b)(i)	76,148	18,276
Class M6, 0.7913% 10/25/36 (b)(i)	148,704	29,741
Series 2006-4A:
Class A1, 0.4613% 12/25/36 (b)(i)	546,617	371,481
Class A2, 0.5013% 12/25/36 (b)(i)	1,218,236	575,008
Class M1, 0.5213% 12/25/36 (b)(i)	88,278	29,423
Series 2007-1:
Class A2, 0.5013% 3/25/37 (b)(i)	233,654	121,500
Class B3, 3.5813% 3/25/37 (b)(i)	149,029	19,374
Series 2007-2A:
Class A1, 0.5013% 7/25/37 (b)(i)	211,108	137,220
Class A2, 0.5513% 7/25/37 (b)(i)	197,597	92,870
Class B1, 1.8313% 7/25/37 (b)(i)	185,775	28,795
Class B2, 2.4813% 7/25/37 (b)(i)	160,442	23,264
Class B3, 3.5813% 7/25/37 (b)(i)	181,552	25,417
Class M2, 0.6413% 7/25/37 (b)(i)	109,776	34,031
Class M3, 0.7213% 7/25/37 (b)(i)	109,776	28,542
Class M4, 0.8813% 7/25/37 (b)(i)	232,218	51,088
Class M5, 0.9813% 7/25/37 (b)(i)	206,885	41,377
Class M6, 1.2313% 7/25/37 (b)(i)	257,551	43,784
Series 2007-3:
Class A2, 0.5213% 7/25/37 (b)(i)	342,256	165,891
Class B1, 1.1813% 7/25/37 (b)(i)	158,185	34,279
Class B2, 1.8313% 7/25/37 (b)(i)	552,930	101,407
Class B3, 4.2313% 7/25/37 (b)(i)	212,112	32,496

	Principal Amount	Value
Class M1, 0.5413% 7/25/37 (b)(i)	$ 140,210	$ 50,826
Class M2, 0.5713% 7/25/37 (b)(i)	147,400	49,453
Class M3, 0.6013% 7/25/37 (b)(i)	322,123	101,082
Class M4, 0.7313% 7/25/37 (b)(i)	509,069	141,674
Class M5, 0.8313% 7/25/37 (b)(i)	190,542	44,834
Class M6, 1.0313% 7/25/37 (b)(i)	143,805	37,504
Series 2007-4A:
Class B1, 2.7813% 9/25/37 (b)(i)	254,404	30,528
Class B2, 3.6813% 9/25/37 (b)(i)	1,243,071	136,738
Class M4, 1.8313% 9/25/37 (b)(i)	819,357	131,097
Class M5, 1.9813% 9/25/37 (b)(i)	819,357	114,710
Class M6, 2.1813% 9/25/37 (b)(i)	819,357	106,516
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(j)	1,810,347	54,310
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6731% 3/15/19 (b)(i)	284,000	156,200
Class H, 0.8831% 3/15/19 (b)(i)	191,000	91,680
Class J, 1.0831% 3/15/19 (b)(i)	143,000	61,490
Series 2007-BBA8:
Class D, 0.4831% 3/15/22 (b)(i)	147,000	77,085
Class E, 0.5331% 3/15/22 (b)(i)	763,000	376,025
Class F, 0.5831% 3/15/22 (b)(i)	468,000	212,132
Class G, 0.6331% 3/15/22 (b)(i)	120,000	50,822
Class H, 0.7831% 3/15/22 (b)(i)	147,000	56,390
Class J, 0.9331% 3/15/22 (b)(i)	147,000	44,532
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,005,750
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,457,973	1,492,902
Series 2007-PW16:
Class B, 5.9086% 6/11/40 (b)(i)	1,405,000	449,343
Class C, 5.719% 6/11/40 (b)(i)	1,170,000	420,915
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class D, 5.719% 6/11/40 (b)(i)	$ 1,170,000	$ 327,414
C-BASS Trust floater Series 2006-SC1 Class A, 0.5013% 5/25/36 (b)(i)	358,090	238,894
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(i)	1,345,000	1,402,431
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (b)(i)	156,000	87,293
Class H, 0.6031% 11/15/36 (b)(i)	125,000	67,130
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,538,092
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	5,364,902	5,504,176
Series 2007-FL3A Class A2, 0.3731% 4/15/22 (b)(i)	2,595,000	1,700,492
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	5,884,727
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5431% 4/15/17 (b)(i)	335,000	201,000
Class E, 0.6031% 4/15/17 (b)(i)	107,000	62,060
Class F, 0.6431% 4/15/17 (b)(i)	60,000	30,600
Class G, 0.7831% 4/15/17 (b)(i)	60,000	26,400
Class H, 0.8531% 4/15/17 (b)(i)	60,000	19,200
Class J, 1.0831% 4/15/17 (b)(i)	46,000	11,500
Series 2005-FL11:
Class F, 0.6831% 11/15/17 (b)(i)	89,106	66,830
Class G, 0.7331% 11/15/17 (b)(i)	61,515	39,985
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (b)	2,745,000	2,669,261
Series 2004-LBN2 Class X2, 1.0162% 3/10/39 (b)(i)(j)	5,166,555	46,320

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	$ 3,885,000	$ 3,966,637
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,305,148
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	2,750,000	2,194,036
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	398,035	401,499
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,400,455	1,417,603
Class A4, 4.75% 1/15/37	3,035,000	2,996,793
Series 1997-C2 Class D, 7.27% 1/17/35	375,300	389,016
Series 1998-C1 Class D, 7.17% 5/17/40	112,908	114,800
Series 2001-CKN5 Class AX, 2.3097% 9/15/34 (b)(i)(j)	24,829,552	628,133
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	194,410
Series 2004-C1 Class ASP, 1.1296% 1/15/37 (b)(i)(j)	21,955,319	228,788
Series 2006-C1 Class A3, 5.711% 2/15/39 (i)	3,895,000	3,926,590
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3831% 2/15/22 (b)(i)	3,470,000	1,977,900
Series 2007-TFL1:
Class C:
0.4031% 2/15/22 (b)(i)	657,000	308,790
0.5031% 2/15/22 (b)(i)	234,000	74,880
Class F, 0.5531% 2/15/22 (b)(i)	469,000	136,010
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	837,221	852,316
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	736,939	738,814
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,720,000	3,017,482
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4247% 11/5/21 (b)(i)	3,490,000	1,789,114
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,687,167
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	$ 13,805,000	$ 13,672,627
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,367,311	1,393,590
Series 2006-GG7 Class A3, 6.1162% 7/10/38 (i)	3,460,000	3,342,915
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4747% 6/6/20 (b)(i)	405,000	287,550
Class D, 0.5147% 6/6/20 (b)(i)	1,115,000	618,825
Class E, 0.6047% 6/6/20 (b)(i)	2,220,000	1,226,550
Class F, 0.6747% 6/6/20 (b)(i)	294,000	161,729
Series 2007-EOP:
Class C, 0.5547% 3/6/20 (b)(i)	1,335,000	1,131,546
Class D, 0.6047% 3/6/20 (b)(i)	400,000	335,040
Class E, 0.6747% 3/6/20 (b)(i)	670,000	554,492
Class F, 0.7147% 3/6/20 (b)(i)	335,000	273,896
Class G, 0.7547% 3/6/20 (b)(i)	165,000	131,604
Class H, 0.8847% 3/6/20 (b)(i)	275,000	216,590
Class J, 1.0847% 3/6/20 (b)(i)	395,000	303,202
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,757,049
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,030,000	3,070,495
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,849,324	1,892,663
Class A2, 5.778% 8/10/45	5,055,000	5,177,487
Class A4, 5.9993% 8/10/45 (i)	5,990,000	5,143,282
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5131% 11/15/18 (b)(i)	114,782	55,131
Class F, 0.5631% 11/15/18 (b)(i)	172,173	75,810
Class G, 0.5931% 11/15/18 (b)(i)	149,999	63,047

	Principal Amount	Value
Class H, 0.7331% 11/15/18 (b)(i)	$ 114,782	$ 43,653
sequential payer:
Series 2006-CB14 Class A3B, 5.6697% 12/12/44 (i)	4,625,000	4,531,563
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	5,840,000	5,781,118
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,733,000	3,526,359
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	5,105,000	4,881,602
Series 2007-LDP10 Class A1, 5.122% 1/15/49	800,267	817,780
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,202,139
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	4,037,308
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	249,004
Class C, 5.7462% 2/12/49	1,971,000	590,937
Class D, 5.7462% 2/12/49	2,075,000	580,675
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	1,725,000	258,735
Class CS, 5.466% 1/15/49 (i)	745,000	74,520
Class ES, 5.7351% 1/15/49 (b)(i)	4,663,000	373,162
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	290,293	290,675
Series 2001-C3 Class A1, 6.058% 6/15/20	358,727	365,768
Series 2005-C3 Class A2, 4.553% 7/15/30	1,428,351	1,436,943
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,514,873
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	3,340,000	3,412,910
Series 2006-C7 Class A1, 5.279% 11/15/38	500,640	512,657
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	708,861	724,670
Class A3, 5.398% 2/15/40	5,000,000	4,933,720
Class A4, 5.424% 2/15/40	8,620,000	7,138,481
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,006,315
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,847,933
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,319,600
Class C, 4.13% 11/20/37 (b)	3,760,000	3,008,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5731% 9/15/21 (b)(i)	$ 402,971	$ 110,439
Class G, 0.5931% 9/15/21 (b)(i)	795,609	152,507
Class H, 0.6331% 9/15/21 (b)(i)	204,773	35,227
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	227,598	227,977
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,083,456	2,084,852
Series 2007-C1 Class A4, 6.0222% 6/12/50 (i)	3,796,000	3,210,800
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	565,666	572,532
Class A3, 5.364% 8/12/48	4,298,000	3,961,131
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	3,875,000	3,152,244
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	4,667,305
Series 2007-7 Class B, 5.75% 6/12/50	770,000	129,477
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.434% 7/15/19 (b)(i)	261,000	36,540
Series 2007-XCLA Class A1, 0.434% 7/17/17 (b)(i)	935,672	374,269
Series 2007-XLCA Class B, 0.7331% 7/17/17 (b)(i)	548,938	30,192
Series 2007-XLFA:
Class D, 0.424% 10/15/20 (b)(i)	235,000	56,400
Class E, 0.484% 10/15/20 (b)(i)	294,000	49,980
Class F, 0.534% 10/15/20 (b)(i)	176,000	24,640
Class G, 0.574% 10/15/20 (b)(i)	218,000	28,340
Class H, 0.664% 10/15/20 (b)(i)	137,000	6,850
Class J, 0.814% 10/15/20 (b)(i)	157,000	4,710
Class NHRO, 1.124% 10/15/20 (b)(i)	89,449	10,734
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,220,677	1,227,986
Series 2006-HQ10 Class A1, 5.131% 11/12/41	2,516,183	2,569,660

	Principal Amount	Value
Series 2006-T23 Class A1, 5.682% 8/12/41	$ 767,046	$ 782,239
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	4,785,000	4,735,993
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,278,377	1,308,646
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,931,530	3,001,804
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,368,620
Series 2005-IQ9 Class X2, 1.0331% 7/15/56 (b)(i)(j)	19,938,738	387,751
Series 2007-HQ12 Class A2, 5.8103% 4/12/49 (i)	4,920,000	4,968,949
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	467,625
Series 2007-XLC1:
Class C, 0.8331% 7/17/17 (b)(i)	749,610	41,229
Class D, 0.9331% 7/17/17 (b)(i)	352,629	19,395
Class E, 1.0331% 7/17/17 (b)(i)	286,466	15,756
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	2,779,437	2,779,437
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4331% 1/15/18 (b)(i)	449,000	422,583
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (b)(i)	491,000	214,542
Class F, 0.5731% 8/11/18 (b)(i)	661,000	258,652
Class G, 0.5931% 8/11/18 (b)(i)	626,000	232,836
Class J, 0.8331% 8/11/18 (b)(i)	139,000	31,216
Series 2007-WHL8:
Class AP2, 1.0331% 6/15/20 (b)(i)	53,945	13,486
Class F, 0.7131% 6/15/20 (b)(i)	1,046,000	188,280
Class LXR2, 1.0331% 6/15/20 (b)(i)	713,442	142,688
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,387,775	1,402,419
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	724,132	728,812
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,738,900
Class A4, 5.305% 12/15/43	3,240,000	2,923,126
Class A5, 5.342% 12/15/43	3,796,000	2,938,612
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31 Class A1, 5.14% 4/15/47	$ 631,849	$ 643,507
Series 2007-C32 Class A2, 5.9238% 6/15/49 (i)	1,255,000	1,278,424
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	3,010,000	2,875,675
Series 2007-C30 Class E, 5.553% 12/15/43 (i)	6,257,000	873,647
Series 2007-C31 Class C, 5.8829% 4/15/47 (i)	2,455,000	452,386
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $319,879,619)		273,635,925
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,329,464
7.55% 4/1/39	3,600,000	3,488,652
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,553,000	1,730,430
TOTAL MUNICIPAL SECURITIES (Cost $7,619,183)		7,548,546
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,819,013
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	366,012
Bank Notes - 0.1%

Discover Bank 8.7% 11/18/19 (Cost $4,762,681)	4,775,000	5,115,715
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i) (Cost $2,820,000)	2,820,000	2,643,933
Cash Equivalents - 8.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $314,708,000)	$ 314,709,000	$ 314,708,000
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $4,195,778,543)	4,218,604,360
NET OTHER ASSETS - (6.6)%	(261,377,862)
NET ASSETS - 100%	$ 3,957,226,498
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $360,000) (h)	Sept. 2037	$ 2,655,275	(2,549,061)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $598,000) (h)	Sept. 2037	2,301,235	(2,209,186)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $348,750) (h)	Sept. 2037	1,327,636	(1,274,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $701,375) (h)

	Sept. 2037	$ 2,743,781	$ (2,634,029)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $572,000) (h)	Sept. 2037	3,894,398	(3,738,622)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $214,000) (h)	Sept. 2037	1,416,145	(1,359,499)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,023,500) (h)	Sept. 2037	4,071,416	(3,908,560)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	100,684	(75,364)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	122,019	(92,782)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (g)

	Feb. 2034	$ 4,841	$ (4,464)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (g)	Dec. 2034	245,904	(239,582)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (g)	Oct. 2034	439,482	(430,930)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	427,179	(416,197)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	40,946	(24,062)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (g)

	Oct. 2034	$ 439,482	$ (430,744)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	135,917	(128,323)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (g)	June 2035	400,764	(384,492)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (g)	Sept. 2010	1,900,000	(7,338)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (g)	May 2011	4,290,000	(10,238)

	Expiration Date	Notional Amount	Value

Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (g)

	May 2011	$ 2,260,000	$ (4,914)
TOTAL CREDIT DEFAULT SWAPS		$ 29,217,104	$ (19,922,917)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	123,462
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	1,047,994
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	2,805,030
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	1,356,783
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(49,519)	Sept. 2010	1,500,000	62,166
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(43,437)	Nov. 2010	1,000,000	44,119
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,642,622
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 52,500,000	$ 3,535,009
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(6,013,670)	April 2011	105,000,000	7,122,854
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,163,680
TOTAL INTEREST RATE SWAPS		$ 331,753,000	$ 19,903,719
		$ 360,970,104	$ (19,198)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,525,217 or 5.6% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,360,695 or 0.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,343,411.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$314,708,000 due 1/04/10 at 0.03%
BNP Paribas Securities Corp.	$ 111,630,200
Mizuho Securities USA, Inc.	203,077,800
$ 314,708,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,039,843,375	$ -	$ 1,039,843,375	$ -
U.S. Government and Government Agency Obligations	1,299,778,892	-	1,299,778,892	-
U.S. Government Agency - Mortgage Securities	1,067,744,099	-	1,075,083,162	-
Asset-Backed Securities	102,172,487	-	96,242,064	5,930,423
Collateralized Mortgage Obligations	95,889,301	-	95,836,690	52,611
Commercial Mortgage Securities	273,635,925	-	264,796,266	8,839,659
Municipal Securities	7,548,546	-	7,548,546	-
Foreign Government and Government Agency Obligations	1,819,013	-	1,819,013	-
Supranational Obligations	366,012	-	366,012	-
Bank Notes	5,115,715	-	5,115,715	-
Preferred Securities	2,643,933	-	2,643,933	-
Cash Equivalents	314,708,000	-	314,708,000	-
Total Investments in Securities:	$ 4,218,604,360	$ -	$ 4,203,781,667	$ 14,822,693
Derivative Instruments:
Assets
Swap Agreements	$ 19,903,719	$ -	$ 19,903,719	$ -
Liabilities
Swap Agreements	$ (19,922,917)	$ -	$ (17,771,342)	$ (2,151,575)
Total Derivative Instruments:	$ (19,198)	$ -	$ 2,132,377	$ (2,151,575)
Other Financial Instruments:
Forward Commitments	$ 915,079	$ -	$ 915,079	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,936,265
Total Realized Gain (Loss)	(1,199,446)
Total Unrealized Gain (Loss)	(1,549,257)
Cost of Purchases	8,818
Proceeds of Sales	(11,831,486)
Amortization/Accretion	305,274
Transfers in/out of Level 3	11,152,525
Ending Balance	$ 14,822,693
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (3,313,903)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (10,202,880)
Total Unrealized Gain (Loss)	8,316,765
Transfers in/out of Level 3	(265,460)
Ending Balance	$ (2,151,575)
Realized gain (loss) on Swap Agreements for the period	$ (8,870,208)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2009	$ 156,899

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (19,922,917)
Interest Rate Risk
Swap Agreements (a)	19,903,719	-
Total Value of Derivatives	$ 19,903,719	$ (19,922,917)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $314,708,000) - See accompanying schedule: Unaffiliated issuers (cost $4,195,778,543)		$ 4,218,604,360
Commitment to sell securities on a delayed delivery basis	$ (100,455,155)
Receivable for securities sold on a delayed delivery basis	101,370,234	915,079
Cash		406
Receivable for investments sold Regular delivery		207,245
Delayed delivery		3,154,379
Receivable for swap agreements		8,524
Interest receivable		29,332,096
Unrealized appreciation on swap agreements		19,903,719
Total assets		4,272,125,808

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 294,369,515
Payable for swap agreements	591,516
Unrealized depreciation on swap agreements	19,922,917
Other payables and accrued expenses	15,362
Total liabilities		314,899,310

Net Assets		$ 3,957,226,498
Net Assets consist of:
Paid in capital		$ 3,927,520,741
Undistributed net investment income		9,252,186
Accumulated undistributed net realized gain (loss) on investments		(2,463,654)
Net unrealized appreciation (depreciation) on investments		22,917,225
Net Assets, for 37,861,349 shares outstanding		$ 3,957,226,498
Net Asset Value, offering price and redemption price per share ($3,957,226,498 ÷ 37,861,349 shares)		$ 104.52

Statement of Operations

	Year ended December 31, 2009

Investment Income
Dividends		$ 201,168
Interest		164,712,203
Total income		164,913,371

Expenses
Custodian fees and expenses	$ 113,124
Independent trustees' compensation	11,907
Total expenses before reductions	125,031
Expense reductions	(12,277)	112,754
Net investment income		164,800,617
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,600,774
Swap agreements	(822,651)
Total net realized gain (loss)		24,778,123
Change in net unrealized appreciation (depreciation) on: Investment securities	303,207,385
Swap agreements	3,576,177
Delayed delivery commitments	915,935
Total change in net unrealized appreciation (depreciation)		307,699,497
Net gain (loss)		332,477,620
Net increase (decrease) in net assets resulting from operations		$ 497,278,237

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 164,800,617	$ 189,917,346
Net realized gain (loss)	24,778,123	(18,055,948)
Change in net unrealized appreciation (depreciation)	307,699,497	(262,164,666)
Net increase (decrease) in net assets resulting from operations	497,278,237	(90,303,268)
Distributions to shareholders from net investment income	(157,751,977)	(186,208,380)
Distributions to shareholders from net realized gain	(9,844,730)	(7,723,403)
Total distributions	(167,596,707)	(193,931,783)
Share transactions Proceeds from sales of shares	459,946,752	327,717,478
Reinvestment of distributions	167,596,707	193,931,783
Cost of shares redeemed	(162,859,288)	(662,360,879)
Net increase (decrease) in net assets resulting from share transactions	464,684,171	(140,711,618)
Total increase (decrease) in net assets	794,365,701	(424,946,669)

Net Assets
Beginning of period	3,162,860,797	3,587,807,466
End of period (including undistributed net investment income of $9,252,186 and undistributed net investment income of $3,015,476, respectively)	$ 3,957,226,498	$ 3,162,860,797
Other Information Shares
Sold	4,495,735	3,214,522
Issued in reinvestment of distributions	1,665,760	1,962,900
Redeemed	(1,669,790)	(6,809,276)
Net increase (decrease)	4,491,705	(1,631,854)

Financial Highlights

Years ended December 31,

2009

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	9.818	(7.583)	(.594)	3.132
Total from investment operations	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(.260)	(.220)	(.075)	(.100)
Total distributions	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	15.71%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% G	-% G	-% A, G
Expenses net of fee waivers, if any	-% G	-% G	-% G	-% A, G
Expenses net of all reductions	-% G	-% G	-% G	-% A, G
Net investment income	4.75%	5.35%	5.42%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	141%	140%	137%	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Not Part of Financial Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 126,868,403
Gross unrealized depreciation	(98,482,473)
Net unrealized appreciation (depreciation)	$ 28,385,930

Tax Cost	$ 4,190,218,430

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,890,166
Net unrealized appreciation (depreciation)	$ 23,815,593

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 167,596,707	$ 190,421,145
Long-term Capital Gains	-	3,510,638
Total	$ 167,596,707	$ 193,931,783

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Not Part of Financial Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments.

The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Not Part of Financial Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $29,217,104 representing 0.74% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(19,922,917). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $12,343,411. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $29,217,104, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (10,458,377)	$ 10,425,206
Interest Rate Risk
Swap Agreements	9,635,726	(6,849,029)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (822,651)	$ 3,576,177

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(822,651) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $3,576,177 for swap agreements.

Not Part of Financial Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $367,526,176 and $562,126,350, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $11,907.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $370.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	12.8%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	9.9%
VIP Investment Grade Bond Portfolio	76.4%

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007- present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Not Part of Financial Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 12, 2010, to shareholders of record at the opening of business on February 12, 2010, a distribution of $0.07 per share derived from capital gains realized from sales of portfolio securities.

Not Part of Financial Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Albert R. Gamper, Jr.
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Abigail P. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Arthur E. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Michael E. Kenneally
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
James H. Keyes
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Marie L. Knowles
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Kenneth L. Wolfe
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,683,293,854.88	100.000
Against	0.00	0.000
Abstain	0.00	0.000
Broker Non-Votes	0.00	0.000
TOTAL	3,683,293,854.88	100.000
A Denotes trust-wide proposal and voting results.

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Not Part of Financial Report

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-ANN-0210
1.540025.112

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Annual Report

December 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fund A
VIP Strategic Income - Initial Class	30.02%	6.51%	6.84%
VIP Strategic Income - Service Class B	30.01%	6.42%	6.72%
VIP Strategic Income - Service Class 2 C	29.88%	6.26%	6.56%
VIP Strategic Income - Investor Class D	30.06%	6.46%	6.80%

A From December 23, 2003.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA ML US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Risk taking was mightily rewarded during the year ending December 31, 2009, and the bond markets were no exception. Improving conditions in the credit markets and early signs of stabilization in some leading economic indicators sparked greater demand for bonds farther out on the risk spectrum, reversing the steep demand for Treasuries seen in 2008 and early 2009. Fixed-income categories that typically present the greatest risk of default, such as high-yield bonds and emerging-markets debt, performed the best. Consequently, safer havens such as government bonds did poorly, as reflected by the 2.20% decline of the Barclays Capital U.S. Government Bond Index. By comparison, the below-investment-grade high-yield bond market produced the highest returns for the period, as evidenced by the 58.10% advance of The BofA Merrill Lynch US High Yield Constrained IndexSM. Foreign bonds also showed improvement during the year - fueled in part by currency gains - with emerging-markets debt making a notable comeback. The JPMorgan Emerging Markets Bond Index (EMBI) Global gained 28.18%. Higher-quality sovereign debt issued by the developed economies of the world also fared well, as illustrated by the 8.26% gain of the Citigroup® Non-U.S. Group of 7 Index.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of VIP Strategic Income Portfolio: During the year ending December 31, 2009, the fund solidly outpaced the 25.83% return of the Fidelity Strategic Income Composite Index. (For specific portfolio results, please refer to the performance section of this report.) While the fund's asset allocation and a small cash position were modest detractors, those negatives were more than offset by favorable security selection within the underlying subportfolios. All four sleeves handily beat their respective benchmarks. The emerging-markets debt category was a notable standout, beating its benchmark by a considerable margin to become the biggest contributor to relative performance. Strong holdings and a sizable overweighting in Argentina proved to be hugely rewarding for this subportfolio, which delivered the fund's best absolute return for the period. Subportfolio manager Mark Notkin's high-yield debt category benefited from solid holdings in the strong-performing technology sector and favorable positioning in lower-quality bonds. However, positive security selection wasn't enough to temper the overwhelming effects of poor asset allocation in this sleeve. Elsewhere, the U.S. government bond category provided the only negative absolute return for the year - a modest one at that. However, the subportfolio managed to outperform its benchmark due to favorable security selection among Treasury and agency securities. Lastly, the developed-markets debt sleeve also contributed to relative results, fueled by superior sector selection and currency gains.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Initial Class	.73%
Actual		$ 1,000.00	$ 1,128.50	$ 3.92
Hypothetical A		$ 1,000.00	$ 1,021.53	$ 3.72
Service Class	.83%
Actual		$ 1,000.00	$ 1,128.10	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23
Service Class 2.98%
Actual		$ 1,000.00	$ 1,128.00	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99
Investor Class	.76%
Actual		$ 1,000.00	$ 1,128.60	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.6	15.0
German Federal Republic	3.7	2.1
Argentine Republic	2.4	2.1
Canadian Government	2.4	2.4
Japan Government	2.3	2.4
	30.4
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.0	9.8
Telecommunication Services	8.1	6.8
Financials	7.2	6.2
Materials	4.6	4.7
Energy	4.1	3.9
Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations† 27.2%	U.S. Government and U.S. Government Agency Obligations† 25.8%
AAA,AA,A 14.0%	AAA,AA,A 11.2%
BBB 4.5%	BBB 4.6%
BB 11.1%	BB 11.3%
B 21.2%	B 21.3%
CCC,CC,C 10.8%	CCC,CC,C 10.4%
D 0.4%	D 1.3%
Not Rated 4.0%	Not Rated 4.4%
Equities 0.5%	Equities 0.1%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 9.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of December 31, 2009*	As of June 30, 2009**
Preferred Securities 0.6%	Preferred Securities 0.6%
Corporate Bonds 34.8%	Corporate Bonds 32.9%
U.S. Government and U.S. Government Agency Obligations† 27.2%	U.S. Government and U.S. Government Agency Obligations† 25.8%
Foreign Government & Government Agency Obligations 19.6%	Foreign Government & Government Agency Obligations 19.5%
Floating Rate Loans 10.4%	Floating Rate Loans 11.3%
Stocks 0.5%	Stocks 0.1%
Other Investments 0.6%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 9.6%

* Foreign investments	32.9%	** Foreign investments	32.0%
* Swaps	0.0%	** Swaps	0.1%

† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 34.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 921,000	$ 1,013,019
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	153,323
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		500,000	435,150
TOTAL ENERGY			588,473
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		70,000	67,550
1.25% 2/15/27		55,000	47,438
			114,988
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		25,000	24,656
6% 5/1/15		385,000	345,076
ON Semiconductor Corp. 0% 4/15/24		20,000	20,800
			390,532
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,394,675
TOTAL CONVERTIBLE BONDS			4,501,687
Nonconvertible Bonds - 33.8%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		170,000	164,050
10.75% 8/15/16 (f)		55,000	59,606
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	194,400
Tenneco, Inc.:
8.125% 11/15/15		80,000	80,900

		Principal Amount (c)	Value
8.625% 11/15/14		$ 519,000	$ 519,000
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	336,263
TRW Automotive, Inc.:
7% 3/15/14 (f)		20,000	19,600
7.25% 3/15/17 (f)		1,015,000	984,550
8.875% 12/1/17 (f)		120,000	123,300
			2,481,669
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		657,000	167,535
7.125% 7/15/13 (b)		170,000	44,200
7.2% 1/15/11 (b)		85,000	22,525
7.4% 9/1/25 (b)		369,000	92,250
7.7% 4/15/16 (b)		535,000	139,100
8.1% 6/15/24 (b)		175,000	45,500
8.25% 7/15/23 (b)		698,000	184,970
8.375% 7/15/33 (b)		720,000	194,400
8.8% 3/1/21 (b)		50,000	13,125
			903,605
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,900
Hotels, Restaurants & Leisure - 1.5%
Carrols Corp. 9% 1/15/13		355,000	360,325
Harrah's Operating Co., Inc. 11.25% 6/1/17 (f)		1,400,000	1,464,750
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		110,000	114,950
Lottomatica SpA 5.375% 12/5/16	EUR	50,000	71,172
MGM Mirage, Inc.:
5.875% 2/27/14		400,000	320,000
6.625% 7/15/15		1,410,000	1,099,800
6.75% 9/1/12		205,000	182,450
6.75% 4/1/13		715,000	613,113
6.875% 4/1/16		235,000	178,600
7.5% 6/1/16		1,635,000	1,275,300
7.625% 1/15/17		547,000	423,925
10.375% 5/15/14 (f)		175,000	190,750
11.125% 11/15/17 (f)		1,340,000	1,480,700
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		195,000	126,750
11.5% 11/1/17 (f)		540,000	548,100
Scientific Games Corp. 6.25% 12/15/12		40,000	39,300
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	75,000
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		349,000	371,685
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	94,050
Station Casinos, Inc.:
6% 4/1/12 (b)		610,000	92,263
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14 (b)		$ 811,000	$ 4,055
6.625% 3/15/18 (b)		830,000	4,150
6.875% 3/1/16 (b)		865,000	4,325
7.75% 8/15/16 (b)		920,000	143,750
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	13,915
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		235,000	230,006
Vail Resorts, Inc. 6.75% 2/15/14		225,000	223,313
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		30,000	3,000
12.75% 1/15/13 (b)		230,000	4,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		69,000	37,605
			9,791,702
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		225,000	225,225
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (f)		465,000	485,925
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	511,675
Sealy Mattress Co. 10.875% 4/15/16 (f)		110,000	122,375
			1,345,200
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		120,000	123,300
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	40,860
			164,160
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		120,000	124,800
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		400,000	437,520
CanWest Media, Inc. 8% 9/15/12 (b)		20,666	17,204
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		1,205,112	1,419,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)(h)		555,000	570,263
10.875% 9/15/14 (e)(f)		1,065,000	1,187,475

		Principal Amount (c)	Value
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 165,000	$ 94,463
5.5% 9/15/14		123,000	80,565
5.5% 12/15/16		115,000	63,825
5.75% 1/15/13		195,000	154,538
6.25% 3/15/11		10,000	9,363
6.875% 6/15/18		80,000	43,400
10.75% 8/1/16		1,500,000	1,185,000
11.75% 8/1/16 pay-in-kind (e)		290,000	201,568
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		120,000	122,400
Series B 9.25% 12/15/17 (f)		475,000	489,250
EchoStar Communications Corp.:
6.625% 10/1/14		790,000	797,900
7% 10/1/13		340,000	350,200
7.125% 2/1/16		2,725,000	2,779,500
7.75% 5/31/15		1,100,000	1,155,000
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		20,000	1,200
iesy Repository GmbH 10.375% 2/15/15 (f)		50,000	52,000
Interpublic Group of Companies, Inc. 10% 7/15/17		170,000	188,700
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,186,544
8.5% 7/15/29		230,000	210,738
MDC Partners, Inc. 11% 11/1/16 (f)		65,000	67,600
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	42,000
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		485,000	494,094
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		460,000	420,900
10% 8/1/14		615,000	639,600
11.5% 5/1/16		315,000	352,013
11.625% 2/1/14		160,000	179,800
Rainbow National Services LLC:
8.75% 9/1/12 (f)		110,000	111,925
10.375% 9/1/14 (f)		365,000	383,250
The Reader's Digest Association, Inc. 9% 2/15/17 (b)		160,000	2,000
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		1,840,000	1,757,200
Univision Communications, Inc. 12% 7/1/14 (f)		490,000	539,000
Videotron Ltd. 6.875% 1/15/14		125,000	125,938
WPP Finance SAS 5.25% 1/30/15	EUR	50,000	73,604
			18,111,359
Multiline Retail - 0.2%
Marks & Spencer PLC 6.125% 12/2/19	GBP	50,000	79,285
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Matahari International Finance Co. BV 10.75% 8/7/12		$ 550,000	$ 572,000
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)		356,776	346,073
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		450,000	415,125
			1,412,483
Specialty Retail - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15		185,000	157,250
10.375% 6/1/15 pay-in-kind (h)		273,688	211,032
Michaels Stores, Inc.:
0% 11/1/16 (d)		30,000	24,600
10% 11/1/14		1,035,000	1,066,050
Staples, Inc. 9.75% 1/15/14		433,000	527,589
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		645,000	699,825
			2,686,346
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		170,000	178,500
9.75% 1/15/15		115,000	120,175
			298,675
TOTAL CONSUMER DISCRETIONARY			37,234,099
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	100,000	180,024
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	102,250
16% 3/27/12 (f)		400,000	368,000
			650,274
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
7.5% 3/1/17		375,000	352,500
8.625% 3/1/15		55,000	47,850
9.375% 12/15/15		255,000	224,400
9.5% 6/15/17		345,000	300,150
10.25% 10/15/19 (f)		145,000	152,975
10.375% 7/15/16		765,000	814,725
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	100,000	140,841
			2,033,441

		Principal Amount (c)	Value
Food Products - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		$ 200,000	$ 205,250
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		330,000	373,725
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		11,000	10,945
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		35,000	35,525
10.625% 4/1/17		65,000	67,600
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)		130,000	120,900
Smithfield Foods, Inc.:
7.75% 7/1/17		170,000	156,825
10% 7/15/14 (f)		380,000	408,500
			1,380,470
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	75,938
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	39,200
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		300,000	309,750
			348,950
TOTAL CONSUMER STAPLES			4,489,073
ENERGY - 3.8%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		130,000	127,725
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	245,400
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		375,000	395,625
			768,750
Oil, Gas & Consumable Fuels - 3.7%
Adaro Indonesia PT 7.625% 10/22/19 (f)		230,000	228,275
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		245,000	270,725
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	726,600
Berry Petroleum Co.:
8.25% 11/1/16		150,000	147,750
10.25% 6/1/14		145,000	156,600
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	264,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc.: - continued
8.875% 2/1/17		$ 250,000	$ 222,813
Chesapeake Energy Corp.:
6.5% 8/15/17		920,000	901,600
6.875% 11/15/20		2,335,000	2,253,275
7.25% 12/15/18		515,000	520,150
7.5% 9/15/13		40,000	40,600
7.625% 7/15/13		655,000	686,113
9.5% 2/15/15		360,000	395,100
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	287,057
Concho Resources, Inc. 8.625% 10/1/17		155,000	162,750
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		270,000	248,400
Continental Resources, Inc. 8.25% 10/1/19 (f)		65,000	68,250
Denbury Resources, Inc. 9.75% 3/1/16		105,000	112,088
DONG Energy A/S 4.875% 12/16/21	EUR	100,000	141,458
Drummond Co., Inc.:
7.375% 2/15/16		300,000	294,000
9% 10/15/14 (f)		250,000	261,250
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,988
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	50,000	73,023
Harvest Operations Corp. 7.875% 10/15/11		50,000	50,750
InterNorth, Inc. 9.625% 3/16/06 (b)		100,000	60
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		400,000	430,000
9.125% 7/2/18 (f)		230,000	254,150
11.75% 1/23/15 (f)		380,000	457,900
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	184,075
8% 5/15/17		305,000	290,131
11.75% 6/30/16		320,000	356,800
Massey Energy Co. 6.875% 12/15/13		560,000	559,300
Naftogaz of Ukraine NJSC 9.5% 9/30/14		280,000	234,500
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		220,000	200,200
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	455,100
8.25% 12/15/14		95,000	78,613
9% 12/15/12 (f)		240,000	242,400

		Principal Amount (c)	Value
Peabody Energy Corp. 7.875% 11/1/26		$ 300,000	$ 309,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	161,866
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		105,000	107,898
Petrohawk Energy Corp.:
7.875% 6/1/15		810,000	818,100
9.125% 7/15/13		600,000	625,500
Petroleos de Venezuela SA:
5.25% 4/12/17		4,040,000	2,201,800
5.375% 4/12/27		1,265,000	559,763
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		200,000	185,500
Petroleum Development Corp. 12% 2/15/18		265,000	273,281
Petroleum Export Ltd.:
4.633% 6/15/10		23,333	22,983
5.265% 6/15/11 (Reg. S)		153,227	150,928
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	638,400
Plains Exploration & Production Co. 10% 3/1/16		645,000	701,438
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	379,388
Range Resources Corp. 7.375% 7/15/13		100,000	102,000
SandRidge Energy, Inc.:
8% 6/1/18 (f)		190,000	185,250
8.625% 4/1/15 pay-in-kind (h)		320,000	319,200
Southern Star Central Corp. 6.75% 3/1/16		90,000	86,850
Southwestern Energy Co. 7.5% 2/1/18		150,000	159,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		290,000	320,450
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		70,000	72,800
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,318
7.5% 4/1/17		445,000	493,483
7.625% 4/1/37		50,000	56,151
8% 2/1/16		75,000	86,156
8.375% 6/15/32		40,000	47,503
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		975,000	1,021,313
Venoco, Inc. 11.5% 10/1/17 (f)		250,000	262,500
W&T Offshore, Inc. 8.25% 6/15/14 (f)		310,000	294,500
YPF SA 10% 11/2/28		600,000	595,500
			23,526,413
TOTAL ENERGY			24,295,163
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - 6.1%
Capital Markets - 0.3%
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (h)	EUR	100,000	$ 142,268
Goldman Sachs Group, Inc. 4.75% 10/12/21	EUR	50,000	65,030
HSBC Bank PLC:
3.75% 11/30/16	EUR	350,000	497,425
5.75% 6/27/17 (e)	GBP	100,000	166,889
Morgan Stanley:
4.5% 10/29/14	EUR	150,000	216,440
5.5% 10/2/17	EUR	100,000	146,023
UBS AG London Branch 6.375% 7/20/16	GBP	150,000	256,750
VTB Capital SA 4.25% 2/15/16	EUR	100,000	141,000
WestLB AG 3.5% 9/3/12	EUR	70,000	101,069
			1,732,894
Commercial Banks - 1.3%
African Export-Import Bank 8.75% 11/13/14		$ 220,000	232,100
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	250,000	353,990
Barclays Bank PLC 10% 5/21/21	GBP	50,000	98,849
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	300,000	441,992
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	250,000	380,729
Credit Agricole SA 5% (h)	GBP	150,000	200,241
Development Bank of Philippines 8.375% (h)		400,000	406,000
DnB NOR Bank ASA 4.5% 5/29/14	EUR	150,000	225,417
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,650,000	1,410,750
Export-Import Bank of India 0.7863% 6/7/12 (h)	JPY	20,000,000	207,281
Fortis Banque SA 5.757% 10/4/17	EUR	100,000	151,103
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		980,000	999,600
Intesa Sanpaolo SpA 5% 9/23/19	EUR	200,000	291,610
KBC IFIMA NV 4.5% 9/17/14	EUR	150,000	218,004
Landesbank Berlin AG 5.875% 11/25/19	EUR	200,000	284,272
Rabobank Nederland:
0.856% 7/28/15 (h)	EUR	100,000	138,415
4% 9/10/15	GBP	350,000	571,160
4.75% 1/15/18	EUR	150,000	226,797
RSHB Capital SA 9% 6/11/14 (f)		115,000	129,950
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	200,000	339,592
Societe Generale SCF 4% 7/7/16	EUR	250,000	366,581

		Principal Amount (c)	Value
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	$ 299,107
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	100,000	137,438
Wachovia Bank NA:
5.25% 8/1/23	GBP	100,000	138,866
6% 5/23/13	EUR	150,000	231,955
Wachovia Corp. 4.375% 8/1/16	EUR	50,000	71,341
Wells Fargo & Co. 7.98% (h)		135,000	135,000
			8,688,140
Consumer Finance - 2.1%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		$ 80,000	58,400
American Express Credit Corp. 5.375% 10/1/14	GBP	200,000	324,168
Ford Motor Credit Co. LLC:
7% 10/1/13		340,000	339,488
7.25% 10/25/11		790,000	797,815
7.375% 2/1/11		45,000	45,917
7.5% 8/1/12		645,000	651,450
8% 6/1/14		335,000	346,517
8% 12/15/16		1,645,000	1,647,186
12% 5/15/15		1,620,000	1,887,300
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	855,525
8% 11/1/31		490,000	440,864
GMAC LLC:
6% 4/1/11 (f)		91,000	89,635
6.75% 12/1/14 (f)		280,000	263,200
8% 11/1/31 (f)		5,198,000	4,704,190
GMAC, Inc. 1.75% 10/30/12		1,360,000	1,351,146
SLM Corp. 0.914% 12/15/10 (h)	EUR	100,000	134,612
			13,937,413
Diversified Financial Services - 1.2%
Bank of America Corp.:
4% 3/28/18 (h)	EUR	150,000	193,086
6.125% 9/15/21	GBP	150,000	238,987
8% (h)		350,000	337,750
8.125% (h)		480,000	463,200
BAT International Finance PLC:
4.875% 2/24/21	EUR	50,000	71,616
5.375% 6/29/17	EUR	50,000	76,235
6% 11/24/34	GBP	100,000	161,979
CIT Group, Inc.:
7% 5/1/13		123,136	115,748
7% 5/1/14		184,707	169,007
7% 5/1/15		184,707	165,313
7% 5/1/16		307,848	269,367
7% 5/1/17		430,989	373,883
Cloverie PLC 7.5% 7/24/39 (h)	EUR	50,000	78,422
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	16,334	28,246
8.151% 12/31/30	GBP	30,000	52,848
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Finmeccanica Finance SA 5.25% 1/21/22	EUR	150,000	$ 218,360
FireKeepers Development Authority 13.875% 5/1/15 (f)		$ 100,000	113,500
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	238,000
Imperial Tobacco Finance 8.375% 2/17/16	EUR	210,000	363,765
International Lease Finance Corp.:
5.625% 9/20/13		160,000	125,506
6.625% 11/15/13		660,000	531,290
Linde Finance BV 6.75% 12/8/15	EUR	100,000	166,504
NCO Group, Inc. 11.875% 11/15/14		120,000	91,800
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	5,834,044	186,683
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	150,000	227,995
TMK Capital SA 10% 7/29/11		800,000	820,960
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	50,000	74,012
UPC Germany GmbH 8.125% 12/1/17 (f)		560,000	565,600
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	72,874
4.375% 5/19/14	EUR	50,000	72,620
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)		1,000,000	974,215
			7,639,371
Insurance - 0.4%
American International Group, Inc.:
4.25% 5/15/13		130,000	120,082
5.05% 10/1/15		225,000	187,707
5.45% 5/18/17		680,000	542,457
5.6% 10/18/16		370,000	306,188
5.85% 1/16/18		120,000	98,463
8.25% 8/15/18		400,000	375,540
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	150,000	219,163
Eureko BV:
5.125% (h)	EUR	150,000	152,471
7.375% 6/16/14	EUR	90,000	144,769
Mapfre SA 5.921% 7/24/37 (h)	EUR	50,000	60,696
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	100,000	109,282
5% 1/21/16 (h)	GBP	50,000	68,234
7.125% 10/19/16	GBP	100,000	159,688
			2,544,740

		Principal Amount (c)	Value
Real Estate Investment Trusts - 0.2%
Rouse Co. 5.375% 11/26/13 (b)		$ 335,000	$ 322,019
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		515,000	513,069
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	176,850
8.625% 1/15/12		280,000	289,800
Ventas Realty LP 6.5% 6/1/16		65,000	62,888
			1,364,626
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		425,000	474,938
Realogy Corp.:
10.5% 4/15/14		2,395,000	2,077,663
11.75% 4/15/14 pay-in-kind (h)		217,863	174,191
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		480,000	484,800
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	106,909
			3,318,501
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
1.314% (h)	EUR	100,000	107,374
4.604% (h)	EUR	100,000	113,727
Nationwide Building Society 3.375% 8/17/15 (h)	EUR	200,000	268,706
			489,807
TOTAL FINANCIALS			39,715,492
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		90,000	95,175
Health Care Providers & Services - 1.1%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		505,000	554,238
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (h)		767,413	673,629
CRC Health Group, Inc. 10.75% 2/1/16		90,000	75,600
DaVita, Inc. 6.625% 3/15/13		340,000	341,700
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	129,538
HCA, Inc.:
5.75% 3/15/14		220,000	205,975
6.25% 2/15/13		110,000	106,975
6.375% 1/15/15		75,000	70,781
6.5% 2/15/16		275,000	259,188
6.75% 7/15/13		110,000	108,350
9.125% 11/15/14		580,000	611,900
9.25% 11/15/16		1,215,000	1,303,088
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. 8.125% 2/15/20		$ 575,000	$ 566,375
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	91,800
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		390,000	391,950
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	82,485
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	30,825
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	682,500
Tenet Healthcare Corp.:
9.25% 2/1/15		85,000	90,100
9.875% 7/1/14		415,000	436,788
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	56,238
			6,870,023
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	71,488
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		435,000	415,425
Leiner Health Products, Inc. 11% 6/1/12 (b)		90,000	9
Pfizer, Inc. 5.75% 6/3/21	EUR	200,000	320,511
Roche Holdings, Inc. 6.5% 3/4/21	EUR	100,000	168,382
Schering-Plough Corp. 5.375% 10/1/14	EUR	180,000	281,977
			1,186,304
TOTAL HEALTH CARE			8,222,990
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	38,000
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		185,000	198,875
GeoEye, Inc. 9.625% 10/1/15 (f)		75,000	77,156
Hexcel Corp. 6.75% 2/1/15		100,000	96,000
Safran SA 4% 11/26/14	EUR	200,000	286,622
			696,653
Airlines - 0.8%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		355,000	394,050
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		405,000	447,525

		Principal Amount (c)	Value
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		$ 50,000	$ 44,250
3.3816% 6/2/13 (h)		2,670,000	2,149,350
Continental Airlines, Inc. 7.25% 11/10/19		390,000	396,825
Delta Air Lines, Inc.:
7.9% 12/15/49 (a)		750,000	7,500
9.5% 9/15/14 (f)		115,000	117,731
10% 8/15/08 (a)		70,000	700
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		573,356	543,971
8.021% 8/10/22		294,327	258,272
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	788
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	600
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		129,558	114,011
8.028% 11/1/17		62,467	54,347
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		665,000	683,288
			5,213,658
Building Products - 0.2%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	100,000	167,683
Nortek, Inc. 11% 12/1/13		753,333	794,766
			962,449
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 10.625% 3/15/15 (f)		45,000	49,500
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	10,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	118,734
Casella Waste Systems, Inc. 11% 7/15/14 (f)		105,000	112,613
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	179,375
International Lease Finance Corp.:
4.75% 1/13/12		190,000	160,411
5% 9/15/12		205,000	171,896
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	470,400
7.75% 1/15/15		180,000	180,900
The Geo Group, Inc. 7.75% 10/15/17 (f)		100,000	102,500
			1,556,329
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 50,000	$ 50,938
Odebrecht Finance Ltd. 7% 4/21/20 (f)		205,000	207,460
			258,398
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	60,000
General Cable Corp. 7.125% 4/1/17		40,000	39,300
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	60,900
			160,200
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	200,000	286,281
Sequa Corp.:
11.75% 12/1/15 (f)		685,000	640,475
13.5% 12/1/15 pay-in-kind (f)		280,684	261,036
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	50,000	77,759
			1,265,551
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		60,000	59,400
Navistar International Corp. 8.25% 11/1/21		235,000	239,700
Terex Corp. 10.875% 6/1/16		330,000	366,300
			665,400
Marine - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		195,000	201,338
9.5% 12/15/14		785,000	781,075
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	87,400
US Shipping Partners LP 13% 8/15/14 (b)		170,000	17
			1,069,830
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	97,500
7.625% 12/1/13		100,000	97,750
12.5% 4/1/16		555,000	638,250
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		90,000	75,150
TFM SA de CV 9.375% 5/1/12		670,000	691,775
			1,600,425

		Principal Amount (c)	Value
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	100,000	$ 153,819
Penhall International Corp. 12% 8/1/14 (f)		$ 80,000	51,200
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)		613,000	580,434
			785,453
Transportation Infrastructure - 0.2%
Atlantia SpA 5.625% 5/6/16	EUR	150,000	233,439
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	200,000	257,216
Trico Shipping AS 11.875% 11/1/14 (f)		720,000	754,200
			1,244,855
TOTAL INDUSTRIALS			15,479,201
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	330,400
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,160,325
6.5% 1/15/28		400,000	284,500
ViaSat, Inc. 8.875% 9/15/16 (f)		105,000	108,150
			1,883,375
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		95,000	104,975
IT Services - 0.1%
Ceridian Corp.:
11.25% 11/15/15		275,000	262,625
12.25% 11/15/15 pay-in-kind (h)		58,575	55,207
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	265,850
Unisys Corp.:
12.5% 1/15/16		210,000	217,350
12.75% 10/15/14 (f)		32,000	37,120
14.25% 9/15/15 (f)		26,000	30,290
			868,442
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		270,000	268,650
Amkor Technology, Inc.:
7.125% 3/15/11		10,000	10,250
7.75% 5/15/13		65,000	66,138
9.25% 6/1/16		505,000	534,038
Avago Technologies Finance Ltd. 11.875% 12/1/15		505,000	556,131
Freescale Semiconductor, Inc.:
8.875% 12/15/14		1,245,000	1,157,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
9.875% 12/15/14 pay-in-kind (h)		$ 1,706,849	$ 1,498,335
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		105,000	131
NXP BV:
3.0344% 10/15/13 (h)		1,425,000	1,204,125
7.875% 10/15/14		1,893,000	1,732,095
9.5% 10/15/15		545,000	468,700
Spansion LLC 11.25% 1/15/16 (b)(f)		255,000	275,719
Viasystems, Inc.:
10.5% 1/15/11		140,000	140,175
12% 1/15/15 (f)		310,000	331,700
			8,244,037
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	37,750
TOTAL INFORMATION TECHNOLOGY			11,138,579
MATERIALS - 3.5%
Chemicals - 0.7%
Akzo Nobel Sweden Finance AB 7.75% 1/31/14	EUR	100,000	164,890
Ashland, Inc. 9.125% 6/1/17 (f)		160,000	174,800
Chemtura Corp. 6.875% 6/1/16 (b)		85,000	90,100
Georgia Gulf Corp. 9% 1/15/17 (f)		455,000	459,550
MacDermid, Inc. 9.5% 4/15/17 (f)		40,000	39,600
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,200,000	1,155,000
10.875% 12/1/14 pay-in-kind (h)		1,060,466	986,907
11.5% 12/1/16		905,000	800,925
NOVA Chemicals Corp.:
3.6494% 11/15/13 (h)		105,000	95,550
6.5% 1/15/12		375,000	375,000
Solutia, Inc. 8.75% 11/1/17		85,000	88,613
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	85,950
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		95,000	77,900
			4,594,785
Construction Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14 (f)		80,000	83,400

		Principal Amount (c)	Value
Lafarge SA 8.75% 5/30/17	GBP	200,000	$ 364,483
SOV Housing Capital PLC 5.705% 9/10/39	GBP	100,000	160,581
			608,464
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		$ 40,000	38,300
Berry Plastics Holding Corp.:
4.1286% 9/15/14 (h)		45,000	35,550
8.875% 9/15/14		1,255,000	1,201,663
10.25% 3/1/16		820,000	713,400
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		230,000	253,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,122,275
7.5% 12/15/96		160,000	120,400
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		85,000	74,800
Rexam PLC 4.375% 3/15/13	EUR	100,000	145,277
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		430,000	378,938
Vitro SAB de CV:
8.625% 2/1/12 (b)		1,835,000	789,050
9.125% 2/1/17 (b)		120,000	51,600
			4,924,253
Metals & Mining - 1.8%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(h)		150,000	783
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		315,000	366,975
CSN Islands XI Corp. 6.875% 9/21/19 (f)		465,000	465,465
Edgen Murray Corp. 12.25% 1/15/15 (f)		675,000	661,500
Evraz Group SA 8.875% 4/24/13 (f)		685,000	685,000
FMG Finance Property Ltd.:
10% 9/1/13 (f)		295,000	306,800
10.625% 9/1/16 (f)		2,707,000	2,977,700
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		510,000	555,263
8.375% 4/1/17		2,570,000	2,814,150
International Steel Group, Inc. 6.5% 4/15/14		445,000	474,946
Ispat Inland ULC 9.75% 4/1/14		20,000	21,000
Novelis, Inc. 11.5% 2/15/15 (f)		80,000	84,800
RathGibson, Inc. 11.25% 2/15/14 (b)		305,000	97,981
Steel Dynamics, Inc.:
6.75% 4/1/15		290,000	287,825
7.375% 11/1/12		60,000	61,950
8.25% 4/15/16		60,000	62,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Teck Resources Ltd.:
9.75% 5/15/14		$ 405,000	$ 468,281
10.25% 5/15/16		515,000	585,169
10.75% 5/15/19		600,000	702,000
			11,679,988
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		40,000	39,200
NewPage Corp.:
6.5306% 5/1/12 (h)		90,000	61,200
11.375% 12/31/14 (f)		345,000	350,175
Solo Cup Co. 8.5% 2/15/14		135,000	131,963
Stone Container Corp. 8.375% 7/1/12 (b)		220,000	194,700
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		250,000	275,000
			1,052,238
TOTAL MATERIALS			22,859,728
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.5%
Alestra SA de RL de CV 11.75% 8/11/14 (f)		250,000	277,500
Citizens Communications Co.:
7.875% 1/15/27		280,000	252,000
9% 8/15/31		220,000	216,150
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		2,280,000	2,305,650
France Telecom SA 5% 1/22/14	EUR	50,000	76,449
Global Crossing Ltd. 12% 9/15/15 (f)		1,320,000	1,442,100
Global Village Telecom Finance LLC 12% 6/30/11 (f)		581,750	597,748
Intelsat Bermuda Ltd.:
11.25% 2/4/17 (f)		1,085,000	1,079,575
12.5% 2/4/17 pay-in-kind (e)(f)		3,770,493	3,522,531
Intelsat Corp.:
9.25% 8/15/14		315,000	322,875
9.25% 6/15/16		560,000	579,600
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,810,200
Koninklijke KPN NV 5.625% 9/30/24	EUR	200,000	300,329
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		285,000	296,400
Qwest Communications International, Inc.:
7.5% 2/15/14		480,000	481,800

		Principal Amount (c)	Value
7.5% 2/15/14		$ 110,000	$ 110,413
Qwest Corp. 8.375% 5/1/16		550,000	588,500
Sprint Capital Corp.:
6.875% 11/15/28		4,257,000	3,538,631
6.9% 5/1/19		375,000	345,000
8.75% 3/15/32		6,255,000	5,895,338
Telecom Italia SpA 7.375% 12/15/17	GBP	200,000	360,117
Telefonica Emisiones SAU 5.289% 12/9/22	GBP	250,000	394,567
U.S. West Communications:
6.875% 9/15/33		200,000	176,000
7.25% 9/15/25		35,000	32,375
7.25% 10/15/35		70,000	59,850
7.5% 6/15/23		30,000	27,975
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)		1,135,000	1,208,775
11.75% 7/15/17 (f)		2,780,000	3,016,300
			29,314,748
Wireless Telecommunication Services - 2.3%
Clearwire Escrow Corp. 12% 12/1/15 (f)		335,000	338,769
Digicel Group Ltd.:
8.875% 1/15/15 (f)		1,775,000	1,726,188
9.125% 1/15/15 pay-in-kind (f)(h)		300,000	295,125
12% 4/1/14 (f)		1,145,000	1,279,538
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		325,000	331,906
9.5% 6/15/16		1,215,000	1,303,088
11.5% 6/15/16		560,000	602,000
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		1,430,000	1,456,884
8.875% 1/15/15		760,000	782,800
Millicom International Cellular SA 10% 12/1/13		860,000	890,100
Mobile Telesystems Finance SA 8% 1/28/12 (f)		560,000	586,600
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	429,525
7.375% 8/1/15		335,000	325,788
NII Capital Corp. 10% 8/15/16 (f)		1,120,000	1,173,200
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		800,000	728,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		850,000	748,000
Sprint Nextel Corp. 6% 12/1/16		420,000	383,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (f)		$ 440,000	$ 457,600
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		830,000	879,800
			14,718,161
TOTAL TELECOMMUNICATION SERVICES			44,032,909
UTILITIES - 1.7%
Electric Utilities - 0.4%
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		135,000	128,250
Enel Finance International SA 5% 9/14/22	EUR	100,000	147,300
Intergen NV 9% 6/30/17 (f)		450,000	469,125
Majapahit Holding BV:
7.75% 10/17/16		325,000	341,250
7.75% 1/20/20 (f)		265,000	277,588
8% 8/7/19 (f)		165,000	174,488
National Power Corp. 6.875% 11/2/16 (f)		400,000	422,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		530,000	424,000
Series B, 10.25% 11/1/15		170,000	136,000
11.25% 11/1/16 pay-in-kind		122,723	84,846
			2,604,847
Gas Utilities - 0.5%
Bord Gais Eireann 5.75% 6/16/14	EUR	100,000	153,871
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		525,000	498,750
6.875% 11/4/11 (Reg. S)		1,020,000	1,037,850
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	207,440
8% 3/1/32		410,000	471,488
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		815,000	725,350
			3,094,749
Independent Power Producers & Energy Traders - 0.4%
Energy Future Holdings:
10.875% 11/1/17		2,867,000	2,322,270
12% 11/1/17 pay-in-kind (h)		415,732	282,559
Enron Corp. 7.625% 9/10/04 (b)		400,000	0

		Principal Amount (c)	Value
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		$ 180,000	$ 186,084
Tenaska Alabama Partners LP 7% 6/30/21 (f)		84,196	81,671
			2,872,584
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (h)		120,000	138,955
Centrica PLC 6.375% 3/10/22	GBP	100,000	172,320
Hera SpA 4.5% 12/3/19	EUR	100,000	141,710
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,428,101
Utilicorp United, Inc. 7.95% 2/1/11 (e)		3,000	3,150
Veolia Environnement 5.125% 5/24/22	EUR	50,000	72,608
			1,956,844
Water Utilities - 0.1%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	250,398
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	50,000	77,490
Thames Water Utility Finance 4.9% 6/30/15	GBP	200,000	323,269
			651,157
TOTAL UTILITIES			11,180,181
TOTAL NONCONVERTIBLE BONDS			218,647,415
TOTAL CORPORATE BONDS (Cost $209,201,667)			223,149,102
U.S. Government and Government Agency Obligations - 25.3%

Other Government Related - 2.0%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		200,000	201,846
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		330,000	332,193
1.875% 5/7/12 (FDIC Guaranteed) (g)		1,350,000	1,357,183
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		4,000,000	3,984,888
1.875% 11/15/12 (FDIC Guaranteed) (g)		525,000	523,647
2% 3/30/12 (FDIC Guaranteed) (g)		250,000	252,032
2.125% 7/12/12 (FDIC Guaranteed) (g)		172,000	173,328
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Other Government Related - continued
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		$ 600,000	$ 606,768
2% 9/28/12 (FDIC Guaranteed) (g)		1,693,000	1,695,191
2.125% 12/21/12 (FDIC Guaranteed) (g)		1,000,000	1,000,927
2.625% 12/28/12 (FDIC Guaranteed) (g)		384,000	391,071
3% 12/9/11 (FDIC Guaranteed) (g)		310,000	319,555
Goldman Sachs Group, Inc. 1.625% 7/15/11 (FDIC Guaranteed) (g)		75,000	75,671
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)		50,000	51,749
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		1,898,000	1,968,843
TOTAL OTHER GOVERNMENT RELATED			12,934,892
U.S. Government Agency Obligations - 3.7%
Fannie Mae:
0.875% 1/12/12		831,000	824,599
2% 1/9/12		1,349,000	1,368,619
2.5% 5/15/14		1,539,000	1,535,980
2.75% 3/13/14		760,000	766,455
3.25% 4/9/13		100,000	103,784
Federal Home Loan Bank:
1% 12/28/11		720,000	716,977
1.5% 1/16/13		3,500,000	3,451,045
3.625% 10/18/13		3,865,000	4,048,731
Freddie Mac:
1.125% 12/15/11		1,230,000	1,226,178
1.375% 1/9/13		794,000	780,251
1.75% 6/15/12		5,283,000	5,306,398
2.125% 3/23/12		250,000	253,831
2.5% 4/23/14		680,000	679,602
3.75% 6/28/13		50,000	52,694
3.75% 3/27/19		30,000	29,413
5% 2/16/17		700,000	760,851
5.125% 11/17/17		985,000	1,072,405
5.5% 8/23/17		700,000	781,271
Tennessee Valley Authority 5.25% 9/15/39		400,000	393,402
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			24,152,486
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		3,408,928	3,565,894

		Principal Amount (c)	Value
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bonds:
3.5% 2/15/39		$ 4,030,000	$ 3,300,820
4.25% 5/15/39		4,388,000	4,116,493
4.375% 2/15/38		675,000	648,000
4.375% 11/15/39		300,000	287,156
4.5% 5/15/38		480,000	470,025
4.5% 8/15/39		3,145,000	3,073,747
4.75% 2/15/37		250,000	255,469
5.25% 2/15/29		1,252,000	1,356,464
6.25% 8/15/23		3,961,000	4,730,919
7.5% 11/15/16		2,155,000	2,715,804
7.5% 11/15/24		780,000	1,042,763
7.875% 2/15/21		200,000	268,812
8.75% 5/15/20		922,000	1,300,596
U.S. Treasury Notes:
0.75% 11/30/11		8,581,000	8,525,026
0.875% 12/31/10		1,500,000	1,505,508
0.875% 3/31/11		3,980,000	3,987,307
1% 12/31/11		6,207,000	6,189,546
1.125% 12/15/11		1,629,000	1,629,573
1.125% 1/15/12		2,525,000	2,522,632
1.125% 12/15/12		10,000	9,840
1.5% 12/31/13		409,000	398,232
1.75% 11/15/11		102,000	103,287
1.875% 6/15/12		88,000	88,963
1.875% 2/28/14		15,000	14,753
1.875% 4/30/14		2,678,000	2,622,975
2% 11/30/13		442,000	439,652
2.25% 5/31/14		3,295,000	3,272,604
2.375% 8/31/14		3,400,000	3,375,030
2.375% 9/30/14		2,430,000	2,409,491
2.375% 10/31/14		2,295,000	2,270,076
2.5% 3/31/13		866,000	885,688
2.625% 6/30/14		4,500,000	4,532,697
2.625% 7/31/14		2,200,000	2,211,000
2.625% 12/31/14		4,639,000	4,625,593
2.625% 4/30/16		2,935,000	2,843,968
2.75% 7/31/10		561,000	568,999
2.75% 2/28/13		5,774,000	5,949,021
2.75% 11/30/16		1,000,000	962,734
2.75% 2/15/19		2,778,000	2,557,496
3% 8/31/16		4,656,000	4,579,251
3.125% 8/31/13		1,375,000	1,428,819
3.125% 9/30/13		1,291,000	1,341,732
3.125% 10/31/16		3,550,000	3,505,348
3.125% 5/15/19		5,168,000	4,894,256
3.25% 5/31/16		909,000	912,764
3.375% 6/30/13		734,000	770,413
3.375% 11/15/19		2,500,000	2,404,700
3.625% 5/15/13		1,050,000	1,111,688
3.625% 8/15/19		2,209,000	2,171,723
3.75% 11/15/18		328,000	327,974
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 10/31/12		$ 118,000	$ 125,559
3.875% 5/15/18		218,000	221,355
4% 8/15/18		721,000	736,377
4.25% 11/15/17		1,975,000	2,070,047
4.5% 2/28/11		4,500,000	4,697,051
4.5% 5/15/17		1,172,000	1,252,849
4.625% 7/31/12		160,000	172,800
5.125% 5/15/16		1,865,000	2,080,057
TOTAL U.S. TREASURY OBLIGATIONS			122,873,522
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $164,492,919)			163,526,794
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.9%
2.59% 9/1/33 (h)		55,469	56,968
2.767% 10/1/34 (h)		77,990	80,438
2.995% 11/1/35 (h)		48,817	50,267
3.121% 10/1/35 (h)		10,637	11,023
3.176% 7/1/35 (h)		36,989	38,330
3.264% 9/1/34 (h)		52,304	53,954
3.553% 11/1/33 (h)		10,700	11,174
3.574% 4/1/35 (h)		63,632	66,126
3.625% 1/1/35 (h)		29,650	30,588
3.716% 3/1/33 (h)		17,540	18,173
3.731% 3/1/35 (h)		1,302,725	1,353,199
3.746% 11/1/36 (h)		24,384	25,368
3.897% 11/1/36 (h)		9,353	9,694
3.9% 9/1/36 (h)		47,025	48,893
3.929% 3/1/34 (h)		35,792	36,838
4% 9/1/13		22,676	23,253
4.146% 4/1/36 (h)		37,074	38,858
4.173% 2/1/35 (h)		166,840	172,544
4.217% 8/1/35 (h)		92,375	96,893
4.291% 6/1/36 (h)		7,350	7,624
4.421% 7/1/35 (h)		96,239	99,692
4.532% 7/1/35 (h)		27,495	28,506
4.588% 9/1/35 (h)		96,043	99,887
4.639% 11/1/35 (h)		156,355	161,180
4.719% 2/1/35 (h)		276,135	281,816
4.726% 11/1/35 (h)		48,384	50,484
4.776% 7/1/35 (h)		34,611	35,853
4.889% 2/1/36 (h)		113,495	117,611
4.98% 12/1/32 (h)		34,503	36,083
4.988% 10/1/35 (h)		176,437	181,504

		Principal Amount (c)	Value
5% 6/1/14		$ 7,087	$ 7,425
5.007% 2/1/34 (h)		49,455	51,969
5.016% 5/1/35 (h)		79,238	81,947
5.054% 2/1/37 (h)		116,159	120,632
5.143% 7/1/35 (h)		59,430	60,894
5.185% 6/1/35 (h)		603,358	622,222
5.229% 2/1/37 (h)		181,448	189,065
5.242% 5/1/35 (h)		36,573	38,733
5.308% 3/1/36 (h)		258,180	270,791
5.498% 6/1/47 (h)		19,454	20,247
5.5% 4/1/16		16,177	16,785
5.591% 2/1/36 (h)		22,430	23,246
5.599% 4/1/36 (h)		100,957	106,082
5.858% 5/1/36 (h)		25,145	26,598
5.899% 6/1/35 (h)		77,833	82,424
6% 5/1/12 to 10/1/16		23,403	24,922
6.009% 4/1/36 (h)		345,478	360,647
6.213% 3/1/37 (h)		16,647	17,703
6.5% 4/1/12 to 9/1/32		186,518	201,658
TOTAL FANNIE MAE			5,646,811
Freddie Mac - 0.5%
2.846% 6/1/33 (h)		34,536	35,557
2.997% 5/1/35 (h)		68,332	70,920
3.345% 3/1/35 (h)		25,065	25,483
3.374% 7/1/35 (h)		41,547	42,962
3.492% 6/1/35 (h)		90,430	93,595
3.615% 12/1/33 (h)		69,968	71,853
3.849% 1/1/35 (h)		89,967	93,593
3.987% 3/1/37 (h)		81,851	83,331
4.009% 10/1/35 (h)		47,438	49,020
4.091% 10/1/36 (h)		43,750	45,640
4.401% 4/1/34 (h)		454,168	473,754
4.5% 8/1/33		28,036	28,177
4.789% 2/1/36 (h)		9,909	10,380
5.041% 4/1/35 (h)		96,696	100,651
5.094% 7/1/35 (h)		21,088	21,671
5.138% 4/1/35 (h)		2,596	2,721
5.206% 12/1/36 (h)		181,600	189,252
5.215% 5/1/37 (h)		15,458	15,978
5.285% 4/1/37 (h)		16,728	17,350
5.297% 9/1/35 (h)		28,080	29,251
5.446% 3/1/37 (h)		14,148	14,451
5.521% 1/1/36 (h)		27,089	28,207
5.581% 3/1/36 (h)		156,023	165,071
5.64% 1/1/36 (h)		13,703	14,239
5.684% 10/1/35 (h)		10,857	11,497
5.724% 5/1/37 (h)		203,864	211,157
5.724% 5/1/37 (h)		33,695	34,707
5.748% 5/1/37 (h)		107,653	111,252
5.765% 4/1/37 (h)		82,198	84,629
5.82% 7/1/36 (h)		583,202	616,918
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
5.829% 6/1/37 (h)		$ 66,264	$ 69,024
5.981% 1/1/37 (h)		63,648	67,402
6.182% 6/1/37 (h)		17,383	18,437
6.27% 7/1/36 (h)		28,660	30,478
6.42% 6/1/37 (h)		9,780	10,323
6.466% 2/1/37 (h)		15,201	16,151
6.5% 12/1/14 to 3/1/22		276,532	297,706
6.622% 8/1/37 (h)		55,778	58,969
7.347% 4/1/37 (h)		4,356	4,632
TOTAL FREDDIE MAC			3,366,389
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,802,918)			9,013,200
Asset-Backed Securities - 0.2%

Lambda Finance BV Series 2007-1X Class A2, 0.872% 9/20/31 (h)	EUR	300,000	403,725
Smile Synthetic BV Series 2005 Class C, 1.109% 1/20/15 (h)	EUR	63,735	59,766
Southern Gas Networks PLC Class A1, 0.979% 10/21/10 (h)	EUR	100,000	141,649
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	411,633
VCL No. 11 Ltd. Class A, 1.583% 8/21/15 (h)	EUR	187,047	268,247
Volkswagen Car Lease Series 9 Class B, 0.613% 4/21/12 (h)	EUR	6,511	9,319
TOTAL ASSET-BACKED SECURITIES (Cost $1,346,195)			1,294,339
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.984% 2/17/52 (h)	EUR	50,000	58,217
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 1.09% 10/18/54 (h)	EUR	50,000	70,072
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 1.115% 11/20/56 (h)	EUR	50,000	70,380
Granite Master Issuer PLC Series 2005-1 Class A5, 0.573% 12/20/54 (h)	EUR	54,090	68,693

		Principal Amount (c)	Value
Granite Mortgages PLC 0.4134% 3/20/44 (h)	GBP	36,461	$ 52,334
Silverstone Master Issuer PLC Series 2009-1 Class A2, 0% 1/21/55 (h)	GBP	150,000	243,707
TOTAL PRIVATE SPONSOR			563,403
U.S. Government Agency - 0.5%
Fannie Mae floater Series 2007-95 Class A1, 0.4813% 8/27/36 (h)		$ 248,766	238,815
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		7,656	8,209
Series 2003-113 Class PE, 4% 11/25/18		80,000	81,719
Series 2003-70 Class BJ, 5% 7/25/33		45,000	46,326
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	182,843
Series 2004-80 Class LD, 4% 1/25/19		100,000	103,716
Series 2004-81 Class KD, 4.5% 7/25/18		165,000	172,821
Series 2005-52 Class PB, 6.5% 12/25/34		124,431	132,970
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		30,392	32,576
Series 2004-95 Class AN, 5.5% 1/25/25		85,001	90,835
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	38,349
Series 2006-72 Class CY, 6% 8/25/26		145,000	158,058
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		17,237	18,424
Series 2115 Class PE, 6% 1/15/14		4,245	4,473
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7331% 1/15/30 (h)		116,187	116,083
Series 2630 Class FL, 0.7331% 6/15/18 (h)		4,163	4,174
Series 2861 Class GF, 0.5331% 1/15/21 (h)		25,285	25,290
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		32,641	34,807
Series 2381 Class OG, 5.5% 11/15/16		22,961	24,638
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2425 Class JH, 6% 3/15/17		$ 40,243	$ 43,105
Series 2628 Class OE, 4.5% 6/15/18		95,000	99,042
Series 2695 Class DG, 4% 10/15/18		220,000	224,626
Series 2831 Class PB, 5% 7/15/19		200,000	211,953
Series 2866 Class XE, 4% 12/15/18		250,000	259,567
Series 2996 Class MK, 5.5% 6/15/35		31,013	33,044
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		42,567	45,846
Series 2570 Class CU, 4.5% 7/15/17		8,857	9,169
Series 2572 Class HK, 4% 2/15/17		11,044	11,318
Series 2860 Class CP, 4% 10/15/17		10,165	10,387
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,043,850
Series 2863 Class DB, 4% 9/15/14		9,693	9,958
Series 2975 Class NA, 5% 7/15/23		5,002	4,996
TOTAL U.S. GOVERNMENT AGENCY			3,521,987
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,878,459)			4,085,390
Commercial Mortgage Securities - 0.1%

Enterprise Inns PLC 6.5% 12/6/18	GBP	165,000	215,729
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (h)	GBP	50,000	65,607
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (h)	GBP	48,850	61,422
Skyline BV floater Series 2007-1 Class B, 0.987% 7/22/43 (h)	EUR	100,000	99,543
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $511,066)			442,301
Foreign Government and Government Agency Obligations - 19.6%
		Principal Amount (c)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 831,131	$ 621,270
par 2.5% 12/31/38 (e)		480,000	166,800
7% 3/28/11		9,155,000	8,908,324
7% 9/12/13		6,660,000	5,946,270
Bahamian Republic 6.95% 11/20/29 (f)		240,000	237,600
Barbados Government 7.25% 12/15/21 (f)		135,000	135,000
Brazilian Federative Republic:
6% 9/15/13		133,333	138,000
8.25% 1/20/34		165,000	208,725
8.75% 2/4/25		235,000	301,975
12.25% 3/6/30		265,000	461,100
Canadian Government:
1.25% 12/1/11	CAD	3,900,000	3,696,063
3% 6/1/14	CAD	2,300,000	2,222,833
3.75% 6/1/10	CAD	1,000,000	965,050
3.75% 6/1/19	CAD	2,200,000	2,116,787
4% 6/1/16	CAD	4,550,000	4,553,854
5% 6/1/37	CAD	1,700,000	1,862,015
Cayman Island Government 5.95% 11/24/19 (f)		220,000	218,130
Central Bank of Nigeria promissory note 5.092% 1/5/10		16,113	7,941
Colombian Republic:
7.375% 9/18/37		405,000	441,450
11.75% 2/25/20		95,000	136,800
Congo Republic 3% 6/30/29 (e)		907,250	458,161
Croatia Republic 6.75% 11/5/19 (f)		430,000	463,325
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		115,000	119,888
8.25% 10/24/12 (f)		465,000	491,738
Dominican Republic:
1.2888% 8/30/24 (h)		325,000	243,750
9.04% 1/23/18 (f)		609,881	661,721
9.5% 9/27/11 (Reg. S)		566,489	589,149
Ecuador Republic 5% 2/28/25		76,000	41,040
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	184,950
7.65% 6/15/35 (Reg. S)		190,000	187,150
7.75% 1/24/23 (Reg. S)		125,000	133,125
8.25% 4/10/32 (Reg. S)		90,000	93,600
Gabonese Republic 8.2% 12/12/17 (f)		730,000	768,325
Georgia Republic 7.5% 4/15/13		400,000	406,000
German Federal Republic:
2.5% 10/10/14	EUR	3,450,000	4,955,393
3% 3/12/10	EUR	6,620,000	9,522,619
3.25% 1/4/20	EUR	3,485,000	4,930,975
4.75% 7/4/40	EUR	2,323,000	3,691,752
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Ghana Republic 8.5% 10/4/17 (f)		$ 735,000	$ 749,700
Greek Government 6% 7/19/19	EUR	700,000	1,023,290
Indonesian Republic:
6.625% 2/17/37 (f)		425,000	418,625
6.875% 3/9/17 (f)		200,000	219,000
6.875% 1/17/18 (f)		400,000	438,000
7.25% 4/20/15 (f)		190,000	213,750
7.75% 1/17/38 (f)		450,000	495,000
8.5% 10/12/35 (Reg. S)		300,000	360,000
11.625% 3/4/19 (f)		475,000	686,375
Irish Republic 5.9% 10/18/19	EUR	200,000	308,638
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		900,000	774,000
Italian Republic:
4.25% 3/1/20	EUR	3,880,000	5,615,127
5% 9/1/40	EUR	1,375,000	2,031,531
Japan Government:
0.4% 5/15/11	JPY	814,300,000	8,777,863
0.6% 9/20/14	JPY	256,500,000	2,774,275
2.1% 9/20/29	JPY	125,000,000	1,343,418
2.2% 9/20/39	JPY	200,000,000	2,118,702
Lebanese Republic 8.625% 6/20/13 (Reg. S)		120,000	133,200
Lithuanian Republic 6.75% 1/15/15 (f)		525,000	536,813
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (h)		300,000	297,750
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		175,000	202,125
Peruvian Republic 7.35% 7/21/25		270,000	309,150
Philippine Republic:
9.5% 2/2/30		185,000	246,050
10.625% 3/16/25		155,000	218,752
Republic of Fiji 6.875% 9/13/11		200,000	197,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	581,250
Republic of Serbia 6.75% 11/1/24 (f)		1,240,000	1,221,400
Russian Federation:
7.5% 3/31/30 (Reg. S)		5,560,100	6,269,013
12.75% 6/24/28 (Reg. S)		645,000	1,096,500
Turkish Republic:
6.75% 4/3/18		430,000	463,196
6.875% 3/17/36		965,000	975,712
7% 9/26/16		390,000	429,156
7.25% 3/5/38		650,000	683,085
7.375% 2/5/25		990,000	1,089,495
UK Treasury GILT:
2.75% 1/22/15	GBP	200,000	318,078
4% 3/7/22	GBP	200,000	313,197
4.75% 6/7/10	GBP	3,080,000	5,070,029
4.75% 12/7/38	GBP	2,325,000	3,963,500

		Principal Amount (c)	Value
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		$ 600,000	$ 546,000
Ukraine Government:
6.385% 6/26/12 (f)		480,000	408,000
6.75% 11/14/17 (f)		485,000	368,600
United Mexican States:
7.5% 4/8/33		120,000	136,800
8.3% 8/15/31		115,000	142,175
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,479,337	124,618
6.875% 9/28/25		215,000	227,900
8% 11/18/22		553,878	632,806
Venezuelan Republic:
1.2831% 4/20/11 (Reg. S) (h)		2,600,000	2,288,000
5.375% 8/7/10 (Reg. S)		300,000	293,640
7% 3/31/38		310,000	172,050
8.5% 10/8/14		470,000	367,775
9% 5/7/23 (Reg. S)		1,535,000	1,028,450
9.25% 9/15/27		1,130,000	830,550
9.375% 1/13/34		375,000	254,063
10.75% 9/19/13		2,635,000	2,325,388
13.625% 8/15/18		1,376,000	1,248,720
Vietnamese Socialist Republic:
4% 3/12/28 (e)		835,000	642,950
6.875% 1/15/16 (f)		230,000	237,475
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,047,003)			126,526,353
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		445,000	462,244
European Investment Bank 11.25% 12/2/11 (f)	ZMK	600,000,000	130,640
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $582,498)			592,884
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(k)	6,092	0
Remy International, Inc. (a)	2,065	2,065
		2,065
Media - 0.0%
Charter Communications, Inc. Class A (a)	5,738	203,699
SuperMedia, Inc. (a)	455	15,925
		219,624
TOTAL CONSUMER DISCRETIONARY		221,689
Common Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	10,599	$ 292,638
INDUSTRIALS - 0.2%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,890	476,708
Building Products - 0.1%
Nortek, Inc. (a)	16,990	594,650
Nortek, Inc. warrants 12/7/14 (a)	524	6,676
		601,326
TOTAL INDUSTRIALS		1,078,034
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(k)	27,300	91
MagnaChip Semiconductor LLC (a)	21,347	2,989
		3,080
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. (a)	39,526	686,962
Containers & Packaging - 0.0%
Constar International, Inc. (a)	1,700	32,300
TOTAL MATERIALS		719,262
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,857
TOTAL COMMON STOCKS (Cost $2,598,799)		2,317,560
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	12,240
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (f)	1,407	928,620
TOTAL PREFERRED STOCKS (Cost $716,040)		940,860
Floating Rate Loans - 6.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
Lear Corp. term loan 7.5% 10/25/14 (h)	$ 23,438	$ 23,438
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	1,290,000	1,419,000
		1,442,438
Automobiles - 0.2%
AM General LLC:
Credit-Linked Deposit 3.2313% 9/30/12 (h)	6,774	6,469
Tranche B, term loan 3.2669% 9/30/13 (h)	144,275	137,783
Ford Motor Co. term loan 3.2871% 12/15/13 (h)	1,370,729	1,271,351
		1,415,603
Diversified Consumer Services - 0.2%
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (h)	810,896	737,916
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (h)	402,439	366,219
Tranche DD, term loan 2.74% 7/24/14 (h)	41,452	37,721
		1,141,856
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2826% 2/16/14 (h)	18,723	12,919
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (h)	9,151	7,916
Tranche B, term loan 2.01% 5/23/14 (h)	45,291	39,177
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (h)	3,008	2,451
term loan 2.67% 6/14/14 (h)	33,093	26,971
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (h)	1,004,631	979,515
		1,068,949
Media - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (h)	2,275,588	2,127,674
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2844% 6/12/14 (h)	2,893,346	2,546,144
Tranche 2LN, term loan 17.5% 12/12/14 (h)	2,047,202	409,440
Idearc, Inc. term loan 10.25% 12/31/15 (h)	98,155	94,720
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. term loan 0.4723% 3/2/14 (b)(h)	$ 300,000	$ 153,000
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	1,625,000	1,401,563
		6,732,541
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.51% 5/28/13 (h)	427,745	389,248
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (h)	608,536	549,203
Tranche B2, term loan 4.8125% 7/31/16 (h)	1,597,748	1,501,883
		2,440,334
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4819% 4/4/14 (h)	100,000	90,000
TOTAL CONSUMER DISCRETIONARY		14,331,721
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (h)	157,200	138,336
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.2623% 1/15/12 (h)	310,000	303,800
TOTAL CONSUMER STAPLES		442,136
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (h)	88,125	86,803
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (h)	29,669	26,702
		113,505
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
CIT Group, Inc.:
term loan 13% 1/20/12 (h)	160,000	165,200
Tranche A, term loan 9.5% 1/20/12 (h)	780,000	789,750
Clear Channel Capital I LLC Tranche B, term loan 3.8809% 1/29/16 (h)	1,123,503	932,507
		1,887,457

	Principal Amount (c)	Value
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (h)	$ 124,209	$ 110,857
Tranche 2LN, term loan 13.5% 10/15/17	950,000	1,011,750
Tranche B, term loan 3.2869% 10/10/13 (h)	461,349	411,754
Tranche DD, term loan 3.2857% 10/10/13 (h)	433,210	384,474
		1,918,835
TOTAL FINANCIALS		3,806,292
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4809% 4/10/14 (h)	131,248	114,842
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0053% 2/21/13 (h)	9,258	7,129
Tranche 2LN, term loan 10.2553% 2/21/14 (h)	20,000	12,200
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 5.99% 3/28/14 (h)	10,000	8,850
		28,179
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	34,913	35,043
Tranche 2LN, term loan 3.5344% 4/30/14 (h)	647,005	540,249
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (h)	794,563	627,705
		1,202,997
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (h)	40,000	33,600
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8786% 12/3/14 (h)	219,806	195,628
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (h)	8,889	8,667
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (h)	230,000	215,050
		223,717
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	$ 1,339,744	$ 1,225,866
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (h)	50,000	8,500
TOTAL INDUSTRIALS		2,918,487
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (h)	87,277	82,477
Tranche B A2, term loan 2.4809% 10/1/14 (h)	162,255	153,331
Tranche B A3, term loan 2.4809% 10/1/14 (h)	189,297	178,886
Tranche B-A, term loan 2.5138% 10/1/14 (h)	303,723	287,018
Tranche B-B, term loan 2.5397% 10/1/12 (h)	193,622	185,877
		887,589
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2327% 3/20/13 (h)	183,350	182,433
Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc. term loan:
1.9853% 12/1/13 (h)	1,825,032	1,606,029
12.5% 12/15/14	2,292,725	2,372,970
		3,978,999
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (h)	729,692	671,317
Tranche 2LN, term loan 6.0006% 6/11/15 (h)	125,000	107,500
Open Solutions, Inc. term loan 2.405% 1/23/14 (h)	19,454	16,341
		795,158
TOTAL INFORMATION TECHNOLOGY		5,844,179
MATERIALS - 0.7%
Chemicals - 0.5%
Lyondell Chemical Co. term loan:
5.7982% 12/20/13 (h)	1,340,100	991,674
8.6678% 4/6/10 (h)(l)	550,000	573,375

	Principal Amount (c)	Value
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (h)	$ 1,430,156	$ 1,287,140
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9.25% 6/20/10 (h)	102,471	103,372
Tranche B 2LN, term loan 9.25% 6/20/10 (h)	27,529	27,772
		2,983,333
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2542% 4/3/15 (h)	822,545	715,614
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (h)	370,142	361,814
		1,077,428
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (h)(l)	61,828	62,446
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(h)	33,696	674
12.5% 12/19/13 (h)	72,903	38,978
Tranche C 1LN, term loan 4.25% 12/19/13 (h)	46,735	34,350
		136,448
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (h)	93,511	34,599
TOTAL MATERIALS		4,231,808
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (h)	140,000	140,525
Tranche B 1LN, term loan 3.9256% 5/26/13 (h)	60,000	58,050
Tranche C 1LN, term loan 4.9256% 5/26/14 (h)	60,000	58,050
		256,625
Wireless Telecommunication Services - 0.5%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (h)	2,000,000	1,915,000
Intelsat Jackson Holdings Ltd. term loan 3.2347% 2/1/14 (h)	1,080,000	977,400
		2,892,400
TOTAL TELECOMMUNICATION SERVICES		3,149,025
Floating Rate Loans - continued
	Principal Amount (c)	Value
UTILITIES - 1.0%
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (h)	$ 3,263,788	$ 2,668,147
Tranche B2, term loan 3.7349% 10/10/14 (h)	1,825,390	1,483,129
Tranche B3, term loan 3.7349% 10/10/14 (h)	2,956,426	2,387,314
		6,538,590
TOTAL FLOATING RATE LOANS (Cost $36,828,441)		41,490,585
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (h) (Cost $344,424)	470,184	385,551
Fixed-Income Funds - 4.5%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $26,486,194)	313,572	29,240,589
Preferred Securities - 0.6%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,350,000	1,402,099
Net Servicos de Comunicacao SA 9.25% (f)	1,000,000	1,011,811
		2,413,910
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	1,316,000	1,297,393
TOTAL PREFERRED SECURITIES (Cost $3,634,174)		3,711,303
Other - 0.0%

Delta Air Lines ALPA Claim (a)	470,000	2,350
Idearc, Inc. Claim (a)	108,228	1
TOTAL OTHER (Cost $3,554)		2,351
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (j) (Cost $39,126,566)	39,126,566	$ 39,126,566
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $623,600,917)		645,845,728
NET OTHER ASSETS - 0.1%		758,211
NET ASSETS - 100%		$ 646,603,939
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	(7,290)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(15,207)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	800,000	23,643
		$ 1,400,000	$ 1,146
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,641,088 or 12.5% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,934,892 or 2.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 115,372

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $220,374 and $228,534, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159,902
Fidelity Floating Rate Central Fund	1,130,293
Total	$ 1,290,195
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 10,893,188	$ 14,546,496	$ 4,256,716	$ 29,240,589	1.0%
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 221,689	$ 205,764	$ 15,925	$ -
Financials	1,221,258	292,638	928,620	-
Industrials	1,078,034	476,708	-	601,326
Information Technology	3,080	-	91	2,989
Materials	731,502	719,262	12,240	-
Utilities	2,857	2,857	-	-
Corporate Bonds	223,149,102	-	223,137,656	11,446
U.S. Government and Government Agency Obligations	163,526,794	-	163,526,794	-
U.S. Government Agency - Mortgage Securities	9,013,200	-	9,013,200	-
Asset-Backed Securities	1,294,339	-	1,294,339	-
Collateralized Mortgage Obligations	4,085,390	-	4,085,390	-
Commercial Mortgage Securities	442,301	-	442,301	-
Foreign Government and Government Agency Obligations	126,526,353	-	126,526,353	-
Supranational Obligations	592,884	-	592,884	-
Floating Rate Loans	41,490,585	-	41,490,585	-
Sovereign Loan Participations	385,551	-	385,551	-
Fixed-Income Funds	29,240,589	29,240,589	-	-
Preferred Securities	3,711,303	-	3,711,303	-
Money Market Funds	39,126,566	39,126,566	-	-
Other	2,351	-	-	2,351
Total Investments in Securities:	$ 645,845,728	$ 70,064,384	$ 575,163,232	$ 618,112
Derivative Instruments:
Assets
Swap Agreements	$ 23,643	$ -	$ 23,643	$ -
Liabilities
Swap Agreements	$ (22,497)	$ -	$ (22,497)	$ -
Total Derivative Instruments:	$ 1,146	$ -	$ 1,146	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,378,321
Total Realized Gain (Loss)	189,545
Total Unrealized Gain (Loss)	(192,385)
Cost of Purchases	621,783
Proceeds of Sales	(2,083,948)
Amortization/Accretion	2,538
Transfers in/out of Level 3	(297,742)
Ending Balance	$ 618,112
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (91,469)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 23,643	$ (22,497)
Total Value of Derivatives	$ 23,643	$ (22,497)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.1%
Germany	3.8%
Canada	3.0%
United Kingdom	2.9%
Bermuda	2.8%
Argentina	2.7%
Japan	2.3%
Netherlands	1.8%
Venezuela	1.8%
Luxembourg	1.7%
Italy	1.5%
Russia	1.2%
Others (individually less than 1%)	7.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $557,988,157)	$ 577,478,573
Fidelity Central Funds (cost $65,612,760)	68,367,155
Total Investments (cost $623,600,917)		$ 645,845,728
Cash		324,357
Foreign currency held at value (cost $18,465)		18,437
Receivable for investments sold		473,076
Receivable for fund shares sold		20,659
Dividends receivable		35
Interest receivable		7,718,582
Distributions receivable from Fidelity Central Funds		103,191
Unrealized appreciation on swap agreements		23,643
Prepaid expenses		1,754
Other receivables		17,739
Total assets		654,547,201

Liabilities
Payable for investments purchased	$ 7,233,633
Payable for fund shares redeemed	214,841
Unrealized depreciation on swap agreements	22,497
Accrued management fee	301,290
Distribution fees payable	568
Other affiliated payables	69,126
Other payables and accrued expenses	101,307
Total liabilities		7,943,262

Net Assets		$ 646,603,939
Net Assets consist of:
Paid in capital		$ 620,223,040
Undistributed net investment income		4,458,011
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(300,435)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,223,323
Net Assets		$ 646,603,939

Statement of Assets and Liabilities - continued

December 31, 2009

Initial Class: Net Asset Value, offering price and redemption price per share ($166,897,549 ÷ 15,016,912 shares)	$ 11.11

Service Class: Net Asset Value, offering price and redemption price per share ($1,897,925 ÷ 171,018 shares)	$ 11.10

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,918,321 ÷ 172,728 shares)	$ 11.11

Investor Class: Net Asset Value, offering price and redemption price per share ($475,890,144 ÷ 42,898,242 shares)	$ 11.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009
Investment Income
Dividends		$ 281,776
Interest		29,682,489
Income from Fidelity Central Funds		1,290,195
Total income		31,254,460

Expenses
Management fee	$ 2,628,292
Transfer agent fees	423,767
Distribution fees	7,967
Accounting fees and expenses	188,232
Custodian fees and expenses	93,590
Independent trustees' compensation	1,498
Audit	63,538
Legal	71,487
Miscellaneous	54,909
Total expenses before reductions	3,533,280
Expense reductions	(500)	3,532,780
Net investment income		27,721,680
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,421,330
Fidelity Central Funds	129,668
Foreign currency transactions	4,152
Futures contracts	26,667
Swap agreements	107,413
Total net realized gain (loss)		9,689,230
Change in net unrealized appreciation (depreciation) on: Investment securities	79,089,470
Assets and liabilities in foreign currencies	(31,573)
Futures contracts	(24,556)
Swap agreements	156,593
Delayed delivery commitments	49,314
Total change in net unrealized appreciation (depreciation)		79,239,248
Net gain (loss)		88,928,478
Net increase (decrease) in net assets resulting from operations		$ 116,650,158

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,721,680	$ 21,449,920
Net realized gain (loss)	9,689,230	(7,426,888)
Change in net unrealized appreciation (depreciation)	79,239,248	(56,837,110)
Net increase (decrease) in net assets resulting from operations	116,650,158	(42,814,078)
Distributions to shareholders from net investment income	(24,242,970)	(19,470,234)
Distributions to shareholders from net realized gain	(4,157,194)	(1,929,986)
Total distributions	(28,400,164)	(21,400,220)
Share transactions - net increase (decrease)	219,226,774	46,326,592
Total increase (decrease) in net assets	307,476,768	(17,887,706)

Net Assets
Beginning of period	339,127,171	357,014,877
End of period (including undistributed net investment income of $4,458,011 and undistributed net investment income of $635,929, respectively)	$ 646,603,939	$ 339,127,171

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 10.63	$ 10.70	$ 10.40	$ 10.61
Income from Investment Operations
Net investment income C	.619	.583	.600	.579	.552
Net realized and unrealized gain (loss)	2.065	(1.670)	(.007)	.239	(.226)
Total from investment operations	2.684	(1.087)	.593	.818	.326
Distributions from net investment income	(.439)	(.548)	(.523)	(.493)	(.451)
Distributions from net realized gain	(.075)	(.055)	(.140)	(.025)	(.085)
Total distributions	(.514)	(.603)	(.663)	(.518)	(.536)
Net asset value, end of period	$ 11.11	$ 8.94	$ 10.63	$ 10.70	$ 10.40
Total Return A, B	30.02%	(10.20)%	5.59%	7.87%	3.10%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.74%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.74%	.72%	.73%	.74%	.75%
Net investment income	5.98%	5.65%	5.49%	5.40%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,898	$ 99,114	$ 119,524	$ 123,870	$ 135,352
Portfolio turnover rate E	199%	256%	152%	83%	100%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.61	$ 10.68	$ 10.38	$ 10.59
Income from Investment Operations
Net investment income C	.594	.574	.588	.567	.541
Net realized and unrealized gain (loss)	2.083	(1.676)	(.005)	.241	(.225)
Total from investment operations	2.677	(1.102)	.583	.808	.316
Distributions from net investment income	(.422)	(.533)	(.513)	(.483)	(.441)
Distributions from net realized gain	(.075)	(.055)	(.140)	(.025)	(.085)
Total distributions	(.497)	(.588)	(.653)	(.508)	(.526)
Net asset value, end of period	$ 11.10	$ 8.92	$ 10.61	$ 10.68	$ 10.38
Total Return A, B	30.01%	(10.37)%	5.51%	7.78%	3.01%
Ratios to Average Net Assets D, F
Expenses before reductions	.84%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.84%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.84%	.82%	.82%	.84%	.85%
Net investment income	5.88%	5.55%	5.39%	5.30%	5.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,898	$ 2,644	$ 4,445	$ 4,211	$ 3,907
Portfolio turnover rate E	199%	256%	152%	83%	100%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.61	$ 10.67	$ 10.38	$ 10.59
Income from Investment Operations
Net investment income C	.578	.558	.571	.551	.524
Net realized and unrealized gain (loss)	2.087	(1.680)	.005 F	.232	(.224)
Total from investment operations	2.665	(1.122)	.576	.783	.300
Distributions from net investment income	(.400)	(.513)	(.496)	(.468)	(.425)
Distributions from net realized gain	(.075)	(.055)	(.140)	(.025)	(.085)
Total distributions	(.475)	(.568)	(.636)	(.493)	(.510)
Net asset value, end of period	$ 11.11	$ 8.92	$ 10.61	$ 10.67	$ 10.38
Total Return A, B	29.88%	(10.56)%	5.45%	7.54%	2.86%
Ratios to Average Net Assets D, G
Expenses before reductions	.99%	.98%	.98%	.99%	1.00%
Expenses net of fee waivers, if any	.99%	.98%	.98%	.99%	1.00%
Expenses net of all reductions	.99%	.97%	.97%	.99%	1.00%
Net investment income	5.72%	5.40%	5.24%	5.15%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,918	$ 2,625	$ 4,418	$ 4,192	$ 3,895
Portfolio turnover rate E	199%	256%	152%	83%	100%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.62	$ 10.69	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.617	.577	.591	.570	.235
Net realized and unrealized gain (loss)	2.065	(1.677)	(.003)	.246	(.065)
Total from investment operations	2.682	(1.100)	.588	.816	.170
Distributions from net investment income	(.437)	(.545)	(.518)	(.491)	(.450)
Distributions from net realized gain	(.075)	(.055)	(.140)	(.025)	(.020)
Total distributions	(.512)	(.600)	(.658)	(.516)	(.470)
Net asset value, end of period	$ 11.09	$ 8.92	$ 10.62	$ 10.69	$ 10.39
Total Return B, C, D	30.06%	(10.34)%	5.55%	7.85%	1.59%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.76%	.80%	.82%	.86% A
Expenses net of fee waivers, if any	.77%	.76%	.80%	.82%	.85% A
Expenses net of all reductions	.77%	.76%	.80%	.82%	.85% A
Net investment income	5.95%	5.61%	5.41%	5.32%	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 475,890	$ 234,744	$ 228,628	$ 104,283	$ 22,502
Portfolio turnover rate G	199%	256%	152%	83%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 23, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Fixed-Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,198,407
Gross unrealized depreciation	(16,955,432)
Net unrealized appreciation (depreciation)	$ 26,242,975

Tax Cost	$ 619,602,753

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,314,363
Net unrealized appreciation (depreciation)	$ 26,221,487

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 28,400,164	$ 20,873,860
Long-term Capital Gains	-	526,360
Total	$ 28,400,164	$ 21,400,220

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 26,667	$ (24,556)
Swap Agreements	107,413	156,593
Total Interest Rate Risk	134,080	132,037
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 134,080	$ 132,037

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $26,667 for futures contracts and $107,413 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(24,556) for futures contracts and $156,593 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $632,972,275 and $490,383,747, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,282
Service Class 2	5,685
$ 7,967

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 88,333
Service Class	1,584
Service Class 2	1,678
Investor Class	332,172
$ 423,767

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,022 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $500.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Initial Class	$ 6,342,757	$ 5,708,501
Service Class	69,077	148,921
Service Class 2	65,395	142,604
Investor Class	17,765,741	13,470,208
Total	$ 24,242,970	$ 19,470,234
From net realized gain
Initial Class	$ 1,083,615	$ 631,827
Service Class	12,277	23,040
Service Class 2	12,262	22,909
Investor Class	3,049,040	1,252,210
Total	$ 4,157,194	$ 1,929,986

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Initial Class
Shares sold	5,096,428	2,076,096	$ 53,470,698	$ 21,649,408
Reinvestment of distributions	667,839	707,960	7,426,372	6,340,328
Shares redeemed	(1,836,732)	(2,933,925)	(18,480,857)	(29,840,666)
Net increase (decrease)	3,927,535	(149,869)	$ 42,416,213	$ (1,850,930)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7,329	19,117	81,354	171,961
Shares redeemed	(132,635)	(141,707)	(1,343,103)	(1,428,842)
Net increase (decrease)	(125,306)	(122,590)	$ (1,261,749)	$ (1,256,881)
Service Class 2
Shares sold	3,999	278	$ 41,527	$ 3,003
Reinvestment of distributions	6,990	18,387	77,657	165,513
Shares redeemed	(132,446)	(141,002)	(1,340,594)	(1,419,874)
Net increase (decrease)	(121,457)	(122,337)	$ (1,221,410)	$ (1,251,358)
Investor Class
Shares sold	15,870,689	7,057,442	$ 169,218,058	$ 74,584,996
Reinvestment of distributions	1,875,205	1,649,850	20,814,781	14,722,418
Shares redeemed	(1,154,414)	(3,930,775)	(10,739,119)	(38,621,653)
Net increase (decrease)	16,591,480	4,776,517	$ 179,293,720	$ 50,685,761

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Strategic Income Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/12/2010	02/12/2010	$-	$0.025
Service Class	02/12/2010	02/12/2010	$-	$0.025
Service Class 2	02/12/2010	02/12/2010	$-	$0.025
Investor Class	02/12/2010	02/12/2010	$-	$0.025

A total of 7.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three- and five-year periods ended December 31, 2008, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Investor Class ranked below its competitive median for 2008 and the total expenses of each of Service Class and Service Class 2 ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPSI-ANN-0210
1.796350.107

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio and Investment Grade Bond Portfolio (the "Funds"):

Services Billed by Deloitte Entities

December 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Asset Manager Portfolio	$35,000	$-	$7,000	$-
Asset Manager: Growth Portfolio	$35,000	$-	$4,700	$-
Freedom 2005 Portfolio	$25,000	$-	$4,500	$-
Freedom 2010 Portfolio	$25,000	$-	$4,500	$-
Freedom 2015 Portfolio	$25,000	$-	$4,500	$-
Freedom 2020 Portfolio	$25,000	$-	$4,500	$-
Freedom 2025 Portfolio	$25,000	$-	$4,500	$-
Freedom 2030 Portfolio	$25,000	$-	$4,500	$-
Freedom 2035 Portfolio	$17,000	$-	$4,500	$-
Freedom 2040 Portfolio	$17,000	$-	$4,500	$-
Freedom 2045 Portfolio	$17,000	$-	$4,500	$-
Freedom 2050 Portfolio	$17,000	$-	$4,500	$-
Freedom Income Portfolio	$25,000	$-	$4,500	$-
Freedom Lifetime Income I Portfolio	$25,000	$-	$4,500	$-
Freedom Lifetime Income II Portfolio	$25,000	$-	$4,500	$-
Freedom Lifetime Income III Portfolio	$25,000	$-	$4,500	$-
Investment Grade Bond Portfolio	$34,000	$-	$5,600	$-

December 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Asset Manager Portfolio	$53,000	$-	$6,700	$-
Asset Manager: Growth Portfolio	$52,000	$-	$4,600	$-
Freedom 2005 Portfolio	$21,000	$-	$4,600	$-
Freedom 2010 Portfolio	$21,000	$-	$4,600	$-
Freedom 2015 Portfolio	$21,000	$-	$4,600	$-
Freedom 2020 Portfolio	$21,000	$-	$4,600	$-
Freedom 2025 Portfolio	$21,000	$-	$4,600	$-
Freedom 2030 Portfolio	$21,000	$-	$4,600	$-
Freedom 2035 Portfolio	$-	$-	$-	$-
Freedom 2040 Portfolio	$-	$-	$-	$-
Freedom 2045 Portfolio	$-	$-	$-	$-
Freedom 2050 Portfolio	$-	$-	$-	$-
Freedom Income Portfolio	$21,000	$-	$4,600	$-
Freedom Lifetime Income I Portfolio	$21,000	$-	$4,600	$-
Freedom Lifetime Income II Portfolio	$21,000	$-	$4,600	$-
Freedom Lifetime Income III Portfolio	$21,000	$-	$4,600	$-
Investment Grade Bond Portfolio	$33,000	$-	$5,700	$-
A Amounts may reflect rounding.

B Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, and Freedom 2050 Portfolio commenced operations on April 8, 2009.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, and Strategic Income Portfolio (the "Funds"):

Services Billed by PwC

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
FundsManager 20% Portfolio	$30,000	$-	$3,400	$100
FundsManager 50% Portfolio	$30,000	$-	$3,400	$100
FundsManager 60% Portfolio	$30,000	$-	$3,400	$100
FundsManager 70% Portfolio	$30,000	$-	$3,400	$100
FundsManager 85% Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2005 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2010 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2015 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2020 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2025 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2030 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom Income Portfolio	$30,000	$-	$3,400	$100
Strategic Income Portfolio	$70,000	$-	$3,400	$1,600

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
FundsManager 20% Portfolio	$28,000	$-	$4,500	$1,000
FundsManager 50% Portfolio	$28,000	$-	$4,500	$1,100
FundsManager 60% Portfolio	$22,000	$-	$2,700	$1,000
FundsManager 70% Portfolio	$28,000	$-	$4,500	$1,100
FundsManager 85% Portfolio	$28,000	$-	$4,500	$1,000
Investor Freedom 2005 Portfolio	$28,000	$-	$4,500	$800
Investor Freedom 2010 Portfolio	$28,000	$-	$4,500	$800
Investor Freedom 2015 Portfolio	$28,000	$-	$4,500	$800
Investor Freedom 2020 Portfolio	$28,000	$-	$4,500	$800
Investor Freedom 2025 Portfolio	$28,000	$-	$4,500	$800
Investor Freedom 2030 Portfolio	$28,000	$-	$4,500	$800
Investor Freedom Income Portfolio	$28,000	$-	$4,500	$800
Strategic Income Portfolio	$63,000	$-	$5,100	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$515,000	$225,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$2,655,000	$2,530,000
Tax Fees	$-	$2,000 B
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
PwC	$4,590,000	$3,150,000
Deloitte Entities	$1,320,000	$1,315,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 3, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 3, 2010